                                                               File Nos. 2-98772
                                                                        811-4347


              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                ON JUNE 28, 2002


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /
                                 --                      --



     Post-Effective Amendment No. 68                     /X/
                                  --                     --



REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940



Amendment No. 81                                         /X/
              --                                         --



                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

         R. Jeremy Grantham                       J.B. Kittredge, Esq.
              GMO Trust                              Ropes & Gray
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or


     / / 60 days after filing pursuant to paragraph (a)(1), or




     /X/ June 30, 2002 pursuant to paragraph (b), or

     / / 75 days after filing pursuant to paragraph (a)(2), of Rule 485.




================================================================================

GMO TRUST                                                             Prospectus
                                                                   June 30, 2002

GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- Small Cap Value Fund
- Small Cap Growth Fund

- Real Estate Fund

- Tax-Managed U.S. Equities Fund
- Tax-Managed Small Companies Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- Core Plus Bond Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund
- Emerging Country Debt Fund

- Emerging Country Debt Share Fund

- Short-Term Income Fund
- Global Hedged Equity Fund

- Inflation Indexed Bond Fund


INTERNATIONAL EQUITY FUNDS
- International Disciplined Equity Fund
- International Intrinsic Value Fund
- International Growth Fund
- Currency Hedged International Equity Fund
- Foreign Fund
- Foreign Small Companies Fund
- International Small Companies Fund
- Emerging Markets Fund
- Emerging Countries Fund
- Asia Fund
- Tax-Managed International Equities Fund

ASSET ALLOCATION FUNDS
- International Equity Allocation Fund

- World Balanced Allocation Fund

- Global (U.S.+) Equity Allocation Fund
- Global Balanced Allocation Fund
- U.S. Sector Fund

Information about other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
  PRINCIPAL RISKS...........................................     1
  U.S. Equity Funds.........................................     2
     U.S. Core Fund.........................................     2
     Tobacco-Free Core Fund.................................     4
     Value Fund.............................................     6
     Intrinsic Value Fund...................................     8
     Growth Fund............................................    10
     Small Cap Value Fund...................................    12
     Small Cap Growth Fund..................................    14
     Real Estate Fund.......................................    16
     Tax-Managed U.S. Equities Fund.........................    18
     Tax-Managed Small Companies Fund.......................    20
  International Equity Funds................................    22
     International Disciplined Equity Fund..................    22
     International Intrinsic Value Fund.....................    24
     International Growth Fund..............................    26
     Currency Hedged International Equity Fund..............    28
     Foreign Fund...........................................    30
     Foreign Small Companies Fund...........................    32
     International Small Companies Fund.....................    34
     Emerging Markets Fund..................................    36
     Emerging Countries Fund................................    38
     Asia Fund..............................................    40
     Tax-Managed International Equities Fund................    42
  Fixed Income Funds........................................    44
     Domestic Bond Fund.....................................    44
     Core Plus Bond Fund....................................    46
     International Bond Fund................................    48
     Currency Hedged International Bond Fund................    50
     Global Bond Fund.......................................    52
     Emerging Country Debt Fund.............................    54
     Emerging Country Debt Share Fund.......................    56
     Short-Term Income Fund.................................    58
     Global Hedged Equity Fund..............................    60
     Inflation Indexed Bond Fund............................    62
  Asset Allocation Funds....................................    64
     International Equity Allocation Fund...................    64
     World Balanced Allocation Fund.........................    66
     Global (U.S.+) Equity Allocation Fund..................    68
     Global Balanced Allocation Fund........................    70
     U.S. Sector Fund.......................................    72
DESCRIPTION OF PRINCIPAL RISKS..............................    74
MANAGEMENT OF THE TRUST.....................................    80
DETERMINATION OF NET ASSET VALUE............................    81
HOW TO PURCHASE SHARES......................................    82
HOW TO REDEEM SHARES........................................    83
MULTIPLE CLASSES............................................    84
DISTRIBUTIONS AND TAXES.....................................    85
FINANCIAL HIGHLIGHTS........................................    88
INVESTMENT BY CERTAIN FUNDS IN GMO ALPHA LIBOR FUND.........   113
ADDITIONAL INFORMATION..................................back cover
SHAREHOLDER INQUIRIES...................................back cover
DISTRIBUTOR.............................................back cover

                                  SUMMARIES OF

      FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



     The following summaries describe each Fund's investment objective, principal investment strategies and principal risks. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Term Income Fund and the International Intrinsic Value Fund are fundamental.



     In many of the Fund summaries that follow, it is noted that a particular Fund will typically make "investments" in a particular type of security or other asset. Investors should understand that when used in this Prospectus, the word "investments" includes both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through the use of derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.



     Certain Funds have adopted a policy of investing at least 80% of their assets in certain types of investments, industries, countries, or geographic regions (each policy, a "Name Policy"), as set forth in such Funds' "Principal investment strategies." Each such Fund will not change its Name Policy without providing its shareholders with at least 60 days' prior written notice. When used in connection with a Fund's Name Policy, the Manager defines "assets" to include the Fund's net assets plus any borrowings made for investment purposes. In addition, in Name Policies that provide that a Fund will invest in certain countries or geographic regions, it is noted that the Fund's investments will be "tied economically" to such country or region. For purposes of this Prospectus, an investment is "tied economically" to a particular country or region if it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or region, or has at least 50% of its assets in such country or region. This exposure may be achieved directly or indirectly, as described in the previous paragraph.



     Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. A summary of each Fund's principal risks is included in the following summaries. Investors should refer to the DESCRIPTION OF PRINCIPAL RISKS at page 74 of this Prospectus for a more detailed discussion of the principal risks of investing in the Funds. Each Fund may be exposed to risks in addition to the principal risks described in this Prospectus. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies. Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.


It is important for you to note:

     - You may lose money on an investment in a Fund.

     - An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - By itself, no Fund constitutes a complete investment program.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
Fund Inception Date: 9/18/85

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class II   GMTWX   USCore  362007 80 9
                                                              Class III  GMCTX   USCore  362007 88 2
                                                              Class IV   GMRFX   USCore  362008 84 9
                                                              Class V    GMCVX   USCore  362008 58 3

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to the U.S. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Manager seeks to manage the Fund with low risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the S&P 500 Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                              GMO U.S. CORE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



     The Fund began offering a new class of shares, Class V, on June 30, 2001. Class V shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would only differ to the extent Class V shares and Class III shares do not have the same expenses.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
1992                                                                              5.94
1993                                                                             16.28
1994                                                                              2.36
1995                                                                             43.25
1996                                                                             17.61
1997                                                                             35.10
1998                                                                             24.69
1999                                                                             18.59
2000                                                                              0.30
2001                                                                             -7.68

                        Highest Quarter: 19.49% (4Q1998)
                        Lowest Quarter: -11.80% (3Q2001)
                      Year-to-Date (as of 3/31/02): 1.14%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II(#)                                                     6/7/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.74%   13.00%        N/A      13.50%
----------------------------------------------------------------------------
 S&P 500                         -11.89%   10.70%        N/A      11.69%
----------------------------------------------------------------------------
 CLASS III                                                      9/18/85
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.68%   13.09%     14.67%      15.96%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -8.18%    7.98%     10.00%      11.80%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -4.68%    9.51%     10.60%      12.02%
----------------------------------------------------------------------------
 S&P 500 INDEX                   -11.89%   10.70%     12.94%      14.90%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.66%      N/A        N/A       9.52%
----------------------------------------------------------------------------
 S&P 500 INDEX                   -11.89%      N/A        N/A       6.89%
----------------------------------------------------------------------------


(#) For the period from November 17, 1997 to January 9, 1998, no Class II shares were outstanding. Performance for that period is that of Class III shares. If Class II shares had been outstanding, performance would be lower because Class II expenses are higher.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) CLASS II   CLASS III   CLASS IV   CLASS V
  ----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                 0.33%      0.33%       0.33%      0.33%
  Shareholder service fee                                                        0.22%      0.15%      0.105%     0.085%
  Other expenses                                                                 0.02%      0.02%       0.02%      0.02%
  Total annual operating expenses                                                0.57%      0.50%      0.455%     0.435%
  Expense reimbursement                                                          0.02%(1)   0.02%(1)    0.02%(1)   0.02%(1)
  Net annual expenses                                                            0.55%      0.48%      0.435%     0.415%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class II                                                        $56      $181      $316       $712
Class III                                                       $49      $158      $278       $626
Class IV                                                        $44      $144      $253       $571
Class V                                                         $42      $138      $242       $546


       * After reimbursement

 GMO TOBACCO-FREE CORE FUND
Fund Inception Date: 10/31/91

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMTCX   TobaccoFr  362007 85 8
                                                              Class IV   GMTFX   TobaccoFr  362008 59 1

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization, excluding those companies that are tobacco-producing issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in investments in "tobacco-free issuers." The Manager defines "tobacco-free issuers" as those issuers that are not listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.



     The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Manager seeks to manage the Fund with low risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the S&P 500 Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO TOBACCO-FREE CORE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



     The Fund began offering a new class of shares, Class IV, on June 30, 2001. Class IV shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would only differ to the extent Class IV shares and Class III shares do not have the same expenses.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       TOBACCO FREE CORE FUND %
                                                                       ------------------------
1992                                                                              5.69
1993                                                                             17.44
1994                                                                              2.40
1995                                                                             43.00
1996                                                                             18.30
1997                                                                             35.60
1998                                                                             25.20
1999                                                                             21.25
2000                                                                             -0.89
2001                                                                             -8.82

                        Highest Quarter: 19.47% (4Q1998)
                        Lowest Quarter: -12.41% (3Q2001)
                      Year-to-Date (as of 3/31/02): 0.69%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -8.82%   13.22%     14.87%       15.33%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -9.24%    9.15%     10.58%       11.07%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -5.38%    9.56%     10.65%       11.10%
----------------------------------------------------------------------------
 S&P 500 INDEX                  -11.89%   10.70%     12.94%       13.46%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%       0.33%
  Shareholder service fee                                                                   0.15%      0.105%
  Other expenses                                                                            0.04%       0.04%
  Total annual operating expenses                                                           0.52%       0.48%
  Expense reimbursement                                                                     0.04%(1)    0.04%(1)
  Net annual expenses                                                                       0.48%      0.435%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $49      $163      $287       $649
Class IV                                                        $44      $148      $262       $594


       * After reimbursement

 GMO VALUE FUND
Fund Inception Date: 11/13/90

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOVX   Value   362007 82 5

INVESTMENT OBJECTIVE
     Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Manager evaluates stocks using fundamental investment principles and quantitative applications, including the Manager's proprietary dividend discount model, to identify the best values in the marketplace and to screen for what the Manager believes to be inexpensive stocks. Traditional fundamental analysis is then applied to the securities in each sector in order to explore and verify compelling opportunities. The Manager seeks stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to public perception anomalies; companies with undervalued assets (business or commodities) not given fair value in the stock market; and indifference in the marketplace. The Manager's definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting.



     The Manager builds the portfolio stock by stock. The Manager attempts to control risk primarily through valuation, as all stocks are bought at a price that the Manager believes represents a discount to fair value. The Fund sells stocks when the Manager believes they have become fully valued, and attempts to minimize price risk by cycling into what the Manager believes are more deeply undervalued opportunities. The Manager seeks to manage the Fund with low risk relative to the Fund's benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 Index was approximately $13 billion; the median market capitalization was approximately $3.8 billion; and the smallest company in the Russell 1000 Index had an approximate market capitalization of $1.4 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO VALUE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                             VALUE FUND %
                                                                             ------------
1992                                                                              9.36
1993                                                                             18.67
1994                                                                              0.62
1995                                                                             38.18
1996                                                                             20.73
1997                                                                             30.42
1998                                                                             11.66
1999                                                                              2.70
2000                                                                             10.67
2001                                                                              2.85

                        Highest Quarter: 14.73% (2Q1997)
                        Lowest Quarter: -10.89% (3Q1998)
                      Year to Date (as of 3/31/02): -0.33%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/13/90
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               2.85%   11.22%     14.00%      15.42%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    1.09%    5.80%      8.90%      10.56%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           1.74%    7.40%      9.56%      11.01%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         -5.59%   11.13%     14.13%      15.25%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.46%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.06%
  Total annual operating expenses                                                           0.67%
  Expense reimbursement                                                                     0.06%(1)
  Net annual expenses                                                                       0.61%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.46% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $62      $208      $367       $829


       * After reimbursement

 GMO INTRINSIC VALUE FUND
Fund Inception Date: 8/2/99

                                                                                FUND CODES
                                                              ----------------------------------------------
                                                                         Ticker      Symbol         Cusip
                                                                         ------   ------------   -----------
                                                              Class III  GMIVX    IntrinsicVal   362008 63 3

INVESTMENT OBJECTIVE
     Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the 1,000 U.S. exchange-listed companies with the largest equity capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) momentum. Weighting of the three disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one strategy represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 300-350 stocks. The Manager seeks to manage the Fund with low risk relative to the Fund's benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 Index was approximately $13 billion; the median market capitalization was approximately $3.8 billion; and the smallest company in the Russell 1000 Index had an approximate market capitalization of $1.4 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                        GMO INTRINSIC VALUE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[Graph]

2000                                                                             10.67
2001                                                                              3.31

                        Highest Quarter: 9.84% (3Q2000)
                        Lowest Quarter: -10.32% (3Q2001)
                      Year to Date (as of 3/31/02): 4.03%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       8/2/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.31%      N/A        N/A       5.41%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.30%      N/A        N/A       4.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           2.27%      N/A        N/A       3.92%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         -5.59%      N/A        N/A      -0.45%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.09%
  Total annual operating expenses                                                           0.57%
  Expense reimbursement                                                                     0.09%(1)
  Net annual expenses                                                                       0.48%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $49      $174      $309       $705


       * After reimbursement

 GMO GROWTH FUND
Fund Inception Date: 12/30/88

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOGX   Growth  362007 78 3

INVESTMENT OBJECTIVE
     Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) estimate revision momentum (analysis of the direction of changes in a company's financial projections); (2) price momentum; and (3) price to intrinsic value. The third discipline, price to intrinsic value, is a valuation-based approach. However, the Manager believes that typically many of the best values lie within the growth half of the universe. This discipline uses the Manager's proprietary dividend model to assess an issuer's franchise quality based on current and historical accounting data. Historical analysis shows that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. To focus this discipline as a growth-at-a-reasonable-price strategy, the Manager will select securities from within a universe prescreened for growth via membership in the Fund's growth benchmark. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including quality and cyclical companies. Trades are executed using a proprietary trading model and the resulting portfolio typically holds 200 - 250 stocks. The Manager seeks to manage the Fund with low risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 1000 Growth Index, which is independently maintained and published by Frank Russell Company. It measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 Index was approximately $13 billion; the median market capitalization was approximately $3.8 billion; and the smallest company in the Russell 1000 Index had an approximately market capitalization of $1.4 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. The market prices of growth securities are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                         GMO GROWTH FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[GRAPH]

                                                                            GROWTH FUND (%)
                                                                            ---------------
1992                                                                              4.20
1993                                                                              4.60
1994                                                                              1.68
1995                                                                             39.85
1996                                                                             20.39
1997                                                                             29.35
1998                                                                             37.30
1999                                                                             39.04
2000                                                                            -12.21
2001                                                                            -20.60

                        Highest Quarter: 27.46% (4Q1998)
                        Lowest Quarter: -21.46% (1Q2001)
                      Year-to-Date (as of 3/31/02): -1.31%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/30/88
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -20.60%    11.47%    12.38%      15.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -20.74%     4.22%     6.17%       8.37%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -12.55%     8.56%     8.51%      10.39%
----------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX       -20.42%     8.27%    10.79%      13.74%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.07%
  Total annual operating expenses                                                           0.55%
  Expense reimbursement                                                                     0.07%(1)
  Net annual expenses                                                                       0.48%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $49      $169      $300       $683


       * After reimbursement

 GMO SMALL CAP VALUE FUND
Fund Inception Date: 12/31/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMSVX   SmCapVal  362007 72 6

INVESTMENT OBJECTIVE
     Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies included in, or with total market capitalization similar to, the Russell 2500 Index. Under normal circumstances, the Fund will invest at least 80% of its assets in investments in "small cap" companies. The Manager defines "small cap" to include companies in the Russell 2500 Index or companies with a total market capitalization similar to those companies in the Russell 2500 Index. The Manager uses fundamental investment principles and quantitative applications to evaluate and rank stocks using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/ underweighted in a portfolio); and (3) price momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that are inexpensive based on any of these disciplines are ranked highly. Stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights and exposure to market capitalization groups, and other portfolio characteristics. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact. The portfolio typically holds 400-500 stocks.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 2500 Value Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 17% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 2500 Index was approximately $885 million; the median market capitalization was approximately $541 million; and the largest company in the Russell 2500 Index had an approximate market capitalization of $3.8 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Smaller Company Risk - The securities of companies with smaller market capitalization may fluctuate in price more sharply and trade less frequently and in lesser volume than more widely held securities.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                        GMO SMALL CAP VALUE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
1992                                                                             24.23
1993                                                                             20.16
1994                                                                              3.83
1995                                                                             27.28
1996                                                                             20.16
1997                                                                             29.72
1998                                                                              0.03
1999                                                                              2.95
2000                                                                             19.01
2001                                                                              9.91

                        Highest Quarter: 18.24% (2Q1999)
                        Lowest Quarter: -18.31% (3Q1998)
                      Year-to-Date (as of 3/31/02): 9.79%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.81%    11.59%     15.16%      15.16%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.31%     8.01%     11.79%      11.79%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          5.62%     8.23%     11.41%      11.41%
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE INDEX(a)      9.74%    11.92%     15.14%      15.14%
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE + INDEX(b)    9.74%    11.92%     13.95%      13.95%
----------------------------------------------------------------------------



(a) Fund's benchmark.


(b) The Russell 2500 Value Plus Index is a composite benchmark computed by the Manager and comprised of the Russell 2500 Index from 12/31/91 to 12/31/96, and the Russell 2500 Value Index from 12/31/96 to present, each of which was the Fund's benchmark during the periods indicated.


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.50%(1)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.04%
  Total annual operating expenses                                                           0.52%
  Expense reimbursement                                                                     0.04%(2)
  Net annual expenses                                                                       0.48%


(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $151      $269      $397       $773       $99      $212      $335       $696


       * After reimbursement

 GMO SMALL CAP GROWTH FUND
Fund Inception Date: 12/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMSGX   SmCapGr  362007 68 4

INVESTMENT OBJECTIVE
     Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies included in, or with total market capitalization similar to, the Russell 2500 Index. Under normal circumstances, the Fund will invest at least 80% of its assets in investments in "small cap" companies. The Manager defines "small cap" to include companies in the Russell 2500 Index or companies with a total market capitalization similar to those companies in the Russell 2500 Index. The Manager uses fundamental investment principles and quantitative applications to evaluate and rank stocks using three disciplines: (1) estimate revision momentum (analysis of the direction of changes in a company's financial projections); (2) price momentum; and (3) price to intrinsic value. The third discipline, price to intrinsic value, is a valuation-based approach. However, the Manager believes that typically many of the best values lie within the growth half of the universe. This discipline uses the Manager's proprietary dividend model to assess an issuer's franchise quality based on current and historical accounting data. Historical analysis shows that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. To focus this discipline as a growth-at-a-reasonable-price strategy, the Manager will select securities from within a universe prescreened for growth via membership in the Fund's growth benchmark. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that demonstrate strong momentum based on any of these disciplines are ranked highly. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights and exposure to market capitalization and other portfolio characteristics. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact. The Fund typically holds 200-300 stocks.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 2500 Growth Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 17% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 2500 Index was approximately $885 million; the median market capitalization was approximately $541 million; and the largest company in the Russell 2500 Index had an approximate market capitalization of $3.8 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Smaller Company Risk - The securities of companies with smaller market capitalization may fluctuate in price more sharply and trade less frequently and in lesser volume than more widely held securities.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. The market prices of growth securities are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO SMALL CAP GROWTH FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND(%)
                                                                       ------------------------
1997                                                                             24.69
1998                                                                              5.79
1999                                                                             30.38
2000                                                                            -10.36
2001                                                                            -13.27

                        Highest Quarter: 26.98% (4Q1999)
                        Lowest Quarter: -24.62% (3Q2001)
                      Year-to-Date (as of 3/31/02): 3.92%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -14.14%    5.77%        N/A       5.77%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -15.76%   -4.97%        N/A      -4.97%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -7.86%    1.71%        N/A       1.71%
----------------------------------------------------------------------------
 RUSSELL 2500 GROWTH INDEX       -10.83%    6.60%        N/A       6.60%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.50%(1)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.34%
  Total annual operating expenses                                                           0.82%
  Expense reimbursement                                                                     0.34%(2)
  Net annual expenses                                                                       0.48%


(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $151      $333      $531      $1,102      $99      $277      $470      $1,027


       * After reimbursement

 GMO REAL ESTATE FUND

Fund Inception Date: 5/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMORX    REIT    362007 62 7

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in publicly-traded real estate stocks with market capitalization greater than $100 million. Under normal circumstances, the Fund will invest at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related companies. The Fund invests typically in equity REITs and real estate-related operating companies, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.



     The Manager uses both top-down (property market and sector level) analysis and judgment along with bottom-up (value and growth) valuation methodologies to identify and evaluate securities. The Manager's analytic methods include: (1) quality adjusted growth (to assess forecasted cash flow growth adjusted for both sector and company specific risk by examining current price relative to a present value); (2) fundamental value (to identify stocks which score well using traditional value measures); and (3) asset valuation (to identify companies whose assets are reasonably priced based on property market fundamentals). Prior to final stock selection, the Manager also considers quality and sustainability of cash flow, capital structure risks, and quality of management. Investment decisions assume holding periods of 12 to 36 months, although interim trading is used to seek enhanced performance. The Manager determines sector allocations after analyzing securities valuations by sector and assessing property market trends such as supply/demand, rental rate and market return expectations. Within this sector allocation framework, the Manager selects stocks according to the methodology described above and weighted on attractiveness while trying to minimize benchmark risk. The Manager seeks to manage the Fund with moderate risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Morgan Stanley REIT Index, an independently maintained and published equity real estate index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Concentration Risk - There is an increased risk involved in concentrating investments in a small number of industries or countries. This risk is particularly pronounced for the Fund, which primarily makes real estate investments. As a result, the value of the Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO REAL ESTATE FUND


PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                             REIT FUND (%)
                                                                             -------------
1997                                                                             19.35
1998                                                                            -24.36
1999                                                                             -4.66
2000                                                                             28.83
2001                                                                              9.71

                        Highest Quarter: 12.08% (2Q2000)
                        Lowest Quarter: -16.27% (3Q1998)
                      Year-to-Date (as of 3/31/02): 9.09%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      5/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.71%    4.00%        N/A       8.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    7.67%    1.45%        N/A       5.76%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      5.90%    1.97%        N/A       5.53%
----------------------------------------------------------------------------
 S&P 500 INDEX(a)                -11.89%   10.70%        N/A      11.80%
----------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX(b)     12.83%    6.12%        N/A      10.56%
----------------------------------------------------------------------------



(a) The S&P 500 Index, a U.S. large capitalization stock index, is independently maintained and published by Standard & Poor's Corporation.


(b) Fund's benchmark.


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.05%
  Total annual operating expenses                                                           0.74%
  Expense reimbursement                                                                     0.05%(1)
  Net annual expenses                                                                       0.69%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.54% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $70      $232      $407       $914


       * After reimbursement

 GMO TAX -MANAGED U.S. EQUITIES FUND
Fund Inception Date: 7/23/98

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GTMUX    N/A     362008 71 6

INVESTMENT OBJECTIVE
     High after-tax total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the 600 U.S. exchange-listed companies with the largest market capitalization. Under normal circumstances, the Fund will invest at least 80% of its assets in each of
(i) investments tied economically to the U.S. and (ii) equity investments. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control both risk and taxes. The Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. The Manager attempts to control taxable transactions at the Fund level, including by potentially honoring a shareholder's redemption request in-kind using securities held by the Fund instead of cash, and tax effects of a proposed trade are examined on a lot-by-lot basis. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 150-250 stocks. The Fund features a moderate bear market bias as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Manager seeks to manage the Fund with low risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the S&P 500 Index (after tax), which is computed by the Manager by applying a 40% tax (credit) on short-term realized capital gains (losses), a 40% tax on income, and a 20% tax (credit) on long-term realized capital gains (losses) on the securities comprising the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                             GMO TAX -MANAGED U.S. EQUITIES FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Years Ending December 31
[GRAPH]

                                                                  TAX-MANAGED U.S. EQUITIES FUND (%)
                                                                  ----------------------------------
1999                                                                             16.96
2000                                                                              3.21
2001                                                                             -9.77

                        Highest Quarter: 15.80% (4Q1999)
                        Lowest Quarter: -10.84% (3Q2001)
                      Year-to-Date (as of 3/31/02): 1.48%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/23/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -9.77%     N/A       N/A         5.28%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -10.21%     N/A       N/A         4.78%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.95%     N/A       N/A         4.02%
----------------------------------------------------------------------------
 S&P 500 INDEX                   -11.89%     N/A       N/A         1.50%
----------------------------------------------------------------------------
 S&P 500 INDEX (AFTER TAX)(a)    -12.35%     N/A       N/A         0.98%
----------------------------------------------------------------------------



(a) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.36%
  Total annual operating expenses                                                           0.84%
  Expense reimbursement                                                                     0.36%(1)
  Net annual expenses                                                                       0.48%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Funds total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $49      $232      $431      $1,004


       * After reimbursement

 GMO TAX-MANAGED SMALL
    COMPANIES FUND
Fund Inception Date: 6/1/99

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker   Symbol        Cusip
                                                                         ------  ---------   -----------
                                                              Class III  GTMSX   TxMngSmCo   362008 62 5

INVESTMENT OBJECTIVE
     Maximize after-tax total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies included in, or with total market capitalization similar to, the Russell 2500 Index. Under normal circumstances, the Fund will invest at least 80% of its assets in investments in "small companies." The Manager defines "small companies" to include companies in the Russell 2500 Index or companies with a total market capitalization similar to those companies in the Russell 2500 Index. The Manager uses fundamental investment principles, tax management techniques and quantitative portfolio optimization to evaluate and rank stocks using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to book value; and (3) price momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that are inexpensive based on any of these disciplines are ranked highly.



     The Fund's portfolio is constructed using proprietary techniques through which the Manager attempts to control both risk and potential tax effects. The Manager attempts to control risk by adjusting sector weights and exposure to market capitalization and other portfolio characteristics. The Manager attempts to control taxable transactions at the Fund level, including by potentially honoring a shareholder's redemption requests in-kind using securities held by the Fund instead of cash, and tax effects of a proposed trade are examined on a lot-by-lot basis. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact. The resulting portfolio typically holds 400-500 stocks. The Manager seeks to manage the Fund with moderate risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 2500 Index (after tax), which is computed by the Manager by applying a 40% tax on income on the securities comprising the Russell 2500 Index, which is independently maintained and published by Frank Russell Company and composed of the 2,500 smallest companies in the Russell 3000 Index (which in turn measures the performance of the 3,000 largest U.S. companies based on total market capitalization; these 3,000 companies represent approximately 98% of the investable U.S. equity market), which represents approximately 17% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $885 million; the median market capitalization of companies in the Russell 2500 Index was approximately $541 million. The largest company in the Russell 2500 Index had an approximate market capitalization of $3.8 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.


- Smaller Company Risk - The securities of companies with smaller market capitalization may fluctuate in price more sharply and trade less frequently and in lesser volume than more widely held securities.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                             GMO TAX-MANAGED SMALL
                                                COMPANIES FUND

PERFORMANCE

    The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Year Ending December 31
[GRAPH]

                                                                      TAX-MANAGED SMALL COMPANIES
                                                                               FUND (%)
                                                                      ---------------------------
2000                                                                             7.79
2001                                                                             9.27

                        Highest Quarter: 14.26% (4Q2001)
                        Lowest Quarter: -10.74% (3Q2001)
                      Year-to-Date (as of 3/31/02): 9.13%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       6/1/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               8.72%      N/A        N/A       6.32%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    8.09%      N/A        N/A       5.78%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      5.08%      N/A        N/A       4.77%
----------------------------------------------------------------------------
 RUSSELL 2500 INDEX                1.22%      N/A        N/A       8.92%
----------------------------------------------------------------------------
 RUSSELL 2500 INDEX (AFTER
  TAX)(a)                          0.64%      N/A        N/A       8.31%
----------------------------------------------------------------------------



(a) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        0.50%(1)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.55%
  Shareholder service fee                                                                   0.15%
  Other expenses()                                                                          0.20%
  Total annual operating expenses()                                                         0.90%
  Expense reimbursement                                                                     0.20%(2)
  Net annual expenses()                                                                     0.70%



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.55% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                      $121      $316      $527      $1,134


       * After reimbursement

                           INTERNATIONAL EQUITY FUNDS


     The International Equity Funds include Funds that invest in developed foreign markets only and Funds that invest to varying degrees in emerging foreign markets. Emerging Markets Fund, Emerging Countries Fund and Asia Fund (together, the "Emerging Markets Funds") primarily make investments in emerging countries (also referred to in this Prospectus as emerging markets) located in Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. The emerging countries (or emerging markets) in which these Funds invest may differ from those in which certain Fixed Income Funds invest.


 GMO INTERNATIONAL DISCIPLINED
    EQUITY FUND
Fund Inception Date: 1/29/02


                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GIDEX   IntlDiscEq  362008 56 7


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests in a diversified portfolio of equity investments from the world's developed markets outside of the United States. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. The Manager uses quantitative models to forecast the future returns and risks of individual stocks, sectors, countries, and currencies. The models take as input historical, current, and future estimates of financial data and relate this data to future return patterns. The Manager attempts to balance the Fund between different styles of strategy to limit risk relative to the benchmark. For stock selection, the Manager considers factors such as valuation, firm quality, and momentum. Valuation factors include price-to-earnings, price-to-book, price-to-cash flow, dividend yield and price-to-sales. Quality factors include debt-to-equity, return-on-equity, return-on-sales, and the historical stability of those factors. Momentum factors include price performance, earnings revisions, and growth in earnings, sales, and dividends. For country modeling, factors considered by the Manager include stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness as defined by currency valuation. For sector forecasting, the Manager aggregates stock factors at a sector level and particularly emphasizes comparison with historical sector norms. For currency forecasting, the Manager considers factors such as export and producer price parity, balance of payments, interest rate differential, and relative strength. The Manager incorporates these factors in proprietary models, including a stock dividend discount model that combines all three of growth, quality, and valuation style factors. Other models include a quality adjusted value approach that combines valuation factors with quality factors and a momentum approach based on strong price performance and positive earnings estimate revision.



     The Fund's portfolio is constructed using a quantitative optimization process that weighs the trade-off between a stock's predicted performance against criteria of risk control, trading costs, and liquidity. The Fund will attempt to maintain a slight value bias. Exposure to market capitalization bands will also be controlled relative to the Fund's benchmark. The Fund is typically exposed to approximately 400 securities. The Manager seeks to manage the Fund with a low level of risk relative to the benchmark.


     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.

- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL DISCIPLINED
                                                                     EQUITY FUND

PERFORMANCE
     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.40%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.38%(1)
  Total annual operating expenses                                                           0.93%(1)
  Expense reimbursement                                                                     0.38%(2)
  Net annual expenses                                                                       0.55%



(1) Based on an estimate of "Other expenses" for the Fund's first fiscal year.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder services fees and certain other expenses described on page 80 of this Prospectus) exceed 0.40% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS
                                                              -------   -------
Class III                                                       $56      $258


       * After reimbursement

 GMO INTERNATIONAL INTRINSIC VALUE FUND
Fund Inception Date: 3/31/87

                                                                               FUND CODES
                                                              --------------------------------------------
                                                                         Ticker     Symbol        Cusip
                                                                         ------  ------------  -----------
                                                              Class II   GMICX   IntlIntrVal   362007 20 5
                                                              Class III  GMOIX   IntlIntrVal   362007 30 4
                                                              Class IV   GMCFX   IntlIntrVal   362008 83 1

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the MSCI EAFE Index (Europe, Australasia, Far East) universe plus Canada (approximately 2,500 stocks). The Manager uses disciplined value techniques to assess countries, sectors (big vs. small, cyclical vs. defensive), currencies, and stocks. Risk and return forecasts are made for sectors, currencies and stocks using historical, current and future estimates of financial data that relate the current economic scenario to future return patterns. The following represent some of the major factors that the Manager monitors and evaluates in creating forecasted returns: country valuation-price-to-earnings, dividend yield, positive GDP trends, positive market sentiment, industrial competitiveness as defined by nominal and real interest rates; sector valuation-proprietary dividend discount model, price-to-earnings, economic sensitivity, profitability and size; stock valuation-price-to-book, stability of return-on-equity, momentum of earnings revisions, and stock price momentum; and currency valuation-export and producer price parity, balance of payments, interest rate differential and relative strength. The Manager believes these factors/characteristics maintain persistent, causal relationships and therefore allow the Manager to better forecast returns for stocks within different countries.



     The Fund's portfolio is constructed using an optimization process that weighs the trade-off between a stock's return forecast and its contribution to the risk of the portfolio in comparison to the benchmark. Buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs, and trading impact is considered. The Fund is typically exposed to approximately 500 securities. The Manager seeks to control risk relative to the Fund's benchmark.


     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a value style. The PMI is the large-capitalization stock component of the SSB Broad Market Index ("BMI")(which includes listed shares of companies from 23 developed countries and 26 emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million as determined on the last business day of May (developed markets) or August (emerging markets) each year), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                          GMO INTERNATIONAL INTRINSIC VALUE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
1992                                                                             -1.14
1993                                                                             39.96
1994                                                                              4.15
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                             13.60
1999                                                                             14.62
2000                                                                             -1.40
2001                                                                            -12.11

                        Highest Quarter: 16.70% (1Q1998)
                        Lowest Quarter: -15.14% (3Q1998)
                      Year-to-Date (as of 3/31/02): 5.37%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II                                                       9/26/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -12.13%    2.56%        N/A       3.51%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE STYLE
  INDEX(a)                       -18.14%    2.52%        N/A       2.92%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)              -21.44%    0.89%        N/A       1.25%
----------------------------------------------------------------------------
 CLASS III                                                      3/31/87
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -12.11%    2.63%      7.09%       8.02%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -13.46%   -0.09%      4.80%       5.93%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -7.37%    1.28%      5.06%       5.97%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE STYLE
  INDEX(a)                       -18.14%    2.52%      6.32%         N/A
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)              -21.44%    0.89%      4.46%       4.46%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -11.95%      N/A        N/A       3.89%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE STYLE
  INDEX(a)                       -18.14%      N/A        N/A       3.18%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)              -21.44%      N/A        N/A       1.37%
----------------------------------------------------------------------------



(a) Fund's benchmark.


(b) The MSCI EAFE Index (Europe, Australasia and Far East) is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS II   CLASS III   CLASS IV
  -----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%      0.54%       0.54%
  Shareholder service fee                                                                   0.22%      0.15%       0.09%
  Other expenses                                                                            0.10%      0.10%       0.10%
  Total annual operating expenses                                                           0.86%      0.79%       0.73%
  Expense reimbursement                                                                     0.10%(1)   0.10%(1)    0.10%(1)
  Net annual expenses                                                                       0.76%      0.69%       0.63%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.54% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class II                                                        $78      $264      $467      $1,052
Class III                                                       $70      $242      $429      $  969
Class IV                                                        $64      $223      $396      $  897


       * After reimbursement

 GMO INTERNATIONAL GROWTH FUND
Fund Inception Date: 11/30/01

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GIIIX   IntlGrowth  362008 57 5

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the MSCI EAFE Index (Europe, Australasia, Far East) universe plus Canada (approximately 2,500 stocks). The Manager attempts to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks, including that
1) the pricing of true franchise growth companies does not reflect their ability to maintain superior growth farther into the future and 2) investors react slowly to improving fundamentals, and hence there is medium term continuation of superior price and earnings performance. The Manager uses fundamental investment principles and quantitative application to select stocks using two disciplines. The first discipline is price and earnings momentum. The Manager believes momentum measures are key leading indicators of growth since historical analysis shows that stocks with recent strong price performance and upgrades to analyst estimates have superior growth prospects that are not fully captured in the current price. The second discipline uses the Manager's proprietary dividend discount model to assess an issuer's franchise quality based on current and historical accounting data. Historical analysis shows that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. While this discipline is a valuation based approach, the Manager believes that typically many of the best values lie within the growth half of the universe. To focus this discipline as a growth at a reasonable price strategy, the Manager will select securities from within a universe prescreened for growth via membership in the Fund's benchmark. The Fund intends to maintain diversification across countries. Bottom up security selection will tilt the portfolio towards those countries where growth prospects are highest or are most undervalued. In addition the Manager will consider top down factors that will influence the growth potential of a particular country, such as currency valuation.



     The Fund's portfolio is constructed using a quantitative optimization process which trades off predicted performance against criteria of risk control, trading costs, and liquidity. The Fund is typically exposed to approximately 200 securities.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the SSB Broad Market Index ("BMI") (which includes listed shares of companies from 23 developed countries and 26 emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million as determined on the last business day of May (developed markets) or August (emerging markets) each year), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.

- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL GROWTH FUND

PERFORMANCE
     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.20%(1)
  Total annual operating expenses                                                           0.89%(1)
  Expense reimbursement                                                                     0.20%(2)
  Net annual expenses                                                                       0.69%



(1) Based on an estimate of "Other expenses" for the Fund's first fiscal year.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.54% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS
                                                              -------   -------
Class III                                                       $70      $264


       * After reimbursement

 GMO CURRENCY HEDGED
    INTERNATIONAL EQUITY FUND
Fund Inception Date: 6/30/95


                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMOCX   CurHgIntEq  362007 58 5



INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests to varying extents in other GMO Funds ("underlying Funds"), including International Disciplined Equity Fund, International Intrinsic Value Fund and International Growth Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. The Fund's assets are allocated among the underlying Funds based on the Manager's analysis of the relative attractiveness of value versus growth investing styles, measured primarily by the discount at which value stocks trade relative to growth stocks generally, as well as on the Manager's predicted returns of the two styles in the markets. In a value/growth neutral position, the Manager will allocate among the underlying Funds based on the Manager's evaluation of (i) the underlying Funds' investments in individual stocks; (ii) the underlying Funds' weighting of investments in particular countries or regions; and (iii) the expected costs of investment alternatives. The Manager uses fundamental investment principles and quantitative applications to create forecasted returns for currencies, examining factors such as relative valuations, export and producer price parity, balance of payments and interest rates. The Manager seeks to control risk relative to the Funds benchmark. The Fund will look through to the underlying Funds' holdings to measure base currency exposure and then attempt to apply a currency overlay to hedge at least 70% of the foreign currency exposure in the underlying funds' investments back to the U.S. dollar. In addition, the Fund may take active positions relative to a fully hedged benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the Fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts.


BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, Far East) (Hedged), a large capitalization international stock index that is currency-hedged into U.S. dollars, which is independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar Funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                             GMO CURRENCY HEDGED
                                                       INTERNATIONAL EQUITY FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL CORE FUND(%)
                                                              ------------------------------------------
1996                                                                             15.28
1997                                                                             12.90
1998                                                                              7.29
1999                                                                             20.91
2000                                                                              9.89
2001                                                                             -5.27

                        Highest Quarter: 17.38% (1Q1998)
                        Lowest Quarter: -19.29% (3Q1998)
                      Year-to-Date (as of 3/31/02): 5.68%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/30/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -5.27%    8.80%        N/A      11.14%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -12.13%    1.72%        N/A       5.10%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -3.27%    3.83%        N/A       6.29%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(a)              -21.44%    0.89%        N/A       2.87%
----------------------------------------------------------------------------
 MSCI EAFE INDEX (HEDGED)(b)     -15.88%    7.58%        N/A      10.97%
----------------------------------------------------------------------------



(a) The MSCI EAFE Index (Europe, Australasia and Far East) is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


(b) Fund's benchmark.


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%
  Shareholder service fee                                                                   0.15%(1)
  Other expenses                                                                            1.04%(2)
  Total annual operating expenses                                                           1.73%(2)
  Expense reimbursement                                                                     1.04%(2,3)
  Net annual expenses                                                                       0.69%(2)



(1) The Fund invests in other GMO Funds ("underlying Funds"). The shareholder service fee will be reimbursed to the extent of any indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.


(2) Because the Fund invests primarily in underlying Funds, the amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.54% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total indirect net operating expenses and indirect investment-related expenses were estimated at 0.63% and 0.00%, respectively, for Class III shares, based on the Fund's actual indirect expenses for the period beginning on June 30, 2001, when the Fund began to primarily invest in underlying Funds. The actual total indirect net operating expenses and indirect investment-related expenses during the fiscal year ended February 28, 2002 were 0.28% and 0.00%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2003 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $70      $443      $841      $1,954


       * After reimbursement

 GMO FOREIGN FUND
Fund Inception Date: 6/28/96

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class II   GMFRX   Foreign 362007 56 9
                                                              Class III  GMOFX   Foreign 362007 55 1
                                                              Class IV   GMFFX   Foreign 362008 82 3

INVESTMENT OBJECTIVE
  High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in non-U.S. companies (approximately 4,000 companies), including any of the companies in developed and emerging markets listed in the MSCI database. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to countries outside the United States. The Manager uses fundamental investment principles and quantitative applications to analyze issuers and country economics and build a structured value international equity portfolio. Country weights are determined by sorting countries on value measures, including price to fair value (using the Manager's dividend discount model), market price to earnings and price to book ratios, which are first determined at the issuer level and then aggregated to provide value measures at the country level. The Manager determines over and under-weightings for each country relative to the Fund's benchmark based on a cumulative value score for each country and the Manager's fundamental analysis of each country. Companies are then sorted by value measures within countries, including price to earnings, price to book, price to cash flow and yield. Stock selection is then driven by the Manager's fundamental analysis, including a review of the sector, publicly available company information, and discussions with company management, with a focus on the companies that rank attractively in any of these four measures and fall into the lowest third in terms of valuation. The Manager seeks to add value through country selections. Asset growth and portfolio turnover are controlled to safeguard value added. The Fund is typically exposed to approximately 400 issuers.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swaps, to adjust its foreign currency exposure.


BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging markets issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include, Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Management Risk (e.g., risk that the Manager's techniques fail to produce desired results) and Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities).

                                                                GMO FOREIGN FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
1992                                                                             -4.62
1993                                                                             41.18
1994                                                                              6.50
1995                                                                             13.85
1996                                                                             14.32
1997                                                                              6.86
1998                                                                             13.95
1999                                                                             28.96
2000                                                                             -6.53
2001                                                                            -10.10

                        Highest Quarter: 16.90% (4Q1998)
                        Lowest Quarter: -12.92% (3Q1998)
                      Year-to-Date (as of 3/31/02): 4.08%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II                                                       9/30/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.22%    5.63%        N/A       6.71%
----------------------------------------------------------------------------
 MSCI EAFE INDEX                 -21.44%    0.89%        N/A       1.16%
----------------------------------------------------------------------------
 CLASS III                                                      8/31/84
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.10%    5.70%      9.43%      15.21%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -10.68%    3.86%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.95%    4.25%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 MSCI EAFE INDEX                 -21.44%    0.89%      4.46%      11.36%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.04%      N/A        N/A       6.09%
----------------------------------------------------------------------------
 MSCI EAFE INDEX                 -21.44%      N/A        N/A       1.37%
----------------------------------------------------------------------------


(#) Information on the Fund's return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS II   CLASS III   CLASS IV
  -----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.60%      0.60%       0.60%
  Shareholder service fee                                                                   0.22%      0.15%       0.09%
  Other expenses                                                                            0.09%      0.09%       0.09%
  Total annual operating expenses                                                           0.91%      0.84%       0.78%
  Expense reimbursement                                                                     0.09%(1)   0.09%(1)    0.09%(1)
  Net annual expenses                                                                       0.82%      0.75%       0.69%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.60% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class II                                                        $84      $281      $495      $1,111
Class III                                                       $77      $259      $457      $1,029
Class IV                                                        $70      $240      $424      $  958


       * After reimbursement

 GMO FOREIGN SMALL COMPANIES FUND
Fund Inception Date: 6/30/00


                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  ------------
                                                              Class III  GMFSX   ForSmCos    362008 61 7
                                                              Class IV   GFSFX      N/A      362008 34 4


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in smaller companies located or doing business outside of the U.S. Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to countries outside the United States and (ii) investments in "small companies." The Manager defines "small companies" to include the bottom 30% of the companies in a particular country as measured by total market capitalization. The Manager principally uses fundamental investment principles as well as quantitative applications to analyze issuers and country economics and build a structured value international equity portfolio. Stocks are sorted by value measures, including price to earnings, price to book, price to cash flow and yield. Stock selection is then driven by the Manager's fundamental analysis, including a review of the sector/industry, publicly available company information, and discussions with company management, with a focus on the companies that rank attractively in any of these four measures and fall into the lowest third in terms of valuation. Prior to selecting a specific stock, the Manager takes into account the relative size of the foreign market in which such issuer is located and the value prospects of such market.


BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index that is the small capitalization stock component of the SSB Broad Market Index ("BMI"). The BMI includes listed shares of companies from 23 developed countries and 26 emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million as determined on the last business day of May (developed markets) or August (emerging markets) each year. The EMI represents the bottom 20% of available capital of the BMI in each country and includes 75% of the BMI issues. The SSB EMI World ex-U.S. Index excludes the stocks of U.S. companies, which are included in the BMI.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate in price more sharply than other securities.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging market issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                GMO FOREIGN SMALL COMPANIES FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


     The Fund commenced operations as a registered investment company on June 30, 2000. Prior to that date, the Fund was operated as a portfolio of a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance information for periods prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed by the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.


     The Fund began offering a new class of shares, Class IV, on May 17, 2002. Class IV shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class IV shares and Class III shares do not have the same expenses.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                                    FOREIGN SMALL COMPANIES FUND %
                                                                    ------------------------------
1996                                                                             22.09
1997                                                                             -3.80
1998                                                                              4.51
1999                                                                             41.52
2000                                                                             -7.74
2001                                                                              3.66

                        Highest Quarter: 15.12% (4Q1998)
                        Lowest Quarter: -17.40% (3Q1998)
                      Year-to-Date (as of 3/31/02): 8.99%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      1/4/95*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.66%    6.35%        N/A       8.77%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.65%   N/A(#)        N/A      N/A(#)
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      2.22%   N/A(#)        N/A      N/A(#)
----------------------------------------------------------------------------
 SSB EMI WORLD EX-U.S. INDEX     -15.70%   -1.01%        N/A       1.19%
----------------------------------------------------------------------------


(#) Information on the Fund's return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company.

* Performance information presented is that of the Fund's predecessor for all periods prior to June 30, 2000.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  -------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.70%       0.70%
  Shareholder service fee                                                                   0.15%       0.10%
  Other expenses                                                                            0.25%       0.25%
  Total annual operating expenses                                                           1.10%       1.05%
  Expense reimbursement                                                                     0.25%(1)    0.25%(1)
  Net annual expenses                                                                       0.85%       0.80%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.70% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $87      $325      $582      $1,318
Class IV                                                        $82      $309      $555      $1,260


       * After reimbursement

 GMO INTERNATIONAL
    SMALL COMPANIES FUND
Fund Inception Date: 10/14/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMISX   IntSmCos  362007 52 8


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in non-U.S. companies, including any of the companies in developed and emerging markets listed in the MSCI database. Under normal circumstances, the Fund will invest at least 80% of its assets in investments in "small companies." The Manager defines "small companies" to include the smallest 25% of companies in a particular country based on market capitalization. The Manager uses fundamental investment principles and quantitative applications to assess countries, sectors, currencies, and stocks along value measures. The Fund is a structured value portfolio that attempts to provide small company international equity exposure in markets which demonstrate the most compelling values. Risk and return forecasts are then made using historical, current and future estimates of financial data that relate the current economic scenario to historic and future return patterns. For country valuation, the Manager monitors and evaluates price/earnings, dividend yield, price/book, price/cash flow and price/fair value. For sector valuation, the Manager monitors and evaluates capitalization. For currency valuation, the Manager monitors and evaluates export and producer price parity, balance of payments, interest rate differential and relative strength. The Manager believes these factors maintain persistent causal relationships and therefore allow the Manager to better forecast returns for stocks within different countries. The Manager then selects stocks that are most attractively valued based on these parameters.



     The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. The Fund is typically exposed to approximately 550 securities.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 15% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index, which is the small capitalization stock component of the SSB Broad Market Index ("BMI"). The BMI includes listed shares of companies from 23 developed countries and 26 emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million as determined on the last business day of May (developed markets) or August (emerging markets) each year. The EMI represents the bottom 20% of available capital of the BMI in each country and includes 75% of the BMI issues. The SSB EMI World ex-U.S. Index excludes the stocks of U.S. companies, which are included in the BMI.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate in price more sharply than other securities.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging markets issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                               GMO INTERNATIONAL
                                                            SMALL COMPANIES FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[BAR GRAPH]

                                                                INTERNATIONAL SMALL COMPANIES FUND (%)
                                                                --------------------------------------
1992                                                                             -7.39
1993                                                                             54.97
1994                                                                              4.74
1995                                                                              4.91
1996                                                                              9.84
1997                                                                             -3.54
1998                                                                              8.50
1999                                                                             11.00
2000                                                                              2.78
2001                                                                             -6.70

                        Highest Quarter: 17.13% (1Q1998)
                        Lowest Quarter: -14.71% (3Q1998)
                      Year-to-Date (as of 3/31/02): 7.62%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/14/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -8.19%    1.86%      6.63%        5.94%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -9.38%   -0.27%      4.85%        4.21%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -5.54%    0.79%      4.83%        4.26%
----------------------------------------------------------------------------
 SSB EMI WORLD EX-U.S. INDEX    -15.70%   -1.01%      2.62%        2.51%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        0.60%(1)
  Redemption fee (as a percentage of amount redeemed)              0.60%(1)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSET)   CLASS III
  ------------------------------------------------------------------------------------------------
  Management fee                                                                           0.60%
  Shareholder service fee                                                                  0.15%
  Other expenses                                                                           0.22%
  Total annual operating expenses                                                          0.97%
  Expense reimbursement(2)                                                                 0.22%(2)
  Net annual expenses                                                                      0.75%


(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 80 of this Prospectus) exceed 0.60% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $198      $413      $645      $1,312     $136      $345      $572      $1,223


            * After reimbursement

 GMO EMERGING MARKETS FUND
Fund Inception Date: 12/9/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMOEX   EmergMkt  362007 60 1
                                                              Class IV   GMEFX   EmergMkt  362008 79 9

INVESTMENT OBJECTIVE
    High total return.

PRINCIPAL INVESTMENT STRATEGIES

    The Fund typically makes equity investments in companies traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to "emerging markets." The Manager defines "emerging markets" to be countries which are not included in a "developed markets" index, such as the MSCI EAFE Index (Europe, Australasia, and Far East). The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging market equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long term trends, paradigm shifts and other opportunities which a strict quantitative approach would potentially miss. The Manager employs a similar process at the individual stock level, considering factors such as price-to-book, quality, and forecast earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an on-going basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks. Many of the securities held by the Fund do not trade as actively as those in the Fund's benchmark and, therefore, may be priced using "fair valuation" procedures. See "Determination of Net Asset Value" on page 81 for a discussion of the fair valuation of the portfolio's assets.



    The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund has a value bias relative to other emerging market funds. The Manager seeks to control risk relative to the Fund's benchmark and add value through country selection.


    The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

    The Fund's benchmark is the S&P/IFC Investable Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price. The S&P/IFC Investable Composite Index currently includes 23 markets.


PRINCIPAL RISKS OF INVESTING IN THE FUND

    The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions, and because it typically makes investments in securities that do not trade as actively as those in the Fund's benchmark. Relative to the GMO Emerging Countries Fund, the Fund will generally be subject to a higher level of liquidity risk due to the nature of its investments.



- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate in price more sharply than other securities.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging markets issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


    Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO EMERGING MARKETS FUND

PERFORMANCE

    The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[BAR GRAPH]

                                                                       EMERGING MARKETS FUND (%)
                                                                       -------------------------
1994                                                                              6.28
1995                                                                            -12.57
1996                                                                             11.64
1997                                                                             -0.10
1998                                                                            -28.88
1999                                                                             77.73
2000                                                                            -27.80
2001                                                                              9.78

                        Highest Quarter: 34.40% (2Q1999)
                        Lowest Quarter: -28.24% (2Q1998)
                      Year-to-Date (as of 3/31/02): 20.27%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


------------------------------------------------------------------------------
                                   1 YEAR    5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------------------
 CLASS III                                                        12/9/93
------------------------------------------------------------------------------
 RETURN BEFORE TAXES                 8.03%   -0.30%        N/A       1.47%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                      7.15%   -1.59%        N/A       0.41%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                             4.20%   -0.82%        N/A       0.70%
------------------------------------------------------------------------------
 S&P/IFC INVESTABLE INDEX            1.76%   -5.05%        N/A      -3.39%
------------------------------------------------------------------------------
 CLASS IV                                                          1/9/98
------------------------------------------------------------------------------
 RETURN BEFORE TAXES                 8.09%      N/A        N/A       2.22%
------------------------------------------------------------------------------
 S&P/IFC INVESTABLE INDEX            1.76%      N/A        N/A       0.22%
------------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        0.80%(1,2)   0.80%(1)
  Redemption fee (as a percentage of amount redeemed)              0.80%(1,3)   0.80%(1,3)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)      CLASS III         CLASS IV
  -------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               0.81%              0.81%
  Shareholder service fee                                                                      0.15%             0.105%
  Other expenses                                                                               0.22%(4,5)         0.22%(4,5)
  Total annual operating expenses                                                              1.18%(4,5)        1.135%(4,5)
  Expense reimbursement                                                                        0.02%(4,5,6)       0.02%(4,5,6)
  Net annual expenses                                                                          1.16%(4,5)        1.115%(4,5)



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.

(2) With respect to shares purchased through third party intermediaries, the level of purchase premium charged by the Fund is 1.20%.
(3) Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date); provided, however, that with respect to shares purchased through third-party intermediaries and shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

(4) As a result of a change in the Fund's accounting methodology, "Other expenses" were restated to reflect the exclusion of repatriation taxes assessed in certain jurisdictions in which the Fund invests. These repatriation taxes amounted to 0.03% for the fiscal year ended February 28, 2002.


(5) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR")(see "Investment by Certain Funds in GMO Alpha LIBOR Fund on page 113). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(6) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus) exceed 0.81% of the Fund's average daily net assets.

EXAMPLE
    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $280      $539      $818      $1,614     $197      $450      $722      $1,499
Class IV                                $275      $525      $794      $1,564     $193      $436      $698      $1,448


            * After reimbursement

 GMO EMERGING COUNTRIES FUND
Fund Inception Date: 8/29/97


                                                                              FUND CODES
                                                              ------------------------------------------
                                                                        Ticker     Symbol       Cusip
                                                                       ---------  ---------  -----------
                                                              Class
                                                              III        GMCEX    EmergCntr  362008 85 6


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to "emerging countries." The Manager defines "emerging countries" to be countries which are not included in a "developed markets" index, such as the MSCI EAFE Index (Europe, Australasia, and Far East). The Manager seeks to manage the Fund so that it maintains relatively high liquidity (compared to the GMO Emerging Markets Fund). The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging markets equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long-term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level, considering factors such as earnings revisions, forecasted price-to-earnings, and forecasted earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.



     The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund has a value bias relative to other emerging market funds. The Manager seeks to control risk relative to the Fund's benchmark and add value through country selection.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

     The Fund's benchmark is the S&P/IFC Investable Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price. The S&P/IFC Investable Composite Index currently includes 23 countries.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                     GMO EMERGING COUNTRIES FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 2001 are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[Graph]

                                                                      EMERGING COUNTRIES FUND (%)
                                                                      ---------------------------
1998                                                                            -24.03
1999                                                                             94.69
2000                                                                            -28.51
2001                                                                              6.03

                        Highest Quarter: 60.80% (2Q1999)
                        Lowest Quarter: -28.87% (2Q1998)
                      Year-to-Date (as of 3/31/02): 22.25%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/29/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              4.34%       N/A        N/A      -2.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.99%       N/A        N/A      -2.95%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          1.98%       N/A        N/A      -2.28%
----------------------------------------------------------------------------
 S&P/IFC INVESTABLE COMPOSITE
  INDEX                           1.76%       N/A        N/A      -6.30%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.65%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.73%(1,2)
  Total annual operating expenses                                                           1.53%(1,2)
  Expense reimbursement                                                                     0.26%(1,2,3,4)
  Net annual expenses                                                                       1.27%(1,2,4)



(1) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investment by Certain Funds in GMO Alpha LIBOR Fund on page 113). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(2) As a result of a change in the Fund's accounting methodology, "Other expenses" were restated to reflect the exclusion of repatriation taxes assessed in certain jurisdictions in which the Fund invests. These repatriation taxes amounted to 0.05% for the fiscal year ended February 28, 2002.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, and transfer taxes) exceed 1.25% of the Fund's average daily net assets.


(4) Restated to reflect a change in the Fund's expense reimbursement limitation as of April 1, 2002 (see note 3).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                      $129      $458      $810      $1,801


       * After reimbursement

 GMO ASIA FUND
Fund Inception Date: 2/18/98

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMASX   Asia     362008 75 7

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies traded in Asian countries other than Japan. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to Asia. The Manager uses fundamental investment principles and quantitative applications to build an Asian equity portfolio that the Manager believes can best exploit major inefficiencies between and within various Asian markets. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level and sector level, considering factors such as fair value, earnings and price momentum, price-to-cash flows and measures of neglect. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.



     The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund is typically exposed to approximately 100 securities.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and
(iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


BENCHMARK

     The Fund's benchmark is the GMO Asia 7 Index, an index maintained by the Manager and composed of the S&P/IFC Investable Composite Indexes (each is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price), equally weighted, for seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan, and Thailand).


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging markets investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging markets issuers, including issuers in Asian countries other than Japan, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


- Concentration Risk - There is an increased risk involved in concentrating investments in a small number of industries or countries. This risk is particularly pronounced for the Fund, which makes significant investments in Asian countries, making the Fund more susceptible to investment factors, such as political or economic instability, affecting the region.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                                   GMO ASIA FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                             GMO ASIA FUND
                                                                             -------------
1999                                                                             67.50
2000                                                                            -40.86
2001                                                                             -3.30

                        Highest Quarter: 59.86% (2Q1999)
                        Lowest Quarter: -19.86% (3Q1999)
                      Year-to-Date (as of 3/31/02): 29.04%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      2/18/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -4.84%      N/A        N/A      -5.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -5.42%      N/A        N/A      -6.81%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          -3.54%      N/A        N/A      -4.59%
----------------------------------------------------------------------------
 MSCI EMF ASIA INDEX(a)            5.87%      N/A        N/A      -3.97%
----------------------------------------------------------------------------
 GMO ASIA 7 INDEX(b)               3.57%      N/A        N/A      -0.39%
----------------------------------------------------------------------------



(a) The MSCI EMF (Emerging Markets Free) Asia Index is the Asian component of an emerging market stock index that is independently maintained and published by Morgan Stanley Capital International.


(b) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        0.80%(1)
  Redemption fee (as a percentage of amount redeemed)              0.80%(1,2)



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of
  AVERAGE DAILY NET ASSETS)                                                                    CLASS III
  ------------------------------------------------------------------------------------------------------
  Management fee                                                                                 0.81%
  Shareholder service fee                                                                        0.15%
  Other expenses                                                                                 0.41%(3)
  Total annual operating expenses                                                                1.37%(3)
  Expense reimbursement                                                                          0.09%(3,4)
  Net annual expenses                                                                            1.28%(3)


(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.
(2) Shares acquired prior to March 27, 2002 will be subject to a redemption fee of 0.40%.

(3) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investment by Certain Funds in GMO Alpha LIBOR Fund on page 113). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus) exceed 0.81% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                           IF YOU SELL YOUR SHARES                  IF YOU DO NOT SELL YOUR SHARES
                                    --------------------------------------      --------------------------------------
                                    1 YEAR*   3 YEARS   5 YEARS   10 YEARS      1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                    -------   -------   -------   --------      -------   -------   -------   --------
Class III                            $292      $590      $911      $1,819        $209      $502      $816      $1,706


       * After reimbursement

 GMO TAX-MANAGED INTERNATIONAL
    EQUITIES FUND
Fund Inception Date: 7/29/98

                                                                              FUND CODES
                                                              -------------------------------------------
                                                                         Ticker    Symbol        Cusip
                                                                         ------  ----------   -----------
                                                              Class III  GTMIX   TxMngIntEq   362008 66 6

INVESTMENT OBJECTIVE
     High after-tax total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the MSCI EAFE Index (Europe, Australasia and Far East) and the S&P/IFC Global Emerging Markets Index (approximately 2,000 companies). Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. The Manager uses a disciplined quantitative approach combined with fundamental investment principles to build a portfolio with broad international equity exposure, while minimizing tax costs and controlling risk relative to the benchmark. To identify the most promising opportunities for long-term growth, the Manager uses quantitative applications, including a global industry model to analyze the investment characteristics of various global industries, sector models to review stocks with common investment characteristics and country selection models to provide target country weights by assessing economic strengths, export competitiveness, corporate profitability and other variables. The Manager then uses four investment models, including the Manager's dividend discount model, to select individual stocks.



     The Fund's portfolio is constructed using an optimization process to weigh risk with respect to sector weights, market capitalization and other portfolio characteristics. Tax effects of proposed trades are examined on a lot-by-lot basis and trades are executed by a specialist in taxable trading. As a means of controlling taxable transactions at the Fund level, the Fund will potentially honor a Fund investor's redemption request in-kind using securities held by the Fund instead of cash. The Fund will typically be exposed to approximately 450 securities.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 15% or less of the Fund's assets. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


BENCHMARK

     The Fund's benchmark is the EAFE Index (after tax), which is computed by the Manager by applying a 40% tax (credit) on short-term realized capital gains (losses), a 40% tax on income, and a 20% tax (credit) on long-term realized capital gains (losses) on the securities comprised in MSCI EAFE Index (Europe, Australasia and Far East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging markets issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO TAX-MANAGED INTERNATIONAL
                                                                   EQUITIES FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Years Ending December 31
[GRAPH]

                                                                TAX-MANAGED INTERNATIONAL EQUITIES FUND
                                                                ---------------------------------------
1999                                                                             15.25
2000                                                                             -4.29
2001                                                                             -8.71

                        Highest Quarter: 9.83% (2Q1999)
                        Lowest Quarter: -10.77% (3Q2001)
                      Year-to-Date (as of 3/31/02): 6.35%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -8.71%      N/A        N/A       0.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -9.65%      N/A        N/A       0.11%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.11%      N/A        N/A       0.35%
----------------------------------------------------------------------------
 MSCI EAFE INDEX                 -21.44%      N/A        N/A      -3.68%
----------------------------------------------------------------------------
 EAFE INDEX (AFTER TAX)(a)       -21.35%      N/A        N/A      -4.17%
----------------------------------------------------------------------------



(a) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of
  AVERAGE DAILY NET ASSETS)                                                                    CLASS III
  ------------------------------------------------------------------------------------------------------
  Management fee                                                                                 0.54%
  Shareholder service fee                                                                        0.15%
  Other expenses                                                                                 0.41%
  Total annual operating expenses                                                                1.10%
  Expense reimbursement(1)                                                                       0.41%(1)
  Net annual expenses                                                                            0.69%



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fee and certain other expenses described on page 80 of this prospectus) exceed 0.54% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $70      $309      $567      $1,303


       * After reimbursement

                               FIXED INCOME FUNDS


     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset-backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The emerging countries (also referred to as emerging markets in this Prospectus) mentioned below include less developed countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe. The emerging countries (or emerging markets) in which certain Fixed Income Funds invest may differ from those in which certain International Equity Funds invest.

 GMO DOMESTIC BOND FUND
Fund Inception Date: 8/18/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMDBX    DomestBd   362007 41 1

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to U.S. investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds, including U.S. government securities, asset-backed securities issued by U.S. government agencies, convertible bonds and asset-backed securities of private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and (ii) investments tied economically to the United States. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments), directly in fixed income securities, and in shares of the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain Funds in GMO Alpha LIBOR Fund" on page 113). The Fund may also expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Manager seeks to manage the Fund with a low level of risk relative to the benchmark.



     The Manager employs fundamental research techniques to identify bond investments which the Manager believes are undervalued. The Manager considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of approximately five years, similar to the duration of the Fund's benchmark.


BENCHMARK

     The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index, an independently maintained and published U.S. government bond index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities, and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests to a material extent in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO DOMESTIC BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26
2001                                                                              7.44

                        Highest Quarter: 6.35% (2Q1995)
                        Lowest Quarter: -2.37% (1Q1996)
                      Year-to-Date (as of 3/31/02): -0.42%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/18/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              7.44%     7.45%        N/A       7.79%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.90%     4.15%        N/A       4.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          4.82%     4.39%        N/A       4.71%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. GOVERNMENT
  BOND INDEX                      7.23%     7.40%        N/A       7.73%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.10%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.05%(1)
  Total annual operating expenses                                                           0.30%(1)
  Expense reimbursement                                                                     0.05%(1,2)
  Net annual expenses                                                                       0.25%(1)



(1) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investment by Certain Funds in GMO Alpha LIBOR Fund on page 113). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.00% and 0.02%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus) exceed 0.10% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $26       $91      $164       $376


       * After reimbursement

 GMO CORE PLUS BOND FUND
Fund Inception Date: 4/30/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGAX   CorePlusBd 362008 60 9

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks exposure primarily to U.S. bond investments (principally U.S. government securities and asset-backed securities issued by U.S. government agencies and private issuers), with additional return sought through exposure to foreign bond and currency markets. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to achieve U.S. bond market exposure by investing in the GMO Alpha LIBOR Fund, in "synthetic" bonds (rather than making direct investments) and/or directly in U.S. government securities and other high-quality U.S. dollar-denominated fixed income investments (including investment-grade bonds, convertible bonds, collateralized bonds, and mortgage-backed securities of private issuers). The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments by Certain Funds in GMO Alpha LIBOR Fund" on page 113). The Fund intends to achieve foreign bond exposure primarily by investing in exchange-traded and over-the-counter foreign bond derivatives (including "synthetic" bonds). The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF").


    The Manager employs fundamental research techniques and quantitative applications to exploit valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio and to determine currency and country allocations. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The core portfolio seeks to match the benchmark's duration, which as of May 31, 2002, was 4.40 years. The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success in selecting foreign bond and currency markets to over and underweight, and 3) the Manager's success in selecting undervalued issues. The Fund also may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets, as well as enter into credit default swaps. The Fund uses credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve payment by one party of a specific rate in exchange for a specified payment upon a default of the underlying security during the swap period. To the extent the Fund uses credit default swaps, there is no assurance they will be effective or will have the desired result.


BENCHMARK

    The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index, an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.


PRINCIPAL RISKS OF INVESTING IN THE FUND

    The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities, and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since the Fund may also invest to a material extent in debt securities paying no interest.


- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. The Fund also uses credit default swaps, which are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting on") a default, in the event of an actual default by the issuer of the underlying obligation. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.


- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


    Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                         GMO CORE PLUS BOND FUND

PERFORMANCE

    The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[GRAPH]

                                                                        CORE PLUS BOND FUND (%)
                                                                        -----------------------
1998                                                                              3.87
1999                                                                             -2.38
2000                                                                             12.66
2001                                                                              9.89

                        Highest Quarter: 5.04% (4Q2000)
                        Lowest Quarter: -2.37% (1Q1999)
                      Year-to-Date (as of 3/31/02): 0.00%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/30/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              9.89%       N/A        N/A       7.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.36%       N/A        N/A       4.94%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          6.00%       N/A        N/A       4.85%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX                      8.44%       N/A        N/A       7.77%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.25%
  Shareholder service fee                                                                   0.15%(1)
  Other expenses                                                                            0.10%(2)
  Total annual operating expenses                                                           0.50%(2)
  Expense reimbursement                                                                     0.10%(2,3)
  Net annual expenses                                                                       0.40%(2)



(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund("ECDF"). The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.


(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and 0.04%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 80 of this Prospectus(2)) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2003 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $41      $150      $270       $619


       * After reimbursement

 GMO INTERNATIONAL BOND FUND
Fund Inception Date: 12/22/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMIBX   IntlBond  362007 37 9

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index plus investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities and collateralized bonds issued by foreign governments, U.S. government agencies and private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments) and in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund on page 113). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF").



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error, and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued issues within the relevant markets, as well as considering risk and market correlations. The Fund's portfolio will generally have a duration within 2 years of the duration of the Fund's benchmark.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index, an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since the Fund may also invest to a material extent in debt securities paying no interest.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                     GMO INTERNATIONAL BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27
2001                                                                             -2.61

                        Highest Quarter: 10.53% (1Q1995)
                        Lowest Quarter: -5.78% (1Q1999)
                      Year-to-Date (as of 3/31/02): -1.30%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/22/93
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -2.61%    0.52%        N/A        5.92%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.75%   -0.95%        N/A        3.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -1.59%   -0.16%        N/A        3.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND INDEX          -3.60%    0.08%        N/A        3.61%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of
  AVERAGE DAILY NET ASSETS)                                                                    CLASS III
  ------------------------------------------------------------------------------------------------------
  Management fee                                                                                 0.25%
  Shareholder service fee                                                                        0.15%(1)
  Other expenses                                                                                 0.11%(2)
  Total annual operating expenses                                                                0.51%(2)
  Expense reimbursement                                                                          0.11%(2,3)
  Net annual expenses                                                                            0.40%(2)


(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.03% and 0.04%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2003 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                        1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                        -------   -------   -------   --------
Class III                                                 $41      $152      $274       $630


       * After reimbursement

 GMO CURRENCY HEDGED
    INTERNATIONAL BOND FUND
Fund Inception Date: 9/30/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMHBX   CurHgIntBd  362007 34 6

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index (Hedged) plus investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments) and in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund" on page 113). The Fund generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF").



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and market correlations. The Fund's portfolio will generally have a duration within 2 years of the duration of the Fund's benchmark.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since the Fund may also invest to a material extent in debt securities paying no interest.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                             GMO CURRENCY HEDGED
                                                         INTERNATIONAL BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND(%)
                                                              ------------------------------------------
1995                                                                             27.79
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65
2000                                                                             12.52
2001                                                                              6.35

                        Highest Quarter: 8.50% (2Q1995)
                        Lowest Quarter: -0.47% (2Q1999)
                      Year-to-Date (as of 3/31/02): -0.11%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/30/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              6.35%     8.49%        N/A      12.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   0.82%     3.25%        N/A       7.25%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          3.76%     4.24%        N/A       7.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)             6.03%     8.22%        N/A      10.08%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of
  AVERAGE DAILY NET ASSETS)                                                                    CLASS III
  ------------------------------------------------------------------------------------------------------
  Management fee                                                                                 0.25%
  Shareholder service fee                                                                        0.15%(1)
  Other expenses                                                                                 0.54%(2)
  Total annual operating expenses                                                                0.94%(2)
  Expense reimbursement                                                                          0.54%(2,3)
  Net annual expenses                                                                            0.40%(2)


(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and 0.05%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Fund's of the Trust, and certain other expenses described on page 80 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2003 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $41      $246      $467      $1,105


       * After reimbursement

 GMO GLOBAL BOND FUND
Fund Inception Date: 12/28/95

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMGBX   GlobalBd   362007 31 2

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Global Government Bond Index plus investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments) and in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund") on page 113). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF").



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager also uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets. The Fund's portfolio will generally have a duration within 2 years of the duration of the Fund's benchmark.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Global Government Bond Index, an independently maintained and published index composed of government bonds of 13 developed countries, including the U.S., with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since the Fund may also invest to a material extent in debt securities paying no interest.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's and emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                            GMO GLOBAL BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54
2000                                                                              4.38
2001                                                                             -0.62

                        Highest Quarter: 7.05% (3Q2001)
                        Lowest Quarter: -4.98% (1Q1999)
                      Year-to-Date (as of 3/31/02): -1.28%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/28/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -0.62%    2.82%        N/A        4.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.51%    1.10%        N/A        2.43%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     0.02%    1.49%        N/A        2.66%
----------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT
  BOND INDEX                     -0.80%    2.42%        N/A        2.74%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.19%
  Shareholder service fee                                                                   0.15%(1)
  Other expenses                                                                            0.09%(2)
  Total annual operating expenses                                                           0.43%(2)
  Expense reimbursement                                                                     0.09%(2,3)
  Net annual expenses                                                                       0.34%(2)


(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.19% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and 0.06%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.19% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2003 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.19% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.19% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $35      $129      $232       $533


       * After reimbursement

 GMO EMERGING COUNTRY DEBT FUND



Fund Inception Date: 4/19/94



                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMCDX   EmgCntrDt  362007 27 0
                                                              Class IV   GMDFX   EmgCntrDt  362008 78 1


INVESTMENT OBJECTIVE
    High total return.
PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests primarily in sovereign debt of emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe ("emerging countries"). Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging countries and (ii) debt investments. Typical investments include, but are not limited to, bonds (including Brady bonds), bank loans and other sovereign and local issues. Most of the Fund's holdings are typically rated below investment grade (Ba1/BB+ or below as rated by Moody's Investors Service/Standard & Poor's)(or, if unrated, deemed of comparable quality by the Manager). The Fund may also invest in other U.S. and foreign securities, including government securities, corporate debt securities, mortgage-related and asset-backed securities and money market instruments. In addition, the Fund may acquire or hold issues that are in default and therefore not making any payments of principal or interest. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments), directly in fixed income securities, and in shares of GMO Alpha LIBOR Fund (see "Investment by Certain Funds in GMO Alpha LIBOR Fund" on page 113). The Fund typically invests in over 25 different countries around the world, and will generally have at least 75% of its assets denominated in, or hedged into, U.S. dollars. The Manager does not attempt to target a specific duration for the Fund's portfolio. Many of the securities directly held by the Fund do not trade as actively as those in the Fund's benchmark and, therefore, may be priced using "fair valuation" procedures. In volatile market conditions, the value of these assets will be more difficult to ascertain. See "Determination of Net Asset Value" on page 81 for a discussion of the fair valuation of the portfolio's assets.


    The Manager emphasizes a "bottom-up" approach to examining and selecting emerging country securities, and uses advanced analytical techniques to seek to identify inefficiencies in the pricing of emerging country debt issues. In addition to investment restrictions, allocation of the Fund's investments among selected emerging countries will be based on other considerations, including specific security valuations, outlook for economic growth, currency exchange and interest rates, and political factors. The Fund typically invests in securities that are of lesser quality than and that do not trade as actively as those in the Fund's benchmark, which means that the percentage decline in the value of the Fund is likely to exceed that of its benchmark during periods of market stress.


    In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts (including credit default swaps). The Fund uses credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. To the extent the Fund does use credit default swaps, there is no assurance they will be effective or will have the desired result.


BENCHMARK

    The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, an independently maintained and published index composed of debt securities of 31 countries, which includes Brady bonds, sovereign debt, and Eurodollar debt, all of which are dollar denominated.



PRINCIPAL RISKS OF INVESTING IN THE FUND


    The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign company issuers.


- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions, and because it typically makes investments in securities that do not trade as actively as those in the Fund's benchmark.


- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. The Fund also invests in credit default swaps, which are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting" on) a default, in the event of an actual default by the issuer of the underlying obligation. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.


- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default of downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


    Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                  GMO EMERGING COUNTRY DEBT FUND

PERFORMANCE

    The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                     EMERGING COUNTRY DEBT FUND %
                                                                     ----------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -30.53
1999                                                                             32.29
2000                                                                             24.13
2001                                                                             14.19

                        Highest Quarter: 26.16% (2Q1995)
                        Lowest Quarter: -34.91% (3Q1998)
                      Year-to-Date (as of 3/31/02): 9.23%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


---------------------------------------------------------------------------------
                                       1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------
 CLASS III                                                           4/19/94
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                   13.34%   11.11%        N/A      19.32%
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS    7.78%    4.30%        N/A      11.51%
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS
 AND SALE OF FUND SHARES                7.75%    5.65%        N/A      12.07%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL(a)             1.36%    7.35%        N/A      12.97%
---------------------------------------------------------------------------------
 EMBI GLOBAL+(b)                        1.36%    7.17%        N/A      12.75%
---------------------------------------------------------------------------------
 CLASS IV                                                             1/9/98
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                   13.40%      N/A        N/A       7.72%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL(a)             1.36%      N/A        N/A       6.88%
---------------------------------------------------------------------------------
 EMBI GLOBAL +(b)                       1.36%      N/A        N/A       6.54%
---------------------------------------------------------------------------------



(a) Fund's benchmark.


(b) The Emerging Market Bond Index ("EMBI") Global + is a composite benchmark computed by the Manager, and represents the J.P. Morgan EMBI prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBI Global thereafter, each of which was the Fund's benchmark during the periods indicated.


FEES AND EXPENSES

    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        0.50%(1)    0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.25%(1,2)   0.25%(1,2)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.35%       0.35%
  Shareholder service fee                                                                   0.15%       0.10%
  Other expenses                                                                            0.22%(3)    0.22%(3)
  Total annual operating expenses                                                           0.72%(3,4)   0.67%(3,4)


(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. The redemption fee will be reduced by 50% if the Fund makes an in-kind redemption of a redeeming investor's shares. Offset/reductions are not available for transactions that are executed through brokers or agents, including, without limitation, intermediary platforms.
(2) Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

(3) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR")(see "Investment by Certain Funds in GMO Alpha LIBOR Fund on page 113). Total annual operating expenses represent the aggregate of direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expenses) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR. Effective June 30, 2002, the Manager will no longer reimburse any Fund fees or expenses. For the fiscal year ended February 28, 2002, reimbursed Fund fees and expenses amounted to less than 0.02% of the Fund's average daily net assets.


(4) Expense ratios reflect inclusion of investment expenses incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2002, annual operating expenses (before addition of investment expense) and investment expense were 0.57% and 0.15%, respectively, for the Class III Shares, and 0.52% and 0.15%, respectively, for the Class IV Shares of the Fund.


EXAMPLE

    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                               IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                        --------------------------------------   --------------------------------------
                                        1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                        -------   -------   -------   --------   -------   -------   -------   --------
Class III                                $149      $307      $479       $978      $123      $279      $449       $940
Class IV                                 $144      $292      $452       $919      $118      $263      $421       $880


       * After reimbursement

 GMO EMERGING COUNTRY DEBT
    SHARE FUND
Fund Inception Date: 7/20/98

                                                                               FUND CODES
                                                              ---------------------------------------------
                                                                         Ticker     Symbol         Cusip
                                                                         ------   -----------   -----------
                                                              Class III  GECDX    EmgCntrDbSh   362008 64 1

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a "feeder" fund that invests exclusively (other than certain investments in cash and high quality money market instruments) in a "master" fund, GMO Emerging Country Debt Fund ("ECDF"), and will therefore maintain an investment objective and principal investment strategies identical to those of ECDF. The Fund is offered to investors who are investing through intermediaries that are unable to invest directly in ECDF. Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging country issuers and (ii) debt investments. The Manager defines "emerging countries" to include emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe ("emerging countries"). ECDF seeks to achieve its objective of high total return by seeking exposure primarily to sovereign debt of emerging countries. ECDF may make use of a wide variety of exchange traded and over-the-counter derivative instruments to implement its strategies (including options, futures, swap contracts and "synthetic" bonds), and may seek to provide some protection against defaults through the use of credit default swaps. ECDF may also use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default. For a discussion of the investment objective, principal investments strategies and principal risks for ECDF, please see page 54.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global, an independently maintained and published index composed of debt securities of 31 countries, which includes Brady bonds, sovereign debt, local debt and Eurodollar debt, all of which are dollar denominated.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include those outlined in the following brief summary of the principal risks; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Liquidity Risk - ECDF's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are particularly pronounced for ECDF because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. ECDF also uses credit default swaps, which are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting" on) a default, in the event of an actual default by the issuer of the underlying obligation. Derivatives risk is particularly pronounced for the Fund because ECDF creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Market Risk - Fixed Income Securities - The value of ECDF's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for ECDF, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for ECDF, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. ECDF will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the ECDF hedges currency exposure, there is risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO EMERGING COUNTRY DEBT
                                                                      SHARE FUND

PERFORMANCE


     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*

                            Years Ending December 31
[Bar Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -30.88
1999                                                                             32.13
2000                                                                             24.22
2001                                                                             14.25


                        Highest Quarter: 26.16% (2Q1995)


                        Lowest Quarter: -35.20% (3Q1998)


                      Year-to-Date (as of 3/31/02): 9.03%



                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/19/94*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              14.25%   11.17%        N/A      19.36%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    8.77%    4.43%        N/A      11.61%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           8.67%    5.79%        N/A      12.16%
----------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL(a)        1.36%    7.35%        N/A      12.97%
----------------------------------------------------------------------------
 EMBI GLOBAL +(b)                  1.36%    7.17%        N/A      12.75%
----------------------------------------------------------------------------



(a) Fund's benchmark.


(b) The Emerging Market Bond Index ("EMBI") Global + is a composite benchmark computed by the Manager, and represents the J.P. Morgan EMBI prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBI Global thereafter each of which was the Fund's benchmark during the periods indicated.



* The Fund's performance prior to July 20, 1998 (the Fund's inception date) reflects the performance of the GMO Emerging Country Debt Fund.


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        *(1)
  Redemption fee (as a percentage of amount redeemed)              *(1)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.35%(1)
  Shareholder service fee                                                                   0.15%(1)
  Other expenses                                                                            0.27%(1)
  Total annual operating expenses                                                           0.77%(1)
  Expense reimbursement                                                                     0.05%(1,2)
  Net annual expenses                                                                       0.72%(1)



(1) The Fund invests substantially all of its assets in Emerging Country Debt Fund ("ECDF") and indirectly bears the purchase premium, redemption fee and shareholder service fee applicable to that Fund. Total annual operating expenses represent combined fees and expenses of both Funds (based on restated expenses for ECDF).


(2) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus).


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $74      $241      $423       $949


       * After reimbursement

 GMO SHORT-TERM INCOME FUND
Fund Inception Date: 4/18/90

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMSIX    STIF    362007 47 8

INVESTMENT OBJECTIVE
     Provide current income.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to securities issued or guaranteed by the U.S. government or its agencies, asset-backed securities issued by U.S. government agencies and private issuers, high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, repurchase agreements, and certificates of deposit, bankers' acceptances and other bank obligations. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund" on page 113). The Fund may also use derivatives. While the Fund intends to invest primarily in short-term securities, it is NOT a money market Fund, and is therefore not subject to the regulations applicable to money market funds. The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity.


     The Manager uses fundamental investment techniques to purchase bonds with high relative yield spreads. The Fund seeks to maintain a duration slightly longer than the three-month duration of the Fund's benchmark. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations but is also present to a somewhat lesser extent in this Fund. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Concentration Risk (e.g., magnified risk resulting from concentrating investments in a small number of industries or countries), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO SHORT-TERM INCOME FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                       SHORT-TERM INCOME FUND(%)
                                                                       -------------------------
1992                                                                             5.80
1993                                                                             5.66
1994                                                                             1.60
1995                                                                             9.97
1996                                                                             5.40
1997                                                                             6.11
1998                                                                             4.49
1999                                                                             5.09
2000                                                                             7.40
2001                                                                             4.99

                        Highest Quarter: 3.23% (3Q1992)
                        Lowest Quarter: -0.21% (1Q1992)
                      Year-to-Date (as of 3/31/02): 0.63%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/18/90(#)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               4.99%    5.61%      5.63%       6.00%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.70%    3.37%      3.26%       3.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           3.45%    3.42%      3.36%       3.73%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL INDEX          4.09%    5.02%      4.70%       4.97%
----------------------------------------------------------------------------


(#) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.05%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.12%(1)
  Total annual operating expenses                                                           0.32%(1)
  Expense reimbursement                                                                     0.12%(1,2)
  Net annual expenses                                                                       0.20%(1)



(1) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investment by Certain Funds in GMO Alpha LIBOR Fund on page 113). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.00% and 0.04%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus) exceed 0.05% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $20       $91      $168       $394


       * After reimbursement

 GMO GLOBAL HEDGED EQUITY FUND
Fund Inception Date: 7/29/94

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III  GGHEX     N/A     362007 44 5

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the equity market(s) and against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments. Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Manager seeks to manage the Fund so that it will perform more like a short-term fixed income fund adjusted by the Manager's outperformance or underperformance of equity markets generally.


     The Fund will implement its strategy globally with a combination of U.S., international and emerging market equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate. For the emerging market equity portion of the portfolio, the Fund will invest in an emerging markets strategy that will be hedged using U.S. and foreign exchange-traded futures and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Market Risk - Equity Securities - Investments by the Fund or underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund, which may use derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     Other principal risks of an investment in the Fund include Market
Risk - Fixed Income Securities (e.g., risk that values of fixed income securities in which the Fund is invested decline during periods of rising interest rates), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO GLOBAL HEDGED EQUITY FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[BAR GRAPH]

                                                                     GLOBAL HEDGED EQUITY FUND(%)
                                                                     ----------------------------
1995                                                                              8.03
1996                                                                              4.09
1997                                                                              -1.6
1998                                                                             -7.08
1999                                                                              1.65
2000                                                                             19.37
2001                                                                              15.1

                        Highest Quarter: 8.01% (2Q1999)
                        Lowest Quarter: -4.10% (2Q1998)
                      Year-to-Date (as of 3/31/02): 4.97%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              15.10%    5.01%        N/A       5.05%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   12.08%    1.93%        N/A       2.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           9.17%    2.52%        N/A       2.93%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL INDEX          4.09%    5.02%        N/A       5.15%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.50%
  Shareholder service fee                                                                   0.15%(1)
  Other expenses                                                                            1.08%(2)
  Total annual operating expenses                                                           1.73%(2)
  Expense reimbursement                                                                     0.79%(2,3)
  Net annual expenses                                                                       0.94%(2)



(1) The Fund invests in other GMO funds ("underlying Funds"). The shareholder service fee will be reimbursed to the extent of any indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.


(2) The Fund may invest in underlying Funds and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense and investment-related legal expenses) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.50% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.57% and 0.00%, respectively (based on restated expenses for certain underlying Funds). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2003 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.50% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $96      $468      $864      $1,975


       * After reimbursement

 GMO INFLATION INDEXED BOND FUND
Fund Inception Date: 3/31/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMIIX   InfltInBd   362007 247

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in securities that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Under normal circumstances, the Fund will invest at least 80% of its net assets in each of
(i) bond investments and (ii) inflation indexed investments. The Manager defines "inflation indexed" securities as those which are "linked" to general measures of inflation because such instrument's terms, principal or interest components change with general movements of inflation in the country of issue. The Fund's portfolio concentrates on inflation indexed securities issued by the U.S. government (including U.S. government agencies), but may also include inflation indexed bonds issued by foreign governments and corporate issuers. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments), directly in fixed income securities, and in shares of the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund" on page 113). The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds").



     The Manager uses fundamental investment techniques to select issues to match the Fund's duration to that of its benchmark. The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices.


BENCHMARK

     The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index, an independently maintained and published index of inflation-indexed linked U.S. Treasury securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to foreign fixed income securities and currencies.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.

- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                 GMO INFLATION INDEXED BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
1998                                                                              4.17
1999                                                                              2.70
2000                                                                             13.32
2001                                                                              8.59

                        Highest Quarter: 5.11% (1Q2001)
                        Lowest Quarter: -0.84% (4Q2001)
                      Year-to-Date (as of 3/31/02): 1.13%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.59%       N/A        N/A       6.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.03%       N/A        N/A       4.58%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          5.31%       N/A        N/A       4.32%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. TREASURY
  INFLATION NOTES INDEX           7.90%       N/A        N/A       6.44%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.10%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.26%(1)
  Total annual operating expenses                                                           0.51%(1)
  Expense reimbursement                                                                     0.09%(1,2)
  Net annual expenses                                                                       0.42%(1,3)



(1) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investment by Certain Funds in GMO Alpha LIBOR Fund on page 113). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus) exceed 0.10% of the Fund's average daily net assets.


(3) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2002, net annual operating expenses (before addition of interest expense) and interest expense were 0.25% and 0.17%, respectively.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $43      $154      $276       $632


       * After reimbursement

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")


     The Asset Allocation Funds invest primarily in other GMO Funds to provide an investor with exposure to the investments -- and attendant risks -- of the underlying Funds. Any reference to the GMO Emerging Markets Funds in this section means the GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund, collectively.


 GMO INTERNATIONAL EQUITY
    ALLOCATION FUND
Fund Inception Date: 10/11/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GIEAX     N/A    362007 21 3


INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds, including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund) and the GMO Fixed Income Funds (the "underlying Funds"). Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to international equity and fixed income securities through investment in the underlying Funds.



     The investment process for the Fund begins with a universe generally represented by MSCI ACWI (All Country World Index) Free ex-U.S. Index. The Manager determines weightings in the underlying funds using an optimization process based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the MSCI ACWI (All Country World Index) Free ex-U.S. Index, an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                            GMO INTERNATIONAL EQUITY
                                               ALLOCATION FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years ending December 31
[BAR GRAPH]

                                                                INTERNATIONAL EQUITY ALLOCATION FUND(%)
                                                                ---------------------------------------
1997                                                                              1.74
1998                                                                              1.99
1999                                                                             26.77
2000                                                                             -6.52
2001                                                                             -5.73

                        Highest Quarter: 14.99% (4Q1998)
                        Lowest Quarter: -15.91% (3Q1998)
                      Year-to-Date (as of 3/31/02): 8.65%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      10/11/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -5.73%    3.00%        N/A       3.39%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -6.68%    1.10%        N/A       1.49%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -3.47%    1.68%        N/A       1.99%
----------------------------------------------------------------------------
 MSCI ACWI FREE EX-U.S. INDEX    -19.73%    0.83%        N/A       1.15%
----------------------------------------------------------------------------


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                               *(1)
  Shareholder service fee                                                                      *(1)
  Other expenses                                                                               *(1)
  Total annual operating expenses                                                              *(1)
  Expense reimbursement                                                                        *(1,2)
  Net annual expenses                                                                          *(1)



(1) The Fund does not charge any management fees or shareholder service fees directly. The Fund does incur certain other direct expenses (0.05% for the year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense and investment-related legal expense) and indirect investment-related expenses incurred by the Fund for the fiscal year ended February 28, 2002 were 0.79% and 0.01%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(2) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $81      $263      $461      $1,033


       * After reimbursement

 GMO WORLD BALANCED

    ALLOCATION FUND
Fund Inception Date: 6/28/96

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMWAX      N/A     362007 17 1


INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds, including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund), the GMO U.S. Equity Funds, and the GMO Fixed Income Funds (the "underlying Funds"). Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to global equity and fixed income securities through investment in the underlying Funds.



     The investment process for the Fund begins with an universe generally represented by the GMO World Balanced Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the GMO World Balanced Index, a composite benchmark computed by GMO. It consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation); (ii) the MSCI ACWI (All Country World Index) Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International); and (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI), and 35% (Lehman Brothers). The GMO World Balanced Index reflects investment of all applicable dividends, capital gains, and interest.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                GMO WORLD BALANCED

                                                   ALLOCATION FUND

PERFORMANCE

     The performance information presented was achieved prior to the change in the Fund's principal investment strategies, effective June 30, 2002, which will result in the Fund seeking broad exposure to both global equity and fixed income securities. Therefore, the past performance presented (before and after taxes) will not be indicative of future performance. The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                   WORLD EQUITY ALLOCATION FUND (%)
                                                                   --------------------------------
1997                                                                             10.23
1998                                                                              2.73
1999                                                                             23.44
2000                                                                             -0.62
2001                                                                             -1.52

                        Highest Quarter: 14.30% (4Q1998)
                        Lowest Quarter: -15.08% (3Q1998)
                      Year-to-Date (as of 3/31/02): 8.32%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/28/96*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -1.52%    6.47%        N/A       6.75%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -3.20%    3.50%        N/A       3.85%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -0.94%    4.20%        N/A       4.43%
----------------------------------------------------------------------------
 MSCI ACWI FREE INDEX(a)         -16.20%    5.11%        N/A       5.62%
----------------------------------------------------------------------------
 GMO WORLD BALANCED INDEX(b)      -6.15%    8.35%        N/A       9.01%
----------------------------------------------------------------------------


* The Fund commenced operations on June 28, 1996 with two classes of shares - Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.

(a) The MSCI ACWI (All Country World Index) Free Index is a global (including U.S. and emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International. Effective June 30, 2002, the Fund changed its benchmark from the MSCI ACWI Free Index to the GMO World Balanced Index to reflect its current practice of providing broad exposure to both global equity and fixed income securities.


(b) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                               *(1)
  Shareholder service fee                                                                      *(1)
  Other expenses                                                                               *(1)
  Total annual operating expenses                                                              *(1)
  Expense reimbursement                                                                        *(1,2)
  Net annual expenses                                                                          *(1)



(1) Effective June 30, 2002, the Fund's investment objective and operating policies were changed. The Fund's expenses have been restated and are estimates for the current fiscal year. The Fund does not charge any management fees or shareholder service fees directly. The Fund does incur certain other direct operating expenses, which are estimated to be 0.04% for the current fiscal year, all of which are reimbursed as describe in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The Fund's indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses for the current fiscal year are estimated at 0.50% and 0.01%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying funds in which the Fund's portfolio is invested.


(2) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $51      $169      $298       $673


       * After reimbursement

 GMO GLOBAL (U.S.+) EQUITY
    ALLOCATION FUND
Fund Inception Date: 11/26/96


                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMGEX    N/A    362007 14 8



INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds, including primarily the GMO U.S. Equity Funds, the GMO International Equity Funds (including the GMO Emerging Markets Fund) and the GMO Fixed Income Funds (the "underlying Funds"). Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to global equity and fixed income securities through investment in the underlying Funds.



     The investment process for the Fund begins with a universe generally represented by the GMO Global Equity Index. The Manager determines weightings in the underlying Funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the GMO Global Equity Index, a composite computed by GMO. It consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation) and (ii) the MSCI ACWI (All Country World Index) Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI).


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the

Manager's techniques fail to produce desired results).

                                                       GMO GLOBAL (U.S.+) EQUITY
                                                                 ALLOCATION FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
1997                                                                             19.90
1998                                                                              5.97
1999                                                                             19.28
2000                                                                              3.75
2001                                                                             -0.74

                        Highest Quarter: 14.22% (4Q1998)
                        Lowest Quarter: -13.52% (3Q1998)
                      Year-to-Date (as of 3/31/02): 6.34%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/26/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -0.74%    9.31%        N/A       9.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -1.83%    5.76%        N/A       5.63%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      0.02%    6.36%        N/A       6.25%
----------------------------------------------------------------------------
 MSCI ACWI FREE INDEX(a)         -16.20%    5.11%        N/A       4.65%
----------------------------------------------------------------------------
 GMO GLOBAL EQUITY INDEX(b)      -13.87%    8.26%        N/A       7.71%
----------------------------------------------------------------------------



(a) The MSCI ACWI (All Country World Index) Free Index is a global (including U.S. and emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International.


(b) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                              *(1)
  Shareholder service fee                                                                     *(1)
  Other expenses                                                                              *(1)
  Total annual operating expenses                                                             *(1)
  Expense reimbursement                                                                       *(1,2)
  Net annual expenses                                                                         *(1)



(1) The Fund does not charge any management fees or shareholder service fees directly. The Fund does incur certain other direct expenses (0.07% for the year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses incurred by the Fund for the fiscal year ended February 28, 2002 were 0.61% and 0.01%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(2) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $62      $211      $372       $840


       * After reimbursement

 GMO GLOBAL BALANCED ALLOCATION FUND
Fund Inception Date: 7/29/96

THIS FUND IS NOT AVAILABLE TO NEW INVESTORS.



                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMGAX    N/A     362007 11 4



INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds, including the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO Fixed Income Funds and the GMO U.S. Equity Funds (the "underlying Funds"). Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to global equity and fixed income securities through investment in the underlying Funds.


     The investment process for the Fund begins with a universe generally represented by the GMO Global Balanced Index. The Manager determines weightings in the underlying Funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the GMO Global Balanced Index, a composite benchmark computed by GMO. It consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation); (ii) the MSCI ACWI (All Country World Index) Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International); and (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI), and 35% (Lehman Brothers). The GMO Global Balanced Index reflects reinvestment of all applicable dividends, capital gains, and interest.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                             GMO GLOBAL BALANCED ALLOCATION FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of three broad-based indexes, which make up the Fund's benchmark. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                  GLOBAL BALANCED ALLOCATION FUND (%)
                                                                  -----------------------------------
1997                                                                             16.05
1998                                                                              4.38
1999                                                                             10.97
2000                                                                              7.39
2001                                                                              3.74

                        Highest Quarter: 8.58% (2Q1997)
                        Lowest Quarter: -7.89% (3Q1998)
                      Year-to-Date (as of 3/31/02): 4.74%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/96*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.74%    8.41%        N/A      10.07%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    1.91%    5.43%        N/A       7.02%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      2.27%    5.57%        N/A       6.91%
----------------------------------------------------------------------------
 S&P 500 INDEX                   -11.89%   10.70%        N/A      13.32%
----------------------------------------------------------------------------
 MSCI ACWI FREE EX-U.S. INDEX    -19.73%    0.83%        N/A       1.78%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX                       8.44%    7.43%        N/A       7.83%
----------------------------------------------------------------------------
 GMO GLOBAL BALANCED INDEX(a)     -6.15%    8.35%        N/A       9.87%
----------------------------------------------------------------------------


* The Fund commenced operations on July 29, 1996 with a single class of shares - Class I shares. Class I and Class II shares converted to Class III shares on January 9, 1998.

(a) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                               *(1)
  Shareholder service fee                                                                      *(1)
  Other expenses                                                                               *(1)
  Total annual operating expenses                                                              *(1)
  Expense reimbursement                                                                        *(1,2)
  Net annual expenses                                                                          *(1)



(1) The Fund does not charge any management fees or shareholder service fees directly. The Fund does incur certain other direct expenses (0.04% for the year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses indirectly incurred by the Fund for the fiscal year ended February 28, 2002 were 0.52% and 0.01%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(2) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 80 of this Prospectus).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $53      $175      $309       $698


       * After reimbursement

 GMO U.S. SECTOR FUND
Fund Inception Date: 12/31/92


                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMUSX   N/A       362007 75 9


INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Intrinsic Value Fund and Real Estate Fund (the "underlying Funds"). The Fund may also directly invest in common stocks. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to the United States. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when cash flows occur, when the investment outlook has changed, or when there has been a significant change in market valuation levels. The Manager uses fundamental investment principles and quantitative applications to structure a portfolio that will typically be nearly fully exposed to U.S. equity securities through investment in the underlying Funds.



     The investment process for the Fund begins with a universe generally represented by the Wilshire 5000 Stock Index. The Manager determines weightings in the underlying Funds using an optimization based on long-term forecasts of relative value and risk among the major sectors of the U.S. equity market (which include the large cap value, large cap growth, large cap core, small cap value, small cap growth and real estate/REIT asset classes). This process analyzes sector and individual security levels based on factors/characteristics such as aggregated price to book, price to fair value, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Specific to REIT valuation, the process analyzes factors such as price to fair value, price/earnings momentum, short-term sector momentum and property type. Forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the S&P 500 Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 74.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance. In addition, the value of the Fund's investment in the Real Estate Fund can be expected to change in light of factors affecting the real estate industry.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities) and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO U.S. SECTOR FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                         U.S. SECTOR FUND (%)
                                                                         --------------------
1993                                                                             16.88
1994                                                                              3.27
1995                                                                             43.18
1996                                                                             18.24
1997                                                                             28.64
1998                                                                             11.64
1999                                                                             14.31
2000                                                                              9.84
2001                                                                              7.27

                        Highest Quarter: 16.09% (4Q1998)
                        Lowest Quarter: -12.52% (3Q1998)
                      Year to Date (as of 3/31/02): 4.39%



                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                               1 YEAR*   5 YEARS*   10 YEARS*   INCEPT.*
----------------------------------------------------------------------------
 CLASS III                                                      12/31/92
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             7.27%    14.10%        N/A       16.50%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  6.06%     5.39%        N/A        9.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    4.40%     7.67%        N/A       10.53%
----------------------------------------------------------------------------
 S&P 500 INDEX                 -11.89%    10.70%        N/A       13.54%
----------------------------------------------------------------------------


* The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%(1)
  Other expenses                                                                            9.00%(2)
  Total annual operating expenses                                                           9.48%(2)
  Expense reimbursement                                                                     8.97%(2,3)
  Net annual expenses                                                                       0.51%(2)



(1) The Fund invests in other GMO Funds ("underlying Funds"). The shareholder service fee will be reimbursed to the extent of any indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.


(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expenses) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.33% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's indirect total net operating expenses and indirect investment-related expenses were 0.51% and 0.00%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Fund's of the Trust and certain other expenses described on page 80 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.33% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $52     $1,946    $3,673     $7,358


       * After reimbursement

                         DESCRIPTION OF PRINCIPAL RISKS


     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-------------------------------------------------------------------------------------------------------------------------
                                    MARKET RISK
                               ---------------------
                                            FIXED               SMALLER               FOREIGN                  NON-
                                 EQUITY     INCOME   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION
                               SECURITIES SECURITIES   RISK      RISK       RISK        RISK      RISK         RISK
-------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                   --                    --                   --
-------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund           --                    --                   --
-------------------------------------------------------------------------------------------------------------------------
 Value Fund                       --                    --                   --                                 --
-------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund             --                    --                   --                                 --
-------------------------------------------------------------------------------------------------------------------------
 Growth Fund                      --                    --                   --                                 --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund             --                    --        --         --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund            --                    --        --         --                                 --
-------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund                 --                    --                   --                                 --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities
  Fund                            --                    --                   --                                 --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies
  Fund                            --                    --        --         --                                 --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 International Disciplined
  Equity Fund                     --                    --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                            --                    --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------
 International Growth Fund        --                    --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                     --                    --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                     --                    --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund     --                    --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------
 International Small Companies
  Fund                            --                    --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund            --                    --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund          --                    --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Asia Fund                        --                    --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International
  Equities Fund                   --                    --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                          --         --                   --                                 --
-------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                         --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                     --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                                  --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                            --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund                  --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share
  Fund                                       --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                      --         --                                                      --
-------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund        --         --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                 --         --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------
 International Equity
  Allocation Fund                 --         --         --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------
 World Balanced Allocation
  Fund                            --         --         --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity
  Allocation Fund                 --         --         --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
  Fund                            --         --         --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                 --         --         --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------

------------------------------  --------------------------------------------------------------

                                                          CREDIT AND                  FUND OF
                                CONCENTRATION LEVERAGING COUNTERPARTY   MANAGEMENT     FUNDS
                                    RISK         RISK        RISK          RISK        RISK
------------------------------  --------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 U.S. Core Fund                                   --          --            --
-------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                           --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Value Fund                                       --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                      --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund                    --           --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities
  Fund                                            --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies
  Fund                                            --          --            --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 International Disciplined
  Equity Fund                                     --          --            --
-------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                                            --          --            --
-------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                        --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                                     --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                                 --            --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund                                 --            --
-------------------------------------------------------------------------------------------------------------------------
 International Small Companies
  Fund                                            --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund                          --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Asia Fund                           --           --          --            --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International
  Equities Fund                                   --          --            --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                               --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                              --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                          --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                                       --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                                 --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund                       --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share
  Fund                                            --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund              --           --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund                        --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                      --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------
 International Equity
  Allocation Fund                                 --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 World Balanced Allocation
  Fund                                            --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity
  Allocation Fund                                 --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
  Fund                                            --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                                 --          --            --          --
-------------------------------------------------------------------------------------------------------------------------


     Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:

     EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.


     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund, Intrinsic Value Fund, International Disciplined Equity Fund, International Intrinsic Value Fund and Foreign Small Companies Fund, which invest primarily in value securities.



     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund, the International Growth Fund and the Small Cap Growth Fund, which invest primarily in growth securities.


     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.

     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities) and is even present, but to a somewhat lesser extent, in the Short-Term Income Fund.


     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, and Domestic Bond Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.


     In addition, a related market risk exists for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.

     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Emerging Markets Fund, Emerging Countries Fund and Asia Fund, all of which may primarily make investments in emerging market securities and related derivatives, which are not widely traded and which may be subject to purchase and sale restrictions.

     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks apply to all Funds that invest in the securities of smaller companies, but are particularly pronounced for the Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Companies Fund, International Small Companies Fund, Emerging Markets Fund and Foreign Small Companies Fund, all of which primarily make investments in companies with small or medium-sized market capitalizations.


     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.


     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.



     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the Fixed Income Funds, which use derivatives, in particular "synthetic" bonds (created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security), as a basic component of their investment strategy to gain exposure to fixed income securities and foreign currencies.



     In addition, the Fixed Income Funds may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Funds, in particular the Emerging Country Debt Fund and Core Plus Bond Fund, may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps also have documentation risk, as described above.


     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.


     In addition, Funds such as the Emerging Markets Fund, Emerging Countries Fund, Asia Fund, Foreign Small Companies Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund and Emerging Country Debt Share Fund that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.


     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded in or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.


     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund and Core Plus Bond Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."



     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, Small Cap Growth Fund, Real Estate Fund, Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund, U.S. Sector Fund, Currency Hedged International Equity Fund, Foreign Fund, Emerging Markets Fund, Emerging Countries Fund, Asia Fund, Tax-Managed International Equities Fund, Intrinsic Value Fund and all of the Fixed Income Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.


     In addition, each of the Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund may invest a substantial portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets in shares of the Emerging Country Debt Fund, which is not diversified within the meaning of the 1940 Act. Each of the Fixed Income Funds may invest without limitation in shares of the GMO Alpha LIBOR Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund" for information regarding certain risks and other information relating to the GMO Alpha LIBOR Fund.

     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as part of a diversified portfolio including other assets. This section describes the Funds that present the most significant concentration risk. Such risks may also exist in other Funds.

     The Real Estate Fund invests primarily in real estate securities. Thus, the value of this Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.



     Similarly, Funds that invest significant portions of their assets in concentrated geographic areas, such as the Asia Fund, have more exposure to regional economic risks than Funds making foreign investments throughout the world's economies. The Asia Fund invests almost exclusively in Asian securities. This regional concentration makes Asia Fund more susceptible to investment factors affecting the region than a more geographically diverse fund. The region encompasses countries at varying levels of economic development -- ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demand. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.



     - LEVERAGING RISK. Each Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


     The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

     The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.


     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.



     In addition, all of the Funds are exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements. OTC derivative transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. This type of counterparty risk is generally more pronounced for Emerging Country Debt Fund and Core Plus Bond Fund, which invest in OTC derivatives with longer durations or that have greater exposure to any one counterparty.



     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.



     - FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in other GMO Funds are exposed to the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, these Funds will indirectly be exposed to all of the risks of an investment in the underlying Funds. With respect to the Asset Allocation Funds, the Manager does not charge an investment management fee for asset allocation advice provided to such Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in this Prospectus under U.S. Sector Fund's "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Asset Allocation Funds, subject to the Manager's agreement to reimburse the Funds (see "Fees and Expenses" for each Asset Allocation Fund). The Asset Allocation Funds and other Funds which invest in GMO Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which they invest, as well as any purchase premiums or redemption fees charged by such underlying Funds subject to certain Funds' specific fee and expense reimbursement arrangements with the Manager (see "Fees and Expenses" for each of the Asset Allocation Funds, Currency Hedged International Equity Fund, Global Hedged Equity Fund, and certain Funds which invest in GMO Alpha LIBOR Fund and/or Emerging Country Debt
Fund). Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds and other Funds which invest in GMO Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds and other Funds which invest in GMO Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

                            MANAGEMENT OF THE TRUST


     Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2002, GMO managed more than $25 billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.


     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.

     Each class of shares of each Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.

     For the fiscal year ended February 28, 2002, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.


                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
U.S. Core Fund                 0.31%
Tobacco-Free Core Fund         0.29%
Value Fund                     0.40%
Intrinsic Value Fund           0.24%
Growth Fund                    0.26%
Small Cap Value Fund           0.29%
Small Cap Growth Fund          0.00%
Real Estate Fund               0.49%
Tax-Managed U.S. Equities
  Fund                         0.00%
Tax-Managed Small
  Companies Fund               0.35%
International Intrinsic
  Value Fund                   0.44%
Currency Hedged
  International Equity
  Fund                         0.00%
Foreign Fund                   0.51%



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
Foreign Small Companies
  Fund                         0.45%
International Small
  Companies Fund               0.38%
Emerging Markets Fund          0.79%
Emerging Countries Fund        0.48%
Asia Fund                      0.72%
Tax-Managed International
  Equities Fund                0.13%
Domestic Bond Fund             0.05%
Core Plus Bond Fund            0.16%
International Bond Fund        0.14%
Currency Hedged
  International Bond Fund      0.00%
Global Bond Fund               0.11%
Emerging Country Debt
  Fund                         0.33%



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
Emerging Country Debt
  Share Fund                   0.00%
Short-Term Income Fund         0.00%
Global Hedged Equity Fund      0.00%
Inflation Indexed Bond
  Fund                         0.01%
International Equity
  Allocation Fund              0.00%
World Balanced Allocation
  Fund                         0.00%
Global (U.S.+) Equity
  Allocation Fund              0.00%
Global Balanced
  Allocation Fund              0.00%
U.S. Sector Fund               0.00%


     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible.


  ---------------------------------------------------------------------------------------------------
          INVESTMENT DIVISION                              PRIMARY RESPONSIBILITIES
  ---------------------------------------------------------------------------------------------------
   U.S. Quantitative                     U.S. Equity Funds (except Value Fund and Real Estate Fund)
  ---------------------------------------------------------------------------------------------------
   U.S. Active                           Value Fund, Real Estate Fund
  ---------------------------------------------------------------------------------------------------
   International Quantitative            International Equity Funds (except Foreign Fund and Foreign
                                         Small Companies Fund) and Global Hedged Equity Fund
  ---------------------------------------------------------------------------------------------------
   International Active                  Foreign Fund, Foreign Small Companies Fund
  ---------------------------------------------------------------------------------------------------
   Fixed Income                          Fixed Income Funds (except Global Hedged Equity Fund)
  ---------------------------------------------------------------------------------------------------
   Asset Allocation                      Asset Allocation Funds
  ---------------------------------------------------------------------------------------------------


CUSTODIANS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.

TRANSFER AGENT

     IBT serves as the Trust's transfer agent on behalf of the Funds.


EXPENSE REIMBURSEMENT



     As more fully described in each Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse certain Funds of the Trust with respect to certain expenses through at least June 30, 2003. The following expenses are specifically excluded from the Manager's reimbursement obligation:
Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes; and, in the case of the Emerging Markets Fund, Emerging Countries Fund, Asia Fund and Global Hedged Equity Fund, also excluding custodial fees.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's investments is generally determined as follows:


Exchange listed securities

     - Last sale price or

     - Most recent bid price (if no reported sale) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

     - Fair value as determined in good faith by the Trustees or persons acting at their direction


        - In certain cases, a significant percentage of a Fund's assets may be "fair valued." The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.


     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.

                             HOW TO PURCHASE SHARES

     You may purchase a Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Funds' behalf. You may pay a fee if you effect a transaction through a broker or agent. To obtain a purchase order form, call the Trust at (617) 346-7646, e-mail to SHS@GMO.com or contact your broker or agent.

     PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:

     - a completed purchase order, containing the following information, is submitted to the Trust or its agent:

        - signature exactly in accordance with the form of registration

        - the exact name in which the shares are registered

        - the investor's account number

        - the number of shares or the dollar amount of shares to be purchased

     - the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)


     - payment (by check or wire) for the purchase is received before 4:00 p.m. (Eastern time) on the day the purchase order is accepted


        - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.

     The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is received in "good order" PLUS a purchase premium, if any, for the Fund shares to be purchased. Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.

     Minimum investment amounts (by class, if applicable) are set forth in the table on page 84 of this Prospectus. There is no minimum additional investment required to purchase additional shares of a Fund. The Trust may waive initial minimums for certain accounts.

     SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                   GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                          Boston, Massachusetts 02110
                           Facsimile: (617) 439-4192
                        Attention: Shareholder Services

     Call the Trust at (617) 346-7646 or e-mail to SHS@GMO.com to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

     FUNDING YOUR INVESTMENT.  You may purchase shares:

     - with cash (via wire transfer or check)

        - BY WIRE.  Instruct your bank to wire the amount of your investment to:

             Investors Bank & Trust Company, Boston, Massachusetts
                               ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
                Further credit: GMO Fund/Account name and number

        - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

                    By U.S. Postal Service:                                 By Overnight Courier:
                Investors Bank & Trust Company                          Investors Bank & Trust Company
                   GMO Transfer Agent MFD 23                               GMO Transfer Agent MFD 23
                         P.O. Box 9130                                 200 Clarendon Street, 16th Floor
               200 Clarendon Street, 16th Floor                                Boston, MA 02116
                     Boston, MA 02117-9130

     - by exchange (from another GMO product)

        - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

        - no Fund will honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to a Fund, as reasonably determined by the Fund. The Funds do not automatically redeem shares that are the subject of a rejected exchange request.

     - in exchange for securities acceptable to the Manager

        - securities must be approved by the Manager prior to transfer to the Fund


        - securities will be valued as set forth under "Determination of Net Asset Value" on page 81


     - by a combination of cash and securities

                              HOW TO REDEEM SHARES

     You may redeem shares of a Fund on any day when the NYSE is open for business.

     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."

     A redemption request is in "good order" if it:


     - is signed exactly in accordance with the form of registration;



     - includes the exact name in which the shares are registered;



     - includes the investor's account number; and



     - includes the number of shares or the dollar amount of shares to be redeemed.



     If the redemption request is received in "good order" and prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price is the net asset value per share determined on that day, LESS a redemption fee, if any, for the Fund shares to be redeemed. If the redemption request is received in "good order" but after the close of regular trading on the NYSE, the redemption price is the net asset value per share determined on the next business day, LESS a redemption fee, if any, for the Fund shares to be redeemed.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash. INVESTORS IN THE TAX-MANAGED FUNDS SHOULD BE AWARE THAT THEY ARE MORE LIKELY TO HAVE A REDEMPTION REQUEST HONORED "IN KIND" THAN SHAREHOLDERS IN OTHER FUNDS.

     If a redemption is made in cash:

     - payment will be made in federal funds transferred to the account designated in writing by authorized persons

        - designation of additional accounts and any change in the accounts originally designated must be made in writing.

     - upon request, payment will be made by check mailed to the registration address

     If a redemption is made in-kind, it is important for you to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 81

     - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

     - to the extent available, in-kind redemptions will be of readily marketable securities

     - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

     - in-kind redemptions will be transferred and delivered by the Trust as directed by you

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed for other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

     SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 or e-mail to SHS@GMO.com to CONFIRM RECEIPT of redemption requests.

                                MULTIPLE CLASSES

     Certain Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.


--------------------------------------------------------------------------------------------------------------------------------
                                                                   MINIMUM TOTAL INVESTMENT/     SHAREHOLDER SERVICE FEE (AS A %
                                                                    TOTAL FUND INVESTMENT*        OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
  FUNDS OFFERING    International Intrinsic Value Fund                   $1 million/NA                        0.22%
 CLASS II SHARES    Foreign Fund
--------------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
                    International Intrinsic Value Fund                  $35 million/NA                        0.15%
                    Foreign Fund
                   -------------------------------------------------------------------------------------------------------------
                    Asset Allocation Funds (except U.S. Sector
  FUNDS OFFERING    Fund)                                                $1 million/NA                       0.00%**
 CLASS III SHARES   Emerging Country Debt Share Fund
                   -------------------------------------------------------------------------------------------------------------
                    U.S. Sector Fund
                    Global Hedged Equity Fund                            $1 million/NA                      0.15%***
                   -------------------------------------------------------------------------------------------------------------
                    All Other Funds                                      $1 million/NA                        0.15%
--------------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
                    Tobacco-Free Core Fund                         $250 million/$125 million                 0.105%
                    Emerging Markets Fund
                   -------------------------------------------------------------------------------------------------------------
  FUNDS OFFERING
 CLASS IV SHARES    International Intrinsic Value Fund             $250 million/$125 million                  0.09%
                   -------------------------------------------------------------------------------------------------------------
                    Foreign Fund                                        $250 million/NA                       0.09%
                   -------------------------------------------------------------------------------------------------------------
                    Foreign Small Companies Fund                        NA/$125 million                       0.10%
                   -------------------------------------------------------------------------------------------------------------
                    Emerging Country Debt Fund                     $250 million/$125 million                  0.10%
--------------------------------------------------------------------------------------------------------------------------------
  FUND OFFERING
  CLASS V SHARES    U.S. Core Fund                                      NA/$350 million                      0.085%
--------------------------------------------------------------------------------------------------------------------------------


* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.

** These Funds will indirectly bear an additional Shareholder Service Fee of 0.15% by virtue of their investments in other GMO Funds.


*** The Shareholder Service Fee charged to these Funds will be reduced by a corresponding amount for all Shareholder Service Fees indirectly borne by the relevant Fund by reason of its investments in Class III Shares of other GMO Funds.


ELIGIBILITY FOR CLASSES

     Eligibility for different classes of a Fund depends upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in a particular Fund, or (ii) the minimum "Total Investment" set forth in the above table, calculated as described below.

DETERMINATION OF TOTAL INVESTMENT

     A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment,
(2) at close of business on the last business day of each calendar quarter, or
(3) at other times as determined by the Manager (each, a "Determination Date"). The Manager will monitor the value of the MSCI World Index (computed in U.S. dollars with net dividends reinvested). On December 31 of any year, the Manager may increase the Minimum Total Investment/Total Fund Investment amounts by the same percentage by which the value of the MSCI World Index increased from June 30, 2000 through December 31 of the year being evaluated.

     For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO at the Determination Date.

     For clients with GMO accounts as of May 31, 1996: Any client whose Total Investment as of May 31, 1996 (prior to the issuance of multiple classes of shares) was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 was less than $7 million but greater than $0 will be eligible for conversion to Class II Shares indefinitely.

You should note:

     - There is no minimum additional investment required to purchase additional shares of a Fund for any class of shares.

     - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

     - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.


     - Assets invested in the GMO Pelican Fund will not be considered when determining a client's Total Investment.


CONVERSIONS BETWEEN CLASSES

     Client's shares in a Fund will be converted to the class of shares of that Fund with the lowest Shareholder Service Fee for which the client is eligible, based on the amount of the client's Total Investment or Total Fund Investment, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager.

     The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

                            DISTRIBUTIONS AND TAXES


     The policy of each U.S. Equity Fund (except for the Real Estate Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held by the Fund for not more than one year ("net short-term capital gains") and net gains from the sale of securities held by the Fund for more than one year ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.



     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the purchase order form or by writing to the Trust.


It is important for you to note:


     - For federal income tax purposes, fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains of the Fund, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) of the Fund will be taxable as long-term capital gains, regardless of how long a shareholder may have owned shares in the Fund or whether the distributions are received in cash or in reinvested shares.



     - Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution). When the distribution is then paid it will be subject to tax, even though, from an investment standpoint, it may constitute a partial return of capital.

     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     - A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.


     - The investments by the Asset Allocation Funds, Currency Hedged International Equity Fund, and Global Hedged Equity Fund in other GMO Funds, and the investment by certain Funds in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund could affect the amount, timing and character of distributions. See "Taxes -- Taxation Implications of Certain Investments" in the Statement of Additional Information.


     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, which had investment operations during the reporting periods and is currently being offered.

DOMESTIC EQUITY FUNDS
----------------------------------

U.S. CORE FUND*

                                                                                     CLASS II SHARES
                                                       ----------------------------------------------------------------------------
                                                                 YEAR ENDED FEBRUARY 28/29,                       PERIOD FROM
                                                       -----------------------------------------------          JANUARY 9, 1998
                                                         2002         2001         2000         1999        TO FEBRUARY 28, 1998(#)
                                                       --------     --------      -------      -------      -----------------------
Net asset value, beginning of period.................  $  13.94     $  16.62      $ 18.57      $ 19.98              $ 17.65
                                                       --------     --------      -------      -------              -------
Income from investment operations:
  Net investment income..............................      0.17(2)      0.20(2)      0.23(2)      0.25(2)              0.04(2)
  Net realized and unrealized gain (loss)............     (1.04)        0.03(3)      2.29         2.55                 2.29
                                                       --------     --------      -------      -------              -------
    Total from investment operations.................     (0.87)        0.23         2.52         2.80                 2.33
                                                       --------     --------      -------      -------              -------
Less distributions to shareholders:
  From net investment income.........................     (0.17)       (0.18)       (0.24)       (0.29)           --
  From net realized gains............................     (0.01)       (2.73)       (4.23)       (3.92)           --
                                                       --------     --------      -------      -------              -------
    Total distributions..............................     (0.18)       (2.91)       (4.47)       (4.21)                0.00
                                                       --------     --------      -------      -------              -------
Net asset value, end of period.......................  $  12.89     $  13.94      $ 16.62      $ 18.57              $ 19.98
                                                       ========     ========      =======      =======              =======
Total Return(1)......................................     (6.29)%       0.75%       13.61%       14.99%               13.20%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)..................  $176,456     $114,454      $95,041      $41,684              $16,958
  Net expenses to average daily net assets...........      0.55%        0.55%        0.55%        0.55%                0.55%(5)
  Net investment income to average daily net
    assets...........................................      1.27%        1.21%        1.21%        1.29%                1.53%(5)
  Portfolio turnover rate............................        69%          81%          90%          71%                  60%
  Fees and expenses reimbursed by the Manager to
    average daily net assets.........................      0.02%        0.02%        0.02%        0.22%                0.25%(5)

                                                           CLASS II SHARES
                                                       -----------------------
                                                             PERIOD FROM
                                                            MARCH 1, 1997
                                                       TO NOVEMBER 17, 1997(#)
                                                       -----------------------
Net asset value, beginning of period.................           $20.10
                                                                ------
Income from investment operations:
  Net investment income..............................             0.24(2)
  Net realized and unrealized gain (loss)............             3.99
                                                                ------
    Total from investment operations.................             4.23
                                                                ------
Less distributions to shareholders:
  From net investment income.........................            (0.22)
  From net realized gains............................            (3.90)
                                                                ------
    Total distributions..............................            (4.12)
                                                                ------
Net asset value, end of period.......................           $20.21
                                                                ======
Total Return(1)......................................            23.00%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)..................           $2,037
  Net expenses to average daily net assets...........             0.55%(5)
  Net investment income to average daily net
    assets...........................................             1.66%(5)
  Portfolio turnover rate............................               60%
  Fees and expenses reimbursed by the Manager to
    average daily net assets.........................             0.25%(5)


(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(4) Not annualized.
(5) Annualized.

* Effective June 30, 1998, the "GMO Core Fund" was renamed the "GMO U.S. Core Fund."


(#) For the period from November 17, 1997 to January 9, 1998, no Class II Shares were outstanding.


TOBACCO-FREE CORE FUND


                                                        CLASS III SHARES                            CLASS IV SHARES
                                   -----------------------------------------------------------     -----------------
                                                                                                      PERIOD FROM
                                                                                                     JULY 2, 2001
                                                   YEAR ENDED FEBRUARY 28/29,                        (COMMENCEMENT
                                   -----------------------------------------------------------     OF OPERATIONS) TO
                                     2002         2001         2000         1999        1998       FEBRUARY 28, 2002
                                   --------     --------     --------     --------     -------     -----------------
Net asset value, beginning of
  period......................     $  12.29     $  14.35     $  14.26     $  14.05     $ 12.98         $  12.32
                                   --------     --------     --------     --------     -------         --------
Income from investment
  operations:
  Net investment income.......         0.15(2)      0.17(2)      0.20         0.18        0.22             0.10(2)
  Net realized and unrealized
    gain (loss)...............        (1.07)       (0.20)        1.94         1.99        4.07            (1.08)
                                   --------     --------     --------     --------     -------         --------
    Total from investment
      operations..............        (0.92)       (0.03)(3)     2.14         2.17        4.29            (0.98)
                                   --------     --------     --------     --------     -------         --------
Less distributions to
  shareholders:
  From net investment
    income....................        (0.14)       (0.19)       (0.19)       (0.19)      (0.22)           (0.11)
  From net realized gains.....        --           (1.84)       (1.86)       (1.77)      (3.00)         --
                                   --------     --------     --------     --------     -------         --------
    Total distributions.......        (0.14)       (2.03)       (2.05)       (1.96)      (3.22)           (0.11)
                                   --------     --------     --------     --------     -------         --------
Net asset value, end of
  period......................     $  11.23     $  12.29     $  14.35     $  14.26     $ 14.05         $  11.23
                                   ========     ========     ========     ========     =======         ========
Total Return(1)...............        (7.53)%      (0.83)%      15.10%       16.29%      37.82%           (8.00)%(4)
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................     $133,203     $260,432     $321,786     $227,158     $99,922         $248,095
  Net expenses to average
    daily net assets..........         0.48%        0.48%        0.48%        0.48%       0.48%            0.44%(5)
  Net investment income to
    average daily net
    assets....................         1.24%        1.20%        1.34%        1.35%       1.66%            1.37%(5)
  Portfolio turnover rate.....           85%          82%         108%          77%         70%              85%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets..........         0.03%        0.05%        0.05%        0.25%       0.28%            0.04%(5)


(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(4) Not Annualized.


(5) Annualized.

                               CLASS III SHARES                                      CLASS IV SHARES
    -----------------------------------------------------------------------      ------------------------

                          YEAR ENDED FEBRUARY 28/29,                             YEAR ENDED FEBRUARY 28/29,
    -----------------------------------------------------------------------      ------------------------
       2002         2001            2000            1999            1998           2002        2001
    ----------   ----------      ----------      ----------      ----------      --------   ----------
    $    13.95   $    16.63      $    18.59      $    19.99      $    20.12      $  13.94   $    16.62
    ----------   ----------      ----------      ----------      ----------      --------   ----------
          0.18(2)       0.20(2)        0.24(2)         0.26(2)         0.35          0.18(2)       0.21(2)
         (1.05)        0.04(3)         2.28            2.55            5.89         (1.04)        0.04(3)
    ----------   ----------      ----------      ----------      ----------      --------   ----------
         (0.87)        0.24            2.52            2.81            6.24         (0.86)        0.25
    ----------   ----------      ----------      ----------      ----------      --------   ----------
         (0.17)       (0.19)          (0.25)          (0.29)          (0.32)        (0.18)       (0.20)
         (0.01)       (2.73)          (4.23)          (3.92)          (6.05)        (0.01)       (2.73)
    ----------   ----------      ----------      ----------      ----------      --------   ----------
         (0.18)       (2.92)          (4.48)          (4.21)          (6.37)        (0.19)       (2.93)
    ----------   ----------      ----------      ----------      ----------      --------   ----------
    $    12.90   $    13.95      $    16.63      $    18.59      $    19.99      $  12.89   $    13.94
    ==========   ==========      ==========      ==========      ==========      ========   ==========
         (6.23)%       0.83%          13.66%          15.02%          36.69%        (6.20)%       0.92%
    $1,321,634   $1,532,124      $1,623,734      $1,780,011      $2,317,103      $744,813   $1,287,842
          0.48%        0.48%           0.48%           0.48%           0.48%         0.44%        0.44%
          1.33%        1.27%           1.27%           1.36%           1.67%         1.36%        1.31%
            69%          81%             90%             71%             60%           69%          81%

          0.02%        0.02%           0.02%           0.22%           0.21%         0.02%        0.02%

                       CLASS IV SHARES                     CLASS V SHARES
      -------------------------------------------------   -----------------
                                         PERIOD FROM         PERIOD FROM
                                       JANUARY 9, 1998      JULY 2, 2001
   YEAR ENDED FEBRUARY 28/29,
      --------------------------       OPERATIONS) TO      OPERATIONS) TO
         2000            1999         FEBRUARY 28, 1998   FEBRUARY 28, 2002
      ----------      ----------      -----------------   -----------------
      $    18.58      $    19.99         $    17.65          $    14.00
      ----------      ----------         ----------          ----------
            0.25(2)         0.27(2)            0.04(2)             0.13(2)
            2.28            2.55               2.30               (1.10)
      ----------      ----------         ----------          ----------
            2.53            2.82               2.34               (0.97)
      ----------      ----------         ----------          ----------
           (0.26)          (0.31)          --                     (0.14)
           (4.23)          (3.92)          --                     (0.01)
      ----------      ----------         ----------          ----------
           (4.49)          (4.23)          --                     (0.15)
      ----------      ----------         ----------          ----------
      $    16.62      $    18.58         $    19.99          $    12.88
      ==========      ==========         ==========          ==========
           13.74%          15.07%             13.26%(4)           (6.96)%(4)
      $1,343,460      $1,543,655         $1,370,535          $  445,738
            0.44%           0.44%              0.44%(5)            0.42%(5)
            1.32%           1.41%              1.67%(5)            1.46%(5)
              90%             71%                60%                 69%
            0.02%           0.22%              0.20%(5)            0.02%(5)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND


                                                             CLASS III SHARES
                                         --------------------------------------------------------
                                                        YEAR ENDED FEBRUARY 28/29,
                                         --------------------------------------------------------
                                           2002        2001        2000        1999        1998
                                         --------    --------    --------    --------    --------
Net asset value, beginning of period...  $   9.57    $   7.98    $  10.40    $  14.33    $  14.85
                                         --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income................      0.18        0.18        0.21        0.26        0.31
  Net realized and unrealized gain
    (loss).............................     (0.51)       2.32       (0.83)       0.13        3.81
                                         --------    --------    --------    --------    --------
    Total from investment operations...     (0.33)       2.50       (0.62)       0.39        4.12
                                         --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income...........     (0.17)      (0.18)      (0.23)      (0.27)      (0.35)
  From net realized gains..............     (0.25)      (0.73)      (1.57)      (4.05)      (4.29)
                                         --------    --------    --------    --------    --------
    Total distributions................     (0.42)      (0.91)      (1.80)      (4.32)      (4.64)
                                         --------    --------    --------    --------    --------
Net asset value, end of period.........  $   8.82    $   9.57    $   7.98    $  10.40    $  14.33
                                         ========    ========    ========    ========    ========
Total Return(1)........................     (3.64)%     32.72%      (8.45)%      2.24%      31.54%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....  $232,289    $247,971    $178,329    $202,842    $332,103
  Net expenses to average daily net
    assets.............................      0.61%       0.61%       0.61%       0.61%       0.61%
  Net investment income to average
    daily net assets...................      1.89%       1.99%       2.06%       1.82%       1.89%
  Portfolio turnover rate..............        95%        102%        104%         37%         40%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets.............................      0.06%       0.05%       0.05%       0.30%       0.29%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


INTRINSIC VALUE FUND


                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                 YEAR ENDED
                                                                FEBRUARY 28,       PERIOD FROM AUGUST 2, 1999
                                                              -----------------   (COMMENCEMENT OF OPERATIONS)
                                                               2002      2001      THROUGH FEBRUARY 29, 2000
                                                              -------   -------   ----------------------------
Net asset value, beginning of period........................  $ 10.84   $  8.79             $ 10.00
                                                              -------   -------             -------
Income from investment operations:
  Net investment income.....................................     0.18(2)    0.20               0.11(2)
  Net realized and unrealized gain (loss)...................     0.05      2.06               (1.24)
                                                              -------   -------             -------
        Total from investment operations....................     0.23      2.26               (1.13)
                                                              -------   -------             -------
Less distributions to shareholders:
  From net investment income................................    (0.20)    (0.14)              (0.08)
  From net realized gains...................................    (0.14)    (0.07)                 --
                                                              -------   -------             -------
        Total distributions.................................    (0.34)    (0.21)              (0.08)
                                                              -------   -------             -------
Net asset value, end of period..............................  $ 10.73   $ 10.84             $  8.79
                                                              =======   =======             =======
Total Return(1).............................................     2.16%    26.00%             (11.36)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $97,622   $50,864             $38,650
  Net expenses to average daily net assets..................     0.48%     0.48%               0.48%(4)
  Net investment income to average daily net assets.........     1.67%     2.04%               1.94%(4)
  Portfolio turnover rate...................................       61%       89%                 26%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.09%     0.17%               0.25%(4)



(1) Total return would be lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.

                              FINANCIAL HIGHLIGHTS

                (For a Share outstanding throughout each period)

GROWTH FUND


                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                2002        2001*        2000*        1999*        1998*
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  21.19     $  54.45     $  45.54     $  48.18     $  56.98
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................      0.10         0.14         0.22         0.33         0.44
  Net realized and unrealized gain (loss)...................     (2.97)      (10.78)       18.84         9.79        15.51
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................     (2.87)      (10.64)       19.06        10.12        15.95
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................     (0.09)       (0.15)       (0.26)       (0.33)       (0.66)
  From net realized gains...................................        --       (22.47)       (9.89)      (12.43)      (24.09)
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................     (0.09)      (22.62)      (10.15)      (12.76)      (24.75)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $  18.23     $  21.19     $  54.45     $  45.54     $  48.18
                                                              ========     ========     ========     ========     ========
Total Return(1).............................................    (13.57)%     (25.76)%      45.24%       22.90%       36.37%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $116,306     $114,988     $204,662     $158,084     $202,923
  Net expenses to average daily net assets..................      0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........      0.54%        0.27%        0.50%        0.64%        0.79%
  Portfolio turnover rate...................................       101%         111%          48%          50%          60%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.07%        0.07%        0.06%        0.23%        0.23%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.

* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.


SMALL CAP VALUE FUND



                                                                       CLASS III SHARES
                                                 ------------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28/29,
                                                 ------------------------------------------------------------
                                                   2002         2001         2000         1999         1998
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of period........     $  13.86     $  12.41     $  11.69     $  18.28     $  15.89
                                                 --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................         0.23         0.23         0.15         0.18         0.27
  Net realized and unrealized gain (loss)...         1.58         2.38         1.11        (2.50)        4.85
                                                 --------     --------     --------     --------     --------
    Total from investment operations........         1.81         2.61         1.26        (2.32)        5.12
                                                 --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................        (0.21)       (0.20)       (0.14)       (0.19)       (0.29)
  From net realized gains...................        (0.55)       (0.96)       (0.40)       (4.08)       (2.44)
                                                 --------     --------     --------     --------     --------
    Total distributions.....................        (0.76)       (1.16)       (0.54)       (4.27)       (2.73)
                                                 --------     --------     --------     --------     --------
Net asset value, end of period..............     $  14.91     $  13.86     $  12.41     $  11.69     $  18.28
                                                 ========     ========     ========     ========     ========
Total Return(1).............................        13.39%       22.14%       10.66%      (14.74)%      34.43%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........     $313,596     $305,178     $265,778     $347,684     $769,612
  Net expenses to average daily net
    assets..................................         0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net
    assets..................................         1.60%        1.73%        1.12%        0.99%        1.51%
  Portfolio turnover rate...................           59%         111%          50%          49%          56%
  Fees and expenses reimbursed by the
    Manager to average daily net assets.....         0.04%        0.06%        0.06%        0.21%        0.22%
  Purchase and redemption fees consisted of
    the following per share amounts:(2).....     $   0.01     $   0.03          N/A          N/A          N/A



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.


(2) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SMALL CAP GROWTH FUND


                                                                                   CLASS III SHARES
                                                                -------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                                -------------------------------------------------------
                                                                  2002       2001*       2000*       1999*      1998*
                                                                --------    --------    --------    --------   --------
Net asset value, beginning of period........................    $  19.08    $ 168.70    $ 108.80    $ 122.80   $  98.20
                                                                --------    --------    --------    --------   --------
Income from investment operations:
  Net investment income.....................................        0.01(3)    (0.04)       0.10        0.30       0.50
  Net realized and unrealized gain (loss)...................       (1.12)     (37.26)      70.20       (9.80)     34.30
                                                                --------    --------    --------    --------   --------
    Total from investment operations........................       (1.11)     (37.30)      70.30       (9.50)     34.80
                                                                --------    --------    --------    --------   --------
Less distributions to shareholders:
  From net investment income................................       --          --          (0.30)      (0.20)     (0.70)
  From net realized gains...................................       (1.49)    (112.32)     (10.10)      (4.30)     (9.50)
                                                                --------    --------    --------    --------   --------
    Total distributions.....................................       (1.49)    (112.32)     (10.40)      (4.50)    (10.20)
                                                                --------    --------    --------    --------   --------
Net asset value, end of period..............................    $  16.48    $  19.08    $ 168.70    $ 108.80   $ 122.80
                                                                ========    ========    ========    ========   ========
Total Return(1).............................................       (6.36)%    (33.14)%     67.27%      (8.20)%    36.66%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................    $ 17,049    $ 19,957    $137,290    $129,983   $399,613
  Net expenses to average daily net assets..................        0.48%       0.48%       0.48%       0.48%      0.48%
  Net investment income (loss) to average daily net
    assets..................................................        0.07%      (0.09)%      0.09%       0.21%      0.47%
  Portfolio turnover rate...................................         118%        147%        122%        113%       132%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................        0.33%       0.19%       0.11%       0.23%      0.24%
  Purchases and redemption fees consisted of the following
    per share amounts:(2)...................................    $   0.02    $   0.87    $    N/A    $    N/A   $    N/A



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.


(2) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Calculated using average shares outstanding throughout the period.

* Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.


REAL ESTATE FUND*



                                                                                   CLASS III SHARES
                                                                -------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                                -------------------------------------------------------
                                                                  2002        2001        2000        1999       1998
                                                                --------    --------    --------    --------   --------
Net asset value, beginning of period........................    $  10.31    $   8.26    $   9.13    $  12.92   $  12.62
                                                                --------    --------    --------    --------   --------
Income from investment operations:
  Net investment income.....................................        0.56(2)     0.60        0.51(2)     0.51(2)     0.53
  Net realized and unrealized gain (loss)...................        0.84        1.92       (0.87)      (3.36)      1.26
                                                                --------    --------    --------    --------   --------
    Total from investment operations........................        1.40        2.52       (0.36)      (2.85)      1.79
                                                                --------    --------    --------    --------   --------
Less distributions to shareholders:
  From net investment income................................       (0.54)      (0.47)      (0.51)      (0.19)     (0.60)
  From net realized gains...................................       --          --          --          (0.75)     (0.89)
                                                                --------    --------    --------    --------   --------
    Total distributions.....................................       (0.54)      (0.47)      (0.51)      (0.94)     (1.49)
                                                                --------    --------    --------    --------   --------
Net asset value, end of period..............................    $  11.17    $  10.31    $   8.26    $   9.13   $  12.92
                                                                ========    ========    ========    ========   ========
Total Return(1).............................................       13.73%      30.86%      (4.69)%    (23.27)%    14.29%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................    $192,606    $133,420    $120,508    $143,129   $374,774
  Net expenses to average daily net assets..................        0.69%       0.69%       0.69%       0.69%      0.69%
  Net investment income to average daily net assets.........        5.18%       5.85%       5.64%       4.60%      4.10%
  Portfolio turnover rate...................................           6%         11%         13%         59%        86%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................        0.05%       0.05%       0.06%       0.26%      0.26%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


* Effective June 30, 2002, the "GMO REIT Fund" was renamed the "GMO Real Estate Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

TAX-MANAGED U.S. EQUITIES FUND


                                                                                      CLASS III SHARES
                                                            ---------------------------------------------------------------------
                                                                 YEAR ENDED FEBRUARY 28/29,           PERIOD FROM JULY 23, 1998
                                                            -------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                             2002           2001           2000       THROUGH FEBRUARY 28, 1999
                                                            -------        -------        -------    ----------------------------
Net asset value, beginning of period................        $ 12.08        $ 12.64        $ 10.67               $10.00
                                                            -------        -------        -------               ------
Income from investment operations:
  Net investment income.............................           0.16(2)        0.15(2)        0.13                 0.09
  Net realized and unrealized gain (loss)...........          (0.86)         (0.57)          1.97                 0.65
                                                            -------        -------        -------               ------
    Total from investment operations................          (0.70)         (0.42)          2.10                 0.74
                                                            -------        -------        -------               ------
Less distributions to shareholders:
  From net investment income........................          (0.14)         (0.14)         (0.13)               (0.07)
                                                            -------        -------        -------               ------
    Total distributions.............................          (0.14)         (0.14)         (0.13)               (0.07)
                                                            -------        -------        -------               ------
Net asset value, end of period......................        $ 11.24        $ 12.08        $ 12.64               $10.67
                                                            =======        =======        =======               ======
Total Return(1).....................................          (5.78)%        (3.44)%        19.83%                7.48%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).................        $27,495        $11,418        $13,275               $8,116
  Net expenses to average daily net assets..........           0.48%          0.48%          0.48%                0.48%(4)
  Net investment income to average daily net
    assets..........................................           1.36%          1.18%          1.11%                1.30%(4)
  Portfolio turnover rate...........................             45%           161%            19%                  33%
  Fees and expenses reimbursed by the Manager to
    average daily net assets........................           0.36%          0.54%          0.44%                1.47%(4)



(1) Total returns would be lower had certain expenses not been reimbursed during the period shown.

(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.

TAX-MANAGED SMALL COMPANIES FUND


                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                 YEAR ENDED
                                                                FEBRUARY 28,        PERIOD FROM JUNE 1, 1999
                                                              -----------------   (COMMENCEMENT OF OPERATIONS)
                                                               2002      2001      THROUGH FEBRUARY 29, 2000
                                                              -------   -------   ----------------------------
Net asset value, beginning of period........................  $ 10.54   $  9.52             $ 10.00
                                                              -------   -------             -------
Income from investment operations:
  Net investment income.....................................     0.15      0.12                0.08
  Net realized and unrealized gain (loss)...................     1.23      1.02               (0.50)
                                                              -------   -------             -------
    Total from investment operations........................     1.38      1.14               (0.42)
                                                              -------   -------             -------
Less distributions to shareholders:
  From net investment income................................    (0.16)    (0.12)              (0.06)
                                                              -------   -------             -------
    Total distributions.....................................    (0.16)    (0.12)              (0.06)
                                                              -------   -------             -------
Net asset value, end of period..............................  $ 11.76   $ 10.54             $  9.52
                                                              =======   =======             =======
Total Return(1).............................................    13.25%    12.12%              (4.25)%(4)
  Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $37,544   $41,042             $39,000
  Net expenses to average daily net assets..................     0.70%     0.70%               0.70%(5)
  Net investment income to average daily net assets.........     1.30%     1.25%               1.08%(5)
  Portfolio turnover rate...................................       65%      131%                 18%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.20%     0.17%               0.21%(5)
  Purchase premiums consisted of the following per share
    amounts:(2).............................................       --(3) $  0.01            $   N/A



(1) Total returns would be lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums.


(2) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Rounds to less than $0.01 per share.


(4) Not annualized.


(5) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL EQUITY FUNDS


INTERNATIONAL DISCIPLINED EQUITY FUND



                                                                 CLASS III SHARES
                                                              -----------------------
                                                              PERIOD FROM JANUARY 29,
                                                                2002 (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 FEBRUARY 28, 2002
                                                              -----------------------
Net asset value, beginning of period........................          $ 20.00
                                                                      -------
Income from investment operations:
  Net investment income.....................................             0.02(2)
  Net realized and unrealized gain..........................             0.38
                                                                      -------
    Total from investment operations........................             0.40
                                                                      -------
Net asset value, end of period..............................          $ 20.40
                                                                      =======
Total Return(1).............................................             2.00%(3)
Ratios/Supplemental Data:
  Net assets, end of period(000)'s..........................          $47,081
  Net expenses to average daily net assets..................             0.55%(4)
  Net investment income to average daily net assets.........             1.56%(4)
  Portfolio turnover rate...................................                0%(5)
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................             1.89%(4)



(1) Total return would have been lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


(5) Portfolio turnover rate was less than 1%.


INTERNATIONAL INTRINSIC VALUE FUND*

                                                       CLASS II SHARES
                                   -------------------------------------------------------
                                                 YEAR ENDED FEBRUARY 28/29,
                                   -------------------------------------------------------
                                    2002        2001        2000        1999        1998
                                   -------     -------     -------     -------     -------
Net asset value, beginning of
  period.........................  $ 20.30     $ 20.85     $ 20.33     $ 23.16     $ 24.36
                                   -------     -------     -------     -------     -------
Income (loss) from investment
  operations:
  Net investment income..........     0.28(2)     0.40(2)     0.41(2)     0.39(2)     0.52(2)
  Net realized and unrealized
    gain (loss)..................    (2.44)       1.11        1.33       (0.46)       1.94
                                   -------     -------     -------     -------     -------
    Total from investment
      operations.................    (2.16)       1.51        1.74       (0.07)       2.46
                                   -------     -------     -------     -------     -------
Less distributions to
  shareholders:
  From net investment income.....    (0.73)      (0.22)      (0.56)      (0.48)      (0.74)
  From net realized gains........       --       (1.84)      (0.66)      (2.28)      (2.92)
                                   -------     -------     -------     -------     -------
    Total distributions..........    (0.73)      (2.06)      (1.22)      (2.76)      (3.66)
                                   -------     -------     -------     -------     -------
Net asset value, end of period...  $ 17.41     $ 20.30     $ 20.85     $ 20.33     $ 23.16
                                   =======     =======     =======     =======     =======
Total Return(1)..................   (10.71)%      7.25%       8.09%      (0.76)%     11.60%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)......................  $42,495     $15,284     $21,162     $18,295     $12,500
  Net expenses to average daily
    net assets...................     0.76%       0.76%       0.76%       0.76%       0.76%
  Net investment income to
    average daily net assets.....     1.56%       1.88%       1.84%       1.71%       2.14%
  Portfolio turnover rate........       51%         31%         53%         60%         68%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets...................     0.10%       0.08%       0.09%       0.28%       0.30%

                                                              CLASS III SHARES
                                   ----------------------------------------------------------------------
                                                         YEAR ENDED FEBRUARY 28/29,
                                   ----------------------------------------------------------------------
                                      2002           2001           2000           1999           1998
                                   ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of
  period.........................  $    20.37     $    20.91     $    20.38     $    23.20     $    24.37
                                   ----------     ----------     ----------     ----------     ----------
Income (loss) from investment
  operations:
  Net investment income..........        0.44(2)        0.44(2)        0.47(2)        0.42(2)        0.54(2)
  Net realized and unrealized
    gain (loss)..................       (2.59)          1.09           1.28          (0.47)          1.96
                                   ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations.................       (2.15)          1.53           1.75          (0.05)          2.50
                                   ----------     ----------     ----------     ----------     ----------
Less distributions to
  shareholders:
  From net investment income.....       (0.72)         (0.23)         (0.56)         (0.49)         (0.75)
  From net realized gains........          --          (1.84)         (0.66)         (2.28)         (2.92)
                                   ----------     ----------     ----------     ----------     ----------
    Total distributions..........       (0.72)         (2.07)         (1.22)         (2.77)         (3.67)
                                   ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...  $    17.50     $    20.37     $    20.91     $    20.38     $    23.20
                                   ==========     ==========     ==========     ==========     ==========
Total Return(1)..................      (10.60)%         7.32%          8.20%        (0.68)%         11.71%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)......................  $1,053,104     $1,280,603     $1,799,929     $1,998,447     $3,046,510
  Net expenses to average daily
    net assets...................        0.69%          0.69%          0.69%          0.69%          0.69%
  Net investment income to
    average daily net assets.....        2.37%          2.07%          2.09%          1.84%          2.19%
  Portfolio turnover rate........          51%            31%            53%            60%            68%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets...................        0.10%          0.08%          0.09%          0.28%          0.30%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.

(2) Computed using average shares outstanding throughout the period.

(3) Not annualized.


(4) Annualized.

* Effective February 1, 2001, the "GMO International Core Fund" was renamed the "GMO International Intrinsic Value Fund."

                                      CLASS IV SHARES
         -------------------------------------------------------------------------
                                                                    PERIOD FROM
                                                                  JANUARY 9, 1998
                     YEAR ENDED FEBRUARY 28/29,                  (COMMENCEMENT OF
         --------------------------------------------------       OPERATIONS) TO
           2002          2001          2000          1999        FEBRUARY 28, 1998
         --------      --------      --------      --------      -----------------
         $  20.37      $  20.90      $  20.37      $  23.19          $  20.61
         --------      --------      --------      --------          --------
             0.36(2)       0.50(2)       0.55(2)       0.42(2)           0.02(2)
            (2.49)         1.05          1.21         (0.46)             2.56
         --------      --------      --------      --------          --------
            (2.13)         1.55          1.76         (0.04)             2.58
         --------      --------      --------      --------          --------

            (0.74)        (0.24)        (0.57)        (0.50)               --
               --         (1.84)        (0.66)        (2.28)               --
         --------      --------      --------      --------          --------
            (0.74)        (2.08)        (1.23)        (2.78)               --
         --------      --------      --------      --------          --------
         $  17.50      $  20.37      $  20.90      $  20.37          $  23.19
         ========      ========      ========      ========          ========
           (10.52)%        7.45%         8.18%        (0.60)%           12.52%(3)
         $248,579      $155,558      $291,894      $567,219          $682,952
             0.63%         0.63%         0.63%         0.63%             0.63%(4)
             1.97%         2.34%         2.47%         1.85%             0.68%(4)
               51%           31%           53%           60%               68%
             0.10%         0.08%         0.09%         0.28%             0.30%

INTERNATIONAL GROWTH FUND



                                                                 CLASS III SHARES
                                                              ----------------------
                                                                   PERIOD FROM
                                                                NOVEMBER 30, 2001
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                FEBRUARY 28, 2002
                                                              ----------------------
Net asset value, beginning of period........................         $ 20.00
                                                                     -------
Income from investment operations:
  Net investment income.....................................            0.01(2)
  Net realized and unrealized gain (loss)...................           (0.36)
                                                                     -------
    Total from investment operations........................           (0.35)
                                                                     -------
Net asset value, end of period..............................         $ 19.65
                                                                     =======
Total Return(1).............................................           (1.75)%(3)
Ratios/Supplemental Data:
  Net assets, end of period(000)'s..........................         $84,884
  Net expenses to average daily net assets..................            0.69%(4)
  Net investment income to average daily net assets.........            0.36%(4)
  Portfolio turnover rate...................................              15%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................            0.65%(4)



(1) The total return would have been lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


CURRENCY HEDGED INTERNATIONAL EQUITY FUND*


                                                                                     CLASS III SHARES
                                                                 --------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                                 --------------------------------------------------------
                                                                  2002        2001        2000        1999         1998
                                                                 -------     -------     -------     -------     --------
Net asset value, beginning of period........................     $  9.25     $ 10.04     $  9.28     $ 11.92     $  12.68
                                                                 -------     -------     -------     -------     --------
Income from investment operations:
  Net investment income.....................................        0.46(2,3)    0.23(2)    0.23(2)     0.23(2)      0.27(2)
  Net realized and unrealized gain (loss)...................       (1.00)       1.34        1.26       (0.36)(5)     1.72
                                                                 -------     -------     -------     -------     --------
    Total from investment operations........................       (0.54)       1.57        1.49       (0.13)        1.99
                                                                 -------     -------     -------     -------     --------
Less distributions to shareholders:
  From net investment income................................       (1.53)      (0.21)      (0.42)      (0.29)       (0.27)
  From net realized gains...................................       (0.04)      (2.15)      (0.31)      (2.22)       (2.48)
                                                                 -------     -------     -------     -------     --------
    Total distributions.....................................       (1.57)      (2.36)      (0.73)      (2.51)       (2.75)
                                                                 -------     -------     -------     -------     --------
Net asset value, end of period..............................     $  7.14     $  9.25     $ 10.04     $  9.28     $  11.92
                                                                 =======     =======     =======     =======     ========
Total Return(1).............................................       (5.38)%     16.69%      15.86%      (1.84)%      17.98%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................     $37,581     $49,332     $75,054     $97,450     $207,653
  Net expenses to average daily net assets..................        0.31%(4)    0.69%       0.69%       0.69%        0.69%
  Net investment income to average daily net assets.........        5.33%(3)    2.23%       2.25%       2.07%        2.15%
  Portfolio turnover rate...................................         120%         39%         68%         68%          96%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................        0.79%       0.38%       0.33%       0.42%        0.38%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.

(2) Computed using average shares outstanding throughout the period.

(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying Funds in which the fund invests.


(4) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


* Effective February 1, 2001, the "GMO Currency Hedged International Core Fund" was renamed the "GMO Currency Hedged International Equity Fund."

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FOREIGN FUND


                                                             CLASS II SHARES
                                           ----------------------------------------------------
                                                        YEAR ENDED FEBRUARY 28/29,
                                           ----------------------------------------------------
                                             2002       2001       2000       1999       1998
                                           --------    -------    -------    -------    -------
Net asset value, beginning of period...    $  11.21    $ 13.14    $ 11.79    $ 12.09    $ 10.65
                                           --------    -------    -------    -------    -------
Income from investment operations:
  Net investment income................        0.16(2)    0.20(2)    0.17(2)    0.20(2)    0.18(2)
  Net realized and unrealized gain
    (loss).............................       (1.20)     (0.41)      2.89      (0.14)      1.48
                                           --------    -------    -------    -------    -------
    Total from investment operations...       (1.04)     (0.21)      3.06       0.06       1.66
                                           --------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income...........       (0.11)     (0.29)     (0.21)     (0.25)     (0.22)
  From net realized gains..............       (0.12)     (1.43)     (1.50)     (0.11)     (0.00)(3)
                                           --------    -------    -------    -------    -------
    Total distributions................       (0.23)     (1.72)     (1.71)     (0.36)     (0.22)
                                           --------    -------    -------    -------    -------
Net asset value, end of period.........    $   9.94    $ 11.21    $ 13.14    $ 11.79    $ 12.09
                                           ========    =======    =======    =======    =======
Total Return(1)........................       (9.37)%    (1.84)%    25.63%      0.36%     15.94%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....    $100,127    $61,681    $60,278    $33,780    $53,949
  Net expenses to average daily net
    assets.............................        0.82%      0.82%      0.82%      0.82%      0.82%
  Net investment income to average
    daily net assets...................        1.56%      1.63%      1.28%      1.64%      1.60%
  Portfolio turnover rate..............          22%        38%        35%        27%        19%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets.............................        0.09%      0.09%      0.10%      0.25%      0.25%

                                                                CLASS III SHARES
                                         --------------------------------------------------------------
                                                           YEAR ENDED FEBRUARY 28/29,
                                         --------------------------------------------------------------
                                            2002          2001          2000         1999        1998
                                         ----------    ----------    ----------    --------    --------
Net asset value, beginning of period...  $    11.22    $    13.16    $    11.81    $  12.10    $  10.66
                                         ----------    ----------    ----------    --------    --------
Income from investment operations:
  Net investment income................        0.19(2)       0.21(2)       0.20(2)     0.20(2)     0.21(2)
  Net realized and unrealized gain
    (loss).............................       (1.23)        (0.43)         2.86       (0.12)       1.45
                                         ----------    ----------    ----------    --------    --------
    Total from investment operations...       (1.04)        (0.22)         3.06        0.08        1.66
                                         ----------    ----------    ----------    --------    --------
Less distributions to shareholders:
  From net investment income...........       (0.11)        (0.29)        (0.21)      (0.26)      (0.22)
  From net realized gains..............       (0.12)        (1.43)        (1.50)      (0.11)      (0.00)(3)
                                         ----------    ----------    ----------    --------    --------
    Total distributions................       (0.23)        (1.72)        (1.71)      (0.37)      (0.22)
                                         ----------    ----------    ----------    --------    --------
Net asset value, end of period.........  $     9.95    $    11.22    $    13.16    $  11.81    $  12.10
                                         ==========    ==========    ==========    ========    ========
Total Return(1)........................       (9.33)%       (1.85)%       25.65%       0.48%      15.95%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....  $1,049,456    $1,019,541    $1,022,498    $927,108    $847,427
  Net expenses to average daily net
    assets.............................        0.75%         0.75%         0.75%       0.75%       0.75%
  Net investment income to average
    daily net assets...................        1.88%         1.71%         1.48%       1.60%       1.80%
  Portfolio turnover rate..............          22%           38%           35%         27%         19%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets.............................        0.09%         0.09%         0.10%       0.25%       0.25%



(1)  Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2)  Computed using average shares outstanding throughout the period.
(3)  The distribution from net realized gains was less than $.01 per share.
(4)  Net investment income earned was less than $.01 per share.
(5)  Not annualized.
(6)  Annualized.

                                  CLASS IV SHARES
        --------------------------------------------------------------------
                                                              PERIOD FROM
                                                            JANUARY 9, 1998
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
          2002         2001         2000         1999      FEBRUARY 28, 1998
        --------     --------     --------     --------    -----------------
        $  11.22     $  13.16     $  11.81     $  12.11        $  10.90
        --------     --------     --------     --------        --------
            0.20(2)      0.22(2)      0.21(2)      0.22(2)         0.00(2, 4)
           (1.22)       (0.43)        2.86        (0.15)           1.21
        --------     --------     --------     --------        --------
           (1.02)       (0.21)        3.07         0.07            1.21
        --------     --------     --------     --------        --------
           (0.12)       (0.30)       (0.22)       (0.26)        --
           (0.12)       (1.43)       (1.50)       (0.11)        --
        --------     --------     --------     --------        --------
           (0.24)       (1.73)       (1.72)       (0.37)        --
        --------     --------     --------     --------        --------
        $   9.96     $  11.22     $  13.16     $  11.81        $  12.11
        ========     ========     ========     ========        ========
           (9.19)%      (1.79)%      25.74%        0.53%          11.10%(5)
        $134,357     $144,425     $141,175     $130,760        $219,785
            0.69%        0.69%        0.69%        0.69%           0.69%(6)
            1.97%        1.77%        1.55%        1.81%           0.26%(6)
              22%          38%          35%          27%             19%
            0.09%        0.09%        0.10%        0.25%           0.25%(6)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND*


                                                                   CLASS III SHARES
                                                            ------------------------------
                                                                           PERIOD FROM
                                                                          JUNE 30, 2000
                                                                        (COMMENCEMENT OF
                                                                       OPERATIONS) THROUGH
                                                              2002      FEBRUARY 28, 2001
                                                            --------   -------------------
Net asset value, beginning of period......................  $   9.68         $ 10.00
                                                            --------         -------
Income from investment operations:
  Net investment income...................................      0.15            0.06
  Net realized and unrealized gain (loss)(1)..............      0.00(3)         (0.33)
                                                            --------         -------
    Total from investment operations......................      0.15           (0.27)
                                                            --------         -------
Less distributions to shareholders:
  From net investment income..............................     (0.24)          (0.05)
                                                            --------         -------
    Total distributions...................................     (0.24)          (0.05)
                                                            --------         -------
Net asset value, end of period............................  $   9.59         $  9.68
                                                            ========         =======
Total Return(2)...........................................      1.59%          (2.64)%(5)
Ratios/Supplemental Data:
  Net assets, end of period (000's).......................  $149,566         $61,244
  Net expenses to average daily net assets................      0.86%(4)          0.85%(6)
  Net investment income to average daily net assets.......      1.48%           1.08%(6)
  Portfolio turnover rate.................................        17%             16%
  Fees and expenses reimbursed by the Manager to average
    daily net assets......................................      0.26%        $  0.43%(6)

                                                                         GMO POOL
                                                                 PERFORMANCE INFORMATION**
                                                                        (UNAUDITED)
                                                            -----------------------------------

                                                                  YEAR ENDED JUNE 30,(a)
                                                            -----------------------------------
                                                             2000          1999           1998
                                                            ------        ------         ------
Net asset value, beginning of period......................  $ 8.64        $ 7.96         $ 8.28
                                                            ------        ------         ------
Income from investment operations:
  Net investment income...................................    0.12          0.15           0.10
  Net realized and unrealized gain (loss)(1)..............    1.57          0.73          (0.25)
                                                            ------        ------         ------
    Total from investment operations......................    1.69          0.88          (0.15)
                                                            ------        ------         ------
Less distributions to shareholders:
  From net investment income..............................    0.33          0.20           0.17
                                                            ------        ------         ------
    Total distributions...................................    0.33          0.20           0.17
                                                            ------        ------         ------
Net asset value, end of period............................  $10.00        $ 8.64         $ 7.96
                                                            ======        ======         ======
Total Return(2)...........................................   19.80%(b)     11.52%(b)      (1.74)%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000's).......................     N/A           N/A            N/A
  Net expenses to average daily net assets................     N/A           N/A            N/A
  Net investment income to average daily net assets.......     N/A           N/A            N/A
  Portfolio turnover rate.................................     N/A           N/A            N/A
  Fees and expenses reimbursed by the Manager to average
    daily net assets......................................     N/A           N/A            N/A



(1)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchase and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(2)  The total return would have been lower had certain expenses not been reimbursed during the period shown.
(3)  Net realized and unrealized loss was less than $0.01 per share.
(4)  Includes transfer taxes not reimbursed by the Manager, which approximate .01% of average daily net assets.
(5)  Not annualized.
(6)  Annualized.
  *  The Fund commenced operations on June 30, 2000 subsequent to a transaction involving the reorganization of a discrete,
     GMO-managed pool of the International Small Cap Fund of the Common Fund for Nonprofit Organizations (the "GMO Pool") as the
     Fund.
 **  All information relating to the time periods prior to June 30, 2000 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future results. Total return figures for the GMO Pool have been restated to reflect the estimated operating expenses of the Fund, which are higher than the operating expenses for the GMO Pool. The per unit information for the GMO Pool has been restated to conform to the Fund's initial net asset value of $10.00 per share. The GMO Pool was not registered as an investment company and therefore was not subject to certain investment restrictions imposed by the Investment Company Act of 1940. Had the GMO Pool been subject to these restrictions, its performance may have been adversely affected.
(a)  The fiscal year end of the GMO Pool was June 30.
(b)  The total return figures and other information shown above have been restated to reflect the Fund's higher expense ratio.


INTERNATIONAL SMALL COMPANIES FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2002        2001        2000        1999        1998
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period........................  $  11.68    $  11.54    $  11.02    $  12.22    $  13.46
                                                              --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income.....................................      0.22        0.23        0.25        0.55        0.27
  Net realized and unrealized gain (loss)...................     (1.11)       1.02        0.83       (1.15)       0.42
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................     (0.89)       1.25        1.08       (0.60)       0.69
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.35)      (0.25)      (0.15)      (0.21)      (0.26)
  From net realized gains...................................     (0.00)(3)    (0.86)     (0.41)      (0.39)      (1.67)
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................     (0.35)      (1.11)      (0.56)      (0.60)      (1.93)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  10.44    $  11.68    $  11.54    $  11.02    $  12.22
                                                              ========    ========    ========    ========    ========
Total Return(1).............................................     (7.57)%     11.09%       9.62%      (5.06)%      6.92%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $253,612    $187,093    $173,362    $158,142    $234,155
  Net expenses to average daily net assets..................      0.75%       0.75%       0.75%       0.75%       0.75%
  Net investment income to average daily net assets.........      2.02%       2.05%       2.19%       1.67%       1.93%
  Portfolio turnover rate...................................        34%         60%         55%          8%         79%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.22%       0.22%       0.24%       0.81%   $   0.86%
  Purchase and redemption fees consisted of the following
    per share amounts:(2)...................................  $   0.05    $   0.04          --          --          --



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.


(2) Effective March 1, 2000, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) The distribution from net realized gains was less than $.01 per share.

                              FINANCIAL HIGHLIGHTS

                (For a Share outstanding throughout each period)

EMERGING MARKETS FUND

                                                CLASS III SHARES
                         ---------------------------------------------------------------

                                           YEAR ENDED FEBRUARY 28/29,
                         ---------------------------------------------------------------
                           2002       2001          2000          1999           1998
                         --------   --------      --------      --------      ----------
Net asset value,
  beginning of
  period...............  $   9.04   $  11.16      $   6.31      $   9.56      $    12.49
                         --------   --------      --------      --------      ----------
Income (loss) from
  investment
  operations:
  Net investment
    income.............      0.18(3)     0.17(3)      0.13(3)       0.25            0.16(3)
  Net realized and
    unrealized gain
    (loss).............      0.80      (2.27)         4.77         (3.19)          (1.76)
                         --------   --------      --------      --------      ----------
    Total from
      investment
      operations.......      0.98      (2.10)         4.90         (2.94)          (1.60)
                         --------   --------      --------      --------      ----------
Less distributions to
  shareholders from:
  Net investment
    income.............     (0.18)     (0.02)        (0.05)        (0.19)          (0.25)
  Net realized gains...     --         --            --            (0.12)          (1.08)
                         --------   --------      --------      --------      ----------
    Total
      distributions....     (0.18)     (0.02)        (0.05)        (0.31)          (1.33)
                         --------   --------      --------      --------      ----------
Net asset value, end of
  period...............  $   9.84   $   9.04      $  11.16      $   6.31      $     9.56
                         ========   ========      ========      ========      ==========
Total Return(1)........     11.15%    (18.79)%       77.43%       (30.96)%        (12.94)%
Ratios/Supplemental
  Data:
  Net assets, end of
    period (000's).....  $826,960   $560,205      $727,197      $524,741      $  913,615
  Net expenses to
    average daily net
    assets.............      1.19%(4)     1.23%       1.18%         1.16%           1.24%(4)
  Net investment income
    to average daily
    net assets.........      2.32%      1.69%         1.41%         2.75%           1.30%
  Portfolio turnover
    rate...............        74%        90%           73%           76%             88%
  Fees and expenses
    reimbursed by the
    Manager to average
    daily net assets...      0.02%      0.02%         0.03%         0.21%           0.21%
  Purchase and
    redemption fees
    consisted of the
    following per share
    amounts:(2)........  $   0.05   $   0.03      $  --         $  --         $   --

                                                       CLASS IV SHARES
                         ---------------------------------------------------------------------------
                                                                                      PERIOD FROM
                                                                                    JANUARY 9, 1998
                                      YEAR ENDED FEBRUARY 28/29,                   (COMMENCEMENT OF
                         ----------------------------------------------------       OPERATIONS) TO
                            2002           2001          2000          1999        FEBRUARY 28, 1998
                         ----------      --------      --------      --------      -----------------
Net asset value,
  beginning of
  period...............  $     9.03      $  11.16      $   6.31      $   9.56          $   8.62
                         ----------      --------      --------      --------          --------
Income (loss) from
  investment
  operations:
  Net investment
    income.............        0.17(3)       0.17(3)       0.13(3)       0.28              0.01(3)
  Net realized and
    unrealized gain
    (loss).............        0.82         (2.28)         4.77         (3.21)             0.93
                         ----------      --------      --------      --------          --------
    Total from
      investment
      operations.......        0.99         (2.11)         4.90         (2.93)             0.94
                         ----------      --------      --------      --------          --------
Less distributions to
  shareholders from:
  Net investment
    income.............       (0.19)        (0.02)        (0.05)        (0.20)          --
  Net realized gains...      --             --            --            (0.12)          --
                         ----------      --------      --------      --------          --------
    Total
      distributions....       (0.19)        (0.02)        (0.05)        (0.32)          --
                         ----------      --------      --------      --------          --------
Net asset value, end of
  period...............  $     9.83      $   9.03      $  11.16      $   6.31          $   9.56
                         ==========      ========      ========      ========          ========
Total Return(1)........       11.22%       (18.82)%       77.76%       (31.01)%           10.90%(5)
Ratios/Supplemental
  Data:
  Net assets, end of
    period (000's).....  $  735,455      $467,619      $480,208      $261,187          $672,020
  Net expenses to
    average daily net
    assets.............        1.14%(4)      1.18%         1.13%         1.12%             1.22%(4,6)
  Net investment income
    to average daily
    net assets.........        2.27%         1.73%         1.45%         2.87%             0.65%(6)
  Portfolio turnover
    rate...............          74%           90%           73%           76%               88%
  Fees and expenses
    reimbursed by the
    Manager to average
    daily net assets...        0.02%         0.02%         0.03%         0.21%             0.21%(6)
  Purchase and
    redemption fees
    consisted of the
    following per share
    amounts:(2)........  $     0.03      $   0.03      $  --         $  --             $--



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.


(2) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.

(3) Computed using average shares outstanding throughout the period.

(4) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate .04% (Class IV) and .035% (Class III) of average daily net assets.


(5) Not annualized.

(6) Annualized.

                              FINANCIAL HIGHLIGHTS

                (For a Share outstanding throughout each period)

EMERGING COUNTRIES FUND*


                                                                  CLASS III SHARES
                                                    --------------------------------------------
                                                             YEAR ENDED FEBRUARY 28/29,              PERIOD FROM AUGUST 29, 1997
                                                    --------------------------------------------     (COMMENCEMENT OF OPERATIONS)
                                                     2002        2001        2000         1999           TO FEBRUARY 28, 1998
                                                    -------     -------     -------      -------     ----------------------------
Net asset value, beginning of period..............  $  8.81     $ 11.41     $  5.74      $  8.61               $ 10.00
                                                    -------     -------     -------      -------               -------
Income from investment operations:
  Net investment income...........................     0.14        0.08        0.05         0.23                  0.03(3)
  Net realized and unrealized gain (loss).........     0.77       (2.48)       5.63        (2.94)                (1.42)
                                                    -------     -------     -------      -------               -------
    Total from investment operations..............     0.91       (2.40)       5.68        (2.71)                (1.39)
                                                    -------     -------     -------      -------               -------
Less distributions to shareholders:
  From net investment income......................    (0.07)         --          --        (0.16)                   --
  From net realized gains.........................    --          (0.20)      (0.01)          --
                                                    -------     -------     -------      -------               -------
    Total distributions...........................    (0.07)      (0.20)      (0.01)       (0.16)                   --
                                                    -------     -------     -------      -------               -------
Net asset value, end of period....................  $  9.65     $  8.81     $ 11.41      $  5.74               $  8.61
                                                    =======     =======     =======      =======               =======
Total Return(1)...................................    10.49%     (21.27)%     98.96%      (31.60)%              (13.90)%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...............  $72,405     $52,239     $65,191      $31,718               $39,698
  Net expenses to average daily net assets........     1.40%       1.40%       1.28%        1.27%                 1.65%(5,6)
  Net investment income to average daily net
    assets........................................     2.12%       0.91%       0.54%        3.65%                 0.78%(5)
  Portfolio turnover rate.........................      109%         98%        157%         158%                   56%
  Fees and expenses reimbursed by the Manager to
    average daily net assets......................     0.17%       0.15%    $  0.17%        0.34%                 0.66%(5)
  Purchase and redemption fees consisted of the
    following per share amounts:(2)...............  $  0.04     $  0.02          --           --                    --



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.


(2) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.

(3) Computed using average shares outstanding throughout the period.
(4) Not annualized.
(5) Annualized.

(6) Includes stamp duties and transfer taxes which approximate .16% of average daily net assets.

* Effective April 1, 2002, the "GMO Evolving Countries Fund" was renamed the "GMO Emerging Countries Fund."

ASIA FUND


                                                           CLASS III SHARES
                                           -------------------------------------------------
                                                      YEAR ENDED FEBRUARY 28/29,                    PERIOD FROM FEBRUARY 18, 1998
                                           -------------------------------------------------        (COMMENCEMENT OF OPERATIONS)
                                             2002          2001          2000         1999              TO FEBRUARY 28, 1998
                                           --------      --------      --------      -------        -----------------------------
Net asset value, beginning of
  period.............................      $   7.87      $  12.35      $   7.67      $ 10.44                   $ 10.00
                                           --------      --------      --------      -------                   -------
Income (loss) from investment
  operations:
  Net investment income..............          0.07          0.09          0.03         0.08(4)                   0.01(4)
  Net realized and unrealized gain
    (loss)...........................          0.26         (3.32)         5.01        (2.69)                     0.43
                                           --------      --------      --------      -------                   -------
    Total from investment
      operations.....................          0.33         (3.23)         5.04        (2.61)                     0.44
                                           --------      --------      --------      -------                   -------
Less distributions to shareholders
  from:
  Net investment income..............         (0.11)        (0.01)        (0.02)       (0.16)                       --
  Net realized gains.................            --         (1.24)        (0.34)          --                        --
                                           --------      --------      --------      -------                   -------
    Total Distributions..............         (0.11)        (1.25)        (0.36)       (0.16)                       --
                                           --------      --------      --------      -------                   -------
Net asset value, end of period.......      $   8.09      $   7.87      $  12.35      $  7.67                   $ 10.44
                                           ========      ========      ========      =======                   =======
Total Return(1)......................          4.41%       (27.45)%       65.57%      (25.03)%                    4.40%(5)
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)..........................      $117,878      $113,927      $119,218      $77,404                   $40,161
  Net expenses to average daily net
    assets...........................          1.28%         1.30%         1.25%        1.26%                     2.52%(6)
  Net investment income to average
    daily net assets.................          1.01%         1.22%         0.22%        1.04%                     2.86%(6)
  Portfolio turnover rate............            68%           84%          121%          61%                        1%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets...........................          0.09%         0.07%         0.07%        0.30%                     4.22%(6)
  Purchase and redemption fees
    consist of the following per
    share amounts:(2)................      $   0.00(3)   $   0.03            --           --                        --



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown. Calculation excludes subscription and redemption fees.


(2) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Purchase and redemption fees were less than $0.01 per share.


(4) Computed using average shares outstanding throughout the period.

(5) Not annualized.
(6) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND


                                                                 CLASS III SHARES
                                                     ----------------------------------------
                                                            YEAR ENDED FEBRUARY 28/29,                PERIOD FROM JULY 29, 1998
                                                     ----------------------------------------        (COMMENCEMENT OF OPERATIONS)
                                                       2002            2001            2000           THROUGH FEBRUARY 28, 1999
                                                     --------        --------        --------        ----------------------------
Net asset value, beginning of period...........      $  10.79        $  10.43        $   9.71                  $ 10.00
                                                     --------        --------        --------                  -------
Income from investment operations:
  Net investment income........................          0.25(2)         0.23(2)         0.15(2)                  0.04
  Net realized and unrealized gain (loss)......         (1.03)           0.29            0.70                    (0.28)
                                                     --------        --------        --------                  -------
    Total from investment operations...........          0.78            0.52            0.85                    (0.24)
                                                     --------        --------        --------                  -------
Less distributions to shareholders:
  From net investment income...................         (0.31)          (0.16)          (0.13)                   (0.05)
                                                     --------        --------        --------                  -------
    Total distributions........................         (0.31)          (0.16)          (0.13)                   (0.05)
                                                     --------        --------        --------                  -------
Net asset value, end of period.................      $   9.70        $  10.79        $  10.43                  $  9.71
                                                     ========        ========        ========                  =======
Total Return(1)................................         (7.16)%          5.03%           8.65%                   (2.44)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's)............      $ 75,287        $ 75,538        $112,623                  $18,529
  Net expenses to average daily net assets.....          0.69%           0.69%           0.69%                    0.69%(4)
  Net investment income to average daily net
    assets.....................................          2.49%           2.11%           1.36%                    0.87%(4)
  Portfolio turnover rate......................            50%             56%              5%                      20%
  Fees and expenses reimbursed by the Manager
    to average daily net assets................          0.41%           0.34%           0.34%                    2.34%(4)



(1) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FIXED INCOME FUNDS
-----------------------------


DOMESTIC BOND FUND

                                                                                       CLASS III SHARES
                                                              ------------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------------
                                                                2002      2001(5)            2000             1999        1998
                                                              --------    --------         --------         --------    --------
Net asset value, beginning of period........................  $   9.98    $   9.23         $   9.65         $  10.26    $  10.18
                                                              --------    --------         --------         --------    --------
Income from investment operations:
  Net investment income(1)..................................      0.43(4)     0.61(4)          0.60             0.68        0.67
  Net realized and unrealized gain (loss)...................      0.20        0.72            (0.42)           (0.15)       0.38
                                                              --------    --------         --------         --------    --------
    Total from investment operations........................      0.63        1.33             0.18             0.53        1.05
                                                              --------    --------         --------         --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.50)      (0.58)           (0.58)           (0.68)      (0.70)
  From net realized gains...................................     (0.43)         --            (0.02)           (0.46)      (0.27)
                                                              --------    --------         --------         --------    --------
    Total distributions.....................................     (0.93)      (0.58)           (0.60)           (1.14)      (0.97)
                                                              --------    --------         --------         --------    --------
Net asset value, end of period..............................  $   9.68    $   9.98         $   9.23         $   9.65    $  10.26
                                                              ========    ========         ========         ========    ========
Total Return(2).............................................      6.62%      14.91%            2.03%            5.03%      10.71%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $155,000    $170,534         $164,457         $175,071    $431,410
  Net operating expenses to average daily net assets........      0.25%       0.25%            0.25%            0.25%       0.25%
  Interest expense to average daily net assets..............        --        0.07%            0.19%            0.02%         --
  Total net expenses to average daily net assets(3).........      0.25%       0.32%(6)         0.44%(6)         0.27%(6)     0.25%
  Net investment income to average daily net assets(1)......      4.35%       6.41%            5.85%            6.21%       6.14%
  Portfolio turnover rate...................................        19%         65%              20%              17%         59%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.05%       0.05%            0.05%            0.19%       0.18%



(1) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investments in GMO Alpha LIBOR Fund.

(4) Computed using average shares outstanding throughout the period.

(5) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was an increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


CORE PLUS BOND FUND*


                                                                CLASS III SHARES
                                               --------------------------------------------------
                                                           YEAR ENDED FEBRUARY 28/29,                 PERIOD FROM APRIL 30, 1997
                                               --------------------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                 2002        2001(6)         2000          1999          TO FEBRUARY 28, 1998
                                               --------      --------      --------      --------    ----------------------------
Net asset value, beginning of period.......    $  10.17      $   9.64      $  10.23      $  10.60              $  10.00
                                               --------      --------      --------      --------              --------
Income from investment operations:
  Net investment income(1).................        0.77(3)       0.62(3)       0.62(3)       0.64(3)               0.55(3)
  Net realized and unrealized gain
    (loss).................................        0.07          0.73         (0.40)        (0.58)                 0.66
                                               --------      --------      --------      --------              --------
    Total from investment operations.......        0.84          1.35          0.22          0.06                  1.21
                                               --------      --------      --------      --------              --------
Less distributions to shareholders:
  From net investment income...............       (0.62)        (0.82)        (0.70)        (0.12)                (0.27)
  From net realized gains..................          --(4)         --         (0.11)        (0.31)                (0.34)
                                               --------      --------      --------      --------              --------
    Total distributions....................       (0.62)        (0.82)        (0.81)        (0.43)                (0.61)
                                               --------      --------      --------      --------              --------
Net asset value, end of period.............    $  10.39      $  10.17      $   9.64      $  10.23              $  10.60
                                               ========      ========      ========      ========              ========
Total Return(2)............................        8.53%        14.52%         2.26%         0.44%                12.16%(8)
Ratios/Supplemental Data:
  Net assets, end of period (000's)........    $340,039      $156,412      $120,276      $143,703              $228,386
  Net operating expenses to average daily
    net assets.............................        0.38%(5)      0.39%(5)      0.40%         0.40%                 0.40%(9)
  Interest expense to average daily net
    assets.................................          --            --          0.01%(7)        --                    --
  Total net expenses to average daily net
    assets.................................        0.38%         0.39%         0.41%           --                    --
  Net investment income to average daily
    net assets(1)..........................        7.39%         6.34%         6.19%         5.97%                 6.05%(9)
  Portfolio turnover rate..................         113%          181%           40%          113%                   58%
  Fees and expenses reimbursed by the
    Manager to average daily net assets....        0.09%         0.12%         0.10%         0.25%                 0.30%(9)



(1) Net investment income for the years ended February 28, 2001 and 2002 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Less than $0.01 per share.


(5) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(6) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


(8) Not annualized.


(9) Annualized.


* Effective June 30, 2001, the "GMO U.S. Bond/Global Alpha A Fund" was renamed the "GMO Core Plus Bond Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2002        2001(5)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $   9.44      $   9.19      $  10.06      $  10.45      $  10.78
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................      0.45(3)       0.63(3)       0.70          0.71          0.59
  Net realized and unrealized gain (loss)...................     (0.81)        (0.34)        (0.99)        (0.42)         0.08
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................     (0.36)         0.29         (0.29)         0.29          0.67
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.03)           --         (0.39)        (0.45)        (0.54)
  From net realized gains...................................        --         (0.04)        (0.19)        (0.23)        (0.46)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (0.03)        (0.04)        (0.58)        (0.68)        (1.00)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.05      $   9.44      $   9.19      $  10.06      $  10.45
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................     (3.80)%        3.20%        (2.98)%        2.48%         6.32%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $135,048      $212,591      $145,373      $181,829      $293,022
  Net operating expenses to average daily net assets........      0.38%(4)      0.39%(4)      0.40%         0.40%         0.40%
  Interest expense to average daily net assets..............        --            --          0.03%(6)        --            --
  Total net expenses to average daily net assets............      0.38%         0.39%         0.43%         0.40%         0.40%
  Net investment income to average daily net assets(1)......      4.85%         6.82%         6.51%         6.45%         6.24%
  Portfolio turnover rate...................................        36%          114%           39%          106%          105%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.11%         0.04%         0.98%         0.24%         0.25%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


CURRENCY HEDGED INTERNATIONAL BOND FUND


                                                                                     CLASS III SHARES
                                                              --------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------------
                                                               2002        2001(5)        2000          1999          1998
                                                              -------      -------      --------      --------      --------
Net asset value, beginning of period........................  $  9.72      $  9.70      $  10.47      $  10.66      $  12.16
                                                              -------      -------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................     0.50(3)      0.59(3)       0.65(3)       0.74          0.88
  Net realized and unrealized gain (loss)...................    (0.13)        0.71         (0.17)        (0.39)         0.73
                                                              -------      -------      --------      --------      --------
    Total from investment operations........................     0.37         1.30          0.48          0.35          1.61
                                                              -------      -------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................    (1.05)       (1.18)        (1.11)        (0.16)        (0.88)
  From net realized gains...................................       --        (0.10)        (0.14)        (0.38)        (2.23)
                                                              -------      -------      --------      --------      --------
    Total distributions.....................................    (1.05)       (1.28)        (1.25)        (0.54)        (3.11)
                                                              -------      -------      --------      --------      --------
Net asset value, end of period..............................  $  9.04      $  9.72      $   9.70      $  10.47      $  10.66
                                                              =======      =======      ========      ========      ========
Total Return(2).............................................     4.21%       14.06%         4.95%         3.20%        14.44%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $17,932      $18,102      $283,340      $323,711      $320,905
  Net expenses to average daily net assets..................     0.38%(4)     0.40%(4)      0.40%         0.40%         0.40%
  Net investment income to average daily net assets(1)......     5.45%        5.96%         6.51%         6.30%         6.50%
  Portfolio turnover rate...................................       44%         120%           65%          116%          135%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.54%        0.07%         0.08%         0.33%         0.35%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28,
                                                              ----------------------------------------------------------------
                                                                2002        2001(5)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  10.04      $   9.41      $   9.87      $  10.15      $  10.16
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................      0.53(3)       0.51(3)       0.51          0.55          0.65(3)
  Net realized and unrealized gain (loss)...................     (0.66)         0.12         (0.71)        (0.25)         0.36
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................     (0.13)         0.63         (0.20)         0.30          1.01
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.39)           --         (0.26)        (0.46)        (0.56)
  From net realized gains...................................     (0.19)           --            --         (0.12)        (0.46)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (0.58)           --         (0.26)        (0.58)        (1.02)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.33      $  10.04      $   9.41      $   9.87      $  10.15
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................     (1.34)%        6.70%        (2.07)%        2.69%        10.19%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $273,074      $291,112      $182,730      $163,210      $105,052
  Net operating expenses to average daily net assets........      0.32%(4)      0.33%(4)      0.34%         0.34%         0.34%
  Interest expense to average daily net assets..............        --            --          0.16%(6)        --            --
  Total net expenses to average daily net assets............      0.32%         0.33%         0.50%         0.34%         0.34%
  Net investment income to average daily net assets(1)......      5.36%         5.34%         5.09%         5.86%         6.21%
  Portfolio turnover rate...................................        28%           35%          116%           75%          103%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.08%         0.08%         0.08%         0.28%         0.37%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3)Computed using average shares outstanding throughout the period.


(4)Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5)Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.

(6) Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

                                                 CLASS III SHARES
                            -----------------------------------------------------------

                                            YEAR ENDED FEBRUARY 28/29,
                            -----------------------------------------------------------
                              2002     2001(7)      2000       1999              1998
                            --------   --------   --------   --------          --------
Net asset value,
  beginning of period....   $   8.96   $   8.74   $   6.89   $  11.64          $  14.09
                            --------   --------   --------   --------          --------
Income from investment
  operations:
    Net investment
      income.............       1.01(4)     1.13(4)     0.84(4)     0.92(4)        1.13(4)
    Net realized and
      unrealized gain
      (loss).............       0.52       0.41       2.20      (4.41)             1.51
                            --------   --------   --------   --------          --------
        Total from
          investment
          operations.....       1.53       1.54       3.04      (3.49)             2.64
                            --------   --------   --------   --------          --------
Less distributions to
  shareholders:
    From net investment
      income.............      (1.19)     (1.32)     (1.07)     (0.23)            (0.84)
    From net realized
      gains..............         --         --      (0.12)     (1.03)            (4.25)
                            --------   --------   --------   --------          --------
        Total
          distributions..      (1.19)     (1.32)     (1.19)     (1.26)            (5.09)
                            --------   --------   --------   --------          --------
Net asset value, end of
  period.................   $   9.30   $   8.96   $   8.74   $   6.89          $  11.64
                            ========   ========   ========   ========          ========
Total Return(1)..........      18.53%     18.78%     46.81%    (32.94)%           22.27%
Ratios/Supplemental Data:
    Net assets, end of
      period (000's).....   $570,459   $430,003   $378,593   $450,336          $460,387
    Net operating
      expenses to average
      daily net
      assets(2)..........       0.57%      0.56%      0.56%      0.56%             0.53%
    Interest expense to
      average daily net
      assets.............       0.14%(5)       --       --         --                --
    Total net expenses to
      average daily net
      assets.............       0.71%      0.56%      0.56%      0.56%             0.53%
    Net investment income
      to average daily
      net assets.........      11.17%     12.57%     10.82%     10.99%             8.62%
    Portfolio turnover
      rate...............        130%       139%       123%       272%              255%
    Fees and expenses
      reimbursed by the
      Manager to average
      daily net assets...       0.02%      0.03%      0.03%      0.18%             0.19%
    Purchase and
      redemption fees
      consisted of the
      following per share
      amounts:(3)........         --(6) $   0.01       N/A        N/A               N/A

                                                         CLASS IV SHARES
                           ---------------------------------------------------------------------------
                                                                                        PERIOD FROM
                                                                                      JANUARY 9, 1998
                                      YEAR ENDED FEBRUARY 28/29,                     (COMMENCEMENT OF
                           ------------------------------------------------           OPERATIONS) TO
                             2002            2001(9)      2000       1999            FEBRUARY 28, 1998
                           --------          --------   --------   --------          -----------------
Net asset value,
  beginning of period....  $   8.95          $   8.74   $   6.90   $  11.63              $  10.99
                           --------          --------   --------   --------              --------
Income from investment
  operations:
    Net investment
      income.............      1.01(4)           1.14(4)     0.84(4)     0.91(4)             0.10(4)
    Net realized and
      unrealized gain
      (loss).............      0.52              0.40       2.20      (4.37)                 0.54
                           --------          --------   --------   --------              --------
        Total from
          investment
          operations.....      1.53              1.54       3.04      (3.46)                 0.64
                           --------          --------   --------   --------              --------
Less distributions to
  shareholders:
    From net investment
      income.............     (1.19)            (1.33)     (1.08)     (0.24)                   --
    From net realized
      gains..............        --                --      (0.12)     (1.03)                   --
                           --------          --------   --------   --------              --------
        Total
          distributions..     (1.19)            (1.33)     (1.20)     (1.27)                 0.00
                           --------          --------   --------   --------              --------
Net asset value, end of
  period.................  $   9.29          $   8.95   $   8.74   $   6.90              $  11.63
                           ========          ========   ========   ========              ========
Total Return(1)..........     18.60%            18.71%     47.00%    (32.82)%                5.82%
Ratios/Supplemental Data:
    Net assets, end of
      period (000's).....  $489,615          $579,912   $545,869   $323,285              $310,580
    Net operating
      expenses to average
      daily net
      assets(2)..........      0.52%             0.51%      0.51%      0.51%                 0.50%(8)
    Interest expense to
      average daily net
      assets.............      0.14%(5)            --         --         --                    --
    Total net expenses to
      average daily net
      assets.............      0.66%             0.51%      0.51%      0.51%                 0.50%(8)
    Net investment income
      to average daily
      net assets.........     11.22%            12.62%     10.87%     10.87%                 7.17%(8)
    Portfolio turnover
      rate...............       130%              139%       123%       272%                  255%
    Fees and expenses
      reimbursed by the
      Manager to average
      daily net assets...      0.02%             0.03%      0.03%      0.18%                 0.19%(8)
    Purchase and
      redemption fees
      consisted of the
      following per share
      amounts:(3)........        --(6)       $   0.01        N/A        N/A                   N/A



(1) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.


(2) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund.


(3) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(4) Computed using average shares outstanding throughout the period.


(5) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


(6) Purchase and redemption fees were less than $0.01 per share.


(7) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share and data and ratios/supplemental data for periods prior to March 1, 2000 were not restated to reflect this change.


(8) Annualized.


(9) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 were not restated to reflect this change.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


EMERGING COUNTRY DEBT SHARE FUND



                                                                                     CLASS III SHARES
                                                              --------------------------------------------------------------
                                                                        YEAR ENDED
                                                                     FEBRUARY 28/29,             PERIOD FROM JULY 20, 1998
                                                              ------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                               2002        2001       2000       THROUGH FEBRUARY 28, 1999
                                                              -------    --------    -------    ----------------------------
Net asset value, beginning of period........................  $  8.90    $   8.70    $  6.84              $ 10.00
                                                              -------    --------    -------              -------
Income from investment operations:
  Net investment income(1)..................................     1.03(4)     1.33(4)    1.10                 0.03
  Net realized and unrealized gain (loss)...................     0.51        0.23       1.97                (3.16)
                                                              -------    --------    -------              -------
        Total from investment operations....................     1.54        1.56       3.07                (3.13)
                                                              -------    --------    -------              -------
Less distributions to shareholders:
  From net investment income................................    (1.19)      (1.36)     (1.20)               (0.03)
  From net realized gains...................................       --          --      (0.01)                  --
                                                              -------    --------    -------              -------
        Total distributions.................................    (1.19)      (1.36)     (1.21)               (0.03)
                                                              -------    --------    -------              -------
Net asset value, end of period..............................  $  9.25    $   8.90    $  8.70              $  6.84
                                                              =======    ========    =======              =======
Total Return(2).............................................    18.47%      18.71%     46.71%              (31.32)%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $89,952    $102,481    $86,280              $41,216
  Net expenses to average daily net assets(3)...............     0.00%(5)     0.00%     0.00%                0.00%(7)
  Net investment income to average daily net assets(1)......    11.43%      14.39%     14.22%                0.64%(7)
  Portfolio turnover rate...................................       14%          0%         0%                   0%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.06%       0.03%      0.04%                0.09%(7)



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying fund.


(4) Computed using average shares outstanding throughout the period.


(5) The ratio of expenses to average daily net assets was less than 0.01%.


(6) Not annualized.


(7) Annualized.


SHORT-TERM INCOME FUND


                                                                                       CLASS III SHARES
                                                                  -----------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                                  -----------------------------------------------------------
                                                                   2002         2001         2000         1999         1998
                                                                  -------      -------      -------      -------      -------
Net asset value, beginning of period........................      $  9.92      $  9.62      $  9.63      $  9.81      $  9.78
                                                                  -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income(1)................................         0.30(4)      0.42(4)      0.46(4)      0.57         0.55
    Net realized and unrealized gain (loss).................         0.06         0.33         0.05        (0.16)        0.03
                                                                  -------      -------      -------      -------      -------
        Total from investment operations....................         0.36         0.75         0.51         0.41         0.58
                                                                  -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................        (0.39)       (0.44)       (0.52)       (0.59)       (0.55)
    From net realized gains.................................        (0.28)       (0.01)          --           --           --
                                                                  -------      -------      -------      -------      -------
        Total distributions.................................        (0.66)       (0.45)       (0.52)       (0.59)       (0.55)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period..............................      $  9.62      $  9.92      $  9.62      $  9.63      $  9.81
                                                                  =======      =======      =======      =======      =======
Total Return(2).............................................         3.73%        7.91%        5.42%        4.29%        6.10%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................      $48,347      $40,505      $43,491      $53,387      $37,377
    Net expenses to average daily net assets(3).............         0.20%        0.20%        0.20%        0.20%        0.20%
    Net investment income to average daily net assets(1)....         3.04%        4.30%        4.82%        5.50%        5.73%
    Portfolio turnover rate.................................           91%          50%         178%          76%          50%
    Fees and expenses reimbursed by the Manager to average
      daily assets..........................................         0.12%        0.09%        0.08%        0.32%        0.28%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund.


(4) Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS

                (For a Share outstanding throughout each period)

GLOBAL HEDGED EQUITY FUND


                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
                                                              -------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  8.73      $   7.72      $   7.59      $   8.72      $  10.69
                                                              -------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income(1)..................................     0.17(4)       0.15          0.16          0.17(4)       0.35
  Net realized and unrealized gain (loss)...................     0.96          1.68          0.20         (0.88)        (0.52)
                                                              -------      --------      --------      --------      --------
    Total from investment operations........................     1.13          1.83          0.36         (0.71)        (0.17)
                                                              -------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................    (0.63)        (0.82)        (0.23)        (0.42)        (0.35)
  From net realized gains...................................       --            --            --            --         (1.45)
                                                              -------      --------      --------      --------      --------
    Total distributions.....................................    (0.63)        (0.82)        (0.23)        (0.42)        (1.80)
                                                              -------      --------      --------      --------      --------
Net asset value, end of period..............................  $  9.23      $   8.73      $   7.72      $   7.59      $   8.72
                                                              =======      ========      ========      ========      ========
Total Return(2).............................................    13.32%        24.84%         4.74%        (8.13)%       (1.63)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $16,628      $ 56,499      $ 46,718      $ 50,671      $170,706
  Net expenses to average daily net assets(3)...............     0.37%         0.25%         0.21%         0.17%         0.58%
  Net investment income to average daily net assets(1)......     1.88%         1.80%         1.89%         1.99%         2.93%
  Portfolio turnover rate...................................       22%           15%           13%           21%          277%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.78%         0.64%         0.54%         0.61%         0.37%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


INFLATION INDEXED BOND FUND


                                                                                    CLASS III SHARES
                                                        -------------------------------------------------------------------------
                                                               YEAR ENDED FEBRUARY 28/29,             PERIOD FROM MARCH 31, 1997
                                                        -----------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                          2002      2001(4)     2000       1999          TO FEBRUARY 28, 1998
                                                        --------    -------    -------    -------    ----------------------------
Net asset value, beginning of period..................  $  10.64    $  9.72    $  9.88    $ 10.04              $ 10.00
                                                        --------    -------    -------    -------              -------
Income from investment operations:
  Net investment income...............................      0.30       0.71(5)    0.65(5)    0.61                 0.42(5)
  Net realized and unrealized gain (loss).............      0.29       0.90      (0.30)     (0.18)               (0.04)
                                                        --------    -------    -------    -------              -------
        Total from investment operations..............      0.59       1.61       0.35       0.43                 0.38
                                                        --------    -------    -------    -------              -------
Less distributions to shareholders:
  From net investment income..........................     (0.37)     (0.69)     (0.51)     (0.59)               (0.32)
  From net realized gains.............................     (0.05)        --         --         --                   --(6)
  From tax return of capital..........................        --         --         --         --                (0.02)
                                                        --------    -------    -------    -------              -------
        Total distributions...........................     (0.42)     (0.69)     (0.51)     (0.59)               (0.34)
                                                        --------    -------    -------    -------              -------
Net asset value, end of period........................  $  10.81    $ 10.64    $  9.72    $  9.88              $ 10.04
                                                        ========    =======    =======    =======              =======
Total Return(1).......................................      5.66%     16.86%      3.57%      4.28%                3.77%(7)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................  $149,274    $65,887    $51,951    $25,147              $25,660
  Net operating expenses to average daily net
    assets............................................      0.25%      0.25%      0.25%      0.25%                0.25%(8)
  Interest expense to average daily net assets........      0.17%(3)    0.37%(3)    0.45%(3)      --                --
  Total net expenses to average daily net assets(2)...      0.42%      0.62%      0.70%      0.25%                0.25%(8)
  Net investment income to average daily net assets...      4.15%      6.87%      6.49%      4.93%                4.48%(8)
  Portfolio turnover rate.............................        40%        32%       112%        94%                   9%
  Fees and expenses reimbursed by the Manager to
    average daily net assets..........................      0.09%      0.11%      0.13%      0.30%                0.39%(8)



(1) The total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2)Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund.


(3)Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


(4)Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(5) Computed using average shares outstanding throughout the period.


(6) The per share distribution from net realized gains was $0.002.


(7)Not annualized.

(8)Annualized.

                              FINANCIAL HIGHLIGHTS

                (For a Share outstanding throughout each period)

ASSET ALLOCATION FUNDS

INTERNATIONAL EQUITY ALLOCATION FUND


                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................  $  9.67    $  9.87    $  8.28    $ 10.18    $ 10.41
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................     0.25(4)    0.16(4)    0.22(4)    0.19(4)    0.33(4)
  Net realized and unrealized gain (loss)...................    (0.66)     (0.06)      1.73      (1.01)      0.31
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................    (0.41)      0.10       1.95      (0.82)      0.64
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................    (0.24)     (0.30)     (0.08)     (0.50)     (0.29)
  From net realized gains...................................       --         --      (0.28)     (0.58)     (0.58)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.24)     (0.30)     (0.36)     (1.08)     (0.87)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................  $  9.02    $  9.67    $  9.87    $  8.28    $ 10.18
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................    (4.26)%     0.87%    23.58%      (8.77)%     6.73%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $65,712    $72,975    $76,047    $90,161    $85,876
  Net expenses to average daily net assets(3)...............     0.00%(5)    0.00%    0.00%       0.00%      0.00%
  Net investment income to average daily net assets(1)......     2.83%      1.62%     2.24%       2.06%      3.13%
  Portfolio turnover rate...................................       50%        14%        8%         36%        16%
  Fees and expenses reimbursed by the Manager to average
    daily assets:...........................................     0.05%      0.05%     0.04%       0.05%      0.09%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Total return would be lower had certain expenses not been reimbursed during the period shown.

(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.

(4) Computed using average shares outstanding throughout the period.


(5) Net expenses to average daily net assets was less than 0.01%.



WORLD BALANCED ALLOCATION FUND*



                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------
                                                               2002      2001       2000       1999       1998
                                                              ------    -------    -------    -------    -------
Net asset value, beginning of period........................  $ 8.99    $  8.96    $  8.52    $ 10.39    $ 10.52
                                                              ------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................    0.23       0.21       0.20(5)    0.18(5)    0.29(5)
  Net realized and unrealized gain (loss)...................   (0.20)      0.18       1.69      (0.82)      1.03
                                                              ------    -------    -------    -------    -------
    Total from investment operations........................    0.03       0.39       1.89      (0.64)      1.32
                                                              ------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................   (0.38)     (0.36)     --         (0.51)     (0.28)
  From net realized gains...................................    --        --         (1.45)     (0.72)     (1.17)
                                                              ------    -------    -------    -------    -------
    Total distributions.....................................   (0.38)     (0.36)     (1.45)     (1.23)     (1.45)
                                                              ------    -------    -------    -------    -------
Net asset value, end of period..............................  $ 8.64    $  8.99    $  8.96    $  8.52    $ 10.39
                                                              ======    =======    =======    =======    =======
Total Return(2).............................................    0.49%      4.29%     22.45%     (6.67)%    13.56%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $7,318    $11,021    $10,834    $29,582    $50,952
  Net expenses to average daily net assets(3)...............    0.00%(4)    0.00%     0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......    2.66%      2.31%      2.24%      1.91%      2.65%
  Portfolio turnover rate...................................      25%        12%        12%        17%        49%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................    0.31%      0.20%      0.19%      0.06%      0.11%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.

(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.

(4) Net expenses to average daily net assets was less than 0.01%.


(5) Computed using average shares outstanding throughout the period.


(*) Effective June 30, 2002, the "GMO World Equity Allocation Fund" was renamed the "GMO World Balanced Allocation Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL (U.S.+) EQUITY ALLOCATION FUND


                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................  $  8.92    $  9.49    $  8.85    $ 10.48    $ 10.30
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................     0.23       0.24       0.25       0.16(5)    0.26(5)
  Net realized and unrealized gain (loss)...................    (0.14)      0.39       1.45      (0.40)      1.83
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................     0.09       0.63       1.70      (0.24)      2.09
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................    (0.13)     (0.51)     (0.43)     (0.56)     (0.26)
  From net realized gains...................................    (0.22)     (0.69)     (0.63)     (0.83)     (1.65)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.35)     (1.20)     (1.06)     (1.39)     (1.91)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................  $  8.66    $  8.92    $  9.49    $  8.85    $ 10.48
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................     1.12%      6.57%     19.14%     (2.84)%    21.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $40,124    $42,776    $36,669    $32,474    $45,101
  Net expenses to average daily net assets(3)...............     0.00%(4)    0.00%     0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......     2.73%      2.56%      2.63%      1.64%      2.39%
  Portfolio turnover rate...................................       13%        19%        18%        34%        32%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.07%      0.07%      0.09%      0.07%      0.11%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.

(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.

(4) Net expenses to average daily net assets was less than 0.01%.


(5) Computed using average shares outstanding throughout the period.


GLOBAL BALANCED ALLOCATION FUND


                                                                                CLASS III SHARES
                                                ---------------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 2, 1997
                                                               YEAR ENDED FEBRUARY 28/29,                       (COMMENCEMENT OF
                                                --------------------------------------------------------         OPERATIONS) TO
                                                  2002            2001            2000            1999          FEBRUARY 28, 1998
                                                --------        --------        --------        --------        -----------------
Net asset value, beginning of period....        $  10.80        $  10.78        $  10.51        $  11.87            $  11.56
                                                --------        --------        --------        --------            --------
Income from investment operations:
  Net investment income(1)..............            0.43(4)         0.47            0.44            0.31                0.17(4)
  Net realized and unrealized gain
    (loss)..............................            0.04            0.60            0.91           (0.54)               1.30
                                                --------        --------        --------        --------            --------
    Total from investment operations....            0.47            1.07            1.35           (0.23)               1.47
                                                --------        --------        --------        --------            --------
Less distributions to shareholders:
  From net investment income............           (0.50)          (0.82)          (0.43)          (0.57)              (0.33)
  From net realized gains...............              --           (0.23)          (0.65)          (0.56)              (0.83)
                                                --------        --------        --------        --------            --------
    Total distributions.................           (0.50)          (1.05)          (1.08)          (1.13)              (1.16)
                                                --------        --------        --------        --------            --------
Net asset value, end of period..........        $  10.77        $  10.80        $  10.78        $  10.51            $  11.87
                                                ========        ========        ========        ========            ========
Total Return(2).........................            4.43%          10.12%          12.77%          (2.27)%             13.31%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).....        $130,926        $112,704        $119,075        $127,600            $115,280
  Net expenses to average daily net
    assets(3)...........................            0.00%(5)        0.00%           0.00%           0.00%               0.00%(7)
  Net investment income to average daily
    net assets(1).......................            4.00%           4.13%           4.18%           2.50%               1.91%(7)
  Portfolio turnover rate...............              16%             26%             26%             10%                 18%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets:.............................            0.04%           0.04%           0.04%           0.05%               0.11%(7)



 (1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


 (2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.

 (3) Net expenses excludes expenses incurred indirectly through investment in underlying funds.

 (4) Computed using average shares outstanding throughout the period.


 (5) Net expenses to average daily net assets were less than 0.01%.


 (6) Not annualized.


 (7) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

U.S. SECTOR FUND


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2002         2001         2000         1999         1998
                                                              -------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  5.11     $   4.84     $   4.63     $   8.53     $  13.03
                                                              -------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(1,2)................................     0.11         0.14         0.09         0.10         0.29
  Net realized and unrealized gain (loss)...................     0.39         0.35         0.54         0.27         2.61
                                                              -------     --------     --------     --------     --------
    Total from investment operations........................     0.50         0.49         0.63         0.37         2.90
                                                              -------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................    (0.16)       (0.17)(6)    (0.23)       (0.25)       (0.41)
  From net realized gains...................................       --        (0.05)       (0.19)       (4.02)       (6.99)
                                                              -------     --------     --------     --------     --------
    Total distributions.....................................    (0.16)       (0.22)       (0.42)       (4.27)       (7.40)
                                                              -------     --------     --------     --------     --------
Net asset value, end of period..............................  $  5.45     $   5.11     $   4.84     $   4.63     $   8.53
                                                              =======     ========     ========     ========     ========
Total Return(3).............................................     9.80%       10.14%       13.35%        3.13%       29.61%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $   270     $    253     $  1,602     $ 16,830     $ 70,823
  Net expenses to average daily net assets(4)...............     0.00%(5)     0.00%        0.00%        0.00%        0.27%
  Net investment income to average daily net assets(1)......     1.99%        2.71%        1.85%        1.51%        2.53%
  Portfolio turnover rate...................................        2%          35%          22%          16%         150%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     8.97%        3.05%        0.52%        0.57%        0.36%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Computed using average shares outstanding throughout the period.


(3) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(4) On April 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(5) Net expenses were less than 0.01%.


(6) The amount shown for a share outstanding does not correspond with the aggregated distributions for the year ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.

                         INVESTMENT BY CERTAIN FUNDS IN
                              GMO ALPHA LIBOR FUND


     Shares of GMO Alpha LIBOR Fund (the "Alpha LIBOR Fund") are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. The Alpha LIBOR Fund is managed by GMO, and is intended to provide an efficient means for other GMO Funds to achieve exposure to assets that each Fund might otherwise acquire directly and, in the cases of GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund, to invest cash held by such Funds.



     The Alpha LIBOR Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to bear all of the Alpha LIBOR Fund's expenses through at least June 30, 2003 (excluding fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).


     The Alpha LIBOR Fund's investment objective is high total return comparable to the 3-month London Inter Bank Offer Rate ("LIBOR"). The Alpha LIBOR Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Alpha LIBOR Fund's benchmark is the J.P. Morgan U.S. 3-month Cash Index. The Alpha LIBOR Fund is a non-diversified investment company.


     The Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred, payment-in-kind, and auction rate features. The Alpha LIBOR Fund will generally have a dollar-weighted portfolio duration of zero to two years (excluding short-term investments). The Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds") (that is, rated below Baa3/BBB- by Moody's Investors Service/Standard & Poor's). The Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts. Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. The Fund may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default.



     The Funds' investments in the Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in the Alpha LIBOR Fund include Market Risk, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk and Management Risk (as such terms are used in "Description of Principal Risks" in this Prospectus). As a result, shareholders of each Fund investing in the Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

                                   GMO TRUST

                             ADDITIONAL INFORMATION


     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information (the "Statement") are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.



     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                   information from and direct inquiries to:
                            Shareholder Services at
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                  SHS@GMO.com
                          website: http://www.gmo.com

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                                60 State Street
                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST


                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 30, 2002





This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 2002, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and the annual report to shareholders of each Fund offered through the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS




                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES.............................................1

FUND INVESTMENTS...............................................................1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS.....................................4

TRACKING ERROR................................................................31

USES OF DERIVATIVES...........................................................32

INVESTMENT RESTRICTIONS.......................................................42

DETERMINATION OF NET ASSET VALUE..............................................46

DISTRIBUTIONS.................................................................46

TAXES.........................................................................46

PERFORMANCE INFORMATION.......................................................52

MANAGEMENT OF THE TRUST.......................................................57

INVESTMENT ADVISORY AND OTHER SERVICES........................................64

PORTFOLIO TRANSACTIONS........................................................73

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..............................75

VOTING RIGHTS.................................................................80

SHAREHOLDER AND TRUSTEE LIABILITY.............................................81

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES..........................82

OTHER MATTERS................................................................110

FINANCIAL STATEMENTS.........................................................110

APPENDIX A -- SPECIMEN PRICE-MAKE-UP SHEETS

APPENDIX B -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

                       INVESTMENT OBJECTIVES AND POLICIES


The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS

The following chart indicates the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Securities       Securities
                                                                                                           of               of
                                                                                                        Foreign         Emerging
                                                                                                        Issuers          Market
                                                                                          Securities    (Traded          Issuers
                                               Domestic                                      of          on U.S.            or
                                                Equity        Preferred    Convertible     Foreign     Exchanges)(2)   Countries(2)
                                             Securities(1)     Stocks       Securities    Issuers(2)
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                       X                           X                          X
Tobacco-Free Core Fund                               X                           X                          X
Value Fund                                           X                           X              X           X
Intrinsic Value Fund                                 X                           X                          X
Growth Fund                                          X                           X                          X
Small Cap Value Fund                                 X             X             X                          X
Small Cap Growth Fund                                X             X             X                          X
Real Estate Fund                                     X             X
Tax-Managed U.S. Equities Fund                       X                           X              X           X
Tax-Managed Small Companies Fund                     X                           X              X           X
INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                X             X             X              X           X
International Intrinsic Value Fund                   X             X             X              X           X
International Growth Fund                            X             X             X              X           X                 X
Currency Hedged International Equity Fund            X             X             X              X           X                 X
Foreign Fund                                         X             X             X              X           X                 X
Foreign Small Companies Fund                         X             X             X              X           X                 X
International Small Companies Fund                   X             X             X              X           X
Emerging Markets Fund                                X             X             X              X           X                 X
Emerging Countries Fund                              X             X             X              X           X                 X
Asia Fund                                            X                           X              X           X                 X
Tax-Managed International Equities Fund              X             X             X              X           X                 X
FIXED INCOME FUNDS
Domestic Bond Fund                                   X             X             X              X           X
Core Plus Bond Fund                                  X             X             X              X           X                 X
International Bond Fund                              X             X             X              X           X                 X
Currency Hedged International Bond Fund              X             X             X              X           X                 X
Global Bond Fund                                     X             X             X              X           X                 X
Emerging Country Debt Fund                           X             X             X              X           X                 X
Emerging Country Debt Share Fund                     X             X             X              X           X                 X
Short-Term Income Fund                                                                          X
Global Hedged Equity Fund                            X             X             X              X           X                 X
Inflation Indexed Bond Fund                          X             X             X              X           X




-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Futures
                                               Depository     Illiquid        and                    Swap       Repurchase
                                                Receipts     Securities     Options     REITs(3)   Contracts    Agreements
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                       X             X             X          X            X            X
Tobacco-Free Core Fund                               X             X             X          X            X            X
Value Fund                                           X             X             X          X            X            X
Intrinsic Value Fund                                 X             X             X          X            X
Growth Fund                                          X             X             X          X            X            X
Small Cap Value Fund                                 X             X             X          X            X            X
Small Cap Growth Fund                                X             X             X          X            X            X
Real Estate Fund                                     X             X             X          X            X            X
Tax-Managed U.S. Equities Fund                       X             X             X          X            X            X
Tax-Managed Small Companies Fund                     X             X             X          X            X            X
INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                X             X             X                       X            X
International Intrinsic Value Fund                   X             X             X                       X            X
International Growth Fund                            X             X             X                       X            X
Currency Hedged International Equity Fund            X             X             X                       X            X
Foreign Fund                                         X             X             X                                    X
Foreign Small Companies Fund                         X             X             X                       X            X
International Small Companies Fund                   X             X             X                       X            X
Emerging Markets Fund                                X             X             X                       X
Emerging Countries Fund                              X             X             X                       X            X
Asia Fund                                            X             X             X                       X            X
Tax-Managed International Equities Fund              X             X             X                       X            X
FIXED INCOME FUNDS
Domestic Bond Fund                                   X             X             X                       X            X
Core Plus Bond Fund                                  X             X             X                       X            X
International Bond Fund                              X             X             X                       X            X
Currency Hedged International Bond Fund              X             X             X                       X            X
Global Bond Fund                                     X             X             X                       X            X
Emerging Country Debt Fund                           X             X             X                       X            X
Emerging Country Debt Share Fund                     X             X             X                       X            X
Short-Term Income Fund                                                           X                       X            X
Global Hedged Equity Fund                            X             X             X                       X            X
Inflation Indexed Bond Fund                          X             X             X                       X            X



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Cash
                                                                                 Shares         and
                                                                                   of          Other
                                                    Reverse                       Other         High
                                                  Repurchase     Investment    GMO Trust      Quality
                                                  Agreements     Companies      Funds(4)    Investments
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS

U.S. Core Fund                                                          X                           X
Tobacco-Free Core Fund                                                  X                           X
Value Fund                                                              X                           X
Intrinsic Value Fund                                                    X                           X
Growth Fund                                                             X                           X
Small Cap Value Fund                                                    X                           X
Small Cap Growth Fund                                                   X                           X
Real Estate Fund                                        X               X                           X
Tax-Managed U.S. Equities Fund                                          X                           X
Tax-Managed Small Companies Fund                                        X                           X
INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                                   X                           X
International Intrinsic Value Fund                                      X                           X
International Growth Fund                                               X                           X
Currency Hedged International Equity Fund                               X               X           X
Foreign Fund                                                            X                           X
Foreign Small Companies Fund                                            X                           X
International Small Companies Fund                                      X                           X
Emerging Markets Fund                                                   X               X           X
Emerging Countries Fund                                                 X               X           X
Asia Fund                                                               X               X           X
Tax-Managed International Equities Fund                                 X                           X
FIXED INCOME FUNDS
Domestic Bond Fund                                      X               X               X           X
Core Plus Bond Fund                                     X               X               X           X
International Bond Fund                                 X               X               X           X
Currency Hedged International Bond Fund                 X               X               X           X
Global Bond Fund                                        X               X               X           X
Emerging Country Debt Fund                              X               X               X           X
Emerging Country Debt Share Fund                        X               X               X           X
Short-Term Income Fund                                                  X               X           X
Global Hedged Equity Fund                                               X               X           X
Inflation Indexed Bond Fund                             X               X               X           X

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Securities       Securities
                                                                                                           of               of
                                                                                                        Foreign         Emerging
                                                                                                        Issuers          Market
                                                                                          Securities    (Traded          Issuers
                                               Domestic                                      of          on U.S.            or
                                                Equity        Preferred    Convertible     Foreign     Exchanges)(2)   Countries(2)
                                             Securities(1)     Stocks       Securities    Issuers(2)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
Global Balanced Allocation Fund
U.S. Sector Fund                                     X                           X                          X
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Futures                                            Reverse
                                          Depository     Illiquid        and                    Swap       Repurchase    Repurchase
                                           Receipts     Securities     Options     REITs(3)   Contracts    Agreements    Agreements
-----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
Global Balanced Allocation Fund
U.S. Sector Fund                                X             X             X          X            X            X
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Cash
                                                                Shares        and
                                                                 of          Other
                                                                Other         High
                                               Investment     GMO Trust      Quality
                                               Companies       Funds(4)    Investments
-----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
International Equity Allocation Fund                 X               X           X
World Balanced Allocation Fund                       X               X           X
Global (U.S.+) Equity Allocation Fund                X               X           X
Global Balanced Allocation Fund                      X               X           X
U.S. Sector Fund                                     X               X           X
-----------------------------------------------------------------------------------------------------------------------------------




(1) For more information, see, among other sections, "Description of Principal Risks -- Market Risk" in the Prospectus.



(2) For more information, see, among other sections, "Description of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.



(3) For more information, see, among other sections, "Description of Principal Risks -- Concentration Risk" in the Prospectus.



(4.) For more information, see, among other things, "Descriptions and Risks of Fund Investments - Investments in Other Investment Companies" herein.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Mortgage-
                                                                                             Backed                        Firm
                                                                                               and                      Commitments
                                                  Long and         Short-term                 Other                        and
                                                 Medium Term        Corporate                 Asset-      Adjustable       When-
                                                 Corporate &     and Government    Brady      Backed         Rate         Issued
                                                Gov't Bonds(5)       Bonds(5)      Bonds    Securities    Securities    Securities
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund                                                                                   X              X           X
Tax-Managed U.S. Equities Fund
Tax-Managed Small Companies Fund

INTERNATIONAL EQUITY FUNDS

International Disciplined Equity Fund                    X            X
International Intrinsic Value Fund                       X            X
International Growth Fund                                X            X
Currency Hedged International Equity Fund                X            X
Foreign Fund                                             X            X
Foreign Small Companies Fund                             X            X
International Small Companies Fund                       X            X
Emerging Markets Fund                                    X            X
Emerging Countries Fund                                  X            X
Asia Fund                                                X            X
Tax-Managed International Equities Fund                  X            X

FIXED INCOME FUNDS

Domestic Bond Fund                                       X                                         X              X           X
Core Plus Bond Fund                                      X                                         X                          X
International Bond Fund                                  X                                         X                          X
Currency Hedged International Bond Fund                  X                                         X                          X
Global Bond Fund                                         X                                         X              X           X
Emerging Country Debt Fund                               X                             X           X                          X
Emerging Country Debt Share Fund                         X                             X           X                          X
Short-Term Income Fund                                               X                             X              X           X
Global Hedged Equity Fund



-----------------------------------------------------------------------------------------------------------------------------------
                                                               Foreign
                                                Dollar         Currency          Lower-        Zero
                                                 Roll            Loan            Rated         Coupon      Indexed
                                              Agreements    Participations    Transactions   Securities   Securities    Securities
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund                                    X                                              X           X             X
Tax-Managed U.S. Equities Fund
Tax-Managed Small Companies Fund

INTERNATIONAL EQUITY FUNDS

International Disciplined Equity Fund                                                  X
International Intrinsic Value Fund                                                     X
International Growth Fund                                                              X
Currency Hedged International Equity Fund                                              X
Foreign Fund                                                                           X           X
Foreign Small Companies Fund                                                           X
International Small Companies Fund                                                     X
Emerging Markets Fund                                                                  X                                     X
Emerging Countries Fund                                                                X                                     X
Asia Fund                                                                              X                                     X
Tax-Managed International Equities Fund                                                X

FIXED INCOME FUNDS

Domestic Bond Fund                                  X                  X                                       X             X
Core Plus Bond Fund                                                    X               X                       X             X
International Bond Fund                                                X               X                       X             X
Currency Hedged International Bond Fund                                X               X                       X
Global Bond Fund                                    X                  X               X                       X             X
Emerging Country Debt Fund                                             X               X           X                         X
Emerging Country Debt Share Fund                                       X               X           X                         X
Short-Term Income Fund                                                                             X                         X
Global Hedged Equity Fund                                                              X

Inflation Indexed Bond Fund                      X                                             X              X           X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
Global Balanced Allocation Fund
U.S. Sector Fund



Inflation Indexed Bond Fund                                    X                X             X             X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
Global Balanced Allocation Fund
U.S. Sector Fund




(5) For more information, see, among other sections, " Description of Principal Risks -- Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a detailed description of certain investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Asset Allocation Funds, (as well as other Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus), should be aware that such Funds will indirectly participate in the practices engaged in by the underlying Funds in which such Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER


Portfolio turnover is generally not a limiting factor with respect to investment decisions for the Funds, except that the after-tax impact of portfolio turnover is considered when making investment decisions for the Tax-Managed U.S. Equities Fund, the Tax-Managed Small Companies Fund and the Tax-Managed International Equities Fund (collectively, the "Tax-Managed Funds"). The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.


In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

As described in the Prospectus, it is a fundamental policy of certain Funds, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.


EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Moreover, enforcement of existing regulations may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.


In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.


INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.



Investments in Asia are susceptible to social, political, legal and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.


Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

While the foregoing risks are applicable to any Fund investing in Asia, they will be particularly acute for the Asia Fund, which invests primarily in this region.


INVESTMENTS IN AFRICA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.

Investments in Africa are susceptible to social, political, legal and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available.


Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Emerging Countries Fund, Foreign Fund, Foreign Small Companies Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Intrinsic Value Fund, Currency Hedged International Equity Fund, Tax-Managed International Equities Fund, Emerging Country Debt Fund and Core Plus Bond Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the social, political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.


A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING


All of the Funds may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Intrinsic Value Fund and Currency Hedged International Equity Fund, each of which may make loans of portfolio securities amounting to not more than 25% of its respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent.

Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity

Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

A Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. See "Uses of Derivatives." The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Funds permitted to invest in futures contracts will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. As described in the Prospectus, certain Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, a Fund will generally have contractual remedies against such counterparty; however, there is no assurance that a Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, a Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES


RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios that do not engage in risk management transactions.



HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s).

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.


Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes).



SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position.


The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

CREDIT DEFAULT SWAPS. Funds may (but are not obligated to) use credit default swaps to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. These instruments may also be used to create synthetic short exposure to certain emerging market or U.S. non-governmental debt, in cases where credit default protection is purchased in excess of the value of the related underlying debt held by a Fund. With credit default swaps, GMO Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The GMO Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default.

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If a Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.


INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.


RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in enforcing contractual remedies. There also may be documentation risk, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager will closely monitor the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.


ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but it is not subject to the quality, duration and other requirements of money market funds.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.


Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities, may make the valuation and sale or these securities more difficult and may result in greater volatility in these securities. Because such securities are difficult to value, particularly during erratic markets, the values realized upon the sale of such securities may differ from the values at which they are carried by the relevant fund. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.


BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics.

The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.





A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

Certain Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES


Each Fund may invest up to 15% (or, in the case of the Foreign Fund only, 10%) of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated or shallow markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.



While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", that is, securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual restrictions on resale. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.



At times, the absence of a trading market can make it more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.


Certain GMO Fixed Income Funds and Equity Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the operating fees and expenses of the Alpha LIBOR Fund and/or the Emerging Country Debt Fund.


TAX-SENSITIVE STRATEGIES


With respect to the Tax-Managed Funds, the Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains. In addition, the Manager may, when appropriate, sell securities in order to realize capital losses; such losses may be used at various times to offset realized capital gains, thus reducing net capital gains distributions. When making sales of specific securities, the Manager will consider strategies, such as selling securities with the highest cost basis, to minimize capital gains. In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will generally not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed. Shareholders receiving the redemption in kind also may incur additional gains or losses during the period between the date of redemption and the date the shareholder sells such securities, and may incur brokerage charges on the sale of any such securities. There can be no assurance that the Manager will be successful in employing any or all of these strategies.



TRACKING ERROR



In certain cases, the Manager may consider a Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%. The Manager of the International Growth Fund seeks to manage the Fund so as to achieve a tracking error of +/- 5%. The Manager of the International Disciplined Equity Fund seeks to manage the Fund so as to achieve a tracking error of 3.5%.


                               USES OF DERIVATIVES

INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN GMO FUNDS. GMO Equity and Fixed Income Funds use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each GMO Equity Fund, although derivative positions may comprise a significant portion of the total assets. In GMO Fixed Income Funds, bond futures, currency options, forwards and other derivatives are the primary means of obtaining market exposure.


COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the derivative. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

USE OF DERIVATIVES BY GMO EQUITY FUNDS


DOMESTIC EQUITY FUNDS. Funds in this group include: GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, GMO Small Cap Growth Fund, GMO Small Cap Value Fund, GMO Real Estate Fund, GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed Small Companies Fund. GMO Value Fund makes only occasional use of futures contracts and related options on securities indexes and does not currently expect to make use of other derivative instruments.

TYPES OF DERIVATIVES

-     Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

-     There is no limit on the use of derivatives for hedging purposes.

- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.




- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.




INTERNATIONAL EQUITY FUNDS (EXCEPT GMO FOREIGN FUND AND GMO FOREIGN SMALL COMPANIES FUND)


TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

-     Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components

- Only the GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund may use structured or indexed notes.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then a Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or entering into a swap contract that is long a specific basket of securities and short the UK market generally.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

-     There is no limit on the use of derivatives for hedging purposes.

- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.


- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.


TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)





-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.


Limitations on Foreign Currency Transactions


- The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar.

- A Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

The following apply only to the GMO Currency Hedged International Equity Fund:


- The Fund will maintain short currency positions with respect to at least 65% of the foreign currency exposure represented by the common stocks owned directly and indirectly by the Fund.


- The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

GMO FOREIGN FUND AND GMO FOREIGN SMALL COMPANIES FUND

TYPES OF DERIVATIVES

-     Equity futures and related options

- Exchange-traded and OTC options on securities and indexes (including writing covered options).

FOREIGN CURRENCY TRANSACTIONS

- For hedging purposes, the Fund may invest in spot currency transactions, forward foreign currency contracts, options on currencies, currency futures and related options.

USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS

Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Term Income Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund.

DERIVATIVES AND THE FUND'S GLOBAL BOND STRATEGY (applicable only to the GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund and GMO Core Plus Bond Fund). The fundamental strategy of these Fixed Income Funds requires that each Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These Funds are not specifically limited with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to each Fund's benchmark. However, this will mean that a Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

POLICIES OF ALL FIXED INCOME FUNDS

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

Section Futures contracts and related options on bonds as well as baskets or indexes of securities Section Options on bonds and other securities Section Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences Section Structured notes.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Bond futures, related options, bond options and swap contracts may be used to hedge against a market or credit risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

Risk Management

A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

Other Uses

Total return swaps are generally used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, GMO Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.

Credit default swaps are used to protect GMO Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt, or to create synthetic short or long exposure to emerging market and U.S. non-governmental debt securities to which such Funds are not otherwise exposed.

Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Limitations on the Use of Derivatives


- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.


TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Bond Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

USE OF DERIVATIVES BY GMO GLOBAL HEDGED EQUITY FUND

GMO Global Hedged Equity Fund uses the same types of derivatives as other GMO International Equity Funds in seeking to deliver the hedged equity return described below. The Fund seeks total return consistent with minimal exposure to general equity market risk.


HEDGED EQUITY STRATEGY. At least 80% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust ("underlying Funds"). However, as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities.


The Fund will pursue its investment objective by investing substantially all of its assets in a combination of: (i) equity securities, (ii) shares of GMO's Domestic and International Equity Funds, (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security").

To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of: (i) the performance of the Fund's equity securities held directly or through investment in underlying Funds, relative to the S&P 500 and MSCI EAFE in proportion to the Fund's U.S. and international equity investments (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

- Traditional Hedging: The Fund may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.


Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.


(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds except for the International Disciplined Equity Fund and the International Growth Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund's total assets in the case of each Fund (except the International Intrinsic Value and Currency Hedged International Equity Funds), and with respect to not more than 25% of total assets in the case of each of the International Intrinsic Value and Currency Hedged International Equity Funds.

(7) With respect to all Funds except for the Intrinsic Value Fund, Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund, Foreign Small Companies Fund, Tax-Managed International Equities Fund, International Disciplined Equity Fund and International Growth Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.


(8) Concentrate more than 25% of the value of its total assets in any one industry, except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks and the Real Estate Fund may invest more than 25% of its assets in real estate-related securities.


(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.


(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.


(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)


(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).

(6) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 of the 1940 Act (each a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.


(7) With respect to the Short Term Income Fund only, to invest more than 25% of the value of its total assets in obligations issued by banks.


For purposes of each Name Policy, each Fund considers the term "investments" to include both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.


Additionally, the World Balanced Allocation Fund and the Global Balanced Allocation Fund each intend to invest at least 25% of their assets in fixed income investments and an additional 25% of their assets in equity investments. The Manager seeks to manage the Short-Term Income Fund so that it maintains a dollar-weighted maturity of no more than 3 years.


                        DETERMINATION OF NET ASSET VALUE


The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time. However, equity options held by the Funds are priced at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced at 4:15 p.m. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.


                                  DISTRIBUTIONS

The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                     TAXES

TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).


         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).


TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

         Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held by the Fund for more than 12 months) will generally be taxable as such, regardless of how long a shareholder has held the shares in the Fund.


         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. The federal tax rate generally applicable to net capital gains recognized by individual and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).



         For federal income tax purposes, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years are 8 percent and 18 percent (rather than 10 percent and 20 percent) for taxable years beginning after December 31, 2000. The 18-percent rate applies only to assets the holding period for which began after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.


         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.


         Each fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 30% for amounts paid during 2002 and will be 30% for amounts paid during 2003, 29% for amounts paid during 2004 and 2005, and 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.



         Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans.


WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.


         Recently revised U.S. Treasury regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the application of these new regulations.


FOREIGN TAX CREDITS


         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.


TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Asset Allocation Fund invests against losses realized by another underlying Fund in which such Asset Allocation Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund will not be able to offset losses realized by either of those Funds against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n
= the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         The table below sets forth the average annual total return (before taxes) for Class III Shares of each Fund (except the GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed Small Companies Fund, and GMO Tax-Managed International Equities Fund, which returns are disclosed in a separate table below) for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002:

                                        INCEPTION     1 YEAR       3 YEARS     5 YEARS      10 YEARS        SINCE
            FUND                          DATE          (%)          (%)          (%)          (%)       INCEPTION (%)
            ----                          ----          ---          ---          ---          ---       -------------
U.S. Core                                9/18/85       -6.16%        2.45%       11.08%       14.48%          15.63%
Tobacco-Free Core                       10/31/91       -7.45%        1.84%       11.10%       14.65%          14.76%
Value                                   11/13/90       -3.64%        5.40%        9.50%       13.24%          14.91%
Intrinsic Value                           8/2/99        2.16%         N/A          N/A          N/A            5.25%
Growth                                  12/30/88      -13.68%       -2.36%        9.30%       12.09%          14.80%

                                        INCEPTION     1 YEAR       3 YEARS     5 YEARS      10 YEARS        SINCE
            FUND                          DATE          (%)          (%)          (%)          (%)       INCEPTION (%)
            ----                          ----          ---          ---          ---          ---       -------------
Small Cap Value                         12/31/91       12.26%       14.94%       11.72%       14.34%          15.28%
Small Cap Growth                        12/31/96       -7.30%        1.21%        5.40%         N/A            4.85%
Real Estate                              5/31/96       13.73%       12.36%        4.46%         N/A            8.50%
International Disciplined Equity         1/29/02         N/A          N/A          N/A          N/A            2.00%
International Intrinsic Value            3/31/87      -10.60%        1.26%        2.87%        6.86%           7.93%
International Growth                    11/30/01         N/A          N/A          N/A          N/A           -1.75%
Currency Hedged International Equity     6/30/95       -5.38%        8.56%        8.18%         N/A           11.08%
Foreign(1)                               8/31/84       -9.33%        3.79%        5.43%        8.93%          14.98%
Foreign Small Companies(2)                1/4/95        1.59%       12.71%        6.85%         N/A            8.96%
International Small Companies           10/14/91       -9.04%        3.47%        2.37%        6.68%           6.04%
Emerging Markets                         12/9/93        9.38%       16.41%       -1.06%         N/A            2.72%
Emerging Countries                       8/29/97        8.73%       19.42%         N/A          N/A            0.07%
Asia                                     2/18/98        2.74%        7.27%         N/A          N/A           -0.88%
Domestic Bond                            8/18/94        6.62%        7.72%        7.77%         N/A            7.87%
Core Plus Bond                           4/30/97        8.53%        8.32%         N/A          N/A            7.71%
International Bond                      12/22/93       -3.80%       -1.24%        0.97%         N/A            5.58%
Currency Hedged International Bond       9/30/94        4.21%        7.65%        8.06%         N/A           12.47%
Global Bond                             12/28/95       -1.34%        1.02%        3.13%         N/A            4.24%
Emerging Country Debt                    4/19/94       17.64%       27.06%       10.96%         N/A           20.15%
Short-Term Income(3)                     4/18/90        3.73%        5.67%        5.48%        5.68%           5.95%
Global Hedged Equity                     7/29/94       13.32%       14.01%        6.01%         N/A            5.51%
Inflation Indexed Bond                   3/31/97        5.66%        8.54%         N/A          N/A            6.83%
Emerging Country Debt Share(4)           4/19/94       18.47%       27.31%       10.98%         N/A           20.16%
International Equity Allocation         10/11/96       -4.26%        6.07%        3.05%         N/A            3.78%
World Equity Allocation(5)               6/28/96        0.49%        8.67%        6.34%         N/A            7.06%
Global (U.S.+) Equity Allocation        11/26/96        1.12%        8.68%        8.74%         N/A            9.31%
Global Balanced Allocation(6)            7/29/96        4.43%        9.08%        8.23%         N/A           10.19%
U.S. Sector(7)                          12/31/92        9.80%       11.09%       12.88%         N/A           16.13%


(1) Performance information presented is that of the Fund's predecessor for all periods prior to June 28, 1996.

(2) Performance information presented is that of the Fund's predecessor for all periods prior to June 30, 2000.

(3) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.


(4) Performance information prior to 7/20/1998 (the Fund's inception date) is that of the Emerging Country Debt Fund.



(5) The Fund commenced operations on June 28, 1996 with two classes of shares -- Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.



(6) The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I shares. Class I and Class II shares converted to Class III shares on January 9, 1998.



(7) The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.



                  The table below sets forth the average annual total return (before and after taxes) for Class III Shares of the GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed Small Companies Fund, and GMO Tax-Managed International Equities Fund for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax return shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.


                                                     INCEPTION       1 YEAR     3 YEARS     5 YEARS     10 YEARS         SINCE
                      FUND                             DATE            (%)         (%)        (%)         (%)         INCEPTION (%)
                      ----                             ----            ---         ---        ---         ---         -------------
TAX-MANAGED U.S. EQUITIES                             7/23/98
     Return Before Taxes                                             -5.78%       2.92%         N/A          N/A           4.50%
     Return After Taxes on Distributions                             -6.24%       2.46%         N/A          N/A           4.02%
     Return After Taxes on Distributions                             -3.55%       2.13%         N/A          N/A           3.40%
     and Sale of Fund Shares

TAX-MANAGED SMALL COMPANIES                            6/1/99
     Return Before Taxes                                             12.68%        N/A          N/A          N/A           7.17%
     Return After Taxes on Distributions                             12.03%        N/A          N/A          N/A           6.66%
     Return After Taxes on Distributions                              7.52%        N/A          N/A          N/A           5.48%
     and Sale of Fund Shares

TAX-MANAGED INTERNATIONAL EQUITIES                    7/29/98
     Return Before Taxes                                             -7.16%       1.94%         N/A          N/A           0.92%
     Return After Taxes on Distributions                             -8.11%       1.36%         N/A          N/A           0.39%
     Return After Taxes on Distributions                             -4.22%       1.38%         N/A          N/A           0.57%
     and Sale of Fund Shares

         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)


PERFORMANCE OBJECTIVES



With regard to certain Funds, the Manager has publicly stated that it seeks to achieve the stated performance objectives listed in the table below; there can be no assurances that the Manager will achieve these (or any other) stated objectives with respect to the Funds.



                        FUND                                          PERFORMANCE OBJECTIVE
                        ----                                          ---------------------
U.S. Core Fund                                         The Fund seeks to outperform its benchmark by 2%
                                                       per year over a complete market cycle.

Tobacco-Free Core Fund                                 The Fund seeks to outperform its benchmark by 2%
                                                       per year over a complete market cycle.

Intrinsic Value Fund                                   The Fund seeks to outperform its benchmark by 3%
                                                       per year over a complete market cycle.

Growth Fund                                            The Fund seeks to outperform its benchmark by 2%
                                                       per year over a complete market cycle.

Small Cap Value Fund                                   The Fund seeks to outperform its benchmark by 2%
                                                       per year over a complete market cycle.

Small Cap Growth Fund                                  The Fund seeks to outperform its benchmark by 3%
                                                       per year over a complete market cycle.

Real Estate Fund                                       The Fund seeks to outperform its benchmark by 1.5%
                                                       per year, net of fees.

Tax-Managed U.S. Equities Fund                         The Fund seeks to outperform its benchmark, on an
                                                       after-tax basis, by 1-2% per year over a complete
                                                       market cycle.

Tax-Managed Small Companies Fund                       The Fund seeks to outperform its benchmark, on an
                                                       after-tax basis, by 2-3% per year.

International Disciplined Equity Fund                  The Fund seeks to outperform its benchmark by 2%
                                                       per year, net of fees.

International Intrinsic Value Fund                     The Fund seeks to outperform its benchmark by 2-3%
                                                       per year, net of fees.

International Growth Fund                              The Fund seeks to outperform its benchmark by +3%
                                                       per year, with a tracking error of +/- 5% and
                                                       industry sectors to +/- 10%.

Currency Hedged International Equity Fund              The Fund seeks to outperform its benchmark by 2-3%
                                                       per year, net of fees.

Foreign Fund                                           The Fund seeks to outperform its benchmark by 3%
                                                       per year, net of fees.

Foreign Small Companies Fund                           The Fund seeks to outperform its benchmark by 3%
                                                       per year, net of fee, over a cycle.

International Small Companies Fund                     The Fund seeks to outperform its benchmark by 3-4%
                                                       per year, net of fees.

Emerging Markets Fund                                  The Fund seeks to outperform its benchmark by 4%
                                                       annually over a five year period.

Emerging Countries Fund                                The Fund seeks to outperform its benchmark by 4%
                                                       annually over a five year period

Asia Fund                                              The Fund seeks to outperform its benchmark by 4%
                                                       annually over a five year period.

Tax-Managed International Equities Fund                The Fund seeks to outperform its benchmark by 2.5%
                                                       to 3.5% after tax, per year, net of fees.

Domestic Bond Fund                                     The Fund seeks to outperform its benchmark by 0.25%
                                                       per year, net of fees.

Core Plus Bond Fund                                    The core portfolio seeks to match the duration of
                                                       and outperform the Fund's benchmark.

International Bond Fund                                The Fund seeks to outperform its benchmark.

Currency Hedged International Bond Fund                The Fund seeks to outperform its benchmark.

Global Bond Fund                                       The Fund seeks to outperform its benchmark.

Short Term Income Fund                                 The Fund seeks to outperform its benchmark.

International Equity Allocation Fund                   The Fund seeks to outperform its benchmark by 2-3%
                                                       per year.

World Balanced Allocation Fund                         The Fund seeks to outperform its benchmark by 2-3%
                                                       per year.

Global (U.S.+) Equity Allocation Fund                  The Fund seeks to outperform its benchmark by 2-3%
                                                       per year.

Global Balanced Allocation Fund                        The Fund seeks to outperform its benchmark by 2-3%
                                                       per year.

U.S. Sector Fund                                       The Fund seeks to outperform its benchmark by 2-3%
                                                       per year.


                             MANAGEMENT OF THE TRUST

The following tables present information regarding each Trustee and officer of GMO Trust (the

"Trust") as of June 30, 2002. Each Trustee's and officer's age as of June 30, 2002 is set forth in parentheses after his or her name. Unless otherwise noted,
(i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.


                                                                                NUMBER OF
       NAME, AGE AND                                                          PORTFOLIOS IN
      POSITION(S) HELD        LENGTH OF TIME     PRINCIPAL OCCUPATION(S)       FUND COMPLEX              OTHER
       WITH THE TRUST             SERVED           DURING PAST 5 YEARS           OVERSEEN          DIRECTORSHIPS HELD
       --------------             ------           -------------------           --------          ------------------
NON INTERESTED TRUSTEES
Jay O. Light (60)             Since May 1996    Professor of Business               38                     *(1)
Trustee                                         Administration and Senior
                                                Associate Dean, Harvard
                                                University.

Donald W. Glazer, Esq. (57)   Since December    Advisory Counsel, Goodwin           38                    None
Trustee                       2000              Procter LLP; Secretary
                                                and Consultant, Provant,
                                                Inc. (provider of
                                                performance improvement
                                                training services and
                                                products) (1998 -
                                                present); Consultant --
                                                Business and Law.
INTERESTED TRUSTEE
R. Jeremy Grantham(2)  (63)   Since             Member, Grantham, Mayo, Van         38                    None
President-Quantitative and    September 1985    Otterloo & Co. LLC.
Chairman of the Trustees



OFFICERS
                                 POSITION(S) HELD           LENGTH            PRINCIPAL OCCUPATION(S)
       NAME AND AGE               WITH THE TRUST        OF TIME SERVED          DURING PAST 5 YEARS
       -------------              --------------        --------------          -------------------
Susan Randall Harbert (45)      Chief Financial       Chief Financial       Member, Grantham, Mayo, Van
                                Officer and           Officer since         Otterloo & Co. LLC.
                                Treasurer             February 2000;
                                                      Treasurer since



(1) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and neither of these companies is a registered investment company.



(2) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

                                                      February 1998;
                                                      Assistant Treasurer
                                                      from May 1995
                                                      - February 1998.

Brent Arvidson (33)             Assistant Treasurer   Since August 1998     Senior Fund Administrator,
                                                                            Grantham, Mayo, Van Otterloo &
                                                                            Co. LLC (September 1997 -
                                                                            present); Senior Financial
                                                                            Reporting Analyst, John Hancock
                                                                            Funds (August 1996 - September
                                                                            1997)

Scott Eston (46)                Vice President        Since August 1998     Chief Financial Officer
                                                                            (1997-present), Chief Operating
                                                                            Officer (2000-present) and
                                                                            Member, Grantham, Mayo, Van
                                                                            Otterloo & Co. LLC; Senior
                                                                            Partner, Coopers & Lybrand
                                                                            (1987-1997).

William R. Royer,  Esq. (36)    Vice President and    Vice President        General Counsel and Member,
                                Clerk                 since February        Grantham, Mayo, Van Otterloo &
                                                      1997; Clerk since     Co. LLC.
                                                      March 2001; May
                                                      1999 - August 1999;
                                                      May 1995 - May 1997.

Elaine M. Hartnett, Esq. (57)   Vice President and    Vice President        Associate General Counsel,
                                Secretary             since August 1999;    Grantham, Mayo, Van Otterloo &
                                                      Secretary since       Co. LLC (June 1999 - present);
                                                      March 2001.           Associate/Junior Partner, Hale
                                                                            and Dorr LLP (1991 - 1999).



TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove from their number members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of

Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.


There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contracts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent Trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an effect on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.



The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held 15 committee meetings.






In determining to approve the most recent annual extension of each Fund's investment management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Management of the Trust" in the Prospectus and "Management of the Trust -- Officers" above. The Trustees also took into account the time and attention devoted by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Manager to the Funds were appropriate to fulfill effectively the Manager's duties under the agreements. The Trustees also considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the agreements.

The Trustees received information concerning the investment philosophy and investment process applied by the Manager in managing the Funds. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. In this connection, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel, including research services available to the Manager as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Manager's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.



The Trustees considered the scope of the services provided by the Manager to the Funds under the agreements relative to services provided by third parties to other mutual funds. The Trustees noted that the Manager's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Investment Advisory and Other Services" below. The Trustees concluded that the scope of the Manager's services to the Funds was consistent with the Funds' operational requirements, including, in addition to seeking to achieve the Funds' investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.



The Trustees considered the quality of the services provided by the Manager to the Funds. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Trust - Code of Ethics" below), the procedures by which the Manager allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Manager in these matters. The Trustees also received information concerning standards of the Manager with respect to the execution of portfolio transactions.



The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. The Trustees also considered information relating to each Fund's investment performance relative to its performance benchmark(s) and relative to funds with similar objectives managed by other managers. The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable (See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus), the volatility of the Funds' returns, as well as factors identified by the Manager as contributing to the Funds' performance. See the Funds' annual reports. The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Funds, and the overall competence of the Manager. The Trustees concluded that the scope and quality of the Manager's services was sufficient, in light of the Funds' investment performance, particular portfolio management techniques, the resources brought to bear by the Manager, the competence of the Manager, its personnel and systems, and the financial resources of the Manager, to merit reapproval of the agreement for another year.



In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives. The Trustees also considered possible economies of scale to the Manager. The Trustees evaluated the Manager's profitability with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Manager, but also so-called "fallout benefits" to the Manager such as reputational value derived from serving as investment Manager to the Funds and the research services available to the Manager by reason of brokerage business generated by the Funds. In evaluating the Funds' advisory fees, the Trustees also took into account the sophistication of the investment techniques used to manage each of the Funds.



Based on the foregoing, the Trustees concluded that the fees to be paid the Manager under the advisory agreements were fair and reasonable, given the scope and quality of the services rendered by the Manager.


Trustee Fund Ownership

The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.


                                                                                 AGGREGATE DOLLAR RANGE OF FUND
                                                                                       SHARES OWNED IN ALL
                                                   DOLLAR RANGE OF FUND                  GMO TRUST FUNDS
                  NAME/FUND                            SHARES OWNED                    OVERSEEN BY TRUSTEE
                  ---------                            ------------                    -------------------
NON-INTERESTED TRUSTEES
Jay O. Light
                                                           None                                None
Donald W. Glazer                                                                          over $100,000
   Asia Fund                                           over $100,000
   Emerging Country Debt Fund                          over $100,000
   Foreign Small Companies Fund                        $50,001-$100,000
   Emerging Markets Fund                               over $100,000
   Real Estate Fund                                    over $100,000

INTERESTED TRUSTEE
R. Jeremy Grantham                                                                        over $100,000
   Asia Fund                                           over $100,000
   Emerging Markets Fund                               over $100,000
   Emerging Country Debt Fund                          over $100,000
   Emerging Countries Fund                             over $100,000
   Foreign Small Companies Fund                        over $100,000
   Global Hedged Equity Fund                           over $100,000
   Inflation Indexed Bond Fund                         over $100,000
   International Small Companies Fund                  over $100,000
   Real Estate Fund                                    over $100,000
   U.S. Sector Fund                                    over $100,000
   Short-Term Income Fund                              over $100,000
   Small Cap Value Fund                                over $100,000
   Tax-Managed Small Companies Fund                    over $100,000
   Tax-Managed U.S. Equities Fund                      over $100,000


Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

None.

Non-Interested Trustee Ownership of Related Companies

The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.


                            NAME OF
                          OWNER(S) AND
       NAME OF          RELATIONSHIP TO
NON-INTERESTED TRUSTEE      TRUSTEE           COMPANY        TITLE OF CLASS   VALUE OF SECURITIES      % OF CLASS
               -------      -------           -------        --------------   -------------------      ----------
Jay O. Light                  N/A               None              N/A                 N/A                   N/A

Donald W. Glazer              Self           GMO Brazil         Limited             $237,032               1.95%
                                            Sustainable       partnership
                                            Forest Fund,        interest
                                           LP, a private
                                             investment
                                          company managed
                                            by Renewable
                                           Resources LLC,
                                          an affiliate of
                                           the Manager.*

                                          GMO Tax-Managed       Limited             $241,044                1.4%
                                          Absolute Return     partnership
                                          Fund, a private       interest
                                             investment
                                          company managed
                                               by the
                                             Manager.**


* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.

** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.


REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.


During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:

                                   AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL
                                 COMPENSATION      BENEFITS ACCRUED AS PART      BENEFITS UPON      TOTAL COMPENSATION
NAME OF PERSON, POSITION          FROM TRUST            OF FUND EXPENSES           RETIREMENT         FROM THE TRUST
------------------------          ----------            ----------------           ----------         --------------
Jay O. Light, Trustee               $80,000                   N/A                     N/A                 $80,000
Donald W. Glazer, Esq.,             $80,000                   N/A                     N/A                 $80,000
Trustee



Messrs. Grantham, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



Except as set forth below, as of June 7, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.



                                                                AGGREGATE %
             FUND                            CLASS          OWNERSHIP INTEREST
             ----                            -----          ------------------
Asia Fund                                     III                  2.95%
Emerging Countries Fund                       III                  2.71%
Global Hedged Equity Fund                     III                 20.61%
International Small Companies Fund            III                  1.06%
U.S. Sector Fund                              III                  4.91%
Short Term Income Fund                        III                 14.29%
Tax-Managed Small Companies Fund              III                  3.53%
Tax-Managed U.S. Equities Fund                III                  5.78%


CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2003.


         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years, the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:


                                 Gross        Reduction         Net
                                 -----        ---------         ---
U.S. CORE FUND

Year ended 2/28/02            $ 9,046,063    $   630,859    $ 8,415,204
Year ended 2/28/01             10,479,887        725,580      9,754,307
Year ended 2/29/00             11,161,595        738,607     10,422,988

TOBACCO-FREE CORE FUND

Year ended 2/28/02            $ 1,116,757    $   144,739    $   972,018
Year ended 2/28/01                983,545        137,083        846,462
Year ended 2/29/00                855,754        135,558        720,196

VALUE FUND

Year ended 2/28/02            $ 1,127,722    $   135,730    $   991,992
Year ended 2/28/01              1,015,443        108,675        906,768
Year ended 2/29/00                996,644        102,057        894,587

                                                   Gross        Reduction         Net
                                                   -----        ---------         ---
INTRINSIC VALUE FUND

Year ended 2/28/02                              $   310,176    $    85,382    $   224,794
Year ended 2/28/01                                  152,686         78,996         73,690
Commencement of Operations                           76,163         57,918         18,245
(8/2/99) - 2/29/00

GROWTH FUND

Year ended 2/28/02                              $   376,301    $    82,077    $   294,224
Year ended 2/28/01                                  543,233        110,683        432,550
Year ended 2/29/00                                  579,315        101,280        478,035

SMALL CAP VALUE FUND

Year ended 2/28/02                              $   998,099    $   134,464    $   863,635
Year ended 2/28/01                                1,005,880        180,267        825,613
Year ended 2/29/00                                1,119,033        196,165        922,868

SMALL CAP GROWTH FUND

Year ended 2/28/02                              $    62,029    $    62,029    $         0
Year ended 2/28/01                                  153,413         86,071         67,342
Year ended 2/29/00                                  430,598        142,477        288,121

REAL ESTATE FUND

Year ended 2/28/02                              $   836,718    $    74,788    $   761,930
Year ended 2/28/01                                  713,588         69,761        643,827
Year ended 2/29/00                                  705,890         73,067        632,823

TAX-MANAGED U.S. EQUITIES FUND

Year ended 2/28/02                              $    50,506    $    50,506    $         0
Year ended 2/28/01                                   32,711         32,711              0
Year ended 2/29/00                                   36,665         36,665              0

TAX-MANAGED SMALL COMPANIES FUND

Year ended 2/28/02                              $   197,764    $    73,135    $   124,629

                                                   Gross        Reduction         Net
                                                   -----        ---------         ---
Year ended 2/28/01                                  221,127         68,649        152,478
Commencement of Operations                          148,043         55,780         92,263
(6/1/99) through 2/29/00

INTERNATIONAL DISCIPLINED EQUITY FUND

Commencement of Operations                      $    13,823    $    13,823    $         0
(1/29/02) through 2/28/02

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/02                              $ 7,578,601    $ 1,354,121    $ 6,224,480
Year ended 2/28/01                                9,826,264      1,517,826      8,308,438
Year ended 2/29/00                               13,366,668      2,144,089     11,222,579

INTERNATIONAL GROWTH FUND

Commencement of Operations (11/30/01)           $    78,075    $    78,075    $         0
through 2/28/02

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/02                              $   317,797    $   317,797    $         0
Year ended 2/28/01                                  645,488        450,137        195,351
Year ended 2/29/00                                  886,758        536,312        350,446

FOREIGN FUND

Year ended 2/28/02                              $ 7,274,098    $ 1,084,904    $ 6,189,194
Year ended 2/28/01                                7,255,446      1,118,314      6,137,132
Year ended 2/29/00                                7,261,054      1,196,212      6,064,842

FOREIGN SMALL COMPANIES FUND

Year ended 2/28/02                              $   669,121    $   243,762    $   425,359
Commencement of Operations                          197,911        121,801         76,110
(6/30/00) though 2/28/01

                                                   Gross        Reduction         Net
                                                   -----        ---------         ---
INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/02                              $ 1,303,574    $   469,367    $   834,207
Year ended 2/28/01                                1,038,239        372,419        665,820
Year ended 2/29/00                                1,000,168        395,818        604,350

EMERGING MARKETS FUND

Year ended 2/28/02                              $ 8,842,173    $   186,056    $ 8,656,117
Year ended 2/28/01                                8,654,651        237,151      8,417,500
Year ended 2/29/00                                8,754,687        296,467      8,458,220

EMERGING COUNTRIES FUND

Year ended 2/28/02                              $   315,128    $    83,437    $   231,691
Year ended 2/28/01                                  359,947         81,883        278,064
Year ended 2/29/00                                  336,947         86,122        250,825

ASIA FUND

Year ended 2/28/02                              $   806,840    $    85,894    $   720,946
Year ended 2/28/01                                  877,149         79,077        798,072
Year ended 2/29/00                                   28,350         84,198        844,152

TAX-MANAGED INTERNATIONAL EQUITIES FUND

Year ended 2/28/02                              $   391,476    $   294,539    $    96,937
Year ended 2/28/01                                  520,892        324,560        196,332
Year ended 2/29/00                                  411,732        261,860        149,872

DOMESTIC BOND FUND

Year ended 2/28/02                              $   163,964    $    84,907    $    79,057
Year ended 2/28/01                                  160,788         72,412         88,376
Year ended 2/29/00                                  170,540         80,033         90,507

CORE PLUS BOND FUND

Year ended 2/28/02                              $   536,527    $   191,604    $   344,923
Year ended 2/28/01                                  263,280        130,212        133,068
Year ended 2/29/00                                  309,352         22,918         86,434

                                                   Gross        Reduction         Net
                                                   -----        ---------         ---
INTERNATIONAL BOND FUND

Year ended 2/28/02                              $   420,962    $   179,636    $   241,326
Year ended 2/28/01                                  376,243        148,491        227,752
Year ended 2/29/00                                  417,278         65,415         51,863

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/02                              $    41,947    $    41,947    $         0
Year ended 2/28/01                                  725,364        208,577        516,787
Year ended 2/29/00                                  781,487        238,584        542,903

GLOBAL BOND FUND

Year ended 2/28/02                              $   528,110    $   218,049    $   310,061
Year ended 2/28/01                                  421,528        181,236        240,292
Year ended 2/29/00                                   65,979         44,660        221,319

EMERGING COUNTRY DEBT FUND

Year ended 2/28/02                              $ 3,461,906    $   167,120    $ 3,294,786
Year ended 2/28/01                                3,469,039        303,930      3,165,109
Year ended 2/29/00                                2,943,719        252,112      2,691,607

SHORT-TERM INCOME FUND

Year ended 2/28/02                              $    19,439    $    19,439    $         0
Year ended 2/28/01                                   20,370         20,370              0
Year ended 2/29/00                                   25,341         25,341              0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/02                              $   128,250    $   128,250    $         0
Year ended 2/28/01                                  258,902        258,902              0
Year ended 2/29/00                                  253,727         53,727              0

                                                   Gross        Reduction         Net
                                                   -----        ---------         ---
INFLATION INDEXED BOND FUND

Year ended 2/28/02                              $    90,483    $    84,673    $     5,810
Year ended 2/28/01                                   60,046         60,046              0
Year ended 2/29/00                                   41,797         41,797              0

EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/02                              $         0    $         0    $         0
Year ended 2/28/01                                        0              0              0
Year ended 2/29/00                                        0              0              0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/02                              $         0    $         0    $         0
Year ended 2/28/01                                        0              0              0
Year ended 2/29/00                                        0              0              0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/02                              $         0    $         0    $         0
Year ended 2/28/01                                        0              0              0
Year ended 2/29/00                                        0              0              0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/02                              $         0    $         0    $         0
Year ended 2/28/01                                        0              0              0
Year ended 2/29/00                                        0              0              0

                                                   Gross        Reduction         Net
                                                   -----        ---------         ---
GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/02                              $         0    $         0    $         0
Year ended 2/28/01                                        0              0              0
Year ended 2/29/00                                        0              0              0

U.S. SECTOR FUND

Year ended 2/28/02                              $       866    $       866    $         0
Year ended 2/28/01                                    2,537          2,537              0
Year ended 2/29/00                                   46,391         46,391              0



In the event that the Manager ceases to be the Manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.


         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, in the last three fiscal years each Fund paid GMO the following amounts (after reimbursement by GMO):

                                                March 1, 1999       March 1, 2000       March 1, 2001
                                                    Through            Through             Through
                                               February 29, 2000  February 28, 2001   February 28, 2002
                                               -----------------  -----------------   -----------------
U.S. Core Fund                                    $4,407,831          $4,200,494          $3,595,918
Tobacco-Free Core Fund                               388,979             447,066             437,153
Value Fund                                           324,993             331,123             367,700
Intrinsic Value Fund                                  34,620              69,403             140,989
Growth Fund                                          263,325             246,924             171,046
Small Cap Value Fund                                 508,651             457,218             453,681
Small Cap Growth Fund                                195,726              69,733              28,195
Real Estate Fund                                     196,081             198,219             232,422
Tax-Managed U.S. Equities Fund                        16,666              14,869              22,957
Tax-Managed Small Companies Fund                      40,375              60,307              53,936
International Disciplined Equity Fund(a)                  --                  --               5,183
International Intrinsic Value Fund                 3,478,692           2,624,277           1,995,630
International Growth Fund(b)                              --                  --              21,687
Currency Hedged International                        198,588             144,922              54,121
    Equity Fund
Foreign Fund                                       1,768,087           1,770,412           1,791,397
Foreign Small Companies Fund                              --              42,410             143,383
International Small Companies Fund                   250,044             259,560             325,894
Emerging Markets Fund                              1,461,556           1,392,256           1,408,844
Emerging Countries Fund                               77,765              83,066              72,726
Asia Fund                                            171,917             162,435             149,406
Tax-Managed International Equities                   114,370             144,693             108,743
     Fund
Domestic Bond Fund                                   255,809             241,182             245,946
Core Plus Bond Fund                                  185,609             154,138             309,645
International Bond Fund                              250,367             220,399             241,241
Currency Hedged International Bond                   468,892             435,210              24,127
    Fund
Global Bond Fund                                     288,931             325,230             400,082
Emerging Country Debt Fund                         1,061,617           1,193,586           1,213,249
Short-Term Income Fund                                76,023              61,111              58,315
Global Hedged Equity Fund                              8,662              11,974               5,318
Inflation Indexed Bond Fund                           62,695              90,070             135,724
Emerging Country Debt Share Fund                           0                   0                   0
International Equity Allocation Fund                       0                   0                   0
World Equity Allocation Fund                               0                   0                   0
Global (U.S.+) Equity Allocation                           0                   0                   0
   Fund
Global Balanced Allocation Fund                            0                   0                   0
U.S. Sector Fund                                           0                   0                   3



(a) Shareholder servicing fees for the Fund reflect fees paid by the Fund to GMO from the Fund's commencement of operations on January 29, 2002 through February 28, 2002.



(b) Shareholder servicing fees for the Fund reflect fees paid by the Fund to GMO from the Fund's commencement of operations on November 30, 2001 through February 28, 2002.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto).

         Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:


                                        March 1, 1999      March 1, 2000       March 1, 2001
                                           Through             Through             Through
                                      February 29, 2000   February 28, 2001   February 28, 2002
                                      -----------------   -----------------   -----------------
U.S. Core Fund                             $3,385,122         $3,138,091         $4,011,978
Tobacco-Free Core Fund                        293,723            314,138            500,744
Value Fund                                    728,107            805,517            938,312
Intrinsic Value Fund                           16,196             50,965            162,077
Growth Fund                                    81,237            180,021            318,261
Small Cap Value Fund                          690,450            880,659            649,491
Small Cap Growth Fund                         409,182            211,175             75,391
Real Estate Fund                               95,220            100,996            118,883
Tax-Managed U.S. Equities Fund                  5,617             20,728             26,062
Tax-Managed Small Companies                    96,276            196,916             79,962
      Fund
International Disciplined Equity                                                      7,470
    Fund(a)
International Intrinsic Value Fund          3,416,885          1,874,882          1,222,132
International Growth Fund(b)                                                         35,943

Currency Hedged International                 269,798            105,183             16,681
      Equity Fund
Foreign Fund                                2,242,126          2,055,646          1,382,979
Foreign Small Companies Fund                       --             81,462            301,543
International Small Companies                 195,830            191,406            186,997
      Fund

                                          March 1, 1999       March 1, 2000    March 1, 2001
                                             Through             Through           Through
                                        February 29, 2000  February 28, 2001  February 28, 2002
                                        -----------------  -----------------  -----------------
Emerging Markets Fund                       7,151,287           7,202,353         6,127,179
Emerging Countries Fund                       600,235             347,360           317,735
Asia Fund                                   1,188,954             934,345           448,946
Tax-Managed International                     105,176             142,619            83,829
      Equities Fund
Domestic Bond Fund                             25,903              33,506            32,442
Core Plus Bond Fund                            33,858              81,476            60,752
International Bond Fund                        31,558                                22,991
Currency Hedged International                  62,086                                 2,038
      Bond Fund
Global Bond Fund                               33,865                                36,748
Emerging Country Debt Fund                     53,772                                23,322
Short-Term Income Fund                             --                  --                --
Global Hedged Equity Fund                      23,883              29,875            49,720
Inflation Indexed Bond Fund                        --                  --                --
Emerging Country Debt Share                        --                  --                --
  Fund
International Equity Allocation                    --                  --                --
  Fund
World Equity Allocation Fund                       --                  --                --
Global (U.S.+) Equity Allocation                   --                  --                --
   Fund
Global Balanced Allocation Fund                    --                  --                --
U.S. Sector Fund                                   --                  --                --



(a) Brokerage commissions for the Fund reflect commissions generated from the Fund's commencement of operations on January 29, 2002 through February 28, 2002.



(b) Brokerage commissions for the Fund reflect commissions generated from the Fund to GMO from the Fund's commencement of operations on November 30, 2001 through February 28, 2002.


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES


         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on the last day of February.



         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International

Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; U.S. Sector Fund; Pelican Fund; Alpha LIBOR Fund; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.


         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the affect of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.


         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


         On June 3, 2002 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:



FUND                                                  SHAREHOLDERS
----                                                  ------------
GMO Growth Fund                                       Surdna Foundation Inc
                                                      Attn Mark De Venoge
                                                      330 Madison Avenue 30th Floor
                                                      New York, NY  10017-5001

                                                      The Northern Trust Company, Trustee of The
                                                      Aerospace Corporation Employees
                                                      Retirement Plan Trust
                                                      Attn Mutual Funds
                                                      P.O. Box 92956

FUND                                                  SHAREHOLDERS
----                                                  ------------
                                                      Chicago, IL  60675

GMO Value Fund                                        Leland Stanford Junior University II
                                                      Stanford Management Company
                                                      2770 Sand Hill Road
                                                      Menlo Park, CA  94025

GMO Short-Term Income Fund                            Bost & Co A/C NYXF1049822
                                                      (Verizon-STIF)
                                                      Mutual Funds Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198

GMO Small Cap Value Fund                              Bost & Co A/C WFHF6202002
                                                      FBO The Hewlett Foundation
                                                      Attn Mutual Funds Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198

GMO U.S. Sector Fund                                  Wadsworth Atheneum Museum of Art
                                                      Attn David Baxter
                                                      600 Main Street
                                                      Hartford, CT  06103

GMO International Bond Fund                           Bost & Co A/C NYXF1049812
                                                      (Verizon-IBF)
                                                      Mutual Funds Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198

                                                      Saturn & Co A/C 4600712
                                                      c/o Investors Bank & Trust Co TR
                                                      FBO The John Hancock Financial Service Inc
                                                      Pension Plan
                                                      P.O. Box 9130 FPG90
                                                      Boston, MA 02117-9130

GMO Small Cap Growth Fund                             Bost & Co A/C WFHF6202002
                                                      FBO The Hewlett Foundation
                                                      Attn Mutual Funds Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198

GMO Domestic Bond Fund                                Trust for Millipore Corporation
                                                      Invested Employee Plans - DBF
                                                      Attn Sandra Silvestro
                                                      80 Ashby Road M/S E4H
                                                      Bedford, MA  01730

FUND                                                  SHAREHOLDERS
----                                                  ------------
GMO Currency Hedged International Bond Fund           Metropolitan Opera Association Inc
                                                      Attn Ms Freda Gimpel
                                                      Metropolitan Opera Association Inc
                                                      Lincoln Center Rm 423A Finance Dept
                                                      New York, NY 10023

                                                      GMO Global Balanced Allocation Fund
                                                      Attn Ms Julie Coady
                                                      c/o Gmo
                                                      40 Rowes Wharf
                                                      Boston, MA  02110

GMO Currency Hedged International Equity Fund         The Edna McConnell Clark Foundation Inc
                                                      Attn Mr. Ralph Stefano
                                                      Director of Finance
                                                      250 Park Avenue
                                                      New York, NY  10177-0026

GMO Global Bond Fund                                  Fresno County Employees' Retirement Association
                                                      Attn Gary W Peterson
                                                      P.O. Box 1247
                                                      2281 Tulare Street
                                                      Fresno, CA  93715

GMO World Balanced Allocation Fund                    Mars & Co (Bridgewater College)
                                                      c/o Investors Bank & Trust
                                                      P.O. Box 9130
                                                      Boston, MA  02117

GMO Global (U.S. +) Allocation Fund                   Bost & Co
                                                      Yale Trusts
                                                      P.O. Box 534005
                                                      Pittsburgh, PA  15253-4005

GMO Core Plus Bond Fund                               Bost & Co A/C NYXF174740
                                                      (Verizon-Core Plus)
                                                      Attn Mutual Funds Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198

GMO Emerging Countries Fund                           Duke University Long-Term
                                                      (Endowment) Pool - Emerging
                                                      c/o Duke Management Company
                                                      2200 W. Main St., Suite 1000
                                                      Durham, NC  27705

GMO Asia Fund                                         Princeton University TR

FUND                                                  SHAREHOLDERS
----                                                  ------------
                                                      Attn John D Sweeney
                                                      P.O. Box 35
                                                      Princeton, NJ  08544

GMO Tax-Managed U.S. Equities Fund                    Alexander Family Trust
                                                      c/o Groves-Alexander
                                                      700 N. St. Mary's St. #1200
                                                      San Antonio, TX  78205

GMO Tax-Managed International Equities Fund           Gordon Family Trust
                                                      1325 Airmotive Way Suite 264
                                                      Reno NV  89502

                                                      The Northern Trust TR
                                                      Mars Benefit Trust
                                                      P.O. Box 92956
                                                      Chicago, IL  60675

GMO Intrinsic Value Fund                              Princeton University TR
                                                      Attn John D Sweeney
                                                      P.O. Box 35
                                                      Princeton, NJ  08544

GMO Emerging Country Debt Share Fund                  Sprint Corporate Master Trust
                                                      6220 Sprint Parkway
                                                      Overland Park, KS  66251

GMO Tax-Managed Small Companies Fund                  Bost & Co A/C WBHF7000702
                                                      FBO WB Hilton Crut
                                                      Mutual Funds Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198

GMO Foreign Small Companies Fund                      The University of Chicago
                                                      Attn Regina Manikowski
                                                      450 N. Cityfront Plaza Drive Suite 440
                                                      Chicago, IL  60611

GMO International Disciplined Equity Fund             Mac & Co A/C KREF0756022
                                                      Kresge Foundation
                                                      Attn Mutual Fund Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198

                                                      Northern Trust Company as Custodian FB
                                                      The Nathan Cummings Foundation
                                                      A/C 26-32949
                                                      P.O. Box 92956

FUND                                                  SHAREHOLDERS
----                                                  ------------
                                                      Chicago, IL  60675-2956

GMO International Growth Fund                         Bost & Co A/C NYXF1776502
                                                      (Verizon-Intl Growth)
                                                      Mutual Funds Operations
                                                      P.O. Box 3198
                                                      Pittsburgh, PA  15230-3198


As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S. Core Fund as of June 3, 2002:



              Name and Address                                      % Ownership
              ----------------                                      -----------
Wheeler & Co. f/b/o The Hyams Foundation, Inc.                         13.8
Hutchins Wheeler & Dittmar
Attn.:  Mr. James T. Robinson
101 Federal Street
Boston, MA  02110

Mac & Co. A/C RHFF0207002                                               9.6
(Rose Hills Fdn.)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  1523-03198

Charles Schwab & Co. Inc.                                               8.5
Special Custody Account - NSCC
101 Montgomery Street
Attn.:  Mutual Funds
San Francisco, CA  94104

The Trustees of Reservations General Endowment                          8.1
572 Essex Street
Beverly, MA  01915

The Clowes Fund Inc                                                     6.6
Attn Beth Casselman
320 N. Meridian St #316
Indianapolis, IN  46204



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of June 3, 2002:

           Name and Address                                        % Ownership
           ----------------                                        -----------
Yale University                                                        23.6
230 Prospect Street
Attn: Theodore D. Seides
New Haven, CT 06511

Bost & Co. A/C WFHF6202002                                             20.1
FBO The Hewlett Foundation
Attn: Mutual Funds Operations
PO Box 3198
Pittsburgh, PA 15230-3198

Employee Retirement Plan of Safeway In                                 18.5
5918 Stoneridge Mall Road
Pleasanton, CA 94588-3229

University of Rochester                                                18.1
Attn.:  Joyce A. Johnson
Wallis Hall, Suite 263
River Campus Box 270012
Rochester, NY  14627-0012

Duke University Long Term Endowment PO                                  8.4
2200 West Main Street
Suite 1000
Attn.:  Portfolio Accounting
Durham, NC  27705

Corning Retirement Master Trust                                         6.9
Attn.:  Mr. Robert J Grassi
Director Investment Services
Corning Inc
One Riverfront Plaza HQ-E2
Corning, NY  14831-0001



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of the U.S. Core Fund as of June 3, 2002:



    Name and Address                                               % Ownership
    ----------------                                               -----------
NRECA                                                                  92.7
Attn Patricia A Murphy
Investment Division
4301 Wilson Boulevard
RS18-305
Arlington, VA  22203-1860

Mr. Peter Manley                                                        7.3
GMO US Core Equity Trust
Level 7  2 Bulletin Place
Sydney, NSW Australia  2000

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of June 3, 2002:



         Name and Address                                          % Ownership
         ----------------                                          -----------
Memorial Sloan-Kettering Cancer Center                                 42.9
1275 York Avenue
New York, NY  10021

Trustees of Columbia University in the City of New York-Global         12.3
Columbia University
475 Riverside Drive, Suite 401
New York, NY  10115

Tufts Associated Health Maintenance Organization Inc.                  11.5
353 Wyman Street
Waltham, MA  02454

The Boston Foundation, Inc.                                            10.3
75 Arlington Street 10th Floor
Boston, MA  02116

The Flinn Foundation                                                    8.9
Attn.:  Don Snider
1802 North Central Avenue
Phoenix, AZ  85004-1506



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Tobacco-Free Core Fund as of June 3, 2002:



         Name and Address                                          % Ownership
         ----------------                                          -----------
Northern Trust Company Custodian FBO                                   29.3
Mayo Foundation (General) A/C # 26-1024
Attn Mr Harry Hoffman
P.O. Box 92956
Chicago, IL  60675

Northern Trust Company as Trustee FBO                                  27.3
Mayo Foundation (Pension) A/C # 22-06943
Attn Mr Harry Hoffman
P.O. Box 92956
Chicago, IL  60675

Dewitt Wallace-Reader's Digest Fund, Inc                               23.3
Two Park Avenue, 23rd Floor
Attn Rob D Nagel
New York, NY  10016

Lila Wallace-Reader's Digest Fund, Inc                                 20.0
Two Park Avenue, 23rd Floor
Attn Rob D Nagel
New York, NY  10016

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of June 3, 2002:



         Name and Address                                          % Ownership
         ----------------                                          -----------
Leland Stanford Junior University II                                   63.0
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025

Leland Stanford Junior University I                                     9.1
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Intrinsic Value Fund as of June 3, 2002:



        Name and Address                                           % Ownership
        ----------------                                           -----------
Princeton University Tr                                                71.3
Attn John D. Sweeney
P.O. Box 35
Princeton, NJ 08544

Claremont Graduate University                                           8.7
Attn Jennifer Stockton
150 East 10th
Harper 161
Claremont, CA  91711

Portland Museum of Art                                                  8.4
Seven Congress Square
Portland, ME  04101

Wendling Foundation                                                     5.4
Attn Mr Willard Cook Treasurer
59 Bank Street
New York, NY  10014-5921



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of June 3, 2002:



               Name and Address                                    % Ownership
               ----------------                                    -----------
Surdna Foundation Inc.                                                 44.3
Attn:  Mark De Venoge
330 Madison Avenue 30th Floor
New York, NY 10017-5001

 The Northern Trust Company, Trustee of The Aerospace                  37.9
       Corporation Employees Retirement Plan Trust
Attn:  Mutual Funds
P.O. Box 92956

               Name and Address                                    % Ownership
               ----------------                                    -----------
Chicago, IL 60675

Fleet National Bank TTEE                                                7.9
FBO Town of Groton Pension Plan
Attn:  1983667010
P.O. Box 92800
Rochester, NY  14692-8900



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of June 3, 2002:



                      Name and Address                             % Ownership
                      ----------------                             -----------
Bost & Co A/C WFHF6202002                                              30.9
FBO the Hewlett Foundation
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Trustees of Columbia University in the City of New York-Global          6.8
Columbia University
475 Riverside Drive - Suite 401
New York, NY 10115

Surdna Foundation Inc Global AA                                         6.1
Attn Mark De Venoge
330 Madison Avenue 30th Floor
New York, NY  10017-5001

Conrad N. Hilton Foundation                                             5.8
100 West Liberty Street - Suite 840
Reno, NV 89501

Claremont Graduate University                                           5.2
Attn Jennifer Stockton
150 East 10th
Harper 161
Claremont, CA  91711

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of June 3, 2002:



       Name and Address                                            % Ownership
       ----------------                                            -----------
Bost & Co A/C WFHF6202002                                              64.5
FBO the Hewlett Foundation
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Claremont Graduate University                                          10.3
Attn; Jennifer Stockton
150 East 10th
Harper 161
Claremont, CA 91711

Surdna Foundation Inc. Global AA                                        9.5
Attn: Mark De Venoge
330 Madison Avenue 30th Floor
New York, NY 10017-5001



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Real Estate Fund as of June 3, 2002:



                         Name and Address                            % Ownership
                         ----------------                            -----------
JP Morgan Chase Bank as Directed Trustee for the Corning Retirement      12.5
Master Trust AA
One Riverfront Plaza
MP-HQ-E2-34
Corning, NY  14831

Bost & Co A/C WFHF6202002                                                10.7
FBO the Hewlett Foundation
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Phillips Exeter Academy                                                  10.1
Attn: Joseph E. Fellows
20 Main Street

                         Name and Address                            % Ownership
                         ----------------                            -----------
Exeter, NH 03833-2460

The Edna McConnell Clark Foundation                                       9.9
Attn Mr Ralph Stefano Director of Finance
250 Park Avenue
New York, NY  10177-0026

Trustees of Columbia University in the City of New York-Global            5.9
Columbia University
475 Riverside Drive, Suite 401
New York, NY  10115

Conrad N. Hilton Foundation                                               5.6
100 West Liberty Street - Suite 840
Reno, NV 89501

GMO Global Balanced Allocation Fund                                       5.2
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA 02110



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed U.S. Equities Fund as of June 3, 2002:



               Name and Address                                      % Ownership
               ----------------                                      -----------
Alexander Family Trust                                                   26.0
c/o Groves-Alexander
700 N. St Mary's St #1200
San Antonio, TX  78205

Goulstorrs and Co Inc PS Trust                                           21.5
Attn David Cormier
400 Atlantic Avenue
Boston, MA  02110-3333

Fleet National Bank Metcalf FBO Various Accounts Cash Reinvest           14.8
P.O. Box 92800
Rochester, NY 14692-8900

Goulstorrs and Co Inc SS Grat 09                                          9.2
Attn David Cormier
400 Atlantic Avenue
Boston, MA  02110-3333

Goulstorrs and Co Inc AB Grat 14                                          7.0
Attn David Cormier
400 Atlantic Avenue
Boston, MA  02110-3333

Cormorant Fund                                                            5.8
c/o GMO
40 Rowes Wharf
Boston, MA 02110

Janet H. Geary                                                            5.5
1211 SW 5th Ave.

               Name and Address                                      % Ownership
               ----------------                                      -----------
Suite 2980
Portland, OR 97204



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed Small Companies Fund as of June 3, 2002:




                  Name and Address                                   % Ownership
                  ----------------                                   -----------
Bost & Co A/C WBHF7000702                                                28.6
FBO WB Hilton Crut
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

The Noah T. Herndon Trust 1999                                           10.8
Douglas A. Donahue Trustee
Brown Brothers Harriman and Co
Attn: Mr. Douglas A. Donahue Trustee
40 Water Street
Boston, MA 02109

S. Parker Gilbert & Robert M. Pennoyer TR U/ART 11 (G) FBO                9.1
     George W. Merck
Attn: Janet Blakeman
Patterson Belknap Webb & Tyler
1133 Avenue of the Americas
New York, NY 10036

Strafe & Co. FAO T/W                                                      7.2
John G. Stoll - Residuary
BIN # 3401079200
P.O. Box 160
Westerville, OH 43086-0160

Serena M Hatch                                                            5.1
c/o Francis W Hatch
Box 2189
Manchester Center, VT  05255

Judith M Buechner                                                         5.1
3572 State Route 315
Pawlet, VT  05761



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Intrinsic Value Fund as of June 3, 2002:

                  Name and Address                                   % Ownership
                  ----------------                                   -----------
Sisters of The Holy Cross Inc.                                           28.0
c/o Sister Mary Eliza Martin CSC
General Treasurer
313 Bertrand Hall Saint Marys
Notre Dame,  IN 46556-5000

MD CO FBO Memorial Drive Trust                                           22.2
c/o MDT Advisors Inc
Attn Kelly Corwin
125 Cambridge Park Dr
Cambridge, MA  02140-2314

Marshall & Ilsey Trust FBO                                               19.0
Medical College of Wisconsin
Attn Mutual Fund Operations
1000 N Water Street 14th Floor
Milwaukee, WI  53202

Jupiter & Co                                                             10.2
c/o Investors Bank & Trust
Attn Michael Guimares
P.O. Box 9130 FPG 90
Boston, MA  02117

Barnard College                                                           8.7
Attn Gary F Smith
Controller
3009 Broadway
New York, NY  10027



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Intrinsic Value Fund as of June 3, 2002:



                  Name and Address                                   % Ownership
                  ----------------                                   -----------
Milwaukee County Employees Retirement System                             8.0
Attn Mr Steven Vo
Mellon Trust
135 Santilli Highway Mail Zone 026003
Everett, MA  02149-1906

MAC & Co A/C IIIF2193342                                                 6.3
FBO ISPAT Inland Inc.
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Charles Schwab & Co Inc                                                  6.0
Special Custody Account for Exclusive Benefit of Customers
101 Montgomery St
Attn Mutual Funds
San Francisco, CA  94104

Bankers Trust Company as Trustee of Invensys                             5.9
Master Retirement Trust

                  Name and Address                                   % Ownership
                  ----------------                                   -----------
Attn James H Young
Deutsche Bank
100 Plaza One MS 3047
Jersey City, NJ  07311

Houston Endowment Inc                                                    5.5
600 Travis Suite 6400
Houston, TX  77002-3007



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Intrinsic Value Fund as of June 3, 2002:



                     Name and Address                                % Ownership
                     ----------------                                -----------
State Street Bank as Trustee of the EDS Retirement Plan-SSB EPAC         49.2
PMI Value Index Mandate
State Street Bank & Trust Co
Attn: Laura Mears
P.O. Box 1992
Boston, MA 02105-1992

President and Fellows of Harvard College                                 22.4
c/o Harvard Management Company
600 Atlantic Avenue
Boston, MA  02210

Trustees of Columbia University in the City of New York-Global           16.3
Columbia University
475 Riverside Drive - Suite 401
New York,  NY 10115

Retirement Plan for Staff Employees of Yale University                    5.8
230 Prospect Street
New Haven, CT  06511



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Equity Fund as of June 3, 2002:



             Name and Address                                        % Ownership
             ----------------                                        -----------
The Edna McConnell Clark Foundation IN                                   48.1
Attn: Mr. Ralph Stefano
Director of Finance
250 Park Avenue
New York, NY 10177-0026

GMO Global Balanced Allocation Fund                                      22.1
Attn: Ms. Julie Coady
C/O GMO
40 Rowes Wharf
Boston, MA 02110

World Wildlife Fund                                                       8.4

             Name and Address                                        % Ownership
             ----------------                                        -----------
Attn Mr David Rada Financial Officer
1250 24th Street NW, Suite 500
Washington, DC  20037-1175

Maximilian E & Marion O Hoffman Foundation                                6.6
Suite 203
970 Farmington Ave
West Hartford, CT  06107

St Mark's School                                                          6.4
Attn Robert D Meyer Business Manager
25 Marlborough Road
Southborough, MA  01772-9105



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June 3, 2002:



                  Name and Address                                   % Ownership
                  ----------------                                   -----------
Harris County Hospital District Pension Plan                             19.7
Attn Clifford J Bottoms SR VP & CFO
2525 Holly Hall
Houston, TX  77054

Bankers Trust Company of the Southwest FBO Texas Children's Hospital     15.1
P.O. Box 9014
Church Street Station
New York, NY  10008

Strafe & Co for the Account of Owensbo                                   13.6
Mercy  Health System for Grantham  Mayo
Account 3402815000
P.O. Box 0160
Westerville, OH 43086-0160

American Committee for the Weizmann Institute of Science Inc             11.1
Attn: Henry Pavony
130 East 59th Street
10th Floor
New York,  NY 10022

Suntrust Bank Inc Cust for City of Fairfax Retirement Plan GMO           6.2
Attn A/C #7003302-7039978
P.O. Box 105870-Ctr 3144
Atlanta, GA  30348-5870

Charles Schwab & Co Inc.                                                 5.2
Special Custody Account - NSCC
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA 94104

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June 3, 2002:



        Name and Address                                     % Ownership
        ----------------                                     -----------
Hershey Trust Company                                             10.5
Trustee for Milton Hershey School
P.O. Box 445
100  Mansion Road East
Hershey, PA 17033

University of Pennsylvania                                         9.3
Attn: Roberta Bell
3535 Market Street
Suite 500
Philadelphia, PA 19104-3309

Metropolitan Museum of Art                                         7.3
Attn: Mr.  Steve Berstler
Chief  Investment Officer
Fifth Avenue at 82nd Street
New York, NY 10028-0198

Swarthmore College - Foreign                                       7.0
500 College Ave
Swarthmore, PA 19081-1397

The University of Chicago                                          5.9
Attn Regina Manikowski
450 N Cityfront Plaza Drive Suite 440
Chicago, IL  60611

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June 3, 2002:



        Name and Address                                     % Ownership
        ----------------                                     -----------
Princeton University Tr                                           38.5
Attn: John D.Sweeney
P.O. Box 35
Princeton,  NJ 08544

President and Fellows of Harvard College                          36.0
C/o Harvard Management Company
600 Atlantic Avenue
Boston, MA  02210

Dewitt Wallace-Reader's Digest Fund-Intl Inc.                     11.4
Two Park Avenue 23rd Floor
Attn: Rob D. Nagel
New York, NY 10016

Lila Wallace-Reader's Digest Fund-Intl Inc.                        9.7
Two Park Avenue 23rd Floor
Attn: Rob D. Nagel
New York, NY 10016



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Small Companies Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
The University of Chicago                                            37.0
Attn Regina Manikowski
450 N Cityfront Plaza Drive Suite 440
Chicago, IL  60611

Princeton University Tr                                              18.5
Attn: John D. Sweeney
P.O. Box 35
Princeton, NJ 08544

Northern Trust Company as Trustee FBO FMC Technologies Inc           14.6
Master Retirement Trust A/C #22-07411 (FORS)
Attn Mutual Fund Ops
P.O. Box 92956
Chicago, IL  60675-2956

Baylor University                                                    13.0
Attn Jonathan Hook
700 S University Parks Drive Suite 700
Waco, TX  76706

Northern Trust Company Custodian FBO CD International Small           6.3
Cap Trust A/C # 26-12287
Attn Special Assets-Trade
P.O. Box 92956
Chicago, IL  60675

        Name and Address                                         % Ownership
        ----------------                                         -----------
University of Minnesota Foundation                                    6.1
University Gateway Center
200 Oak Street SE Suite 225
Minneapolis, MN  55454-1020



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Yale University                                                      23.3
230 Prospect Street
Attn: Theodore D. Seides
New Haven, CT 06511

Princeton University TR                                              15.5
Attn: John D. Sweeney
P.O. Box 35
Princeton,  NJ 08544

Boston & Co A/C NYXF1049682 (Verizon SCA Mutual Fund                  7.5
Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Partners Healthcare System Inc. Pooled Investment Accounts            6.5
Long Term Pool #
Attn William N Donovan
101 Merrimac Street
Treasury - 4th Floor
Boston, MA  02114

The Edna McConnell Clark Foundation                                   5.7
Attn Mr Ralph Stefano
Director of Finance
250 Park Avenue
New York, NY  10177-0026



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Charles Schwab & Co Inc.                                            20.3
FBO 51055025
Amherst, MA 01002
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co Inc.                                            10.6
FBO 50389414
Boston, MA 02116
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

        Name and Address                                         % Ownership
        ----------------                                         -----------
John D & Catherine T MacArthur Foundation                            7.3
Attn Lawrence L Landry
140 South Dearborn, Suite 1100
Chicago, IL   60603

Charles Schwab & Co. Inc.                                            7.2
FBO 87135695
Sudbury, MA 01776
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co. Inc.                                            6.7
FBO 86957261
San Luis OBISPO,
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co. Inc.                                            6.3
FBO 57615172
Indian Wells,
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Duke University Long-Term (Endowment) Pool - Emerging                6.2
c/o Duke Management Company
2200 W. Main St, Suite 1000
Durham, NC  27705

Charles Schwab & Co. Inc.                                            6.1
FBO 54301935
Shelburne, VT  05482-6304
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co. Inc.                                            5.9
FBO 87139478
Waltham, MA 02454-0224
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June 3, 2002:

        Name and Address                                         % Ownership
        ----------------                                         -----------
Princeton University Tr                                             28.3
Attn John D. Sweeney
P.O. Box 35
Princeton, NJ 08544

Leland Stanford Junior                                              13.5
University II- AA
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025

Washington State Investment Board                                   13.0
Attn: Ms. Nancy Calkins
P.O. Box 40916
2424 Heritage Court SW
Olympia, WA 98504-0916

Central States Southeast & Southwest Areas Pension Fund             12.0
Attn Nancy J Norton
c/o JP Morgan Investment Management Inc
522 Fifth Avenue
New York, NY  10036

State Street Bank and Trust Company as Trustee of the EDS           10.7
Retirement Plan IFC Investable Mandate
P.O. Box 1992
Boston, MA  02105-1992

The Northern Trust Company as Trustee FBO Mayo Foundation            5.3
A/C 22-05192
P.O. Box 92956
Chicago, IL  60675

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Countries Fund as of June 3, 2002:

        Name and Address                                         % Ownership
        ----------------                                         -----------
Duke University Long-Term (Endowment) Pool - Emerging                34.6
c/o Duke Management Company
2200 W. Main Street, Suite 1000
Durham, NC 27705

GMO International  Equity Allocation Fund                            14.2
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA 02110

Alexander & Margaret Stewart Trust                                    9.2
Attn Mr William J Bierbower
888 17th Street W Suite 210
Washington, DC  20006

GMO Global Balanced Allocation Fund                                   8.6
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA 02110

Employees' Retirement Plan of Duke University - Emerging              7.1
c/o Duke Management Company
2200 W. Main St., Suite 1000
Durham, NC 27705

The Gerhath Revocable Trust                                           5.3
Dated September 13, 1999
Attn Ivan & Zoya Gerhath
P.O. Box 1749
Los Altos, CA  94023

The Stupski 1999-1 Charitable Remainder Unitrust                      5.3
Attn: Lawrence J. Stupski
2 Belvedere Place
Suite 110
Mill Valley, CA 94941

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asia Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Princeton University Tr                                           44.3
Attn: John D. Sweeney
P.O. Box 35
Princeton, NJ 08544

Bost & Co A/C NYXF1741182                                         16.5
(Verizon-Asia)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

The Trustees of Columbia University in the City of New            10.7
York-Dedicated Asia
Columbia University
475 Riverside Drive, Suite 401
New York, NY 10115

Leland Stanford Junior University II- AA                           8.4
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025

The Northern Trust Company as Trustee                              7.3
FBO Mayo Foundation A/C 26-07634
P.O. Box 92956
Chicago, IL 60675

The Northern Trust Company as Trustee                              7.3
FBO Mayo Foundation A/C 22-05192
P.O. Box 92956
Chicago, IL 60675



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed International Equities Fund as of June 3, 2002:

        Name and Address                                         % Ownership
        ----------------                                         -----------
Gordon Family Trust                                                  29.1
1325 Airmotive Way, Suite 264
Reno,  NV 89502

The Northern Trust TR                                                28.0
Mars Benefit Trust
P.O. Box 92956
Chicago,  IL 60675

Fleet National Bank Metcalf FBO                                       6.9
Various Accounts Cash Reinvest
P.O. Box 92800
Rochester, NY 14692-8900

Fiduciary Trust Company International                                 6.7
FBO Trust U/W DTD 12/12/96
Michael S. Currier Art 8th
FBO Karin A Griscom
P.O. Box 3199 Church Street Station
New York, NY, 10008

Blush & Co                                                            5.7
Old Meadow Partnership
Attn: Manny Diaz
P.O. Box 976
New York, NY 10268



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Trust for Millipore Corporation                                      25.9
Invested Employee Plans - DBF
Attn: Sandra Silvestro
80 Ashby Road M/S E4H
Bedford, MA 01730

GMO Global Balanced Allocation fund                                  20.8
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA 02110

World Wildlife Fund                                                   8.5
Attn: Mr. David Rada Financial Officer
1250 24th Street NW, Suite 500
Washington, DC 20037-1175

Emerson Hospital Pension                                              6.2
Rt 2 Ornac
Concord, MA  01742

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Core Plus Bond Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Bost & Co A/C NYXF174740                                            59.7
(Verizon-Core Plus)
Attn Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

The Northern Trust Company as Trustee FBO Mayo Foundation           15.4
A/C 22-05191 USB 2
P.O. Box 92956
Chicago, IL 60675

The Northern Trust Company as Trustee FBO Mayo Foundation           13.8
A/C 26-07633 USB
P.O. Box 92956
Chicago, IL 60675

GMO Global Balanced Allocation Fund                                  5.4
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA 02110



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Boston & Co A/C NYXF1049812                                          40.3
(Verizon-IBF)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Saturn & Co A/C 4600712                                              34.5
c/o Investors Bank & Trust Company
FBO The John Hancock Mutual Life
Insurance Company Pension Plan
P.O. Box 9130 FPG90
Boston, MA 02117-9130

Woods Hole Oceanographic Institution                                  8.1
Attn: Carolyn Bunker
CFO & Assoc Director of Finance and Administration
569 Woods Hole Road
Mail Stop 14
Woods Hole, MA 02543

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Bond Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Metropolitan Opera Association Inc.                                 55.4
Attn: Ms Freda Gimpel
Metropolitan Opera Assoc Inc.
Lincoln Center Rm 423A Finance Dept
New York, NY 10023

GMO Global Balanced Allocation Fund                                 34.2
Attn Ms Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Fresno County Employees'                                            41.9
Retirement Association
Attn: Gary W. Peterson
P.O. Box 1247
2281 Tulare Street
Fresno, CA 93715

Tufts Associated  Health Maintenance Organization Inc.              22.2
353 Wyman Street
Waltham, MA 02454

 The University of North Carolina At Chapel Hill                     7.0
    Foundation Investment Fund Inc. Global Fixed
    Income Account Investment Office
 308 West Rosemary St. Suite 203
 Chapel Hill, NC 27516



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June 3, 2002:




        Name and Address                                         % Ownership
        ----------------                                         -----------
GMO Emerging Country Debt Share Fund                              15.4
Attn: Rick Okerman
40 Rowes Wharf
Boston, MA 02110

Jayvee & Co for CIBC Mellon Trust Co                               7.1
Trustee of the CN Pension Trust Funds
Attn LP Constantin
320 Bay Street 6th Floor
Toronto Ontario Canada M5H 4A6
Attention Pooled Funds

        Name and Address                                         % Ownership
        ----------------                                         -----------
Private Syndicate Pty Ltd as Trustee of the Alternative              5.9
Investment Private Syndicate
Attn Mr. Peter A Norman
Level 18 321 Exhibition Street
Melbourne, Victoria 3000, Australia

Guardian Life                                                        5.7
Attn Shirley Yee
7 Hanover Square Floor 20D
New York, NY  10004



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Chase Manhattan Bank, TTEE                                          41.0
For General Motors Employees
Global Group Pension Trust
4 Chase Metrotech Center
18th Floor, Attn: Ms. Norma J. Duckson
Brooklyn, NY 11245

San Francisco City & County Retirement System                       37.6
Attn: Ted Wong
Head Accountant
30 Van Ness Avenue - Suite 3000
San Francisco, CA 94102

Bost & Co A/C NYXF1049662                                            7.0
(Verizon-ECDF)
Mutual Funds Operation
P.O. Box 3198
Pittsburgh, PA  152303198



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Boston & Co A/C NYXF1049822                                         26.0
(Verizon-STIF)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

        Name and Address                                         % Ownership
        ----------------                                         -----------
Cormorant Fund                                                      14.3
c/o GMO
40 Rowes Wharf
Boston, MA  02110

Comprehensive Care Management Corporation - Unrestricted            13.3
Attn Richard Rosen
2401 White Plains Road
Bronx, NY  10467

Comprehensive Care Management Corporation - Risk Reserve            12.3
Attn Richard Rosen
2401 White Plains Road
Bronx, NY  10467

Beth Abraham Health Services                                         9.7
Specific Purpose Funds
Attn Ira Green
c/o Stephen Mann
612 Allerton Avenue
Bronx, NY  10467

Beth Abraham Health Services                                         7.5
Third Party Liability
Attn Ira Green
c/o Stephen Mann
612 Allerton Avenue
Bronx, NY  10467

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
World Wildlife Fund                                                 23.9
Attn: Mr. David Rada Financial Officer
1250 24th Street NW, Suite 500
Washington, DC 20037-1175

Cormorant Fund                                                      20.6
c/o GMO
40 Rowes Wharf
Boston, MA 02110

Yale University Retiree Health Benefit                              14.9
Coverage Trust
230 Prospect Street
New Haven, CT 06511

The Jeremy and Hannelore Grantham Charitable Trust                  12.0
c/o GMO
40 Rowes Wharf
Boston, MA  02110

St. Mark's School                                                    9.3
Attn: Robert D. Meyer Business Manager
25 Marlborough Road
Southborough, MA 01772-9105

The Northern Trust as Trustee of the Contigroup Companies            7.4
Master Retirement Trust
Attn: Mutual Funds
50 South LaSalle Street
Chicago, IL 60675



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Bost & Co A/C NYXF1776462 (Verizon IIX)                             16.3
Attn Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Phillips Exeter Academy                                             13.1
Attn: Joseph E. Fellows
20 Main Street
Exeter, NH 03833-2460

JP Morgan Chase Bank as Directed Trustee for the Corning            10.7
Retirement Master Trust AA
One Riverfront Plaza
MP-HQ-E2-34
Corning, NY  14831

        Name and Address                                         % Ownership
        ----------------                                         -----------
The Northern Trust Company, Trustee of the Aerospace                10.5
Corporation Employees Retirement Plan Trust
Attn Mutual Funds
P.O. Box 92956
Chicago, IL  60675

The Edna McConnell Clark Foundation                                 10.3
Attn: Mr. Ralph Stefano
Director of Finance
250 Park Avenue
New York, NY 10177-0026



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Share Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Sprint Corporate Master Trust                                       94.1
6220 Sprint Parkway
Overland Park, KS  66251

Fidelity Investments Institutional Operations Company                5.9
(FIIOC) as Agent For Certain Employee Benefit Plans
100 Magellan Way (KW1C)
Covington, KY  41015



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Wenner-Gren Foundation                                            20.9
Attn: Maugha Kenny
220 Fifth Avenue
New York, NY 10001-7780

Regenstrief Foundation, Inc.                                      17.9
Global Equity Fund
1001 West Tenth Street
Indianapolis, IN 46202

Citibank NA as Secured Party for Educational Broadcasting          6.7
Corporation-O
Attn Gary Dobler
1 Court Square 43-15
Long Island City, NY  11120

The Raymond and Gertrude R. Saltzman Foundation                    6.3
Attn Stuart Alperin Executive Director
Suite 105 East Cooper River Plaza
2400 McClellan Avenue
Pennsauken, NJ 08109

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Mars & Co. (Bridgewater College)                                    99.8
c/o Investors Bank & Trust
P.O. Box 9130
Boston, MA 02117



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Bost & Co.                                                          87.1
Yale Trusts
P.O. Box 534005
Pittsburgh, PA 15253-4005

Helen Benedict Foundation Inc.                                       7.4
Mr. Marc Devenoge
Chief Financial Officer Surdna FDN
330 Madison Avenue, 30th Floor
New York, NY 10017-5001

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Balanced Allocation Fund as of June 3, 2002:






        Name and Address                                         % Ownership
        ----------------                                         -----------
Escuela Agricola Panamericana Inc.                                11.3
Attn: James S. Hughes
88 Broad Street
Boston, MA 02110

Clipper Ship Foundation Inc.                                       9.5
Attn: Ms. Pamela Desrosiers
77 Summer Street, 8th Floor
Boston, MA 02110

Japan International                                                9.0
Christian University Foundation
Attn: Laura Sellers
475 Riverside Drive, Suite 439
New York, NY 10115

American Society of Hematology                                     8.2
Unrestricted Account
Attn: Martha Liggett, Executive Director
1900 M Street NW, Suite 200
Washington, DC 20036

New Cycle Foundation                                               7.1
c/o Eleanor Rosenthal
Peregrine Financial Corporation
84 State Street, Suite 900
Boston, MA 02109

St Catherines School Foundation                                    6.5
Attn William B Armstrong
6001 Grove Avenue
Richmond, VA  23226

Comprehensive Care Management Corporation- Unrestricted            6.2
Attn Richard Rosen
2401 White Plains Road
Bronx, NY  10467

Presbyterian Homes & Family Services I                             6.0
Attn: Mr. David Wright, CPA
150 Linden Avenue
Lynchburg, VA 24503

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Wadsworth Atheneum Museum of Art                                    95.1
Attn David Baxter
600 Main Street
Hartford, CT  06103



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Disciplined Equity Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Mac & Co A/C KREF0756022                                            65.0
Kresge Foundation
Attn Mutual Fund Ops
P.O. Box 3198
Pittsburgh, PA  15230-3198

Northern Trust Company as Custodian FBO The Nathan                  35.0
Cummings Foundation
A/C 26-32949
P.O. Box 92956
Chicago, IL  60675-2956



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Growth Fund as of June 3, 2002:



        Name and Address                                         % Ownership
        ----------------                                         -----------
Bost & Co A/C NYXF1776502                                         31.1
(Verizon-Intl Growth)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Trustees of Columbia University in the City of New York           11.0
- Global Columbia University
475 Riverside Drive Suite 401
New York, NY  10115

Mac & Co A/C DOMF8710092                                          10.7
FBO Dominion Resources
Attn Mr Donald Borneman
P.O. Box 3198
Pittsburgh, PA  15230-3198

GMO International Equity Allocation Fund                           7.4
Attn Ms Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110

                                  OTHER MATTERS



The Government of India's Enforcement Directorate has filed a complaint alleging that the GMO Emerging Markets Fund violated certain conditions under which it was granted permission to operate in the stock markets in India and has placed certain restrictions (including a lien) on the GMO Emerging Markets Fund's accounts in India pending resolution of the dispute. The amount of restricted assets is small relative to the size of the Fund, representing approximately 0.28% of the Fund's total assets as of May 31, 2002. The valuation of this possible claim and all matters relating to the Fund's response to these charges are subject to the supervision and control the Trust's Board of Trustees. The GMO Emerging Markets Fund's costs in respect of this matter are being treated as an extraordinary expense.


                              FINANCIAL STATEMENTS

      The Trust's audited financial statements for the fiscal year ended February 28, 2002 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican Fund and the Alpha LIBOR Fund) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS

      Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund and the Alpha LIBOR Fund) offering shares of beneficial interest as of February 28, 2002, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2002.


U.S. Core Fund-Class II
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $ 12.89 per share based on                     $176,455,865
         13,694,519 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $12.89
------------------------------------------------------------------------------------------------
U.S. Core Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $12.90 per share based on                    $1,321,633,613
         102,436,671 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $12.90
------------------------------------------------------------------------------------------------
U.S. Core Fund-Class IV
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $12.89 per share based on                      $744,813,305
         57,791,347 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $12.89
------------------------------------------------------------------------------------------------
U.S. Core Fund-Class V
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $12.88 per share based on                      $445,737,700
         34,610,702 beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $12.88
------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $11.23 per share based on                      $133,203,212
         11,856,388 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $11.23
------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund-Class IV
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $11.23 per share based on                      $248,095,463
         22,093,292 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $11.23
------------------------------------------------------------------------------------------------
Value Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $8.82 per share based on                       $232,288,924
         26,325,474 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $8.82
------------------------------------------------------------------------------------------------
Intrinsic Value Fund-Class III
------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.73 per share based on                      $97,622,464
         9,100,959 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $10.73
------------------------------------------------------------------------------------------------
Growth Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $18.23 per share based on                      $116,305,865
         6,378,644 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $18.23
------------------------------------------------------------------------------------------------

Small Cap Value Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $14.91 per share based on                      $313,596,333
         21,035,596 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price ($14.91 x 100/99.50) *                                                   $14.98
------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $16.48 per share based on                       $17,049,240
         1,034,546 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price ($16.48 x 100/99.50) *                                                   $16.56
------------------------------------------------------------------------------------------------
     Real Estate Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $11.17 per share based on                      $192,606,296
         17,236,512 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $11.17
------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund-Class III
------------------------------------------------------------------------------------------------
Net Assets at Value (Equivalent to $11.24 per share based on 2,445,186               $27,494,822
         shares of beneficial interest outstanding
------------------------------------------------------------------------------------------------
Offering Price                                                                            $11.24
------------------------------------------------------------------------------------------------
Tax-Managed Small Companies Fund-Class III
------------------------------------------------------------------------------------------------
Net Assets at Value (Equivalent to $11.76 per share based on 3,191,567               $37,543,518
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
Offering Price ($11.76 x 100/99.50)                                                       $11.82
------------------------------------------------------------------------------------------------
International Disciplined Equity Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $20.40 per share based on                       $47,081,301
         2,308,021 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $20.40
------------------------------------------------------------------------------------------------
International Intrinsic Value Fund-Class II
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $17.41 per share based on                       $42,495,403
         2,440,406 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $17.41
------------------------------------------------------------------------------------------------
International Intrinsic Value Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $17.50 per share based on                    $1,053,103,676
         60,185,714 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $17.50
------------------------------------------------------------------------------------------------
International Intrinsic Value Fund-Class IV
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $17.50 per share based on                      $248,579,386
         14,207,852 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $17.50
------------------------------------------------------------------------------------------------
International Growth Fund - Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $19.65 per share based on                       $84,883,966
         4,320,395 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $19.65
------------------------------------------------------------------------------------------------


----------

* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

Currency Hedged International Equity Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $7.14 per share based on 5,265,326              $37,581,464
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $7.14
------------------------------------------------------------------------------------------------
Foreign Fund-Class II
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.94 per share based on                       $100,127,122
         10,077,824 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.94
------------------------------------------------------------------------------------------------
Foreign Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.95 per share based on                     $1,049,455,675
         105,431,389 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.95
------------------------------------------------------------------------------------------------
Foreign Fund-Class IV
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.96 per share based on                       $134,356,939
         13,495,441 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.96
------------------------------------------------------------------------------------------------
Foreign Small Companies Fund-Class III
------------------------------------------------------------------------------------------------
Net Assets at Value (Equivalent to $9.59 per share based on 15,591,307              $149,566,282
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
Offering Price                                                                             $9.59
------------------------------------------------------------------------------------------------
International Small Companies Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $10.44 per share based on                      $253,612,382
         24,297,035 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price ($10.44 x 100/99.00)*                                                    $10.55
------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.84 per share based on                       $826,960,165
         84,071,804 shares of beneficial interest outstanding
------------------------------------------------------------------------------------------------
  Offering Price ($9.84 x 100/99.20) *                                                     $9.92
------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class IV
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.83 per share based on                       $735,455,234
         74,843,887 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price ($9.83 x 100/99.20)*                                                      $9.91
------------------------------------------------------------------------------------------------
Emerging Countries Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.65 per share based on 7,500,485              $72,404,692
         of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.65
------------------------------------------------------------------------------------------------
Asia Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $8.09 per share based on                       $117,877,930
         14,577,452 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
                            Offering Price ($8.09 x 100/99.20) *                           $8.16
------------------------------------------------------------------------------------------------


----------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

Tax-Managed International Equities Fund - Class III
------------------------------------------------------------------------------------------------
Net Assets at Value (Equivalent to $9.70 per share based on 7,762,793                $75,286,643
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
Offering Price                                                                             $9.70
------------------------------------------------------------------------------------------------
Domestic Bond Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.68 per share based on                       $155,000,418
         16,006,804 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.68
------------------------------------------------------------------------------------------------
Core Plus Bond Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $10.39 per share based on                      $340,039,163
         32,731,313 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $10.39
------------------------------------------------------------------------------------------------
International Bond Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.05 per share based on                       $135,047,804
         14,914,852 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.05
------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.04 per share based on 1,983,751              $17,932,438
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.04
------------------------------------------------------------------------------------------------
Global Bond Fund-Class III
  Net Assets at Value (Equivalent to $9.33 per share based on                       $273,073,842
         29,283,449 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.33
------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.30 per share based on                       $570,458,527
         61,361,646 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price ($9.30 x 100/99.50) *                                                     $9.35
------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class IV
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.29 per share based on                       $489,614,950
         52,684,559 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price ($9.29 x 100/99.50)*                                                      $9.34
------------------------------------------------------------------------------------------------
Short-Term Income Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.62 per share based on 5,024,384              $48,346,810
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.62
------------------------------------------------------------------------------------------------


* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

Global Hedged Equity Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.23 per share based on 1,801,139              $16,628,033
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.23
------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $10.81 per share based on                      $149,273,785
         13,810,818 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $10.81
------------------------------------------------------------------------------------------------
Emerging Country Debt Share Fund - Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.25 per share based on 9,722,252              $89,951,627
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.25
------------------------------------------------------------------------------------------------
International Equity Allocation Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $9.02 per share based on 7,286,128              $65,711,912
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $9.02
------------------------------------------------------------------------------------------------
World Equity Allocation Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $8.64 per share based on 846,961                 $7,317,902
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $8.64
------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $8.66 per share based on 4,635,937              $40,124,348
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $8.66
------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund-Class III
------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $10.77 per share based on                      $130,926,067
         12,154,363 shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                          $10.77
------------------------------------------------------------------------------------------------
U.S. Sector Fund-Class III
  Net Assets at Value (Equivalent to $5.45 per share based on 49,529                    $270,050
         shares of beneficial interest outstanding)
------------------------------------------------------------------------------------------------
  Offering Price                                                                           $5.45
------------------------------------------------------------------------------------------------

                  COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

GMO TRUST                                                             Prospectus
                                                                   June 30, 2002
CLASS M SHARES

GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund

- Real Estate Fund


FIXED INCOME FUNDS
- Domestic Bond Fund
- Core Plus Bond Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund

- Emerging Country Debt Share Fund

- Short-Term Income Fund
- Global Hedged Equity Fund

- Inflation Indexed Bond Fund


INTERNATIONAL EQUITY FUNDS
- International Disciplined Equity Fund
- International Intrinsic Value Fund
- International Growth Fund
- Currency Hedged International Equity Fund
- Foreign Fund
- Emerging Countries Fund

ASSET ALLOCATION FUNDS
- International Equity Allocation Fund

- World Balanced Allocation Fund


- Global (U.S.+) Equity Allocation Fund

- U.S. Sector Fund

This prospectus offers only Class M shares. Information about other classes of shares and other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                                 PAGE
                                                              -----------
FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
  PRINCIPAL RISKS...........................................            1
  U.S. Equity Funds.........................................            2
     U.S. Core Fund.........................................            2
     Tobacco-Free Core Fund.................................            4
     Value Fund.............................................            6
     Intrinsic Value Fund...................................            8
     Growth Fund............................................           10
     Real Estate Fund.......................................           12
  International Equity Funds................................           14
     International Disciplined Equity Fund..................           14
     International Intrinsic Value Fund.....................           16
     International Growth Fund..............................           18
     Currency Hedged International Equity Fund..............           20
     Foreign Fund...........................................           22
     Emerging Countries Fund................................           24
  Fixed Income Funds........................................           26
     Domestic Bond Fund.....................................           26
     Core Plus Bond Fund....................................           28
     International Bond Fund................................           30
     Currency Hedged International Bond Fund................           32
     Global Bond Fund.......................................           34
     Emerging Country Debt Share Fund.......................           36
     Short-Term Income Fund.................................           38
     Global Hedged Equity Fund..............................           40
     Inflation Indexed Bond Fund............................           42
  Asset Allocation Funds....................................           44
     International Equity Allocation Fund...................           44
     World Balanced Allocation Fund.........................           46
     Global (U.S.+) Equity Allocation Fund..................           48
     U.S. Sector Fund.......................................           50
DESCRIPTION OF PRINCIPAL RISKS..............................           52
MANAGEMENT OF THE TRUST.....................................           57
DETERMINATION OF NET ASSET VALUE............................           58
HOW TO PURCHASE SHARES......................................           59
HOW TO REDEEM SHARES........................................           59
DISTRIBUTIONS AND TAXES.....................................           59
FINANCIAL HIGHLIGHTS........................................           61
INVESTMENTS IN GMO FUNDS OFFERED THROUGH SEPARATE
  PROSPECTUSES..............................................           74
ADDITIONAL INFORMATION......................................   back cover
SHAREHOLDER INQUIRIES.......................................   back cover
DISTRIBUTOR.................................................   back cover

                                  SUMMARIES OF

      FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



     The following summaries describe each Fund's investment objective, principal investment strategies and principal risks. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Term Income Fund and the International Intrinsic Value Fund are fundamental.



     In many of the Fund summaries that follow, it is noted that a particular Fund will typically make "investments" in a particular type of security or other asset. Investors should understand that when used in this Prospectus, the word "investments" includes both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through the use of derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.



     Certain Funds have adopted a policy of investing at least 80% of their assets in certain types of investments, industries, countries, or geographic regions (each policy, a "Name Policy"), as set forth in such Funds' "Principal investment strategies." Each such Fund will not change its Name Policy without providing its shareholders with at least 60 days' prior written notice. When used in connection with a Fund's Name Policy, the Manager defines "assets" to include the Fund's net assets plus any borrowings made for investment purposes. In addition, in Name Policies that provide that a Fund will invest in certain countries or geographic regions, it is noted that the Fund's investments will be "tied economically" to such country or region. For purposes of this Prospectus, an investment is "tied economically" to a particular country or region if it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or region, or has at least 50% of its assets in such country or region. This exposure may be achieved directly or indirectly as described in the previous paragraph.



     Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and the investment strategies the Fund employs. A summary of each Fund's principal risks is included in the following summaries. Investors should refer to the DESCRIPTION OF PRINCIPAL RISKS at page 52 of this Prospectus for a more detailed discussion of the principal risks of investing in the Funds. Each Fund may be exposed to risks in addition to the principal risks described in the Prospectus. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies.


     FUNDS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE FOR PURCHASE IN ALL STATES. THIS PROSPECTUS IS NOT AN OFFERING IN ANY STATE WHERE AN OFFERING MAY NOT LAWFULLY BE MADE.

It is important for you to note:

     - You may lose money on an investment in a Fund.

     - An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - By itself, no Fund constitutes a complete investment program.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
                                                    Fund Inception Date: 9/18/85

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to the U.S. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Manager seeks to manage the Fund with low risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the S&P 500 Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g. use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                              GMO U.S. CORE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
1992                                                                              5.94
1993                                                                             16.28
1994                                                                              2.36
1995                                                                             43.25
1996                                                                             17.61
1997                                                                             35.10
1998                                                                             24.69
1999                                                                             18.59
2000                                                                              0.30
2001                                                                             -7.68

                        Highest Quarter: 19.49% (4Q1998)
                        Lowest Quarter: -11.80% (3Q2001)
                      Year-to-Date (as of 3/31/02): 1.14%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/18/85
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.68%   13.09%     14.67%      15.96%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -8.18%    7.98%     10.00%      11.80%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -4.68%    9.51%     10.60%      12.02%
----------------------------------------------------------------------------
 S&P 500 INDEX                   -11.89%   10.70%     12.94%      14.90%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.02%
  Administration fee                                                               0.20%(1)
  Total annual operating expenses                                                  0.80%
  Expense reimbursement                                                            0.02%(2)
  Net annual expenses                                                              0.78%


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.33% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $80      $253      $442       $988


       * After reimbursement

                                                   Fund Inception Date: 10/31/91

 GMO TOBACCO-FREE CORE FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization, excluding those companies that are tobacco-producing issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in investments in "tobacco-free issuers." The Manager defines "tobacco-free issuers" as those issuers that are not listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.



     The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Manager seeks to manage the Fund with low risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the S&P 500 Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO TOBACCO-FREE CORE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                       TOBACCO FREE CORE FUND %
                                                                       ------------------------
1992                                                                              5.69
1993                                                                             17.44
1994                                                                              2.40
1995                                                                             43.00
1996                                                                             18.30
1997                                                                             35.60
1998                                                                             25.20
1999                                                                             21.25
2000                                                                             -0.89
2001                                                                             -8.82

                        Highest Quarter: 19.47% (4Q1998)
                        Lowest Quarter: -12.41% (3Q2001)
                      Year-to-Date (as of 3/31/02): 0.69%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -8.82%   13.22%     14.87%       15.33%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -9.24%    9.15%     10.58%       11.07%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -5.38%    9.56%     10.65%       11.10%
----------------------------------------------------------------------------
 S&P 500 INDEX                  -11.89%   10.70%     12.94%       13.46%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------
  Management fee                                                                 0.33%
  Distribution (12b-1) fee                                                       0.25%
  Other expenses                                                                 0.04%
  Administration fee                                                             0.20%(1)
  Total annual operating expenses                                                0.82%
  Expense reimbursement                                                          0.04%(2)
  Net annual expenses                                                            0.78%


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.33% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $80      $258      $451      $1,010


       * After reimbursement

                                                   Fund Inception Date: 11/13/90

 GMO VALUE FUND

INVESTMENT OBJECTIVE
     Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Manager evaluates stocks using fundamental investment principles and quantitative applications, including the Manager's proprietary dividend discount model, to identify the best values in the marketplace and to screen for what the Manager believes to be inexpensive stocks. Traditional fundamental analysis is then applied to the securities in each sector in order to explore and verify compelling opportunities. The Manager seeks stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to public perception anomalies; companies with undervalued assets (business or commodities) not given fair value in the stock market; and indifference in the marketplace. The Manager's definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting.



     The Manager builds the portfolio stock by stock. The Manager attempts to control risk primarily through valuation, as all stocks are bought at a price that the Manager believes represents a discount to fair value. The Fund sells stocks when the Manager believes they have become fully valued, and attempts to minimize price risk by cycling into what the Manager believes are more deeply undervalued opportunities. The Manager seeks to manage the Fund with low risk relative to the Fund's benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 Index was approximately $13 billion; the median market capitalization was approximately $3.8 billion; and the smallest company in the Russell 1000 Index had an approximate market capitalization of $1.4 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investment in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO VALUE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                             VALUE FUND %
                                                                             ------------
1992                                                                              9.36
1993                                                                             18.67
1994                                                                              0.62
1995                                                                             38.18
1996                                                                             20.73
1997                                                                             30.42
1998                                                                             11.66
1999                                                                              2.70
2000                                                                             10.67
2001                                                                              2.85

                        Highest Quarter: 14.73% (2Q1997)
                        Lowest Quarter: -10.89% (3Q1998)
                      Year to Date (as of 3/31/02): -0.33%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/13/90
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               2.85%   11.22%     14.00%      15.42%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    1.09%    5.80%      8.90%      10.56%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           1.74%    7.40%      9.56%      11.01%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         -5.59%   11.13%     14.13%      15.25%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------
  Management fee                                                                 0.46%
  Distribution (12b-1) fee                                                       0.25%
  Other expenses                                                                 0.06%
  Administration fee                                                             0.20%(1)
  Total annual operating expenses                                                0.97%
  Expense reimbursement                                                          0.06%(2)
  Net annual expenses                                                            0.91%


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.46% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $93      $303      $530      $1,184


       * After reimbursement

                                                   Fund Inception Date: 11/13/90

 GMO INTRINSIC VALUE FUND

INVESTMENT OBJECTIVE
     Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the 1,000 U.S. exchange-listed companies with the largest equity capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) momentum. Weighting of the three disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one strategy represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 300-350 stocks. The Manager seeks to manage the Fund with low risk relative to the Fund's benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 Index was approximately $13 billion; the median market capitalization was approximately $3.8 billion; and the smallest company in the Russell 1000 Index had an approximate market capitalization of $1.4 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investment in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                        GMO INTRINSIC VALUE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Year Ending December 31
[Graph]

                                                                       INTRINSIC VALUE FUND (%)
                                                                       ------------------------
2000                                                                             10.67
2001                                                                              3.31

                        Highest Quarter: 9.84% (3Q2000)
                        Lowest Quarter: -10.32% (3Q2001)
                      Year to Date (as of 3/31/02): 4.03%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       8/2/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.31%      N/A        N/A       5.41%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.30%      N/A        N/A       4.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           2.27%      N/A        N/A       3.92%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         -5.59%      N/A        N/A      -0.45%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.09%
  Administration fee                                                               0.20%(1)
  Total annual operating expenses                                                  0.87%
  Expense reimbursement                                                            0.09%(2)
  Net annual expenses                                                              0.78%



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.33% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $80      $269      $473      $1,064


       * After reimbursement

                                                   Fund Inception Date: 12/30/88

 GMO GROWTH FUND

INVESTMENT OBJECTIVE
     Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) estimate revision momentum (analysis of the direction of changes in a company's financial projections); (2) price momentum; and (3) price to intrinsic value. The third discipline, price to intrinsic value, is a valuation-based approach. However, the Manager believes that typically many of the best values lie within the growth half of the universe. This discipline uses the Manager's proprietary dividend model to assess an issuer's franchise quality based on current and historical accounting data. Historical analysis shows that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. To focus this discipline as a growth-at-a-reasonable-price strategy, the Manager will select securities from within a universe prescreened for growth via membership in the Fund's growth benchmark. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including quality and cyclical companies. Trades are executed using a proprietary trading model and the resulting portfolio typically holds 200 - 250 stocks. The Manager seeks to manage the Fund with low risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

     The Fund's benchmark is the Russell 1000 Growth Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 Index was approximately $13 billion; the median market capitalization was approximately $3.8 billion; and the smallest company in the Russell 1000 Index had an approximate market capitalization of $1.4 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. The market prices of growth securities are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                         GMO GROWTH FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[GRAPH]

                                                                            GROWTH FUND (%)
                                                                            ---------------
1992                                                                              4.20
1993                                                                              4.60
1994                                                                              1.68
1995                                                                             39.85
1996                                                                             20.39
1997                                                                             29.35
1998                                                                             37.30
1999                                                                             39.04
2000                                                                            -12.21
2001                                                                            -20.60

                        Highest Quarter: 27.46% (4Q1998)
                        Lowest Quarter: -21.46% (1Q2001)
                      Year-to-Date (as of 3/31/02): -1.31%
                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/30/88
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -20.60%    11.47%    12.38%      15.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -20.74%     4.22%     6.17%       8.37%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -12.55%     8.56%     8.51%      10.39%
----------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX       -20.42%     8.27%    10.79%      13.74%
----------------------------------------------------------------------------




* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.07%
  Administration fee                                                               0.20%(1)
  Total annual operating expenses                                                  0.85%
  Expense reimbursement                                                            0.07%(2)
  Net annual expenses                                                              0.78%



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.33% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $80      $264      $465      $1,043


       * After reimbursement

                                                    Fund Inception Date: 5/31/96


 GMO REAL ESTATE FUND


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in publicly-traded real estate stocks with market capitalization greater than $100 million. Under normal circumstances, the Fund will invest at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related companies. The Fund invests typically in equity REITs and real estate-related operating companies, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.



     The Manager uses both top-down (property market and sector level) analysis and judgment along with bottom-up (value and growth) valuation methodologies to identify and evaluate securities. The Manager's analytic methods include: (1) quality adjusted growth (to assess forecasted cash flow growth adjusted for both sector and company specific risk by examining current price relative to a present value); (2) fundamental value (to identify stocks which score well using traditional value measures such as dividend yield and price to cash earnings ratio); and (3) asset valuation (to identify companies whose assets are reasonably priced based on property market fundamentals). Prior to final stock selection, the Manager also considers quality and sustainability of cash flow, capital structure risks, and quality of management. Investment decisions assume holding periods of 12 to 36 months, although interim trading is used to seek enhanced performance. The Manager determines sector allocations after analyzing securities valuations by sector and assessing property market trends such as supply/demand, rental rate and market return expectations. Within this sector allocation framework, the Manager selects stocks according to the methodology described above and weighted on attractiveness while trying to minimize benchmark risk. The Manager seeks to manage the Fund with moderate risk relative to its benchmark.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Morgan Stanley REIT Index, an independently maintained and published equity real estate index.

PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



- Concentration Risk - There is an increased risk involved in concentrating investments in a small number of industries or countries. This risk is particularly pronounced for the Fund, which primarily makes real estate investments. As a result, the value of the Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO REAL ESTATE FUND


PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                             REIT FUND (%)
                                                                             -------------
1997                                                                             19.35
1998                                                                            -24.36
1999                                                                             -4.66
2000                                                                             28.83
2001                                                                              9.71

                        Highest Quarter: 12.08% (2Q2000)
                        Lowest Quarter: -16.27% (3Q1998)
                      Year-to-Date (as of 3/31/02): 9.09%
                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      5/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.71%    4.00%        N/A       8.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    7.67%    1.45%        N/A       5.76%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      5.90%    1.97%        N/A       5.53%
----------------------------------------------------------------------------
 S&P 500 INDEX(a)                -11.89%   10.70%        N/A      11.80%
----------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX(b)     12.83%    6.12%        N/A      10.56%
----------------------------------------------------------------------------



(a) The S&P 500 Index is a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


(b) Fund's benchmark.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.05%
  Administration fee                                                               0.20%(1)
  Total annual operating expenses                                                  1.04%
  Expense reimbursement                                                            0.05%(2)
  Net annual expenses                                                              0.99%


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.54% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $101      $326      $569      $1,266


       * After reimbursement

                           INTERNATIONAL EQUITY FUNDS


     The International Equity Funds include Funds that invest in developed foreign markets only and Funds that invest to varying degrees in emerging foreign markets. Emerging Markets Fund, Emerging Countries Fund and Asia Fund (together, the "Emerging Markets Funds") primarily make investments in emerging countries (also referred to in this Prospectus as emerging markets) located in Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. The emerging countries (or emerging markets) in which these Funds invest may differ from those in which certain Fixed Income Funds invest.



                                                    Fund Inception Date: 1/29/02

 GMO INTERNATIONAL DISCIPLINED
    EQUITY FUND

INVESTMENT OBJECTIVE
     High total return.
PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests in a diversified portfolio of equity investments from the world's developed markets outside of the United States. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. The Manager uses quantitative models to forecast the future returns and risks of individual stocks, sectors, countries, and currencies. The models take as input historical, current, and future estimates of financial data and relate this data to future return patterns. The Manager attempts to balance the Fund between different styles of strategy to limit risk relative to the benchmark. For stock selection, the Manager considers factors such as valuation, firm quality, and momentum. Valuation factors include price-to-earnings, price-to-book, price-to-cash flow, dividend yield and price-to-sales. Quality factors include debt-to-equity, return-on-equity, return-on-sales, and the historical stability of those factors. Momentum factors include price performance, earnings revisions, and growth in earnings, sales, and dividends. For country modeling, factors considered by the Manager include stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness as defined by currency valuation. For sector forecasting, the Manager aggregates stock factors at a sector level and particularly emphasizes comparison with historical sector norms. For currency forecasting, the Manager considers factors such as export and producer price parity, balance of payments, interest rate differential, and relative strength. The Manager incorporates these factors in proprietary models, including a stock dividend discount model that combines all three of growth, quality, and valuation style factors. Other models include a quality adjusted value approach that combines valuation factors with quality factors and a momentum approach based on strong price performance and positive earnings estimate revision.



     The Fund's portfolio is constructed using a quantitative optimization process that weighs the trade-off between a stock's predicted performance against criteria of risk control, trading costs, and liquidity. The Fund will attempt to maintain a slight value bias. Exposure to market capitalization bands will also be controlled relative to the Fund's benchmark. The Fund is typically exposed to approximately 400 securities. The Manager seeks to manage the Fund with a low level of risk relative to the benchmark.


     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.
BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.

- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL DISCIPLINED
                                                                     EQUITY FUND

PERFORMANCE
     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.40%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.38%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  1.23%
  Expense reimbursement                                                            0.38%(1,3)
  Net annual expenses                                                              0.85%(1)



(1) Based on an estimate of "Other expenses" for the Fund's first full fiscal year.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.40% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS
                                                              -------   -------
Class M                                                         $87      $353


       * After reimbursement

                                                    Fund Inception Date: 3/31/87

 GMO INTERNATIONAL INTRINSIC VALUE FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the MSCI EAFE Index (Europe, Australasia, Far East) universe plus Canada (approximately 2,500 stocks). The Manager uses disciplined value techniques to assess countries, sectors (big vs. small, cyclical vs. defensive), currencies, and stocks. Risk and return forecasts are made for sectors, currencies and stocks using historical, current and future estimates of financial data that relate the current economic scenario to future return patterns. The following represent some of the major factors that the Manager monitors and evaluates in creating forecasted returns: country valuation-price-to-earnings, dividend yield, positive GDP trends, positive market sentiment, industrial competitiveness as defined by nominal and real interest rates; sector valuation-proprietary dividend discount model, price-to-earnings, economic sensitivity, profitability and size; stock valuation-price-to-book, stability of return-on-equity, momentum of earnings revisions, and stock price momentum; and currency valuation-export and producer price parity, balance of payments, interest rate differential and relative strength. The Manager believes these factors/characteristics maintain persistent, causal relationships and therefore allow the Manager to better forecast returns for stocks within different countries.



     The Fund's portfolio is constructed using an optimization process that weighs the trade-off between a stock's return forecast and its contribution to the risk of the portfolio in comparison to the benchmark. Buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs, and trading impact is considered. The Fund is typically exposed to approximately 500 securities. The Manager seeks to control risk relative to the Fund's benchmark.


     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a value style. The PMI is the large-capitalization stock component of the SSB Broad Market Index ("BMI") (which includes listed shares of companies from 23 developed countries and 26 emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million as determined on the last business day of May (developed markets) or August (emerging markets) each year), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                          GMO INTERNATIONAL INTRINSIC VALUE FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[GRAPH]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
1992                                                                             -1.14
1993                                                                             39.96
1994                                                                              4.15
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                             13.60
1999                                                                             14.62
2000                                                                             -1.40
2001                                                                            -12.11

                        Highest Quarter: 16.70% (1Q1998)
                        Lowest Quarter: -15.14% (3Q1998)
                      Year-to-Date (as of 3/31/02): 5.37%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/87
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -12.11%    2.63%      7.09%       8.02%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -13.46%   -0.09%      4.80%       5.93%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -7.37%    1.28%      5.06%       5.97%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE STYLE
  INDEX(a)                       -18.14%    2.52%      6.32%         N/A
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)              -21.44%    0.89%      4.46%       4.46%
----------------------------------------------------------------------------



(a) Fund's benchmark.


(b) The MSCI EAFE Index (Europe, Australasia and Far East) is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.10%
  Administration fee                                                               0.20%(1)
  Total annual operating expenses                                                  1.09%
  Expense reimbursement                                                            0.10%(2)
  Net annual expenses                                                              0.99%


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.54% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $101      $337      $591      $1,320


       * After reimbursement

                                                   Fund Inception Date: 11/30/01

 GMO INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies chosen from the MSCI EAFE Index (Europe, Australasia, Far East) universe plus Canada (approximately 2,500 stocks). The Manager attempts to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks, including that
1) the pricing of true franchise growth companies does not reflect their ability to maintain superior growth farther into the future and 2) investors react slowly to improving fundamentals, and hence there is medium term continuation of superior price and earnings performance. The Manager uses fundamental investment principles and quantitative application to select stocks using two disciplines. The first discipline is price and earnings momentum. The Manager believes momentum measures are key leading indicators of growth since historical analysis shows that stocks with recent strong price performance and upgrades to analyst estimates have superior growth prospects that are not fully captured in the current price. The second discipline uses the Manager's proprietary dividend discount model to assess an issuer's franchise quality based on current and historical accounting data. Historical analysis shows that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. While this discipline is a valuation based approach, the Manager believes that typically many of the best values lie within the growth half of the universe. To focus this discipline as a growth at a reasonable price strategy, the Manager will select securities from within a universe prescreened for growth via membership in the Fund's benchmark. The Fund intends to maintain diversification across countries. Bottom up security selection will tilt the portfolio towards those countries where growth prospects are highest or are most undervalued. In addition the Manager will consider top down factors that will influence the growth potential of a particular country, such as currency valuation.



     The Fund's portfolio is constructed using a quantitative optimization process which trades off predicted performance against criteria of risk control, trading costs, and liquidity. The Fund is typically exposed to approximately 200 securities.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the SSB Broad Market Index ("BMI") (which includes listed shares of companies from 23 developed countries and 26 emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million as determined on the last business day of May (developed markets) or August (emerging markets) each year), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL GROWTH FUND

PERFORMANCE
     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.20%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  1.19%
  Expense reimbursement                                                            0.20%(1,3)
  Net annual expenses                                                              0.99%(1)



(1) Based on an estimate of "Other expenses" for the Fund's first full fiscal year.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.54% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS
                                                              -------   -------
Class M                                                        $101      $358


       * After reimbursement

                                                    Fund Inception Date: 6/30/95

 GMO CURRENCY HEDGED
    INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests to varying extents in other GMO Funds ("underlying Funds"), including International Disciplined Equity Fund, International Intrinsic Value Fund and International Growth Fund, and other GMO Funds, including Funds offered in this Prospectus and through separate prospectuses. For more information regarding GMO Funds offered through separate prospectuses, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. The Fund's assets are allocated among the underlying Funds based on the Manager's analysis of the relative attractiveness of value versus growth investing styles, measured primarily by the discount at which value stocks trade relative to growth stocks generally, as well as on the Manager's predicted returns of the two styles in the markets. In a value/ growth neutral position, the Manager will allocate among the underlying Funds based on the Manager's evaluation of (i) the underlying Funds' investments in individual stocks; (ii) the underlying Funds' weighting of investments in particular countries or regions; and (iii) the expected costs of investment alternatives. The Manager uses fundamental investment principles and quantitative applications to create forecasted returns for currencies, examining factors such as relative valuations, export and producer price parity, balance of payments and interest rates. The Manager seeks to control risk relative to the Fund's benchmark. The Fund will look through to the underlying Funds' holdings to measure base currency exposure and then attempt to apply a currency overlay to hedge at least 70% of the foreign currency exposure in the underlying Funds' investments back to the U.S. dollar. In addition, the Fund may take active positions relative to a fully hedged benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the Fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts.


BENCHMARK

     The Fund's current benchmark is the MSCI EAFE Index (Europe, Australasia, Far East) (Hedged), a large capitalization international stock index that is currency-hedged into U.S. dollars, which is independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                               GMO CURRENCY HEDGED
                                                       INTERNATIONAL EQUITY FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL EQUITY FUND (%)
                                                              ---------------------------------------------
1996                                                                              15.28
1997                                                                               12.9
1998                                                                               7.29
1999                                                                              20.91
2000                                                                               9.89
2001                                                                              -5.27

                        Highest Quarter: 17.38% (1Q1998)
                        Lowest Quarter: -19.29% (3Q1998)
                      Year-to-Date (as of 3/31/02): 5.68%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/30/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -5.27%    8.80%        N/A      11.14%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -12.13%    1.72%        N/A       5.10%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -3.27%    3.83%        N/A       6.29%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(a)              -21.44%    0.89%        N/A       2.87%
----------------------------------------------------------------------------
 MSCI EAFE INDEX (HEDGED)(b)     -15.88%    7.58%        N/A      10.97%
----------------------------------------------------------------------------



(a) The MSCI EAFE Index (Europe, Australasia and Far East) is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


(b) Fund's benchmark.


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                         ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   1.04%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  2.03%(1)
  Expense reimbursement                                                            1.04%(1,3)
  Net annual expenses                                                              0.99%(1)



(1) Because the Fund invests primarily in other GMO Funds ("underlying Funds"), the amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.54% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total indirect net operating expenses and indirect investment-related expenses were estimated at 0.63% and 0.00%, respectively, for Class M shares, based on the Fund's actual indirect expenses for the period beginning on June 30, 2001, when the Fund began to primarily invest in underlying Funds. The actual total indirect net operating expenses and indirect investment-related expenses during the fiscal year ended February 28, 2002 were 0.28% and 0.00%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of
(i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $101      $536      $997      $2,275


       * After reimbursement

                                                    Fund Inception Date: 6/28/96

 GMO FOREIGN FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in non-U.S. companies (approximately 4,000 companies), including any of the companies in developed and emerging markets listed in the MSCI database. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to countries outside the United States. The Manager uses fundamental investment principles and quantitative applications to analyze issuers and country economics and build a structured value international equity portfolio. Country weights are determined by sorting countries on value measures, including price to fair value (using the Manager's dividend discount model), market price to earnings and price to book ratios, which are first determined at the issuer level and then aggregated to provide value measures at the country level. The Manager determines over and under-weightings for each country relative to the Fund's benchmark based on a cumulative value score for each country and the Manager's fundamental analysis of each country. Companies are then sorted by value measures within countries, including price to earnings, price to book, price to cash flow and yield. Stock selection is then driven by the Manager's fundamental analysis, including a review of the sector, publicly available company information, and discussions with company management, with a focus on the companies that rank attractively in any of these four measures and fall into the lowest third in terms of valuation. The Manager seeks to add value through country selection. Asset growth and portfolio turnover are controlled to safeguard value added. The Fund is typically exposed to approximately 400 issuers.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swaps, to adjust its foreign currency exposure.


BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging markets issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Management Risk (e.g., risk that the Manager's techniques fail to produce desired results) and Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities).

                                                                GMO FOREIGN FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
1992                                                                             -4.62
1993                                                                             41.18
1994                                                                              6.50
1995                                                                             13.85
1996                                                                             14.32
1997                                                                              6.86
1998                                                                             13.95
1999                                                                             28.96
2000                                                                             -6.53
2001                                                                            -10.10

                        Highest Quarter: 16.90% (4Q1998)
                        Lowest Quarter: -12.92% (3Q1998)
                      Year-to-Date (as of 3/31/02): 4.08%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/31/84
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.10%    5.70%      9.43%      15.21%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -10.68%    3.86%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.95%    4.25%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 MSCI EAFE INDEX                 -21.44%    0.89%      4.46%      11.36%
----------------------------------------------------------------------------


(#) Information on the Fund's return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company.

* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.
FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                         ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.60%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.09%
  Administration fee                                                               0.20%(1)
  Total annual operating expenses                                                  1.14%
  Expense reimbursement                                                            0.09%(2)
  Net annual expenses                                                              1.05%


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, and certain other expenses described on page 58 of this Prospectus) exceed 0.60% of the Fund's daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $107      $353      $619      $1,378


       * After reimbursement

                                                    Fund Inception Date: 8/29/97

 GMO EMERGING COUNTRIES FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe. Under normal circumstances, the Fund will invest at least 80% of its net assets in investments tied economically to "emerging countries." The Manager defines "emerging countries" to be countries which are not included in a "developed markets" index, such as the MSCI EAFE Index (Europe, Australasia, and Far East). The Manager seeks to manage the Fund so that it maintains relatively high liquidity (compared to the GMO Emerging Markets Fund). The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging markets equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long-term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level, considering factors such as earnings revisions, forecasted price-to-earnings, and forecasted earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.



     The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund has a value bias relative to other emerging market funds. The Manager seeks to control risk relative to the Fund's benchmark and add value through country selection.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

BENCHMARK

     The Fund's benchmark is the S&P/IFC Investable Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price. The S&P/IFC Investable Composite Index currently includes 23 countries.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.


- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.


- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.


     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                     GMO EMERGING COUNTRIES FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 2001 are not reflected in the bar chart, but are reflected in the table below and to the right; as a result, the returns in the table are lower than the returns in the bar chart. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Year Ending December 31
[Graph]

                                                                      EMERGING COUNTRIES FUND (%)
                                                                      ---------------------------
1998                                                                            -24.03
1999                                                                             94.69
2000                                                                            -28.51
2001                                                                              6.03

                        Highest Quarter: 60.80% (2Q1999)
                        Lowest Quarter: -28.87% (2Q1998)
                      Year-to-Date (as of 3/31/02): 22.25%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/29/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              4.34%       N/A        N/A      -2.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.99%       N/A        N/A      -2.95%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          1.98%       N/A        N/A      -2.28%
----------------------------------------------------------------------------
 S&P/IFC INVESTABLE COMPOSITE
  INDEX                           1.76%       N/A        N/A      -6.30%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.65%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.73%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  1.83%(1)
  Expense reimbursement                                                            0.26%(3,4)
  Net annual expenses                                                              1.57%(1,3,5)



(1) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 4).


(3) As a result of a change in the Fund's accounting methodology, "Other expenses" were restated to reflect the exclusion of repatriation taxes assessed in certain jurisdictions in which the Fund invests. These repatriation taxes amounted to 0.05% for the fiscal year ended February 28, 2002.


(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, and transfer taxes) exceed 1.55% of the Fund's average daily net assets.


(5) Restated to reflect a change in the Fund's expense reimbursement limitation as of April 1, 2002 (see note 4).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $160      $550      $966      $2,127


       * After reimbursement

                               FIXED INCOME FUNDS


     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset-backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The emerging countries (also referred to in this Prospectus as emerging markets) below include less developed countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe. The emerging countries (or emerging markets) in which certain Fixed Income Funds invest may differ from those in which certain International Equity Funds invest.


 GMO DOMESTIC BOND FUND                             Fund Inception Date: 8/18/94


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to U.S. investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds, including U.S. government securities, asset-backed securities issued by U.S. government agencies, convertible bonds and asset-backed securities of private issuers. Under normal circumstances, the Fund will invest at least 80% of its net assets in each of (i) bond investments and (ii) investments tied economically to the United States. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments), directly in fixed income securities, and invest a significant portion of its assets in shares of the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The Fund may also expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Manager seeks to manage the Fund with a low level of risk relative to the benchmark.



     The Manager employs fundamental research techniques to identify bond investments which the Manager believes are undervalued. The Manager considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of approximately five years, similar to the duration of the Fund's benchmark.


BENCHMARK

     The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index, an independently maintained and published U.S. government bond index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities, and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests to a material extent in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO DOMESTIC BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26
2001                                                                              7.44

                        Highest Quarter: 6.35% (2Q1995)
                        Lowest Quarter: -2.37% (1Q1996)
                      Year-to-Date (as of 3/31/02): -0.42%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/18/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              7.44%     7.45%        N/A       7.79%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.90%     4.15%        N/A       4.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          4.82%     4.39%        N/A       4.71%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. GOVERNMENT
  BOND INDEX                      7.23%     7.40%        N/A       7.73%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.10%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.05%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  0.60%(1)
  Expense reimbursement                                                            0.05%(1,3)
  Net annual expenses                                                              0.55%(1)



(1) The Fund may invest in the GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR, including but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.00% and 0.02%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus) exceed 0.10% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $56      $187      $330       $745


       * After reimbursement

                                                    Fund Inception Date: 4/30/97

 GMO CORE PLUS BOND FUND



INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to U.S. bond investments (principally U.S. government securities and asset-backed securities issued by U.S. government agencies and private issuers), with additional return sought through exposure to foreign bond and currency markets. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to achieve U.S. bond market exposure by investing in the GMO Alpha LIBOR Fund, in "synthetic" bonds (rather than making direct investments), and/or directly in U.S. government securities and other high-quality U.S. dollar-denominated fixed income investments (including investment grade bonds, convertible bonds, collateralized bonds, and mortgage-backed securities of private issuers). The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The Fund intends to achieve foreign bond exposure primarily by investing in exchange-traded and over-the-counter foreign bond derivatives (including "synthetic" bonds). The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74).



     The Manager employs fundamental research techniques and quantitative applications to exploit valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio and to determine currency and country allocations. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The core portfolio seeks to match the benchmark's duration, which as of May 31, 2002, was 4.40 years. The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success in selecting foreign bond and currency markets to over and underweight, and 3) the Manager's success in selecting undervalued issues. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund uses credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve payment by one party of a specific rate in exchange for a specified payment upon a default of the underlying security during the swap period. To the extent the Fund uses credit default swaps, there is no assurance they will be effective or will have the desired result.


BENCHMARK

     The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index, an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities, and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. The Fund also uses credit default swaps, which are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting on") a default, in the event of an actual default by the issuer of the underlying obligation. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                         GMO CORE PLUS BOND FUND
PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Year Ending December 31
[GRAPH]

                                                                        CORE PLUS BOND FUND (%)
                                                                        -----------------------
1998                                                                              3.87
1999                                                                             -2.38
2000                                                                             12.66
2001                                                                              9.89

                        Highest Quarter: 5.04% (4Q2000)
                        Lowest Quarter: -2.37% (1Q1999)
                      Year-to-Date (as of 3/31/02): 0.00%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/30/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              9.89%       N/A        N/A       7.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.36%       N/A        N/A       4.94%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          6.00%       N/A        N/A       4.85%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX                      8.44%       N/A        N/A       7.77%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.25%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.10%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  0.80%(1)
  Expense reimbursement                                                            0.10%(1,3)
  Net annual expenses                                                              0.70%(1)



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's indirect total net operating expenses and indirect investment-related expenses were 0.02% and 0.04%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of
(a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus) (excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $72      $245      $434       $981


       * After reimbursement

                                                   Fund Inception Date: 12/22/93


 GMO INTERNATIONAL BOND FUND


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index plus investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities and collateralized bonds issued by foreign governments, U.S. government agencies and private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments) and in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF")(see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74).



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error, and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued issues within the relevant markets, as well as considering risk and market correlations. The Fund's portfolio will generally have a duration within 2 years of the duration of the Fund's benchmark.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index, an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                     GMO INTERNATIONAL BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27
2001                                                                             -2.61

                        Highest Quarter: 10.53% (1Q1995)
                        Lowest Quarter: -5.78% (1Q1999)
                      Year-to-Date (as of 3/31/02): -1.30%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/22/93
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -2.61%    0.52%        N/A        5.92%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.75%   -0.95%        N/A        3.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -1.59%   -0.16%        N/A        3.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND INDEX          -3.60%    0.08%        N/A        3.61%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES (expenses paid from Fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------------
  Management fee                                                                                      0.25%
  Distribution (12b-1) fee                                                                            0.25%
  Other expenses                                                                                      0.11%(1)
  Administration fee                                                                                  0.20%(2)
  Total annual operating expenses                                                                     0.81%(1)
  Expense reimbursement                                                                               0.11%(1,3)
  Net annual expenses                                                                                 0.70%(1)



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.03% and 0.04%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of
(a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus) (excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                        1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                        -------   -------   -------   --------
Class M                                                   $72      $248      $439       $991


       * After reimbursement

                                                    Fund Inception Date: 9/30/94

 GMO CURRENCY HEDGED

    INTERNATIONAL BOND FUND


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index (Hedged) plus investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments) and a significant investment in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The Fund generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74).



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and market correlations. The Fund's portfolio will generally have a duration within 2 years of the duration of the Fund's benchmark.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                             GMO CURRENCY HEDGED
                                                         INTERNATIONAL BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND(%)
                                                              ------------------------------------------
1995                                                                             27.79
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65
2000                                                                             12.52
2001                                                                              6.35

                        Highest Quarter: 8.50% (2Q1995)
                        Lowest Quarter: -0.47% (2Q1999)
                      Year-to-Date (as of 3/31/02): -0.11%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/30/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              6.35%     8.49%        N/A      12.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   0.82%     3.25%        N/A       7.25%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          3.76%     4.24%        N/A       7.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)             6.03%     8.22%        N/A      10.08%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES (expenses paid from Fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------------
  Management fee                                                                                      0.25%
  Distribution (12b-1) fee                                                                            0.25%
  Other expenses                                                                                      0.54%(1)
  Administration fee                                                                                  0.20%(2)
  Total annual operating expenses                                                                     1.24%(1)
  Expense reimbursement                                                                               0.54%(1,3)
  Net annual expenses                                                                                 0.70%(1)



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and 0.05%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of
(a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus) (excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $72      $340      $629      $1,452


        * After reimbursement

                                                   Fund Inception Date: 12/28/95

 GMO GLOBAL BOND FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Global Government Bond Index plus investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in bond investments. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments) and in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 10% of the Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF")(see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74).



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager also uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets. The Fund's portfolio will generally have a duration within 2 years of the duration of the Fund's benchmark.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Global Government Bond Index, an independently maintained and published index composed of government bonds of 13 developed countries, including the U.S., with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than risks associated with direct, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results). As a result of an investment by the Fund in ECDF, some of the above-referenced risks may be more pronounced, including Derivatives Risk.

                                                            GMO GLOBAL BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54
2000                                                                              4.38
2001                                                                             -0.62

                        Highest Quarter: 7.05% (3Q2001)
                        Lowest Quarter: -4.98% (1Q1999)
                      Year-to-Date (as of 3/31/02): -1.28%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/28/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -0.62%    2.82%        N/A        4.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.51%    1.10%        N/A        2.43%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     0.02%    1.49%        N/A        2.66%
----------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT
  BOND INDEX                     -0.80%    2.42%        N/A        2.74%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                    0.19%
  Distribution (12b-1) fee                                                          0.25%
  Other expenses                                                                    0.09%(1)
  Administration fee                                                                0.20%(2)
  Total annual operating expenses                                                   0.73%(1)
  Expense reimbursement                                                             0.09%(1,3)
  Net annual expenses                                                               0.64%(1)



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.19% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and 0.06%, respectively (based on restated expenses for ECDF). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.19% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of
(a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus)(excluding Emerging Country Debt Fund's investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense and transfer taxes), exceeds 0.19% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.19% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $65      $224      $397       $898


       * After reimbursement

                                                    Fund Inception Date: 7/20/98

 GMO EMERGING COUNTRY DEBT
    SHARE FUND



INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a "feeder" fund that invests exclusively (other than certain investments in cash and high quality money market instruments) in a "master" fund, GMO Emerging Country Debt Fund ("ECDF"), and will therefore maintain an investment objective and principal investment strategies identical to those of ECDF. The Fund is offered to investors who are investing through intermediaries that are unable to invest directly in ECDF. Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging country issuers and (ii) debt investments. The Manager defines "emerging countries" to include emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe ("emerging countries"). ECDF seeks to achieve its objective of high total return by seeking exposure primarily to sovereign debt of emerging countries. ECDF may make use of a wide variety of exchange traded and over-the-counter derivative instruments to implement its strategies (including options, futures, swap contracts and "synthetic" bonds), and may seek to provide some protection against defaults through the use of credit default swaps. ECDF may also use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default. For a discussion of the investment objective, principal investments strategies and principal risks for ECDF, please see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74.


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global, an independently maintained and published index composed of debt securities of 31 countries, which includes Brady bonds, sovereign debt, local debt and Eurodollar debt, all of which are dollar denominated.

PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include those outlined in the following brief summary of the principal risks; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging countries issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



- Liquidity Risk - ECDF's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are particularly pronounced for ECDF because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. ECDF uses credit default swaps, which are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting" on) a default, in the event of an actual default by the issuer of the underlying obligation. Derivatives risk is particularly pronounced for the Fund because ECDF creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to foreign fixed income securities and currencies.



- Market Risk - Fixed Income Securities - The value of ECDF's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for ECDF, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for ECDF, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. ECDF will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the ECDF hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO EMERGING COUNTRY DEBT
                                                                      SHARE FUND

PERFORMANCE


     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -30.88
1999                                                                             32.13
2000                                                                             24.22
2001                                                                             14.25


                        Highest Quarter: 26.16% (2Q1995)


                        Lowest Quarter: -35.20% (3Q1998)


                      Year-to-Date (as of 3/31/02): 9.03%



                         AVERAGE ANNUAL TOTAL RETURNS*#

                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/19/94#
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              14.25%   11.17%        N/A      19.36%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    8.77%    4.43%        N/A      11.61%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           8.67%    5.79%        N/A      12.16%
----------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL(a)        1.36%    7.35%        N/A      12.97%
----------------------------------------------------------------------------
 EMBI GLOBAL +(b)                  1.36%    7.17%        N/A      12.75%
----------------------------------------------------------------------------



(a) Fund's benchmark.


(b) The Emerging Market Bond Index ("EMBI") Global + is a composite benchmark computed by the Manager, and represents the J.P. Morgan EMBI prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBI Global thereafter, each of which was the Fund's benchmark during the periods indicated.


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.


# The Fund's performance prior to July 20, 1998 (the Fund's inception date) reflects the performance of the GMO Emerging Country Debt Fund.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.35%(1)
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.42%(1)
  Administration fee                                                               0.05%(2)
  Total annual operating expenses                                                  1.07%(1)
  Expense reimbursement                                                            0.05%(1,3)
  Net annual expenses                                                              1.02%(1)



(1) The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund ("ECDF") (offered through a separate prospectus) and indirectly bears the purchase premium (currently 0.50% of amount invested), redemption fee (currently 0.25% of amount redeemed, subject to certain limited exceptions), and operating expenses applicable to that Fund. Purchase premiums and redemption fees are paid to and retained by the ECDF to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases of ECDF shares, and certain limited fee waivers and reductions may apply from time to time. Total annual operating expenses represent combined fees and expenses of both Funds (based on restated expenses for ECDF). (2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust and certain other expenses described on page 58 of this Prospectus).


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $104      $335      $585      $1,301


       * After reimbursement

                                                    Fund Inception Date: 4/18/90

 GMO SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE
     Provide current income.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to securities issued or guaranteed by the U.S. government or its agencies, asset-backed securities issued by U.S. government agencies and private issuers, high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, repurchase agreements, and certificates of deposit, bankers' acceptances and other bank obligations. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The Fund may also use derivatives. While the Fund intends to invest primarily in short-term securities, it is NOT a money market Fund, and is therefore not subject to the regulations applicable to money market funds. The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity.


     The Manager uses fundamental investment techniques to purchase bonds with high relative yield spreads. The Fund seeks to maintain a duration slightly longer than the three-month duration of the Fund's benchmark. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations but is also present to a somewhat lesser extent in this Fund. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Concentration Risk (e.g., magnified risk resulting from concentrating investments in a small number of industries or countries), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO SHORT-TERM INCOME FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                                       SHORT-TERM INCOME FUND(%)
                                                                       -------------------------
1992                                                                             5.80
1993                                                                             5.66
1994                                                                             1.60
1995                                                                             9.97
1996                                                                             5.40
1997                                                                             6.11
1998                                                                             4.49
1999                                                                             5.09
2000                                                                             7.40
2001                                                                             4.99

                        Highest Quarter: 3.23% (3Q1992)
                        Lowest Quarter: -0.21% (1Q1992)
                      Year-to-Date (as of 3/31/02): 0.63%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/18/90(#)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               4.99%    5.61%      5.63%       6.00%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.70%    3.37%      3.26%       3.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           3.45%    3.42%      3.36%       3.73%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL INDEX          4.09%    5.02%      4.70%       4.97%
----------------------------------------------------------------------------


(#) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.05%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.12%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  0.62%(1)
  Expense reimbursement                                                            0.12%(1,3)
  Net annual expenses                                                              0.50%(1)



(1) The Fund may invest in GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.00% and 0.04%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR.


(2) The administration fee for Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus) exceed 0.05% of the Fund's daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $51      $186      $334       $763


       * After reimbursement

                                                    Fund Inception Date: 7/29/94

 GMO GLOBAL HEDGED EQUITY FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in shares of the GMO U.S. Equity Funds (including GMO U.S. Equity Funds offered in separate prospectuses) and GMO International Equity Funds (including the GMO Emerging Markets Funds and other GMO International Equity Funds offered in separate prospectuses) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. The Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the equity market(s) and against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments. Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Manager seeks to manage the Fund so that it will perform more like a short-term fixed income fund adjusted by the Manager's outperformance or underperformance of equity markets generally.


     The Fund will implement its strategy globally with a combination of U.S., international and emerging market equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate. For the emerging market equity portion of the portfolio, the Fund will invest in an emerging markets strategy that will be hedged using U.S. and foreign exchange-traded futures and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.

BENCHMARK

     The Fund's benchmark is the Salomon Smith Barney ("SSB") 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Market Risk - Equity Securities - Investments by the Fund or underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund, which may use derivatives to gain exposure to fixed income securities and foreign currencies.


- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.


     Other principal risks of an investment in the Fund include Market
Risk - Fixed Income Securities (e.g., risk that values of fixed income securities in which the Fund is invested decline during periods of rising interest rates), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO GLOBAL HEDGED EQUITY FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[BAR GRAPH]

                                                                     GLOBAL HEDGED EQUITY FUND(%)
                                                                     ----------------------------
1995                                                                              8.03
1996                                                                              4.09
1997                                                                              -1.6
1998                                                                             -7.08
1999                                                                              1.65
2000                                                                             19.37
2001                                                                              15.1

                        Highest Quarter: 8.01% (2Q1999)
                        Lowest Quarter: -4.10% (2Q1998)
                      Year-to-Date (as of 3/31/02): 4.97%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              15.10%    5.01%        N/A       5.05%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   12.08%    1.93%        N/A       2.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           9.17%    2.52%        N/A       2.93%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL INDEX          4.09%    5.02%        N/A       5.15%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.50%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   1.08%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  2.03%(1)
  Expense reimbursement                                                            0.79%(1,3)
  Net annual expenses                                                              1.24%(1)



(1) The Fund may invest in underlying Funds and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund for certain of its indirect expenses is equal to 0.50% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.57% and 0.00%, respectively (based on restated expenses for certain underlying Funds). Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of
(i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.50% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $126      $560     $1,020     $2,295


       * After reimbursement

                                                    Fund Inception Date: 3/31/97

 GMO INFLATION INDEXED BOND FUND

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in securities that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and (ii) inflation indexed investments. The Manager defines "inflation indexed" securities as those which are "linked" to general measures of inflation because such instrument's terms, principal or interest components change with general movements of inflation in the country of issue. The Fund's portfolio concentrates on inflation indexed securities issued by the U.S. government (including U.S. government agencies), but may also include inflation indexed bonds issued by foreign governments and corporate issuers. The Fund intends to invest primarily in "synthetic" bonds (rather than making direct investments), directly in fixed income securities, and in shares of the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds").



     The Manager uses fundamental investment techniques to select issues to match the Fund's duration to that of its benchmark. The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices.


BENCHMARK

     The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index, an independently maintained and published index of inflation-indexed linked U.S. Treasury securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



- Derivatives Risk - The use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because it creates "synthetic" bonds to replace direct investment and may use other types of derivatives to gain exposure to fixed income securities and foreign currencies.



- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                 GMO INFLATION INDEXED BOND FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Year Ending December 31
[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
1998                                                                              4.17
1999                                                                              2.70
2000                                                                             13.32
2001                                                                              8.59

                        Highest Quarter: 5.11% (1Q2001)
                        Lowest Quarter: -0.84% (4Q2001)
                      Year-to-Date (as of 3/31/02): 1.13%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.59%       N/A        N/A       6.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.03%       N/A        N/A       4.58%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          5.31%       N/A        N/A       4.32%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. TREASURY
  INFLATION NOTES INDEX           7.90%       N/A        N/A       6.44%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.10%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   0.26%(1,2)
  Administration fee                                                               0.20%(3)
  Total annual operating expenses                                                  0.81%(1)
  Expense reimbursement                                                            0.09%(1,4)
  Net annual expenses                                                              0.72%(1,2)



(1) The Fund may invest in GMO Alpha LIBOR Fund ("Alpha LIBOR") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of Alpha LIBOR including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in Alpha LIBOR. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the percentage of the Fund's portfolio invested in Alpha LIBOR and the size of those investments.


(2) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2002, net annual operating expenses (before addition of interest expense) and interest expense were 0.55% and 0.17%, respectively.


(3) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 4).


(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust and certain other expenses described on page 58 of this Prospectus) exceed 0.10% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $74      $250      $441       $993


       * After reimbursement

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")


     The Asset Allocation Funds invest primarily in other GMO Funds to provide an investor with exposure to the investments -- and attendant risks -- of the underlying Funds. Any reference to the GMO Emerging Markets Funds in this section means the GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund, collectively.



                                                   Fund Inception Date: 10/11/96

 GMO INTERNATIONAL EQUITY
    ALLOCATION FUND

INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds, including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund and other GMO International Equity Funds offered in separate prospectuses) and the GMO Fixed Income Funds (including GMO Fixed Income Funds offered in separate prospectuses) (the "underlying Funds"). For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to international equity and fixed income securities through investment in the underlying Funds.


     The investment process for the Fund begins with a universe generally represented by MSCI ACWI (All Country World Index) Free ex-U.S. Index. The Manager determines weightings in the underlying Funds using an optimization process based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the MSCI ACWI (All Country World Index) Free ex-U.S. Index, an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                            GMO INTERNATIONAL EQUITY
                                               ALLOCATION FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years ending December 31
[BAR GRAPH]

                                                                INTERNATIONAL EQUITY ALLOCATION FUND(%)
                                                                ---------------------------------------
1997                                                                              1.74
1998                                                                              1.99
1999                                                                             26.77
2000                                                                             -6.52
2001                                                                             -5.73

                        Highest Quarter: 14.99% (4Q1998)
                        Lowest Quarter: -15.91% (3Q1998)
                      Year-to-Date (as of 3/31/02): 8.65%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


------------------------------------------------------------------------------
                                   1 YEAR    5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------------------
 CLASS III                                                        10/11/96
------------------------------------------------------------------------------
 RETURN BEFORE TAXES                -5.73%    3.00%        N/A       3.39%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                     -6.68%    1.10%        N/A       1.49%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            -3.47%    1.68%        N/A       1.99%
------------------------------------------------------------------------------
 MSCI ACWI FREE EX-U.S. INDEX      -19.73%    0.83%        N/A       1.15%
------------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                      *(1)
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                      *(1)
  Administration fee                                                               0.05%(2)
  Total annual operating expenses                                                     *(1)
  Expense reimbursement                                                               *(1,3)
  Net annual expenses                                                                 *(1)



(1) The Fund does not charge any management fees directly. The Fund does charge distribution (12b-1) fees (0.25%) and an administration fee (0.05%) (see note
2). The Fund also incurs certain other direct expenses (0.05% for the year ended February 28, 2002), all of which are reimbursed as described in note 3 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses incurred by the Fund for the fiscal year ended February 28, 2002 were 0.79% and 0.01%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust and certain other expenses described on page 58 of this Prospectus).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                        $111      $357      $623      $1,382


       * After reimbursement

                                                    Fund Inception Date: 6/28/96


 GMO WORLD BALANCED ALLOCATION FUND


INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds, including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund and other GMO International Equity Funds offered in separate prospectuses), the GMO U.S. Equity Funds (including GMO U.S. Equity Funds offered in separate prospectuses), and the GMO Fixed Income Funds (including GMO Fixed Income Funds offered in separate prospectuses) (the "underlying Funds"). For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to global equity and fixed income securities through investment in the underlying Funds.



     The investment process for the Fund begins with a universe generally represented by the GMO World Balanced Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/ characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the GMO World Balanced Index, a composite benchmark computed by GMO. It consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation); (ii) the MSCI ACWI (All Country World Index) Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International); and (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI) and 35% (Lehman Brothers). The GMO World Balanced Index reflects reinvestment of all applicable dividends, capital gains, and interest.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                              GMO WORLD BALANCED ALLOCATION FUND


PERFORMANCE

     The performance information presented was achieved prior to the change in the Fund's principal investment strategies, effective June 30, 2002, which will result in the Fund seeking broad exposure to both global equity and fixed income securities. Therefore, the past performance presented (before and after taxes) will not be indicative of future performance. The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                                   WORLD EQUITY ALLOCATION FUND (%)
                                                                   --------------------------------
1997                                                                             10.23
1998                                                                              2.73
1999                                                                             23.44
2000                                                                             -0.62
2001                                                                             -1.52

                        Highest Quarter: 14.30% (4Q1998)
                        Lowest Quarter: -15.08% (3Q1998)
                      Year-to-Date (as of 3/31/02): 8.32%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/28/96(A)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -1.52%    6.47%        N/A       6.75%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -3.20%    3.50%        N/A       3.85%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -0.94%    4.20%        N/A       4.43%
----------------------------------------------------------------------------
 MSCI ACWI FREE INDEX(b)         -16.20%    5.11%        N/A       5.62%
----------------------------------------------------------------------------
 GMO WORLD BALANCED INDEX(c)      -6.15%    8.35%        N/A       9.01%
----------------------------------------------------------------------------



(a) The Fund commenced operations on June 28, 1996 with two classes of shares - Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.


(b) The MSCI ACWI (All Country World Index) Free Index is a global (including U.S. and emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International. Effective June 30, 2002, the Fund changed its benchmark from the MSCI ACWI Free Index to the GMO World Balanced Index to reflect its current practice of providing broad exposure to both global equity and fixed income securities.


(c) Fund's benchmark (computed by the Manager).


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.
FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                      *(1)
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                      *(1)
  Administration fee                                                               0.05%(2)
  Total annual operating expenses                                                     *(1)
  Expense reimbursement                                                               *(1,3)
  Net annual expenses                                                                 *(1)



(1) Effective June 30, 2002, the Fund's investment objective and operating policies were changed. The Fund's expenses have been restated and are estimates for the current fiscal year. The Fund does not charge any management fees directly. The Fund does charge distribution (12b-1) fees (0.25%) and an administration fee (0.05%) (see note 2). The Fund also incurs certain other direct operating expenses, which are estimated to be 0.04% for the current fiscal year, all of which are reimbursed as described in note 3 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The Fund's indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses for the current fiscal year are estimated at 0.50% and 0.01%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying funds in which the Fund's portfolio is invested.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust and certain other expenses described on page 58 of this Prospectus).

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $82      $264      $462      $1,033


       * After reimbursement

                                                   Fund Inception Date: 11/26/96

 GMO GLOBAL (U.S.+) EQUITY
    ALLOCATION FUND

INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds, including primarily the GMO U.S. Equity Funds (including GMO U.S. Equity Funds offered in separate prospectuses), the GMO International Equity Funds (including the GMO Emerging Markets Fund and other GMO International Equity Funds offered in separate prospectuses) and the GMO Fixed Income Funds (including GMO Fixed Income Funds offered in separate prospectuses) (the "underlying Funds"). For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to global equity and fixed income securities through investment in the underlying Funds.



     The investment process for the Fund begins with a universe generally represented by the GMO Global Equity Index. The Manager determines weightings in the underlying Funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the GMO Global Equity Index, a composite computed by GMO. It consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation) and (ii) the MSCI ACWI (All Country World Index) Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI).


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Descriptions of Principal Risks" on page 52.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - Investments by underlying Funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO GLOBAL (U.S.+) EQUITY
                                                                 ALLOCATION FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
1997                                                                             19.90
1998                                                                              5.97
1999                                                                             19.28
2000                                                                              3.75
2001                                                                             -0.74

                        Highest Quarter: 14.22% (4Q1998)
                        Lowest Quarter: -13.52% (3Q1998)
                      Year-to-Date (as of 3/31/02): 6.34%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/26/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -0.74%    9.31%        N/A       9.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -1.83%    5.76%        N/A       5.63%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      0.02%    6.36%        N/A       6.25%
----------------------------------------------------------------------------
 MSCI ACWI FREE INDEX(a)         -16.20%    5.11%        N/A       4.65%
----------------------------------------------------------------------------
 GMO GLOBAL EQUITY(b)            -13.87%    8.26%        N/A       7.71%
----------------------------------------------------------------------------



(a) The MSCI ACWI (All Country World Index) Free Index is a global (including U.S. and emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International.


(b) Fund's benchmark (computed by the Manager).


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                      *(1)
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                      *(1)
  Administration fee                                                               0.05%(2)
  Total annual operating expenses                                                     *(1)
  Expense reimbursement                                                               *(1,3)
  Net annual expenses                                                                 *(1)



(1) The Fund does not charge any management fees directly. The Fund does charge distribution (12b-1) fees (0.25%) and an administration fee (0.05%) (see note
2). The Fund also incurs certain other direct expenses (0.07% for the year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses incurred by the Fund for the fiscal year ended February 28, 2002 were 0.61% and 0.01%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 for the Fund's operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus).


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $93      $305      $535      $1,195


       * After reimbursement

                                                   Fund Inception Date: 12/31/92

 GMO U.S. SECTOR FUND

INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Intrinsic Value Fund and Real Estate Fund, which are offered in this Prospectus, and in the GMO Small Cap Growth Fund and Small Cap Value Fund (offered through a separate prospectus) (collectively, the "underlying Funds") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74). The Fund may also directly invest in common stocks. Under normal circumstances, the Fund will invest at least 80% of its assets in investments tied economically to the United States. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when cash flows occur, when the investment outlook has changed, or when there has been a significant change in market valuation levels. The Manager uses fundamental investment principles and quantitative applications to structure a portfolio that will typically be nearly fully exposed to U.S. equity securities through investment in the underlying Funds.



     The investment process for the Fund begins with a universe generally represented by the Wilshire 5000 Stock index. The Manager determines weightings in the underlying Funds using an optimization based on long-term forecasts of relative value and risk among the major sectors of the U.S. equity market (which include the large cap value, large cap growth, large cap core, small cap value, small cap growth and real estate/REIT asset classes). This process analyzes sector and individual security levels based on factors/characteristics such as aggregated price to book, price to fair value, dividend yield, cash earnings, price to earnings, inflation, and interest rates, among others. Specific to REIT valuation, the process analyzes factors such as price to fair value, price to earnings momentum, short-term sector momentum and property type. Forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to manage the Fund with low risk relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the S&P 500 Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks" on page 52.



- Fund of Funds Risk - Because the Fund invests in other Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Market Risk - Equity Securities - Investments by underlying Funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



- Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities. In addition, the value of the Fund's investment in the Real Estate Fund can be expected to change in light of factors affecting the real estate industry.



     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund creates risks different from, or greater than, risks associated with direct investments in securities and other investments by the Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated underlying Fund investments negatively affect the value of such holdings), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO U.S. SECTOR FUND

PERFORMANCE

     The bar chart and table below indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                                         U.S. SECTOR FUND (%)
                                                                         --------------------
1993                                                                             16.88
1994                                                                              3.27
1995                                                                             43.18
1996                                                                             18.24
1997                                                                             28.64
1998                                                                             11.64
1999                                                                             14.31
2000                                                                              9.84
2001                                                                              7.27

                        Highest Quarter: 16.09% (4Q1998)
                        Lowest Quarter: -12.52% (3Q1998)
                      Year to Date (as of 3/31/02): 4.39%



                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2001


-------------------------------------------------------------------------------------
                                1 YEAR(#)   5 YEARS(#)   10 YEARS(#)   INCEPT.(#)
-------------------------------------------------------------------------------------
 CLASS III                                                             12/31/92
-------------------------------------------------------------------------------------
 RETURN BEFORE TAXES               7.27%      14.10%           N/A       16.50%
-------------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    6.06%       5.39%           N/A        9.47%
-------------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      4.40%       7.67%           N/A       10.53%
-------------------------------------------------------------------------------------
 S&P 500 INDEX                   -11.89%      10.70%           N/A       13.54%
-------------------------------------------------------------------------------------


(#) The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.
FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                   9.00%(1)
  Administration fee                                                               0.20%(2)
  Total annual operating expenses                                                  9.78%(1)
  Expense reimbursement                                                            8.97%(1,3)
  Net annual expenses                                                              0.81%(1)



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund, for certain of its indirect expenses is equal to 0.33% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.51% and 0.00%, respectively. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 58 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.33% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2003 to the extent that the sum of
(i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.33% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class M                                                         $83     $2,024    $3,785     $7,501


        * After reimbursement

                         DESCRIPTION OF PRINCIPAL RISKS


     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

----------------------------------------------------------------------------------------------------------------------------
                                       MARKET RISK
                                  ---------------------
                                               FIXED               SMALLER               FOREIGN                  NON-
                                    EQUITY     INCOME   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION
                                  SECURITIES SECURITIES   RISK      RISK       RISK        RISK      RISK         RISK
----------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                      --                    --                   --
----------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund              --                    --                   --
----------------------------------------------------------------------------------------------------------------------------
 Value Fund                          --                    --                   --                                 --
----------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                --                    --                   --                                 --
----------------------------------------------------------------------------------------------------------------------------
 Growth Fund                         --                    --                   --                                 --
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund                    --                    --                   --                                 --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
 International Disciplined Equity
  Fund                               --                    --                   --          --        --
----------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                               --                    --                   --          --        --
----------------------------------------------------------------------------------------------------------------------------
 International Growth Fund           --                    --                   --          --        --
----------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                        --                    --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                        --                    --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund             --                    --        --         --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                             --         --                   --                                 --
----------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                            --         --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                        --         --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                                     --         --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                               --         --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund               --         --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                         --         --                                                      --
----------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund           --         --         --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                    --         --                   --          --        --           --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                               --         --         --        --         --          --        --
----------------------------------------------------------------------------------------------------------------------------
 World Balanced Allocation Fund      --         --         --        --         --          --        --
----------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                               --         --         --        --         --          --        --
----------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                    --         --         --        --         --          --        --           --
----------------------------------------------------------------------------------------------------------------------------

---------------------------------  --------------------------------------------------------------

                                                             CREDIT AND                  FUND OF
                                   CONCENTRATION LEVERAGING COUNTERPARTY   MANAGEMENT     FUNDS
                                       RISK         RISK        RISK          RISK        RISK
---------------------------------  --------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------
 U.S. Core Fund                                      --          --            --
----------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                              --          --            --
----------------------------------------------------------------------------------------------------------------------------
 Value Fund                                          --          --            --
----------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                                --          --            --
----------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                         --          --            --
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund                       --           --          --            --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
 International Disciplined Equity
  Fund                                               --          --            --
----------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                                               --          --            --
----------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                           --          --            --
----------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                                        --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                                    --            --
----------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund                             --          --            --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                                  --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                                 --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                             --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                                          --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                                    --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund                    --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                 --           --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund                           --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                         --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                                               --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 World Balanced Allocation Fund                      --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                                               --          --            --          --
----------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                                    --          --            --          --
----------------------------------------------------------------------------------------------------------------------------


     Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:

     EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Intrinsic Value Fund, International Disciplined Equity Fund and International Intrinsic Value Fund which invest primarily in value securities.

     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund and the International Growth Fund, which invest primarily in growth securities.

     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.

     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities) and is even present, but to a somewhat lesser extent, in the Short-Term Income Fund.


     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Share Fund and Inflation Indexed Bond Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.


     In addition, a related market risk exists for the Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.

     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Share Fund and Emerging Countries Fund, both of which may primarily make investments in emerging market securities and related derivatives, which are not widely traded and which may be subject to purchase and sale restrictions.


     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies.

     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.


     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.



     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the Fixed Income Funds, which use derivatives, in particular "synthetic" bonds (created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security), as a basic component of their investment strategy to gain exposure to fixed income securities and foreign currencies.



     In addition, the Fixed Income Funds may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Funds, in particular the Emerging Country Debt Fund (and thus indirectly the Emerging Country Debt Share Fund) and Core Plus Bond Fund, may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps also have documentation risk, as described above.


     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.


     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund, and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.



     In addition, Funds such as the Emerging Countries Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund and Emerging Country Debt Share Fund, which invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies, are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both governmental and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.


     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund and Emerging Country Debt Share Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."



     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, Real Estate Fund, Currency Hedged International Equity Fund, Foreign Fund, Emerging Countries Fund, Intrinsic Value Fund, all of the Fixed Income Funds and the U.S. Sector Fund are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.



     In addition, each of the Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, and Global Bond Fund may invest a substantial portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets in shares of the GMO Emerging Country Debt Fund, a portfolio of the Trust offered through a separate prospectus which is not diversified within the meaning of the 1940 Act. Each of the Fixed Income Funds may invest without limitation in shares of the GMO Alpha LIBOR Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Investments in GMO Funds Offered Through Separate Prospectuses" on page 74 for information regarding certain risks and other information relating to GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund.


     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as part of a diversified portfolio including other assets. This section describes the Fund that presents the most significant concentration risk. Such risks may also exist in other Funds.


     The Real Estate Fund invests primarily in real estate securities. Thus, the value of this Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.



     - LEVERAGING RISK. Each Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


     The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

     The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.


     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.



     In addition, all of the Funds are exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements. OTC derivative transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it pursuant to OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. This type of counterparty risk is generally more pronounced for Emerging Country Debt Fund and Core Plus Bond Fund, which invest in OTC derivatives with longer durations or that have greater exposure to any one counterparty.



     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.



     - FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in other GMO Funds are exposed to the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, these Funds will indirectly be exposed to all of the risks of an investment in the underlying Funds. With respect to the Asset Allocation Funds, the Manager does not charge an investment management fee for asset allocation advice provided to such Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in this Prospectus under U.S. Sector Fund's "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Asset Allocation Funds, subject to the Manager's agreement to reimburse the Funds (see "Fees and Expenses" for each Asset Allocation Fund). The Asset Allocation Funds and other Funds which invest in GMO Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which they invest, as well as any purchase premiums or redemption fees charged by such underlying Funds subject to certain Funds' specific fee and expense reimbursement arrangements with the Manager (see "Fees and Expenses" for each of the Asset Allocation Funds, Currency Hedged International Equity Fund, Global Hedged Equity Fund and certain Funds which invest in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund). Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds and other Funds which invest in GMO Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds and other Funds which invest in GMO Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

                            MANAGEMENT OF THE TRUST


     Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2002, GMO managed more than $25 billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.


     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.

     Class M shares of each Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where shares of each Fund may be purchased.

     For the fiscal year ended February 28, 2002, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.


                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
U.S. Core Fund                               0.31%
Tobacco-Free Core Fund                       0.29%
Value Fund                                   0.40%
Intrinsic Value Fund                         0.24%
Growth Fund                                  0.26%
Real Estate Fund                             0.49%
Currency Hedged International Equity
  Fund                                       0.00%
International Intrinsic Value Fund           0.44%
Foreign Fund                                 0.51%
Emerging Countries Fund                      0.48%
Domestic Bond Fund                           0.05%
Core Plus Bond Fund                          0.16%



                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
International Bond Fund                      0.14%
Currency Hedged International Bond Fund      0.00%
Global Bond Fund                             0.11%
Emerging Country Debt Share Fund             0.00%
Short-Term Income Fund                       0.00%
Global Hedged Equity Fund                    0.00%
Inflation Indexed Bond Fund                  0.01%
International Equity Allocation Fund         0.00%
World Balanced Allocation Fund               0.00%
Global (U.S.+) Equity Allocation Fund        0.00%
U.S. Sector Fund                             0.00%


     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible.


  ---------------------------------------------------------------------------------------------------
          INVESTMENT DIVISION                              PRIMARY RESPONSIBILITIES
  ---------------------------------------------------------------------------------------------------
   U.S. Quantitative                     U.S. Equity Funds (except Value Fund and Real Estate Fund)
  ---------------------------------------------------------------------------------------------------
   U.S. Active                           Value Fund, Real Estate Fund
  ---------------------------------------------------------------------------------------------------
   International Quantitative            International Equity Funds (except Foreign Fund) and Global
                                         Hedged Equity Fund
  ---------------------------------------------------------------------------------------------------
   International Active                  Foreign Fund
  ---------------------------------------------------------------------------------------------------
   Fixed Income                          Fixed Income Funds (except Global Hedged Equity Fund)
  ---------------------------------------------------------------------------------------------------
   Asset Allocation                      Asset Allocation Funds
  ---------------------------------------------------------------------------------------------------


OTHER CLASSES OF GMO TRUST SHARES

     This Prospectus offers only Class M shares of certain Funds of the Trust. Information about other classes of shares (and other Funds offered by the Trust) is contained in separate prospectuses. Principal features of these other classes include substantial minimum investment requirements (typically $1,000,000 or higher) and lower fee and expense levels. Class M shareholders do not have the right to convert Class M shares into, or exchange Class M shares for, other classes of shares.

CUSTODIANS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.

TRANSFER AGENT

     IBT serves as the Trust's transfer agent on behalf of the Funds.

EXPENSE REIMBURSEMENT



     As more fully described in each Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse certain Funds of the Trust with respect to certain expenses through at least June 30, 2003. The following expenses are specifically excluded from the Manager's reimbursement obligation: the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes; and, in the case of the Emerging Countries Fund and Global Hedged Equity Fund, also excluding custodial fees.


                        DETERMINATION OF NET ASSET VALUE


     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's Class M per share net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets attributable to its Class M shares, less any liabilities attributable to its Class M shares, by the total outstanding Class M shares of the Fund. The market value of the Fund's investments is generally determined as follows:


Exchange listed securities

     - Last sale price or

     - Most recent bid price (if no reported sale) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

     - Fair value as determined in good faith by the Trustees or persons acting at their direction


       -- In certain cases, a significant percentage of a Fund's assets may be "fair valued." The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.


     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.

                             HOW TO PURCHASE SHARES

     A Fund's Class M shares may be purchased through certain brokers and agents who are authorized to accept purchase and redemption orders on the Funds' behalf. For instructions on purchasing shares or to obtain a purchase order form, please contact the broker or agent from whom this Prospectus was received.


     PURCHASE POLICIES. The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is received by the Trust's agent. Purchase order forms received by the Trust's agent after 4:00 p.m. (Eastern time) will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day. The Trust and its agent reserve the right to reject any order.


     DISTRIBUTION AND SERVICE (12b-1) PLAN. Each Fund has adopted a distribution plan to pay for the sale and distribution of Class M shares and for services provided to Class M shareholders. The plan provides for payments at annual rates not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares under the Plan to 0.25% of each Fund's average daily net assets attributable to its Class M shares. Because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

                              HOW TO REDEEM SHARES

     Shares of a Fund may be redeemed on any day when the NYSE is open for business. For instructions on redeeming shares, please contact the broker or agent from whom this Prospectus was received.


     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust's agent in "good order."


     A redemption request is in "good order" if it:


     - is signed exactly in accordance with the form of registration;



     - includes the exact name in which the shares are registered;



     - includes the investor's account number; and



     - includes the number of shares or the dollar amount of shares to be redeemed.



     If the redemption request is received in "good order" prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price is the net asset value per share determined on that day. If the redemption request is received in "good order" but after the close of regular trading on the NYSE, the redemption price is the net asset value per share determined on the next business day.


     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed for other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                            DISTRIBUTIONS AND TAXES


     The policy of each U.S. Equity Fund (except for the Real Estate Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held by the Fund for not more than one year ("net short-term capital gains") and net gains from the sale of securities held by the Fund for more than one year ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the purchase order form.


It is important for you to note:


     - For federal income tax purposes, Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains of the Fund, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) of the Fund will be taxable as long-term capital gains, regardless of how long a shareholder may have owned shares in the Fund or whether the distributions are received in cash or in reinvested shares.



     - Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution). When the distribution is then paid, it will be subject to tax, even though, from an investment standpoint, it may constitute a partial return of capital.


     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     - A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.


     - The investments by the Asset Allocation Funds, Currency Hedged International Equity Fund, and Global Hedged Equity Fund in other GMO Funds, and the investment by certain Funds in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund could affect the amount, timing and character of distributions. See "Taxes -- Taxation Implications of Certain Investments" in the Statement of Additional Information.


     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, which had investment operations during the reporting periods and is currently being offered.


As of the year ended February 28, 2002, only two Funds, Foreign Fund and Value Fund, offered Class M Shares. The financial highlights shown for these two Funds are for a Class M Share outstanding from the period covering each Fund's date of commencement of operations to February 28, 2002. For all other Funds, the financial highlights shown are for a Class III Share outstanding throughout each relevant period. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996. Class III Shares of each Fund are offered through a separate prospectus.


DOMESTIC EQUITY FUNDS
----------------------------------


U.S. CORE FUND*



                                                                                   CLASS III SHARES
                                                      ---------------------------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                      ---------------------------------------------------------------------------
                                                         2002          2001             2000             1999             1998
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, beginning of period................  $    13.95    $    16.63       $    18.59       $    19.99       $    20.12
                                                      ----------    ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income.............................        0.18(2)       0.20(2)          0.24(2)          0.26(2)          0.35
  Net realized and unrealized gain (loss)...........       (1.05)         0.04(3)          2.28             2.55             5.89
                                                      ----------    ----------       ----------       ----------       ----------
    Total from investment operations................       (0.87)         0.24             2.52             2.81             6.24
                                                      ----------    ----------       ----------       ----------       ----------
Less distributions to shareholders:
  From net investment income........................       (0.17)        (0.19)           (0.25)           (0.29)           (0.32)
  From net realized gains...........................       (0.01)        (2.73)           (4.23)           (3.92)           (6.05)
                                                      ----------    ----------       ----------       ----------       ----------
    Total distributions.............................       (0.18)        (2.92)           (4.48)           (4.21)           (6.37)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period......................  $    12.90    $    13.95       $    16.63       $    18.59       $    19.99
                                                      ==========    ==========       ==========       ==========       ==========
Total Return(1).....................................       (6.23)%        0.83%           13.66%           15.02%           36.69%
Ratios/Supplemental Data:
  Net assets, end of period (000's).................  $1,321,634    $1,532,124       $1,623,734       $1,780,011       $2,317,103
  Net expenses to average daily net assets..........        0.48%         0.48%            0.48%            0.48%            0.48%
  Net investment income to average daily net
    assets..........................................        1.33%         1.27%            1.27%            1.36%            1.67%
  Portfolio turnover rate...........................          69%           81%              90%              71%              60%
  Fees and expenses reimbursed by the Manager to
    average daily net assets........................        0.02%         0.02%            0.02%            0.22%            0.21%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.


* Effective June 30, 1998, the "GMO Core Fund" was renamed the "GMO U.S. Core Fund."



TOBACCO-FREE CORE FUND





                                                          CLASS III SHARES
                                   ---------------------------------------------------------------
                                                     YEAR ENDED FEBRUARY 28/29,
                                   ---------------------------------------------------------------
                                     2002          2001          2000          1999         1998
                                   --------      --------      --------      --------      -------
Net asset value, beginning of
  period......................     $  12.29      $  14.35      $  14.26      $  14.05      $ 12.98
                                   --------      --------      --------      --------      -------
Income from investment
  operations:
  Net investment income.......         0.15(2)       0.17(2)       0.20          0.18         0.22
  Net realized and unrealized
    gain (loss)...............        (1.07)        (0.20)         1.94          1.99         4.07
                                   --------      --------      --------      --------      -------
    Total from investment
      operations..............        (0.92)        (0.03)(3)      2.14          2.17         4.29
                                   --------      --------      --------      --------      -------
Less distributions to
  shareholders:
  From net investment
    income....................        (0.14)        (0.19)        (0.19)        (0.19)       (0.22)
  From net realized gains.....        --            (1.84)        (1.86)        (1.77)       (3.00)
                                   --------      --------      --------      --------      -------
    Total distributions.......        (0.14)        (2.03)        (2.05)        (1.96)       (3.22)
                                   --------      --------      --------      --------      -------
Net asset value, end of
  period......................     $  11.23      $  12.29      $  14.35      $  14.26      $ 14.05
                                   ========      ========      ========      ========      =======
Total Return(1)...............        (7.53)%       (0.83)%       15.10%        16.29%       37.82%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................     $133,203      $260,432      $321,786      $227,158      $99,922
  Net expenses to average
    daily net assets..........         0.48%         0.48%         0.48%         0.48%        0.48%
  Net investment income to
    average daily net
    assets....................         1.24%         1.20%         1.34%         1.35%        1.66%
  Portfolio turnover rate.....           85%           82%          108%           77%          70%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets..........         0.03%         0.05%         0.05%         0.25%        0.28%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND


                                                CLASS M SHARES
                                         ----------------------------
                                         PERIOD FROM JANUARY 10, 2002
                                         (COMMENCEMENT OF OPERATIONS)
                                          THROUGH FEBRUARY 28, 2002
                                         ----------------------------
Net asset value, beginning of period...            $  9.06
                                                   -------
Income from investment operations:
  Net investment income................               0.01
  Net realized and unrealized gain
    (loss).............................              (0.25)
                                                   -------
    Total from investment operations...              (0.24)
                                                   -------
Less distributions to shareholders:
  From net investment income...........                 --
  From net realized gains..............                 --
                                                   -------
    Total distributions................                 --
                                                   -------
Net asset value, end of period.........            $  8.82
                                                   =======
Total Return(1)........................              (2.65)%(2)
Ratios/Supplemental Data:
  Net assets, end of period (000's)....            $   486
  Net expenses to average daily net
    assets.............................               0.91%(3)
  Net investment income to average
    daily net assets...................               1.52%(3)
  Portfolio turnover rate..............                 95%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets.............................               0.06%(3)



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Not annualized.


(3) Annualized.


INTRINSIC VALUE FUND


                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                 YEAR ENDED
                                                                FEBRUARY 28,       PERIOD FROM AUGUST 2, 1999
                                                              -----------------   (COMMENCEMENT OF OPERATIONS)
                                                               2002      2001      THROUGH FEBRUARY 29, 2000
                                                              -------   -------   ----------------------------
Net asset value, beginning of period........................  $ 10.84   $  8.79             $ 10.00
                                                              -------   -------             -------
Income from investment operations:
  Net investment income.....................................     0.18(2)    0.20               0.11(2)
  Net realized and unrealized gain (loss)...................     0.05      2.06               (1.24)
                                                              -------   -------             -------
        Total from investment operations....................     0.23      2.26               (1.13)
                                                              -------   -------             -------
Less distributions to shareholders:
  From net investment income................................    (0.20)    (0.14)              (0.08)
  From net realized gains...................................    (0.14)    (0.07)                 --
                                                              -------   -------             -------
        Total distributions.................................    (0.34)    (0.21)              (0.08)
                                                              -------   -------             -------
Net asset value, end of period..............................  $ 10.73   $ 10.84             $  8.79
                                                              =======   =======             =======
Total Return(1).............................................     2.16%    26.00%             (11.36)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $97,622   $50,864             $38,650
  Net expenses to average daily net assets..................     0.48%     0.48%               0.48%(4)
  Net investment income to average daily net assets.........     1.67%     2.04%               1.94%(4)
  Portfolio turnover rate...................................       61%       89%                 26%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.09%     0.17%               0.25%(4)


(1) Total return would be lower had certain expenses not been reimbursed during the period shown.

(2) Computed using average shares outstanding throughout the period.

(3) Not annualized.
(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND




                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                2002        2001*        2000*        1999*        1998*
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  21.19     $  54.45     $  45.54     $  48.18     $  56.98
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................      0.10         0.14         0.22         0.33         0.44
  Net realized and unrealized gain (loss)...................     (2.97)      (10.78)       18.84         9.79        15.51
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................     (2.87)      (10.64)       19.06        10.12        15.95
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................     (0.09)       (0.15)       (0.26)       (0.33)       (0.66)
  From net realized gains...................................        --       (22.47)       (9.89)      (12.43)      (24.09)
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................     (0.09)      (22.62)      (10.15)      (12.76)      (24.75)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $  18.23     $  21.19     $  54.45     $  45.54     $  48.18
                                                              ========     ========     ========     ========     ========
Total Return(1).............................................    (13.57)%     (25.76)%      45.24%       22.90%       36.37%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $116,306     $114,988     $204,662     $158,084     $202,923
  Net expenses to average daily net assets..................      0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........      0.54%        0.27%        0.50%        0.64%        0.79%
  Portfolio turnover rate...................................       101%         111%          48%          50%          60%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.07%        0.07%        0.06%        0.23%        0.23%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.



REAL ESTATE FUND*



                                                                                       CLASS III SHARES
                                                                 ------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                                 ------------------------------------------------------------
                                                                   2002         2001         2000         1999         1998
                                                                 --------     --------     --------     --------     --------
Net asset value, beginning of period........................     $  10.31     $   8.26     $   9.13     $  12.92     $  12.62
                                                                 --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................         0.56(2)      0.60         0.51(2)      0.51(2)      0.53
  Net realized and unrealized gain (loss)...................         0.84         1.92        (0.87)       (3.36)        1.26
                                                                 --------     --------     --------     --------     --------
    Total from investment operations........................         1.40         2.52        (0.36)       (2.85)        1.79
                                                                 --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................        (0.54)       (0.47)       (0.51)       (0.19)       (0.60)
  From net realized gains...................................        --           --           --           (0.75)       (0.89)
                                                                 --------     --------     --------     --------     --------
    Total distributions.....................................        (0.54)       (0.47)       (0.51)       (0.94)       (1.49)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period..............................     $  11.17     $  10.31     $   8.26     $   9.13     $  12.92
                                                                 ========     ========     ========     ========     ========
Total Return(1).............................................        13.73%       30.86%       (4.69)%     (23.27)%      14.29%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................     $192,606     $133,420     $120,508     $143,129     $374,774
  Net expenses to average daily net assets..................         0.69%        0.69%        0.69%        0.69%        0.69%
  Net investment income to average daily net assets.........         5.18%        5.85%        5.64%        4.60%        4.10%
  Portfolio turnover rate...................................            6%          11%          13%          59%          86%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................         0.05%        0.05%        0.06%        0.26%        0.26%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


* Effective June 30, 2002, the "GMO REIT Fund" was renamed the "GMO Real Estate Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL EQUITY FUNDS

------------------------------------------


INTERNATIONAL DISCIPLINED EQUITY FUND



                                                                 CLASS III SHARES
                                                              ----------------------
                                                                   PERIOD FROM
                                                                 JANUARY 29, 2002
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                FEBRUARY 28, 2002
                                                              ----------------------
Net asset value, beginning of period........................         $ 20.00
                                                                     -------
Income from investment operations:
  Net investment income.....................................            0.02(2)
  Net realized and unrealized gain..........................            0.38
                                                                     -------
    Total from investment operations........................            0.40
                                                                     -------
Net asset value, end of period..............................         $ 20.40
                                                                     =======
Total Return(1).............................................            2.00%(3)
Ratios/Supplemental Data:
  Net assets, end of period(000)'s..........................         $47,081
  Net expenses to average daily net assets..................            0.55%(4)
  Net investment income to average daily net assets.........            1.56%(4)
  Portfolio turnover rate...................................               0%(5)
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................            1.89%(4)



(1) Total return would have been lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


(5) Portfolio turnover rate was less than 1%.



INTERNATIONAL INTRINSIC VALUE FUND*



                                                                                      CLASS III SHARES
                                                           ----------------------------------------------------------------------
                                                                                YEARS ENDED FEBRUARY 28/29,
                                                           ----------------------------------------------------------------------
                                                              2002           2001           2000           1999           1998
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period..................     $    20.37     $    20.91     $    20.38     $    23.20     $    24.37
                                                           ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income...............................           0.44(2)        0.44(2)        0.47(2)        0.42(2)        0.54(2)
  Net realized and unrealized gain (loss).............          (2.59)          1.09           1.28          (0.47)          1.96
                                                           ----------     ----------     ----------     ----------     ----------
    Total from investment operations..................          (2.15)          1.53           1.75          (0.05)          2.50
                                                           ----------     ----------     ----------     ----------     ----------
Less distributions to shareholders:
  From net investment income..........................          (0.72)         (0.23)         (0.56)         (0.49)         (0.75)
  From net realized gains.............................             --          (1.84)         (0.66)         (2.28)         (2.92)
                                                           ----------     ----------     ----------     ----------     ----------
    Total distributions...............................          (0.72)         (2.07)         (1.22)         (2.77)         (3.67)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period........................     $    17.50     $    20.37     $    20.91     $    20.38     $    23.20
                                                           ==========     ==========     ==========     ==========     ==========
Total Return(1).......................................         (10.60)%         7.32%          8.20%        (0.68)%         11.71%
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................     $1,053,104     $1,280,603     $1,799,929     $1,998,447     $3,046,510
  Net expenses to average daily net assets............           0.69%          0.69%          0.69%          0.69%          0.69%
  Net investment income to average daily net assets...           2.37%          2.07%          2.09%          1.84%          2.19%
  Portfolio turnover rate.............................             51%            31%            53%            60%            68%
  Fees and expenses reimbursed by the Manager to
    average daily net assets..........................           0.10%          0.08%          0.09%          0.28%          0.30%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


* Effective February 1, 2001, the "GMO International Core Fund" was renamed the "GMO International Intrinsic Value Fund."

INTERNATIONAL GROWTH FUND



                                                                 CLASS III SHARES
                                                              ----------------------
                                                                   PERIOD FROM
                                                                NOVEMBER 30, 2001
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                FEBRUARY 28, 2002
                                                              ----------------------
Net asset value, beginning of period........................         $ 20.00
                                                                     -------
Income from investment operations:
  Net investment income.....................................            0.01(2)
  Net realized and unrealized gain (loss)...................           (0.36)
                                                                     -------
    Total from investment operations........................           (0.35)
                                                                     -------
Net asset value, end of period..............................         $ 19.65
                                                                     =======
Total Return(1).............................................           (1.75)%(3)
Ratios/Supplemental Data:
  Net assets, end of period(000)'s..........................         $84,884
  Net expenses to average daily net assets..................            0.69%(4)
  Net investment income to average daily net assets.........            0.36%(4)
  Portfolio turnover rate...................................              15%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................            0.65%(4)



(1) The total return would have been lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


CURRENCY HEDGED INTERNATIONAL EQUITY FUND*


                                                                                     CLASS III SHARES
                                                                 --------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                                 --------------------------------------------------------
                                                                  2002        2001        2000        1999         1998
                                                                 -------     -------     -------     -------     --------
Net asset value, beginning of period........................     $  9.25     $ 10.04     $  9.28     $ 11.92     $  12.68
                                                                 -------     -------     -------     -------     --------
Income from investment operations:
  Net investment income.....................................        0.46(2,3)    0.23(2)    0.23(2)     0.23(2)      0.27(2)
  Net realized and unrealized gain (loss)...................       (1.00)       1.34        1.26       (0.36)(5)     1.72
                                                                 -------     -------     -------     -------     --------
    Total from investment operations........................       (0.54)       1.57        1.49       (0.13)        1.99
                                                                 -------     -------     -------     -------     --------
Less distributions to shareholders:
  From net investment income................................       (1.53)      (0.21)      (0.42)      (0.29)       (0.27)
  From net realized gains...................................       (0.04)      (2.15)      (0.31)      (2.22)       (2.48)
                                                                 -------     -------     -------     -------     --------
    Total distributions.....................................       (1.57)      (2.36)      (0.73)      (2.51)       (2.75)
                                                                 -------     -------     -------     -------     --------
Net asset value, end of period..............................     $  7.14     $  9.25     $ 10.04     $  9.28     $  11.92
                                                                 =======     =======     =======     =======     ========
Total Return(1).............................................       (5.38)%     16.69%      15.86%      (1.84)%      17.98%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................     $37,581     $49,332     $75,054     $97,450     $207,653
  Net expenses to average daily net assets..................        0.31%(4)    0.69%       0.69%       0.69%        0.69%
  Net investment income to average daily net assets.........        5.33%(3)    2.23%       2.25%       2.07%        2.15%
  Portfolio turnover rate...................................         120%         39%         68%         68%          96%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................        0.79%       0.38%       0.33%       0.42%        0.38%



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying Funds in which the fund invests.


(4) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


* Effective February 1, 2001, the "GMO Currency Hedged International Core Fund" was renamed the "GMO Currency Hedged International Equity Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FOREIGN FUND



                                                                       CLASS M SHARES
                                                                ----------------------------
                                                                PERIOD FROM JANUARY 25, 2002
                                                                (COMMENCEMENT OF OPERATIONS)
                                                                 THROUGH FEBRUARY 28, 2002
                                                                ----------------------------
Net asset value, beginning of period........................              $  9.85
                                                                          -------
Income from investment operations:
  Net investment income.....................................                 0.00(2,3)
  Net realized and unrealized gain (loss)...................                 0.08
                                                                          -------
    Total from investment operations........................                 0.08
                                                                          -------
Less distributions to shareholders:
  From net investment income................................                   --
  From net realized gains...................................                   --
                                                                          -------
    Total distributions.....................................                   --
                                                                          -------
Net asset value, end of period..............................              $  9.93
                                                                          =======
Total Return(1).............................................                 0.81%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $     1
  Net expenses to average daily net assets..................                 1.05%(5)
  Net investment income to average daily net assets.........                 0.35%(5)
  Portfolio turnover rate...................................                   22%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                 0.09%(5)



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Net investment income earned was less than $.01 per share.


(4) Not annualized.


(5) Annualized.



EMERGING COUNTRIES FUND*



                                                                                  CLASS III SHARES
                                                    -----------------------------------------------------------------------------
                                                             YEAR ENDED FEBRUARY 28/29,              PERIOD FROM AUGUST 29, 1997
                                                    --------------------------------------------     (COMMENCEMENT OF OPERATIONS)
                                                     2002        2001        2000         1999           TO FEBRUARY 28, 1998
                                                    -------     -------     -------      -------     ----------------------------
Net asset value, beginning of period..............  $  8.81     $ 11.41     $  5.74      $  8.61               $ 10.00
                                                    -------     -------     -------      -------               -------
Income from investment operations:
  Net investment income...........................     0.14        0.08        0.05         0.23                  0.03(3)
  Net realized and unrealized gain (loss).........     0.77       (2.48)       5.63        (2.94)                (1.42)
                                                    -------     -------     -------      -------               -------
    Total from investment operations..............     0.91       (2.40)       5.68        (2.71)                (1.39)
                                                    -------     -------     -------      -------               -------
Less distributions to shareholders:
  From net investment income......................    (0.07)         --          --        (0.16)                   --
  From net realized gains.........................    --          (0.20)      (0.01)          --                    --
                                                    -------     -------     -------      -------               -------
    Total distributions...........................    (0.07)      (0.20)      (0.01)       (0.16)                   --
                                                    -------     -------     -------      -------               -------
Net asset value, end of period....................  $  9.65     $  8.81     $ 11.41      $  5.74               $  8.61
                                                    =======     =======     =======      =======               =======
Total Return(1)...................................    10.49%     (21.27)%     98.96%      (31.60)%              (13.90)%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...............  $72,405     $52,239     $65,191      $31,718               $39,698
  Net expenses to average daily net assets........     1.40%       1.40%       1.28%        1.27%                 1.65%(5,6)
  Net investment income to average daily net
    assets........................................     2.12%       0.91%       0.54%        3.65%                 0.78%(5)
  Portfolio turnover rate.........................      109%         98%        157%         158%                   56%
  Fees and expenses reimbursed by the Manager to
    average daily net assets......................     0.17%       0.15%       0.17%        0.34%                 0.66%(5)
  Purchase and redemption fees consisted of the
    following per share amounts:(2)...............  $  0.04     $  0.02          --           --                    --



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.


(2) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Computed using average shares outstanding throughout the period.


(4) Not annualized.


(5) Annualized.


(6) Includes stamp duties and transfer taxes which approximate .16% of average daily net assets.


* Effective April 1, 2002, the "GMO Evolving Countries Fund" was renamed the "GMO Emerging Countries Fund."

FIXED INCOME FUNDS
-----------------------------


DOMESTIC BOND FUND

                                                                                       CLASS III SHARES
                                                              ------------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------------
                                                                2002      2001(5)            2000             1999        1998
                                                              --------    --------         --------         --------    --------
Net asset value, beginning of period........................  $   9.98    $   9.23         $   9.65         $  10.26    $  10.18
                                                              --------    --------         --------         --------    --------
Income from investment operations:
  Net investment income(1)..................................      0.43(4)     0.61(4)          0.60             0.68        0.67
  Net realized and unrealized gain (loss)...................      0.20        0.72            (0.42)           (0.15)       0.38
                                                              --------    --------         --------         --------    --------
    Total from investment operations........................      0.63        1.33             0.18             0.53        1.05
                                                              --------    --------         --------         --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.50)      (0.58)           (0.58)           (0.68)      (0.70)
  From net realized gains...................................     (0.43)         --            (0.02)           (0.46)      (0.27)
                                                              --------    --------         --------         --------    --------
    Total distributions.....................................     (0.93)      (0.58)           (0.60)           (1.14)      (0.97)
                                                              --------    --------         --------         --------    --------
Net asset value, end of period..............................  $   9.68    $   9.98         $   9.23         $   9.65    $  10.26
                                                              ========    ========         ========         ========    ========
Total Return(2).............................................      6.62%      14.91%            2.03%            5.03%      10.71%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $155,000    $170,534         $164,457         $175,071    $431,410
  Net operating expenses to average daily net assets........      0.25%       0.25%            0.25%            0.25%       0.25%
  Interest expense to average daily net assets..............        --        0.07%            0.19%            0.02%         --
  Total net expenses to average daily net assets(3).........      0.25%       0.32%(6)         0.44%(6)         0.27%(6)     0.25%
  Net investment income to average daily net assets(1)......      4.35%       6.41%            5.85%            6.21%       6.14%
  Portfolio turnover rate...................................        19%         65%              20%              17%         59%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.05%       0.05%            0.05%            0.19%       0.18%



(1) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investments in GMO Alpha LIBOR Fund.


(4) Computed using average shares outstanding throughout the period.


(5) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.



CORE PLUS BOND FUND*



                                                                                CLASS III SHARES
                                               ----------------------------------------------------------------------------------
                                                           YEAR ENDED FEBRUARY 28/29,                 PERIOD FROM APRIL 30, 1997
                                               --------------------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                 2002        2001(6)         2000          1999          TO FEBRUARY 28, 1998
                                               --------      --------      --------      --------    ----------------------------
Net asset value, beginning of period.......    $  10.17      $   9.64      $  10.23      $  10.60              $  10.00
                                               --------      --------      --------      --------              --------
Income from investment operations:
  Net investment income(1).................        0.77(3)       0.62(3)       0.62(3)       0.64(3)               0.55(3)
  Net realized and unrealized gain
    (loss).................................        0.07          0.73         (0.40)        (0.58)                 0.66
                                               --------      --------      --------      --------              --------
    Total from investment operations.......        0.84          1.35          0.22          0.06                  1.21
                                               --------      --------      --------      --------              --------
Less distributions to shareholders:
  From net investment income...............       (0.62)        (0.82)        (0.70)        (0.12)                (0.27)
  From net realized gains..................          --(4)         --         (0.11)        (0.31)                (0.34)
                                               --------      --------      --------      --------              --------
    Total distributions....................       (0.62)        (0.82)        (0.81)        (0.43)                (0.61)
                                               --------      --------      --------      --------              --------
Net asset value, end of period.............    $  10.39      $  10.17      $   9.64      $  10.23              $  10.60
                                               ========      ========      ========      ========              ========
Total Return(2)............................        8.53%        14.52%         2.26%         0.44%                12.16%(8)
Ratios/Supplemental Data:
  Net assets, end of period (000's)........    $340,039      $156,412      $120,276      $143,703              $228,386
  Net operating expenses to average daily
    net assets.............................        0.38%(5)      0.39%(5)      0.40%         0.40%                 0.40%(9)
  Interest expense to average daily net
    assets.................................          --            --          0.01%(7)        --                    --
  Total net expenses to average daily net
    assets.................................        0.38%         0.39%         0.41%           --                    --
  Net investment income to average daily
    net assets(1)..........................        7.39%         6.34%         6.19%         5.97%                 6.05%(9)
  Portfolio turnover rate..................         113%          181%           40%          113%                   58%
  Fees and expenses reimbursed by the
    Manager to average daily net assets....        0.09%         0.12%         0.10%         0.25%                 0.30%(9)



(1) Net investment income for the years ended February 28, 2001 and 2002 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Less than $0.01 per share.


(5) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(6) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


(8) Not annualized.


(9) Annualized.


* Effective June 30, 2001, the "GMO U.S. Bond/Global Alpha A Fund" was renamed the "GMO Core Plus Bond Fund."

INTERNATIONAL BOND FUND



                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2002        2001(5)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $   9.44      $   9.19      $  10.06      $  10.45      $  10.78
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................      0.45(3)       0.63(3)       0.70          0.71          0.59
  Net realized and unrealized gain (loss)...................     (0.81)        (0.34)        (0.99)        (0.42)         0.08
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................     (0.36)         0.29         (0.29)         0.29          0.67
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.03)           --         (0.39)        (0.45)        (0.54)
  From net realized gains...................................        --         (0.04)        (0.19)        (0.23)        (0.46)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (0.03)        (0.04)        (0.58)        (0.68)        (1.00)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.05      $   9.44      $   9.19      $  10.06      $  10.45
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................     (3.80)%        3.20%        (2.98)%        2.48%         6.32%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $135,048      $212,591      $145,373      $181,829      $293,022
  Net operating expenses to average daily net assets........      0.38%(4)      0.39%(4)      0.40%         0.40%         0.40%
  Interest expense to average daily net assets..............        --            --          0.03%(6)        --            --
  Total net expenses to average daily net assets............      0.38%         0.39%         0.43%         0.40%         0.40%
  Net investment income to average daily net assets(1)......      4.85%         6.82%         6.51%         6.45%         6.24%
  Portfolio turnover rate...................................        36%          114%           39%          106%          105%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.11%         0.04%         0.98%         0.24%         0.25%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.



CURRENCY HEDGED INTERNATIONAL BOND FUND



                                                                                     CLASS III SHARES
                                                              --------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------------
                                                               2002        2001(5)        2000          1999          1998
                                                              -------      -------      --------      --------      --------
Net asset value, beginning of period........................  $  9.72      $  9.70      $  10.47      $  10.66      $  12.16
                                                              -------      -------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................     0.50(3)      0.59(3)       0.65(3)       0.74          0.88
  Net realized and unrealized gain (loss)...................    (0.13)        0.71         (0.17)        (0.39)         0.73
                                                              -------      -------      --------      --------      --------
    Total from investment operations........................     0.37         1.30          0.48          0.35          1.61
                                                              -------      -------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................    (1.05)       (1.18)        (1.11)        (0.16)        (0.88)
  From net realized gains...................................       --        (0.10)        (0.14)        (0.38)        (2.23)
                                                              -------      -------      --------      --------      --------
    Total distributions.....................................    (1.05)       (1.28)        (1.25)        (0.54)        (3.11)
                                                              -------      -------      --------      --------      --------
Net asset value, end of period..............................  $  9.04      $  9.72      $   9.70      $  10.47      $  10.66
                                                              =======      =======      ========      ========      ========
Total Return(2).............................................     4.21%       14.06%         4.95%         3.20%        14.44%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $17,932      $18,102      $283,340      $323,711      $320,905
  Net expenses to average daily net assets..................     0.38%(4)     0.40%(4)      0.40%         0.40%         0.40%
  Net investment income to average daily net assets(1)......     5.45%        5.96%         6.51%         6.30%         6.50%
  Portfolio turnover rate...................................       44%         120%           65%          116%          135%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.54%        0.07%         0.08%         0.33%         0.35%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.

GLOBAL BOND FUND



                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28,
                                                              ----------------------------------------------------------------
                                                                2002        2001(5)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  10.04      $   9.41      $   9.87      $  10.15      $  10.16
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................      0.53(3)       0.51(3)       0.51          0.55          0.65(3)
  Net realized and unrealized gain (loss)...................     (0.66)         0.12         (0.71)        (0.25)         0.36
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................     (0.13)         0.63         (0.20)         0.30          1.01
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.39)           --         (0.26)        (0.46)        (0.56)
  From net realized gains...................................     (0.19)           --            --         (0.12)        (0.46)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (0.58)           --         (0.26)        (0.58)        (1.02)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.33      $  10.04      $   9.41      $   9.87      $  10.15
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................     (1.34)%        6.70%        (2.07)%        2.69%        10.19%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $273,074      $291,112      $182,730      $163,210      $105,052
  Net operating expenses to average daily net assets........      0.32%(4)      0.33%(4)      0.34%         0.34%         0.34%
  Interest expense to average daily net assets..............        --            --          0.16%(6)        --            --
  Total net expenses to average daily net assets............      0.32%         0.33%         0.50%         0.34%         0.34%
  Net investment income to average daily net assets(1)......      5.36%         5.34%         5.09%         5.86%         6.21%
  Portfolio turnover rate...................................        28%           35%          116%           75%          103%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................      0.08%         0.08%         0.08%         0.28%         0.37%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.


(5) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(6) Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.



EMERGING COUNTRY DEBT SHARE FUND



                                                                                     CLASS III SHARES
                                                              --------------------------------------------------------------
                                                                        YEAR ENDED
                                                                     FEBRUARY 28/29,             PERIOD FROM JULY 20, 1998
                                                              ------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                               2002        2001       2000       THROUGH FEBRUARY 28, 1999
                                                              -------    --------    -------    ----------------------------
Net asset value, beginning of period........................  $  8.90    $   8.70    $  6.84              $ 10.00
                                                              -------    --------    -------              -------
Income from investment operations:
  Net investment income(1)..................................     1.03(4)     1.33(4)    1.10                 0.03
  Net realized and unrealized gain (loss)...................     0.51        0.23       1.97                (3.16)
                                                              -------    --------    -------              -------
        Total from investment operations....................     1.54        1.56       3.07                (3.13)
                                                              -------    --------    -------              -------
Less distributions to shareholders:
  From net investment income................................    (1.19)      (1.36)     (1.20)               (0.03)
  From net realized gains...................................       --          --      (0.01)                  --
                                                              -------    --------    -------              -------
        Total distributions.................................    (1.19)      (1.36)     (1.21)               (0.03)
                                                              -------    --------    -------              -------
Net asset value, end of period..............................  $  9.25    $   8.90    $  8.70              $  6.84
                                                              =======    ========    =======              =======
Total Return(2).............................................    18.47%      18.71%     46.71%              (31.32)%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $89,952    $102,481    $86,280              $41,216
  Net expenses to average daily net assets(3)...............     0.00%(5)     0.00%     0.00%                0.00%(7)
  Net investment income to average daily net assets(1)......    11.43%      14.39%     14.22%                0.64%(7)
  Portfolio turnover rate...................................       14%          0%         0%                   0%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.06%       0.03%      0.04%                0.09%(7)



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying fund.


(4) Computed using average shares outstanding throughout the period.


(5) The ratio of expenses to average daily net assets was less than 0.01%.


(6) Not annualized.


(7) Annualized.

SHORT-TERM INCOME FUND


                                                                                       CLASS III SHARES
                                                                  -----------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                                  -----------------------------------------------------------
                                                                   2002         2001         2000         1999         1998
                                                                  -------      -------      -------      -------      -------
Net asset value, beginning of period........................      $  9.92      $  9.62      $  9.63      $  9.81      $  9.78
                                                                  -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income(1)................................         0.30(4)      0.42(4)      0.46(4)      0.57         0.55
    Net realized and unrealized gain (loss).................         0.06         0.33         0.05        (0.16)        0.03
                                                                  -------      -------      -------      -------      -------
        Total from investment operations....................         0.36         0.75         0.51         0.41         0.58
                                                                  -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................        (0.39)       (0.44)       (0.52)       (0.59)       (0.55)
    From net realized gains.................................        (0.28)       (0.01)          --           --           --
                                                                  -------      -------      -------      -------      -------
        Total distributions.................................        (0.66)       (0.45)       (0.52)       (0.59)       (0.55)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period..............................      $  9.62      $  9.92      $  9.62      $  9.63      $  9.81
                                                                  =======      =======      =======      =======      =======
Total Return(2).............................................         3.73%        7.91%        5.42%        4.29%        6.10%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................      $48,347      $40,505      $43,491      $53,387      $37,377
    Net expenses to average daily net assets(3).............         0.20%        0.20%        0.20%        0.20%        0.20%
    Net investment income to average daily net assets(1)....         3.04%        4.30%        4.82%        5.50%        5.73%
    Portfolio turnover rate.................................           91%          50%         178%          76%          50%
    Fees and expenses reimbursed by the Manager to average
      daily assets..........................................         0.12%        0.09%        0.08%        0.32%        0.28%



(1) Net investment income for the years ended February 28, 2002, February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund.


(4) Computed using average shares outstanding throughout the period.


GLOBAL HEDGED EQUITY FUND


                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
                                                              -------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  8.73      $   7.72      $   7.59      $   8.72      $  10.69
                                                              -------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income(1)..................................     0.17(4)       0.15          0.16          0.17(4)       0.35
  Net realized and unrealized gain (loss)...................     0.96          1.68          0.20         (0.88)        (0.52)
                                                              -------      --------      --------      --------      --------
    Total from investment operations........................     1.13          1.83          0.36         (0.71)        (0.17)
                                                              -------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................    (0.63)        (0.82)        (0.23)        (0.42)        (0.35)
  From net realized gains...................................       --            --            --            --         (1.45)
                                                              -------      --------      --------      --------      --------
    Total distributions.....................................    (0.63)        (0.82)        (0.23)        (0.42)        (1.80)
                                                              -------      --------      --------      --------      --------
Net asset value, end of period..............................  $  9.23      $   8.73      $   7.72      $   7.59      $   8.72
                                                              =======      ========      ========      ========      ========
Total Return(2).............................................    13.32%        24.84%         4.74%        (8.13)%       (1.63)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $16,628      $ 56,499      $ 46,718      $ 50,671      $170,706
  Net expenses to average daily net assets(3)...............     0.37%         0.25%         0.21%         0.17%         0.58%
  Net investment income to average daily net assets(1)......     1.88%         1.80%         1.89%         1.99%         2.93%
  Portfolio turnover rate...................................       22%           15%           13%           21%          277%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.78%         0.64%         0.54%         0.61%         0.37%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.

INFLATION INDEXED BOND FUND



                                                                                    CLASS III SHARES
                                                        -------------------------------------------------------------------------
                                                               YEAR ENDED FEBRUARY 28/29,             PERIOD FROM MARCH 31, 1997
                                                        -----------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                          2002      2001(4)     2000       1999          TO FEBRUARY 28, 1998
                                                        --------    -------    -------    -------    ----------------------------
Net asset value, beginning of period..................  $  10.64    $  9.72    $  9.88    $ 10.04              $ 10.00
                                                        --------    -------    -------    -------              -------
Income from investment operations:
  Net investment income...............................      0.30       0.71(5)    0.65(5)    0.61                 0.42(5)
  Net realized and unrealized gain (loss).............      0.29       0.90      (0.30)     (0.18)               (0.04)
                                                        --------    -------    -------    -------              -------
        Total from investment operations..............      0.59       1.61       0.35       0.43                 0.38
                                                        --------    -------    -------    -------              -------
Less distributions to shareholders:
  From net investment income..........................     (0.37)     (0.69)     (0.51)     (0.59)               (0.32)
  From net realized gains.............................     (0.05)        --         --         --                   --(6)
  From tax return of capital..........................        --         --         --         --                (0.02)
                                                        --------    -------    -------    -------              -------
        Total distributions...........................     (0.42)     (0.69)     (0.51)     (0.59)               (0.34)
                                                        --------    -------    -------    -------              -------
Net asset value, end of period........................  $  10.81    $ 10.64    $  9.72    $  9.88              $ 10.04
                                                        ========    =======    =======    =======              =======
Total Return(1).......................................      5.66%     16.86%      3.57%      4.28%                3.77%(7)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................  $149,274    $65,887    $51,951    $25,147              $25,660
  Net operating expenses to average daily net
    assets............................................      0.25%      0.25%      0.25%      0.25%                0.25%(8)
  Interest expense to average daily net assets........      0.17%(3)    0.37%(3)    0.45%(3)   --                   --
  Total net expenses to average daily net assets(2)...      0.42%      0.62%      0.70%      0.25%                0.25%(8)
  Net investment income to average daily net assets...      4.15%      6.87%      6.49%      4.93%                4.48%(8)
  Portfolio turnover rate.............................        40%        32%       112%        94%                   9%
  Fees and expenses voluntarily reimbursed by the
    Manager to average daily net assets...............      0.09%      0.11%      0.13%      0.30%                0.39%(8)



(1) The total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund.


(3) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


(4) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share data and ratios for periods prior to March 1, 2000 were not restated to reflect this change in presentation.


(5) Computed using average shares outstanding throughout the period.


(6) The per share distribution from net realized gains was $0.002.


(7) Not annualized.


(8) Annualized.



ASSET ALLOCATION FUNDS


INTERNATIONAL EQUITY ALLOCATION FUND




                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................  $  9.67    $  9.87    $  8.28    $ 10.18    $ 10.41
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................     0.25(4)    0.16(4)    0.22(4)    0.19(4)    0.33(4)
  Net realized and unrealized gain (loss)...................    (0.66)     (0.06)      1.73      (1.01)      0.31
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................    (0.41)      0.10       1.95      (0.82)      0.64
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................    (0.24)     (0.30)     (0.08)     (0.50)     (0.29)
  From net realized gains...................................       --         --      (0.28)     (0.58)     (0.58)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.24)     (0.30)     (0.36)     (1.08)     (0.87)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................  $  9.02    $  9.67    $  9.87    $  8.28    $ 10.18
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................    (4.26)%     0.87%    23.58%      (8.77)%     6.73%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $65,712    $72,975    $76,047    $90,161    $85,876
  Net expenses to average daily net assets(3)...............     0.00%(5)    0.00%    0.00%       0.00%      0.00%
  Net investment income to average daily net assets(1)......     2.83%      1.62%     2.24%       2.06%      3.13%
  Portfolio turnover rate...................................       50%        14%        8%         36%        16%
  Fees and expenses reimbursed by the Manager to average
    daily assets:...........................................     0.05%      0.05%     0.04%       0.05%      0.09%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Total return would be lower had certain expenses not been reimbursed during the period shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) Net expenses to average daily net assets was less than 0.01%.

WORLD BALANCED ALLOCATION FUND*



                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------
                                                               2002      2001       2000       1999       1998
                                                              ------    -------    -------    -------    -------
Net asset value, beginning of period........................  $ 8.99    $  8.96    $  8.52    $ 10.39    $ 10.52
                                                              ------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................    0.23       0.21       0.20(5)    0.18(5)    0.29(5)
  Net realized and unrealized gain (loss)...................   (0.20)      0.18       1.69      (0.82)      1.03
                                                              ------    -------    -------    -------    -------
    Total from investment operations........................    0.03       0.39       1.89      (0.64)      1.32
                                                              ------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................   (0.38)     (0.36)     --         (0.51)     (0.28)
  From net realized gains...................................    --        --         (1.45)     (0.72)     (1.17)
                                                              ------    -------    -------    -------    -------
    Total distributions.....................................   (0.38)     (0.36)     (1.45)     (1.23)     (1.45)
                                                              ------    -------    -------    -------    -------
Net asset value, end of period..............................  $ 8.64    $  8.99    $  8.96    $  8.52    $ 10.39
                                                              ======    =======    =======    =======    =======
Total Return(2).............................................    0.49%      4.29%     22.45%     (6.67)%    13.56%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $7,318    $11,021    $10,834    $29,582    $50,952
  Net expenses to average daily net assets(3)...............    0.00%(4)    0.00%     0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......    2.66%      2.31%      2.24%      1.91%      2.65%
  Portfolio turnover rate...................................      25%        12%        12%        17%        49%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................    0.31%      0.20%      0.19%      0.06%      0.11%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Net expenses to average daily net assets was less than 0.01%.


(5) Computed using average shares outstanding throughout the period.


* Effective June 30, 2002, the "GMO World Equity Allocation Fund" was renamed the "GMO World Balanced Allocation Fund."



GLOBAL (U.S.+) EQUITY ALLOCATION FUND



                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................  $  8.92    $  9.49    $  8.85    $ 10.48    $ 10.30
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................     0.23       0.24       0.25       0.16(5)    0.26(5)
  Net realized and unrealized gain (loss)...................    (0.14)      0.39       1.45      (0.40)      1.83
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................     0.09       0.63       1.70      (0.24)      2.09
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................    (0.13)     (0.51)     (0.43)     (0.56)     (0.26)
  From net realized gains...................................    (0.22)     (0.69)     (0.63)     (0.83)     (1.65)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.35)     (1.20)     (1.06)     (1.39)     (1.91)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................  $  8.66    $  8.92    $  9.49    $  8.85    $ 10.48
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................     1.12%      6.57%     19.14%     (2.84)%    21.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $40,124    $42,776    $36,669    $32,474    $45,101
  Net expenses to average daily net assets(3)...............     0.00%(4)    0.00%     0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......     2.73%      2.56%      2.63%      1.64%      2.39%
  Portfolio turnover rate...................................       13%        19%        18%        34%        32%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................     0.07%      0.07%      0.09%      0.07%      0.11%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Net expenses to average daily net assets was less than 0.01%.


(5) Computed using average shares outstanding throughout the period.

U.S. SECTOR FUND



                                                                                         CLASS III SHARES
                                                                  ---------------------------------------------------------------
                                                                                    YEAR ENDED FEBRUARY 28/29,
                                                                  ---------------------------------------------------------------
                                                                   2002          2001          2000          1999          1998
                                                                  -------      --------      --------      --------      --------
Net asset value, beginning of period........................      $  5.11      $   4.84      $   4.63      $   8.53      $  13.03
                                                                  -------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1,2)................................         0.11          0.14          0.09          0.10          0.29
  Net realized and unrealized gain (loss)...................         0.39          0.35          0.54          0.27          2.61
                                                                  -------      --------      --------      --------      --------
    Total from investment operations........................         0.50          0.49          0.63          0.37          2.90
                                                                  -------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................        (0.16)        (0.17)(6)     (0.23)        (0.25)        (0.41)
  From net realized gains...................................           --         (0.05)        (0.19)        (4.02)        (6.99)
                                                                  -------      --------      --------      --------      --------
    Total distributions.....................................        (0.16)        (0.22)        (0.42)        (4.27)        (7.40)
                                                                  -------      --------      --------      --------      --------
Net asset value, end of period..............................      $  5.45      $   5.11      $   4.84      $   4.63      $   8.53
                                                                  =======      ========      ========      ========      ========
Total Return(3).............................................         9.80%        10.14%        13.35%         3.13%        29.61%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $   270      $    253      $  1,602      $ 16,830      $ 70,823
  Net expenses to average daily net assets(4)...............         0.00%(5)      0.00%         0.00%         0.00%         0.27%
  Net investment income to average daily net assets(1)......         1.99%         2.71%         1.85%         1.51%         2.53%
  Portfolio turnover rate...................................            2%           35%           22%           16%          150%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................         8.97%         3.05%         0.52%         0.57%         0.36%



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.


(2) Computed using average shares outstanding throughout the period.


(3) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(4) On April 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(5) Net expenses were less than 0.01%.


(6) The amount shown for a share outstanding does not correspond with the aggregated distributions for the year ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.

         INVESTMENTS IN GMO FUNDS OFFERED THROUGH SEPARATE PROSPECTUSES

                         INVESTMENT BY CERTAIN FUNDS IN

            GMO ALPHA LIBOR FUND AND GMO EMERGING COUNTRY DEBT FUND



     GMO ALPHA LIBOR FUND. Shares of GMO Alpha LIBOR Fund (the "Alpha LIBOR Fund") are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. The Alpha LIBOR Fund is managed by GMO, and is intended to provide an efficient means for other GMO Funds to achieve exposure to assets that each Fund might otherwise acquire directly and, in the cases of GMO Emerging Markets Fund and GMO Asia Fund (both of which are discussed below in "Other GMO Funds Offered Through Separate Prospectuses") and GMO Emerging Countries Fund, to invest cash held by such Funds.



     The Alpha LIBOR Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to bear all of the Alpha LIBOR Fund's expenses through at least June 30, 2003 (excluding fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).


     The Alpha LIBOR Fund's investment objective is high total return comparable with the 3-month London Inter Bank Offer Rate ("LIBOR"). The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Alpha LIBOR Fund's benchmark is the J.P. Morgan U.S. 3-month Cash Index. The Alpha LIBOR Fund is a non-diversified investment company.


     The Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred, payment-in-kind, and auction rate features. The Alpha LIBOR Fund will generally have a dollar-weighted portfolio duration of zero to two years (excluding short-term investments). The Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds") (that is, rated below Baa3/BBB- by Moody's Investors Service/Standard & Poor's). The Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts (including credit default swaps). Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. The Fund may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default.



     The Funds' investments in the Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in the Alpha LIBOR Fund include Market Risk, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk and Management Risk (as such terms are used in "Description of Principal Risks" in this Prospectus). As a result, shareholders of each Fund investing in the Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.



     GMO EMERGING COUNTRY DEBT FUND. GMO Emerging Country Debt Fund (the "Emerging Country Debt Fund"), a portfolio of the Trust, is offered through a separate prospectus. Certain funds may invest in the Emerging Country Debt Fund as an efficient method of achieving exposure to assets a Fund might otherwise acquire directly. In addition, as noted above, the Emerging Country Debt Share Fund typically invests substantially all of its assets in the Emerging Country Debt Fund.



     The Emerging Country Debt Fund's objective is high total return. The Emerging Country Debt Fund invests primarily in sovereign debt of emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe ("emerging countries"). The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global. Under normal circumstances, the Emerging Country Debt Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging countries and (ii) debt investments. The Emerging Country Debt Fund typically invests in over 25 different countries around the world, and will generally have at least 75% of its assets denominated in, or hedged into, U.S. dollars. The Manager does not attempt to target a specific duration for the Emerging Country Debt Fund's portfolio. Many of the securities directly held by the Fund do not trade as actively as those in the Fund's benchmark and, therefore, may be priced using "fair valuation" procedures.



     The Manager emphasizes a "bottom-up" approach to examining and selecting emerging country securities, and uses advanced analytical techniques to seek to identify inefficiencies in the pricing of emerging country debt issues. In addition to investment restrictions, allocation of the Emerging Country Debt Fund's investments among selected emerging countries will be based on other considerations, including specific security valuations, outlook for economic growth, currency exchange and interest rates, and political factors. The Fund typically invests in securities that are of lesser quality than and that do not trade as actively as those in the Fund's benchmark, which means that the percentage decline in the value of the Fund is likely to exceed that of its benchmark during periods of market stress.

     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, and may seek to provide some protection against defaults through the use of credit default swaps. Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. The Fund may also use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default. To the extent the Emerging Country Debt Fund does use credit default swaps, there is no assurance these will be effective or will have the desired result.



     A Fund's investment in the Emerging Country Debt Fund will be subject to the risks associated with an investment with fixed income securities and related derivative instruments. The principal risks of an investment in the Emerging Country Debt Fund are Market Risk -- Fixed Income Securities, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, and Currency Risk (as such terms are used in "Description of Principal Risks" in this Prospectus). Shareholders of a Fund investing in the Emerging Country Debt Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.


             OTHER GMO FUNDS OFFERED THROUGH SEPARATE PROSPECTUSES

     The following is a brief description of certain investment policies and risks of other GMO Funds that are not offered in this Prospectus but may be "underlying Funds" as that term in used in the Fund descriptions in this Prospectus.

     OTHER GMO U.S. EQUITY FUNDS. The Funds' investments in these other GMO U.S. Equity Funds will be subject to all the risks associated with a direct investment in U.S. equity securities and related derivative instruments, as described below.

     GMO SMALL CAP VALUE FUND. GMO Small Cap Value Fund (the "Small Cap Value Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The Small Cap Value Fund's investment objective is long-term growth of capital. Its current benchmark is the Russell 2500 Value Index. The Small Cap Value Fund typically makes equity investments in companies included in or with total market capitalization similar to, the Russell 2500 Index. Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its assets in the investments in "small cap" companies. The Manager defines "small cap" to include companies in the Russell 2500 Index or companies with a total market capitalization similar to those companies in the Russell 2500 Index. The Small Cap Value Fund's portfolio typically holds 400-500 stocks.



     The Small Cap Value Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing; and
(iii) manage risk by implementing shifts in investment exposure.



     The most significant risks of a Fund's investment in the Small Cap Value Fund are Smaller Company Risk, Market Risk -- Equity Securities, and Market Risk -- Value Securities (as such terms are used in "Description of Principal Risks" in this Prospectus).


     GMO SMALL CAP GROWTH FUND. GMO Small Cap Growth Fund (the "Small Cap Growth Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The Small Cap Growth Fund seeks long-term growth of capital. The current benchmark of Small Cap Growth Fund is the Russell 2500 Growth Index. The Small Cap Growth Fund typically makes equity investments in companies included in, or with total market capitalization similar to, the Russell 2500 Index. Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its assets in investments in "small cap" companies. The Manager defines "small cap" to include companies in the Russell 2500 Index or companies with a total market capitalization similar to those companies in the Russell 2500 Index. The Small Cap Growth Fund typically holds 200-300 stocks.



     The Small Cap Growth Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, it may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing; and
(iii) manage risk by implementing shifts in investment exposure.



     The most significant risks of a Fund's investment in the Small Cap Growth Fund are Smaller Company Risk, Market Risk -- Equity Securities, and Market Risk -- Growth Securities (as such terms are used in "Description of Principal Risks" in this Prospectus).


     OTHER GMO INTERNATIONAL EQUITY FUNDS. The Funds' investments in these other GMO International Equity Funds will be subject to all the risks associated with a direct investment in international equity securities and related derivative instruments, as described below.

     GMO FOREIGN SMALL COMPANIES FUND. GMO Foreign Small Companies Fund (the "Foreign Small Companies Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The Foreign Small Companies Fund seeks high total return. Its current benchmark is the Salomon Smith Barney ("SSB") Extended Market Index ("EMI") World ex-U.S. Index. It typically makes equity investments in smaller companies located or doing business outside of the U.S. Under normal circumstances, the Foreign Small Companies Fund will invest at least 80% of its assets in each of
(i) investments tied economically to countries outside the United States and
(ii) investments in "small companies." The Manager defines "small companies" to include the bottom 30% of the companies in a particular country as measured by total market capitalization. The Manager principally uses fundamental investment principles as well as quantitative applications to analyze issuers and country economics and build a structured value international equity portfolio.



     The most significant risks of a Fund's investment in the Foreign Small Companies Fund are Smaller Company Risk, Market Risk -- Equity Securities, Market Risk -- Value Securities, Liquidity Risk, Foreign Investment Risk, and Currency Risk (as such terms are used in "Description of Principal Risks" in this Prospectus).


     GMO INTERNATIONAL SMALL COMPANIES FUND. GMO International Small Companies Fund (the "International Small Companies Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The International Small Companies Fund seeks high total return. The current benchmark of International Small Companies Fund is the Salomon Smith Barney Extended Market Index ("EMI") World ex-U.S. Index. The International Small Companies Fund typically makes equity investments in non-U.S. companies, including any of the companies in developed and emerging markets listed in the MSCI database. Under normal circumstances, the International Small Companies Fund will invest at least 80% of its assets in investments in "small companies." The Manager defines "small companies" to include the smallest 25% of companies in a particular country based on market capitalization. The International Small Companies Fund is typically exposed to approximately 550 securities.



     The International Small Companies Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, it may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments (including options, futures and swap contracts) to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. International Small Companies Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, its foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



     The most significant risks of a Fund's investment in the International Small Companies Fund are Smaller Company Risk, Market Risk -- Equity Securities, Foreign Investment Risk, and Currency Risk (as such terms are used in "Description of Principal Risks" in this Prospectus).


     GMO EMERGING MARKETS FUND. GMO Emerging Markets Fund (the "Emerging Markets Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The Emerging Markets Fund seeks high total return. Its current benchmark is the S&P/IFC Investable Composite Index. The Emerging Markets Fund typically makes equity investments in companies traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa and Southern and Eastern Europe. Under normal circumstances, it will invest at least 80% of its assets in investments tied economically to "emerging markets." The Manager defines "emerging markets" to be countries which are not included in a "developed markets" index, such as the MSCI EAFE Index (Europe, Australasia, and Far East).



     The Emerging Markets Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, it may (but is not obligated to) use exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. It will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, the Emerging Markets Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. Many of the securities held by the Fund do not trade as actively as those in the Fund's benchmark and, therefore, may be priced pursuant to "fair valuation" procedures.



     The most significant risks of a Fund's investment in the Emerging Markets Fund are Market Risk -- Equity Securities, Liquidity Risk, Foreign Investment Risk, Currency Risk and Smaller Company Risk (as such terms are used in "Description of Principal Risks" in this Prospectus).


     GMO ASIA FUND. GMO Asia Fund (the "Asia Fund"), a portfolio of the Trust, is offered through a separate prospectus.

     The Asia Fund seeks high total return. Its current benchmark is the GMO Asia 7 Index. The GMO Asia 7 Index is composed of the S&P/IFC Investable Composite Indexes, equally weighted, for seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand). The Asia Fund typically makes equity investments in companies traded in Asian countries other than Japan. Under normal circumstances, it will invest at least 80% of its assets in investments tied economically to Asia. The Asia Fund is typically exposed to approximately 100 securities.



     The Asia Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and
(iv) adjust its foreign currency exposure. It will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, the Asia Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



     The most significant risks of a Fund's investment in the Asia Fund are Market Risk -- Equity Securities, Liquidity Risk, Foreign Investment Risk, Currency Risk and Concentration Risk (as such terms are used in "Description of Principal Risks" in this Prospectus).

                                   GMO TRUST

                             ADDITIONAL INFORMATION


     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information (the "Statement") are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.



     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


                             SHAREHOLDER INQUIRIES


                      Shareholders may request additional


                      information and direct inquiries to


                          the broker or agent through


                          whom shares were purchased.


                    Shareholders may also request additional

                   information from and direct inquiries to:
                            Shareholder Services at

                    Grantham, Mayo, Van Otterloo & Co. LLC,


                         1-617-346-7646 (CALL COLLECT)

                          website: http://www.gmo.com

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                                60 State Street
                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST

--------------------------------------------------------------------------------

                                 CLASS M SHARES

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2002



This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for Class M Shares dated June 30, 2002, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and the annual reports to shareholders of each Fund offered through the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS


                                                                              Page
                                                                              ----
INVESTMENT OBJECTIVES AND POLICIES..........................................   1


FUND INVESTMENTS............................................................   1


DESCRIPTIONS AND RISKS OF FUND INVESTMENTS..................................   5


USES OF DERIVATIVES.........................................................  34


INVESTMENT RESTRICTIONS.....................................................  47


DETERMINATION OF NET ASSET VALUE............................................  50


DISTRIBUTIONS...............................................................  51


TAXES.......................................................................  51


PERFORMANCE INFORMATION.....................................................  57


MANAGEMENT OF THE TRUST.....................................................  61


INVESTMENT ADVISORY AND OTHER SERVICES......................................  67


DISTRIBUTION (12b-1) PLAN...................................................  74


PORTFOLIO TRANSACTIONS......................................................  75


DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES............................  77


VOTING RIGHTS...............................................................  81


SHAREHOLDER AND TRUSTEE LIABILITY...........................................  82


BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES........................  82


FINANCIAL STATEMENTS........................................................  83

APPENDIX A -- SPECIMEN PRICE-MAKE-UP SHEETS

APPENDIX B -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

                       INVESTMENT OBJECTIVES AND POLICIES

      The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS

      The following chart indicates the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:

                                                                                         Securities       Securities
                                                                                            of                of
                                                                                          Foreign          Emerging
                                                                         Securities       Issuers           Market
                               Domestic                                     of            (Traded          Issuers
                                Equity       Preferred     Convertible    Foreign          on U.S.            or
                             Securities(1)    Stocks       Securities    Issuers(2)      Exchanges)(2)    Countries(2)
                             -------------   ---------     -----------   ----------      -------------    ------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                   X                           X                                X
Tobacco-Free Core Fund           X                           X                                X
Value Fund                       X                           X                                X
Intrinsic Value Fund             X                           X                                X
Growth Fund                      X                           X                                X
Real Estate Fund                 X             X

INTERNATIONAL EQUITY FUNDS
International Disciplined
Equity Fund                      X             X             X                X               X
International Intrinsic
Value Fund                       X             X             X                X               X                 X
International Growth Fund        X             X             X                X               X                 X
Currency Hedged
International Equity Fund        X             X             X                X               X                 X
Foreign Fund                     X             X             X                X               X                 X
Emerging Countries Fund          X             X             X                X               X                 X

FIXED INCOME FUNDS
Domestic Bond Fund               X             X             X                X               X
Core Plus Bond Fund              X             X             X                X               X                 X
International Bond Fund          X             X             X                X               X                 X
Currency Hedged
International Bond Fund          X             X             X                X               X                 X
Global Bond Fund                 X             X             X                X               X                 X
Emerging Country Debt Fund(5)    X             X             X                X               X                 X
Emerging Country Debt
Share Fund                       X             X             X                X               X                 X
Short-Term Income Fund                                                        X
Global Hedged Equity Fund        X             X             X                X               X                 X
Inflation Indexed Bond Fund      X             X             X                X               X

ASSET ALLOCATION FUNDS
International Equity
Allocation Fund
World Balanced Allocation
Fund
Global (U.S.+) Equity
Allocation Fund
Global Balanced Allocation
Fund
U.S. Sector Fund                 X                           X                                X



                                                                  Futures
                                 Depository        Illiquid         and                       Swap
                                  Receipts        Securities      Options      REITs(3)     Contracts
                                  --------        ----------      -------      --------     ---------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                        X                X              X            X            X
Tobacco-Free Core Fund                X                X              X            X            X
Value Fund                            X                X              X            X            X
Intrinsic Value Fund                  X                X              X            X            X
Growth Fund                           X                X              X            X            X
Real Estate Fund                      X                X              X            X            X

INTERNATIONAL EQUITY FUNDS
International Disciplined
Equity Fund                           X                X              X                         X
International Intrinsic
Value Fund                            X                X              X                         X
International Growth Fund             X                X              X                         X
Currency Hedged
International Equity Fund             X                X              X            X            X
Foreign Fund                          X                X              X
Emerging Countries Fund               X                X              X                         X

FIXED INCOME FUNDS
Domestic Bond Fund                    X                X              X                         X
Core Plus Bond Fund                   X                X              X                         X
International Bond Fund               X                X              X                         X
Currency Hedged
International Bond Fund               X                X              X                         X
Global Bond Fund                      X                X              X                         X
Emerging Country Debt Fund(5)         X                X              X                         X
Emerging Country Debt
Share Fund                            X                X              X                         X
Short-Term Income Fund                                                X                         X
Global Hedged Equity Fund             X                X              X                         X
Inflation Indexed Bond Fund           X                X              X                         X

ASSET ALLOCATION FUNDS
International Equity
Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity
Allocation Fund
Global Balanced Allocation
Fund
U.S. Sector Fund                      X                X              X            X            X

                                                                                     Shares                 Long and
                                                                                       of      Cash and      Medium
                                                                                      Other      Other        Term
                                                              Reverse                  GMO        High      Corporate
                                                 Repurchase  Repurchase  Investment   Trust     Quality      & Gov't
                                                 Agreements  Agreements  Companies    Funds   Investments    Bonds(4)
DOMESTIC EQUITY FUNDS
U.S Core Fund                                         X                     X                       X
Tobacco-Free Core Fund                                X                     X                       X
Value Fund                                            X                     X                       X
Intrinsic Value Fund                                                        X                       X
Growth Fund                                           X                     X                       X
Real Estate  Fund                                     X         X           X                       X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                 X                     X                       X           X
International Intrinsic Value Fund                    X                     X                       X           X
International Growth Fund                             X                     X                       X           X
Currency Hedged International Equity Fund             X                     X            X          X           X
Foreign Fund                                          X                     X                       X           X
Emerging Countries Fund                               X                     X            X          X           X

FIXED INCOME FUNDS
Domestic Bond Fund                                    X         X           X            X          X           X



                                                                              Mortgage-
                                                        Short-                 Backed
                                                         term                   and                      Firm
                                                       Corporate               Other                 Commitments
                                                          and                 Asset-    Adjustable    and When-
                                                      Government   Brady      Backed       Rate         Issued
                                                       Bonds(4)    Bonds    Securities  Securities    Securities
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Real Estate  Fund                                                                X          X            X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                      X
International Intrinsic Value Fund                         X
International Growth Fund                                  X
Currency Hedged International Equity Fund                  X
Foreign Fund                                               X
Emerging Countries Fund                                    X

FIXED INCOME FUNDS
Domestic Bond Fund                                                               X          X            X




                                                    Dollar                      Foreign        Lower-       Zero
                                                     Roll           Loan        Currency       Rated       Coupon     Indexed
                                                  Agreements   Participations  Transactions  Securities  Securities  Securities
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Real Estate  Fund                                   X                                           X           X             X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                                        X
International Intrinsic Value Fund                                           X
International Growth Fund                                                    X
Currency Hedged International Equity Fund                                    X
Foreign Fund                                                                 X                  X
Emerging Countries Fund                                                      X                                            X

FIXED INCOME FUNDS
Domestic Bond Fund                                  X           X                                          X              X


                                                                                 Shares               Long and
                                                                                   of      Cash and    Medium
                                                                                 Other      Other       Term
                                                        Reverse                   GMO        High     Corporate
                                           Repurchase  Repurchase  Investment    Trust     Quality     & Gov't
                                           Agreements  Agreements   Companies    Funds   Investments   Bonds(4)
Core Plus Bond Fund                             X           X           X          X          X            X
International Bond Fund                         X           X           X          X          X            X
Currency Hedged International Bond Fund         X           X           X          X          X            X
Global Bond Fund                                X           X           X          X          X            X
Emerging Country Debt Fund(5)                   X           X           X          X          X            X
Emerging Country Debt Share Fund                X           X           X          X          X            X
Short-Term Income Fund                          X                       X          X          X



                                                                  Mortgage-
                                             Short-                Backed
                                              term                  and                      Firm
                                            Corporate              Other                 Commitments
                                               and                 Asset-    Adjustable    and When-
                                           Government   Brady      Backed       Rate         Issued
                                            Bonds(4)    Bonds    Securities  Securities    Securities
Core Plus Bond Fund                                                     X                     X
International Bond Fund                                                 X                     X
Currency Hedged International Bond Fund                                 X                     X
Global Bond Fund                                                        X          X          X
Emerging Country Debt Fund(5)                                X          X                     X
Emerging Country Debt Share Fund                             X          X                     X
Short-Term Income Fund                          X                       X          X          X



                                            Dollar                       Foreign       Lower-       Zero
                                             Roll           Loan         Currency      Rated       Coupon      Indexed
                                          Agreements   Participations  Transactions  Securities  Securities  Securities
Core Plus Bond Fund                                       X              X                           X           X
International Bond Fund                                   X              X                           X           X
Currency Hedged International Bond Fund                   X              X                           X
Global Bond Fund                              X           X              X                           X           X
Emerging Country Debt Fund(5)                             X              X               X                       X
Emerging Country Debt Share Fund                          X              X               X                       X
Short-Term Income Fund                                                                   X                       X



                                                                      Shares               Long and
                                                                        of      Cash and    Medium
                                                                      Other      Other       Term
                                             Reverse                   GMO        High     Corporate
                                Repurchase  Repurchase  Investment    Trust     Quality     & Gov't
                                Agreements  Agreements   Companies    Funds   Investments   Bonds(4)
Global Hedged Equity                 X                     X           X         X
 Fund
Inflation Indexed Bond               X         X           X           X         X             X
 Fund

ASSET ALLOCATION FUNDS
International Equity                                       X           X         X
 Allocation Fund
World Balanced                                             X           X         X
 Allocation Fund
Global (U.S.+) Equity                                      X           X         X
 Allocation Fund
Global Balanced                                            X           X         X
 Allocation Fund
U.S. Sector Fund                     X                     X           X         X



                                                          Mortgage-
                                    Short-                 Backed
                                     term                   and                      Firm
                                   Corporate               Other                 Commitments
                                      and                 Asset-    Adjustable    and When-
                                  Government   Brady      Backed       Rate         Issued
                                   Bonds(4)    Bonds    Securities  Securities    Securities
Global Hedged Equity Fund
Inflation Indexed Bond Fund                                 X            X             X

ASSET ALLOCATION FUNDS
International Equity
 Allocation Fund
World Balanced
 Allocation Fund
Global (U.S.+) Equity
 Allocation Fund
Global Balanced
 Allocation Fund
U.S. Sector Fund



                                  Dollar                       Foreign       Lower-       Zero
                                   Roll           Loan         Currency      Rated       Coupon     Indexed
                                Agreements   Participations  Transactions  Securities  Securities  Securities
Global Hedged Equity Fund                                    X
Inflation Indexed Bond Fund                         X        X                  X          X

ASSET ALLOCATION FUNDS
International Equity
 Allocation Fund
World Balanced
 Allocation Fund
Global (U.S.+) Equity
 Allocation Fund
Global Balanced
 Allocation Fund
U.S. Sector Fund

1 For more information, see, among other sections, "Description of Principal Risks -- Market Risk" in the Prospectus.




2 For more information, see, among other sections, "Description of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.




3 For more information, see, among other sections, "Description of Principal Risks -- Concentration Risk" in the Prospectus.



4 For more information, see, among other sections, "Description of Principal Risks -- Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.




5 As described in the Prospectus, other GMO Funds may invest a significant portion of their assets in the Emerging Country Debt Fund, and similarly would bear such risks indirectly in proportion to such investment.


                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

      The following is a detailed description of certain investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Asset Allocation Funds, as well as other Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus, should be aware that such Funds will indirectly participate in the practices engaged in by the underlying Funds in which such Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER


Portfolio turnover generally is not a limiting factor with respect to investment decisions for the Funds. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.


In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

As described in the prospectus, it is a fundamental policy of certain Funds, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.


EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Moreover, enforcement of existing regulations may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.


INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.



Investments in Asia are susceptible to social, political, legal and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.


Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.


INVESTMENTS IN AFRICA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.



Investments in Africa are susceptible to social, political, legal and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available.


Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Foreign Fund, Emerging Countries Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Global Bond Fund, International Bond Fund, International Intrinsic Value Fund, Currency Hedged International Equity Fund, and Emerging Country Debt Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the social, political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.


A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING


All of the Funds may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Intrinsic Value Fund and Currency Hedged International Equity Fund, each of which may make loans of portfolio securities amounting to not more than 25% of its respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.


DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

A Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. See "Uses of Derivatives."

The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, the

Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Funds permitted to invest in futures contracts will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. As described in the Prospectus, certain Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, a Fund will generally have contractual remedies against such counterparty; however, there is no assurance that a Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, a Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.


USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES


RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s).


INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes).



SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position.


The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

CREDIT DEFAULT SWAPS. Funds may (but are not obligated to) use credit default swaps to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. These instruments may also be used to create synthetic short exposure to certain emerging market or U.S. non-governmental debt, in cases where credit default protection is purchased in excess of the value of the related underlying debt held by a Fund. With credit default swaps, GMO Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The GMO Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default.

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If a Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.


INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.



RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in enforcing contractual remedies. There also may be documentation risk, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager will closely monitor the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by

Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

REPURCHASE AGREEMENTS


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A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but it is not subject to the quality, duration and other requirements of money market funds.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.


Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities, may make the valuation and sale or these securities more difficult and may result in greater volatility in these securities. Because such securities are difficult to value, particularly during erratic markets, the values realized upon the sale of such securities may differ from the values at which they are carried by the relevant Fund. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See

"Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.




A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

Certain Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.


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ILLIQUID SECURITIES


Each Fund may invest up to 15% (or, in the case of the Foreign Fund only, 10%) of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.


PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated or shallow markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.



While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", that is, securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual restrictions on resale. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.


At times, the absence of a trading market can make it more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.


Certain GMO Fixed Income Funds and Equity Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the operating fees and expenses of the Alpha LIBOR Fund and/or the Emerging Country Debt Fund.



TRACKING ERROR



In certain cases, the Manager may consider a Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%. The Manager of the International Growth Fund seeks to manage the Fund so as to achieve a tracking error of +/-5%. The Manager of the International Disciplined Equity Fund seeks to manage the Fund so as to achieve a tracking error of 3.5%.


                               USES OF DERIVATIVES

INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.


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FUNCTION OF DERIVATIVES IN GMO FUNDS. GMO Equity and Fixed Income Funds use
financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each GMO Equity Fund, although derivative positions may comprise a significant portion of the total assets. In GMO Fixed Income Funds, bond futures, currency options, forwards and other derivatives are the primary means of obtaining market exposure.


COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the derivative. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.









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36
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USE OF DERIVATIVES BY GMO EQUITY FUNDS


DOMESTIC EQUITY FUNDS. Funds in this group include: GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, and GMO Real Estate Fund. GMO Value Fund makes only occasional use of futures contracts and related options on securities indexes and does not currently expect to make use of other derivative instruments.


TYPES OF DERIVATIVES

-   Options, futures contracts and related options on securities indexes

- Section Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.


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
Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

-   There is no limit on the use of derivatives for hedging purposes.

- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets. Section Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.


- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.



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
INTERNATIONAL EQUITY FUNDS (EXCEPT GMO FOREIGN FUND).

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

-   Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components


-   Only the GMO Emerging Countries Fund may use structured or indexed notes.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then a Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or entering into a swap contract that is long a specific basket of securities and short the UK market generally.


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
Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

-   There is no limit on the use of derivatives for hedging purposes.

- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.


- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)



-   Buying and selling spot currencies

-   Forward foreign currency contracts

-   Currency futures contracts and related options

-   Options on currencies

-   Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.


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

Limitations on Foreign Currency Transactions


- The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar.

- A Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

The following apply only to the GMO Currency Hedged International Equity Fund:


- The Fund will maintain short currency positions with respect to at least 65% of the foreign currency exposure represented by the common stocks owned directly or indirectly by the Fund.


- The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

GMO FOREIGN FUND

TYPES OF DERIVATIVES

-   Equity futures and related options

- Exchange-traded and OTC options on securities and indexes (including writing covered options).

FOREIGN CURRENCY TRANSACTIONS

- For hedging purposes, the Fund may invest in spot currency transactions, forward foreign currency contracts, options on currencies, currency futures and related options.

USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS

Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Term Income Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund.

DERIVATIVES AND THE FUND'S GLOBAL BOND STRATEGY (applicable only to the GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund and GMO Core Plus Bond Fund). The fundamental strategy of these Fixed Income Funds requires that each Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These Funds are not specifically limited with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to each Fund's benchmark. However, this will mean that a Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

POLICIES OF ALL FIXED INCOME FUNDS

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-   Options on bonds and other securities

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

-   Structured notes.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Bond futures, related options, bond options and swap contracts may be used to hedge against a market or credit risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

Risk Management

A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

Other Uses

Total return swaps are generally used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, GMO Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.

Credit default swaps are used to protect GMO Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt, or to create synthetic short or long exposure to emerging market and U.S. non-governmental debt securities to which such Funds are not otherwise exposed.

Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Limitations on the Use of Derivatives


- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.


TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

-   Buying and selling spot currencies

-   Forward foreign currency contracts

-   Currency futures contracts and related options

-   Options on currencies

-   Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS


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
Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Bond Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

USE OF DERIVATIVES BY GMO GLOBAL HEDGED EQUITY FUND

GMO Global Hedged Equity Fund uses the same types of derivatives as other GMO International Equity Funds in seeking to deliver the hedged equity return described below. The Fund seeks total return consistent with minimal exposure to general equity market risk.


HEDGED EQUITY STRATEGY. At least 80% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust ("underlying Funds"). However, as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities.


The Fund will pursue its investment objective by investing substantially all of its assets in a combination of: (i) equity securities, (ii) shares of GMO's Domestic and International Equity Funds, (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the


45

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changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security").

To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of: (i) the performance of the Fund's equity securities held directly or through investment in underlying Funds, relative to the S&P 500 and MSCI EAFE in proportion to the Fund's U.S. and international equity investments (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

- Traditional Hedging: The Fund may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This


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
foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.


Under current pronouncements of the SEC staff, the above types of transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.


(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds except for the International Disciplined Equity Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3 % of a Fund's total assets in the case of each Fund (except the International Intrinsic Value Fund and Currency Hedged International Equity Fund), and with respect to not more than 25% of total assets in the case of the International Intrinsic Value Fund and Currency Hedged International Equity Fund.

(7) With respect to all Funds except for the Intrinsic Value Fund, International Disciplined Equity Fund and International Growth Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than -1/2 of 1% of the securities of that issuer together beneficially own more than 5%.


(8) Concentrate more than 25% of the value of its total assets in any one industry except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks and the Real Estate Fund may invest more than 25% of its assets in real estate-related securities.


(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.


(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.


(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33-1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)


(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).

(6) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 of the 1940 Act (each a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.


(7) With respect to the Short Term Income Fund only, to invest more than 25% of the value of its total assets in obligations issued by banks.


For purposes of each Name Policy, each Fund considers the term "investments" to include both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.


Additionally, the World Balanced Allocation Fund and the Global Balanced Allocation Fund each intend to invest at least 25% of their assets in fixed income investments and an additional 25% of their assets in equity investments. The Manager seeks to manage the Short-Term Income Fund so that it maintains a dollar-weighted maturity of no more than 3 years.


                        DETERMINATION OF NET ASSET VALUE


      The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time. However, equity options held by the Funds are priced at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced at 4:15 p.m. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

      The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

      Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

      If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

      If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending

October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).


TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES


      Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net capital gains from the sale of securities held by the Fund for more than 12 months will generally be taxable as long-term capital gains, whether received in cash or reinvested in shares, and regardless of how long a shareholder has held the shares in the Fund.

      A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

      If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

      Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

      For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction.


      The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. The tax rate generally applicable to net capital gains recognized by individual and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).



      For federal income tax purposes, the maximum capital gain tax rates for capital assets held by a non-corporate shareholder for more than 5 years are 8 percent and 18 percent (rather than 10 percent and 20 percent) for taxable years beginning after December 31, 2000. The 18-percent rate applies only to assets the holding period for which began after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal or state tax perspective, and shareholders should consult their tax advisors before making such an election.

      Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


      A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.


      Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans.



Backup Withholding



      Each fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 30% for amounts paid during 2002, and will be 30% for amounts paid during 2003, 29% for amounts paid during 2004 and 2005, and 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.





WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

      Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.



      Recently revised U.S. Treasury regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the application of these new regulations.


FOREIGN TAX CREDITS


      If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Trust intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

      Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

      The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

      Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

      A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

      An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Fund invests against losses realized by another underlying Fund in which such Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund will not be able to offset losses realized by either of those Funds against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

      A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

      Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.


      Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.


      Class M Shares were first offered for sale on June 30, 2001. The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002. Because Class III shares are invested in the same portfolio of securities as Class M Shares, performance would be substantially similar except to the extent that fees and expenses may differ:


         Fund                             Inception           1 Year     3 Years      5 Years    10 Years     Since Inception
  (Class III Shares)                         Date               (%)         (%)          (%)        (%)             (%)
  ------------------                         ----               ---         ---          ---        ---             ---
U.S. Core                                  9/18/1985          -6.16%        2.45%      11.08%      14.48%         15.63%
Tobacco-Free Core                         10/31/1991          -7.45%        1.84%      11.10%      14.65%         14.76%
Value                                     11/13/1990          -3.64%        5.40%       9.50%      13.24%         14.91%
Intrinsic Value                             8/2/1999           2.16%          N/A         N/A         N/A          5.25%
Growth                                    12/30/1988         -13.68%       -2.36%       9.30%      12.09%         14.80%
Real Estate                                5/31/1996          13.73%       12.36%       4.46%         N/A          8.50%
International Disciplined Equity           1/29/2002             N/A          N/A         N/A         N/A          2.00%
International Intrinsic Value              3/31/1987         -10.60%        1.26%       2.87%       6.68%          7.93%
International Growth                       1/30/2001             N/A          N/A         N/A         N/A         -1.75%
Currency Hedged International Equity       6/30/1995          -5.38%        8.56%       8.18%         N/A         11.08%
Foreign(1)                                 8/31/1984          -9.33%        3.79%       5.43%       8.93%         14.98%
Emerging Countries                         8/29/1997           8.73%       19.42%         N/A         N/A          0.07%
Domestic Bond                              8/18/1994           6.62%        7.72%       7.77%         N/A          7.87%
Core Plus Bond                             4/30/1997           8.53%        8.32%         N/A         N/A          7.71%
International Bond                        12/22/1993          -3.80%       -1.24%       0.97%         N/A          5.58%
Currency Hedged International Bond         9/30/1994           4.21%        7.65%       8.06%         N/A         12.47%
Global Bond                               12/28/1995          -1.34%        1.02%       3.13%         N/A          4.24%
Short-Term Income(2)                       4/18/1990           3.73%        5.67%       5.48%       5.68%          5.95%
Global Hedged Equity                       7/29/1994          13.32%       14.01%       6.01%         N/A          5.51%
Inflation Indexed Bond                     3/31/1997           5.66%        8.54%         N/A         N/A          6.83%
Emerging Country Debt Share(3)             4/19/1994          18.47%       27.31%      10.98%         N/A         20.16%
International Equity Allocation           10/11/1996          -4.26%        6.07%       3.05%         N/A          3.78%
World Equity Allocation(4)                 6/28/1996           0.49%        8.67%       6.34%         N/A          7.06%
Global (U.S.+) Equity Allocation          11/26/1996           1.12%        8.68%       8.74%         N/A          9.31%
Global Balanced Allocation(5)              7/29/1996           4.43%        9.08%       8.23%         N/A         10.19%
U.S. Sector(6)                            12/31/1992           9.80%       11.09%      12.88%         N/A         16.13%


(1) Performance information presented is that of the Fund's predecessor for all periods prior to June 28, 1996.

(2) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.


(3) Performance information prior to 7/20/1998 (the Fund's inception date) is that of the Emerging Country Debt Fund.



(4) The Fund commenced operations on June 28, 1996 with two classes of shares -- Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.



(5) The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I shares. Class I and Class II shares converted to Class III shares on January 9, 1998.



(6) The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

      Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

      From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.


      Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.


      Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)


PERFORMANCE OBJECTIVES



With regard to certain Funds, the Manager has publicly stated that it seeks to achieve the stated performance objectives listed in the table below; there can be no assurances that the Manager will achieve these (or any other) stated objectives with respect to the Funds.



               FUND                         PERFORMANCE OBJECTIVE
               ----                         ---------------------
U.S. Core Fund                      The Fund seeks to outperform its benchmark
                                    by 2% per year over a complete market cycle.

Tobacco-Free Core Fund              The Fund seeks to outperform its benchmark
                                    by 2% per year over a complete market cycle.

Intrinsic Value Fund                The Fund seeks to outperform its benchmark
                                    by 3% per year over a complete market cycle.

Growth Fund                         The Fund seeks to outperform its benchmark
                                    by 2% per year over a complete market cycle.

Real Estate Fund                    The Fund seeks to outperform its benchmark
                                    by 1.5% per year, net of fees.

International Disciplined Equity    The Fund seeks to outperform its benchmark
Fund                                by 2% per year, net of fees.

International Intrinsic Value Fund  The Fund seeks to outperform its benchmark by 2-3% per year, net of fees.

International Growth Fund           The Fund seeks to outperform its benchmark
                                    by +3% per year, with a tracking error of
                                    +/- 5% and industry sectors to +/- 10%.

Currency Hedged International       The Fund seeks to outperform its benchmark
Equity Fund                         by 2-3% per year, net of fees.

Foreign Fund                        The Fund seeks to outperform its benchmark
                                    by 3% per year, net of fees.

Emerging Countries Fund             The Fund seeks to outperform its benchmark
                                    by 4% annually over a five year period

Domestic Bond Fund                  The Fund seeks to outperform its benchmark
                                    by 0.25% per year, net of fees.

Core Plus Bond Fund                 The core portfolio seeks to match the
                                    duration of and outperform the Fund's
                                    benchmark.

International Bond Fund             The Fund seeks to outperform its benchmark.

Currency Hedged International Bond  The Fund seeks to outperform its benchmark.
Fund

Global Bond Fund                    The Fund seeks to outperform its benchmark.

Short Term Income Fund              The Fund seeks to outperform its benchmark.

World Balanced Allocation Fund      The Fund seeks to outperform its benchmark
                                    by 2-3% per year.

Global (U.S.+) Equity Allocation    The Fund seeks to outperform its benchmark
Fund                                by 2-3% per year.

Global Balanced Allocation Fund     The Fund seeks to outperform its benchmark
                                    by 2-3% per year.

U.S. Sector Fund                    The Fund seeks to outperform its benchmark
                                    by 2-3% per year.

                             MANAGEMENT OF THE TRUST

The following tables present information regarding each Trustee and officer of GMO Trust (the "Trust") as of June 30, 2002. Each Trustee's and officer's age as of June 30, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.


                                                                                NUMBER OF
    NAME, AGE AND                                                             PORTFOLIOS IN
  POSITION(S) HELD            LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX             OTHER
   WITH THE TRUST            TIME SERVED        DURING PAST 5 YEARS              OVERSEEN         DIRECTORSHIPS HELD
   --------------            -----------        -------------------              --------         ------------------
NON INTERESTED TRUSTEES
Jay O. Light (60)             Since May       Professor of Business                 38                  *(1)
Trustee                       1996            Administration and Senior
                                              Associate Dean, Harvard
                                              University.

Donald W. Glazer, Esq.        Since           Advisory                              38                  None
(57)                          December        Counsel, Goodwin Procter
Trustee                       2000            LLP; Secretary and
                                              Consultant, Provant, Inc.
                                              (provider of performance
                                              improvement training
                                              services and products)
                                              (1998 - present);
                                              Consultant -- Business and
                                              Law.

INTERESTED TRUSTEE
R. Jeremy Grantham(2)         Since           Member, Grantham, Mayo,               38                  None
(63)                          September       Van Otterloo & Co. LLC.
President-Quantitative        1985
and Chairman of the
Trustees


--------

(1) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and neither of these companies is a registered investment company.



(2) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

OFFICERS


                                     POSITION(S) HELD                 LENGTH                PRINCIPAL OCCUPATION(S)
    NAME AND AGE                      WITH THE TRUST              OF TIME SERVED             DURING PAST 5 YEARS
    ------------                      --------------              --------------             -------------------
Susan Randall Harbert (45)          Chief Financial            Chief Financial           Member, Grantham, Mayo, Van
                                    Officer and                Officer since             Otterloo & Co. LLC.
                                    Treasurer                  February 2000;
                                                               Treasurer since
                                                               February 1998;
                                                               Assistant Treasurer
                                                               from May 1995
                                                               - February 1998.

Brent Arvidson (33)                 Assistant Treasurer        Since                     Senior Fund Administrator,
                                                               August 1998               Grantham, Mayo, Van Otterloo
                                                                                         & Co. LLC (September 1997 -
                                                                                         present); Senior Financial
                                                                                         Reporting Analyst, John
                                                                                         Hancock Funds (August 1996 -
                                                                                         September 1997)

Scott Eston (46)                    Vice President             Since                     Chief Financial Officer (1997-
                                                               August 1998               present), Chief Operating Officer
                                                                                         (2000-present) and Member,
                                                                                         Grantham, Mayo, Van Otterloo
                                                                                         & Co. LLC; Senior Partner,
                                                                                         Coopers & Lybrand (1987-
                                                                                         1997).

William R. Royer,  Esq.             Vice President and         Vice President            General Counsel and Member,
(36)                                Clerk                      since February            Grantham, Mayo, Van Otterloo
                                                               1997; Clerk since         & Co. LLC.
                                                               March 2001;
                                                               May 1999 -
                                                               August 1999; May
                                                               1995 - May 1997.

Elaine M. Hartnett, Esq.            Vice President and         Vice President            Associate General Counsel,
(57)                                Secretary                  since August 1999;        Grantham, Mayo, Van Otterloo
                                                               Secretary since           & Co. LLC (June 1999 -
                                                               March 2001.               present); Associate/Junior
                                                                                         Partner, Hale and Dorr LLP
                                                                                         (1991 - 1999).



         TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.


         There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contacts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an effect on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.


         The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held [15] committee meetings.


In determining to approve the most recent annual extension of each Fund's investment management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Management of the Trust" in the Prospectus and

"Management of the Trust -- Officers" above. The Trustees also took into account the time and attention devoted by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Manager to the Funds were appropriate to fulfill effectively the Manager's duties under the agreements. The Trustees also considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the agreements.



The Trustees received information concerning the investment philosophy and investment process applied by the Manager in managing the Funds. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. In this connection, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel, including research services available to the Manager as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Manager's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.



The Trustees considered the scope of the services provided by the Manager to the Funds under the agreements relative to services provided by third parties to other mutual funds. The Trustees noted that the Manager's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Investment Advisory and Other Services" below. The Trustees concluded that the scope of the Manager's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.



The Trustees considered the quality of the services provided by the Manager to the Funds. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Trust - Code of Ethics" below), the procedures by which the Manager allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Manager in these matters. The Trustees also received information concerning standards of the Manager with respect to the execution of portfolio transactions.



The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. The Trustees also considered information relating to each Fund's investment performance relative to its performance benchmark(s) and relative to funds with similar objectives managed by other managers. The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable (See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus), the volatility of the Funds' returns, as well as factors identified by the Manager as contributing to the Funds' performance. See the Funds' annual reports. The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Funds, and the overall competence of the Manager. The Trustees concluded that the scope and quality of the Manager's services was sufficient, in light of the Funds' investment performance, particular portfolio management techniques, the resources brought to bear by the Manager, the competence of the Manager, its personnel and systems, and the financial resources of the Manager, to merit reapproval of the agreement for another year.



In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives. The Trustees also considered possible economies of scale to the Manager. The Trustees evaluated the Manager's profitability with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Manager, but also so-called "fallout benefits" to the Manager such as reputational value derived from serving as investment Manager to the Funds and the research services available to the Manager by reason of brokerage business generated by the Funds. In evaluating the Funds' advisory fees, the Trustees also took into account the sophistication of the investment techniques used to manage each of the Funds.


Trustee Fund Ownership

The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.


                                                                                    AGGREGATE DOLLAR RANGE OF FUND
                                                                                         SHARES OWNED IN ALL
                                                         DOLLAR RANGE OF FUND              GMO TRUST FUNDS
            NAME/FUND                                        SHARES OWNED                OVERSEEN BY TRUSTEE
            ---------                                        ------------                -------------------
NON INTERESTED TRUSTEES
Jay O. Light                                                None                                 None


Donald W. Glazer                                            None                            over $100,000


INTERESTED TRUSTEE
R. Jeremy Grantham                                                                          over $100,000
   Emerging Country Debt Fund                               over $100,000
   Global Hedged Equity Fund                                over $100,000
   Inflation Indexed Bond Fund                              over $100,000
   International Small Companies Fund                       over $100,000
   Real Estate Fund                                         over $100,000
   U.S. Sector Fund                                         over $100,000

                                                                                    AGGREGATE DOLLAR RANGE OF FUND
                                                                                         SHARES OWNED IN ALL
                                                         DOLLAR RANGE OF FUND              GMO TRUST FUNDS
            NAME/FUND                                        SHARES OWNED                OVERSEEN BY TRUSTEE
            ---------                                        ------------                -------------------
   Short-Term Income Fund                                    over $100,000



Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

None.

Non-Interested Trustee Ownership of Related Companies
The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.


                           NAME OF
 -NAME OF NON-           OWNER(S) AND
  INTERESTED             RELATIONSHIP                                    TITLE OF
   TRUSTEE               TO TRUSTEE              COMPANY                   CLASS          VALUE OF SECURITIES     % OF CLASS
   -------               ----------              -------                   -----          -------------------     ----------
Jay O. Light                 N/A                  None                      N/A                   N/A                 N/A

Donald W. Glazer            Self               GMO Brazil                Limited               $237,032              1.95%
                                              Sustainable               partnership
                                              Forest Fund, LP,           interest
                                               a private
                                               investment
                                                company
                                               managed by
                                               Renewable
                                               Resources LLC,
                                           an affiliate of the
                                                 Manager.*
                                                 GMO Tax-                Limited               $241,044               1.4%
                                                 Managed                partnership
                                             Absolute Return             interest
                                              Fund, a private
                                               investment
                                                company
                                              managed by the
                                                Manager.**



* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.

** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.


REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.


During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:



                                     AGGREGATE            PENSION OR RETIREMENT         ESTIMATED             TOTAL
                                   COMPENSATION            BENEFITS ACCRUED AS       ANNUAL BENEFITS       COMPENSATION
NAME OF PERSON, POSITION            FROM TRUST            PART OF FUND EXPENSES      UPON RETIREMENT      FROM THE TRUST
------------------------            ----------            ---------------------      ---------------      --------------
Jay O. Light, Trustee                $80,000                      N/A                     N/A                 $80,000

Donald W. Glazer,                    $80,000                      N/A                     N/A                 $80,000
Esq., Trustee



Messrs. Grantham, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



Except as set forth below, as of June 7, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust offered herein.



                                              AGGREGATE %
          FUND                 CLASS      OWNERSHIP INTEREST
          ----                 -----      ------------------
Global Hedged Equity Fund       III             20.61%
U.S. Sector Fund                III              4.91%
Short-Term Income Fund          III             14.29%


CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


      As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2003.


      Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

      For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years, the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:


                                                            Gross         Reduction          Net
                                                            -----         ---------          ---
U.S. CORE FUND

Year ended 2/28/02                                       $ 9,046,063     $   630,859     $ 8,415,204
Year ended 2/28/01                                        10,479,887         725,580       9,754,307
Year ended 2/29/00                                        11,161,595         738,607      10,422,988

TOBACCO-FREE CORE FUND

Year ended 2/28/02                                       $ 1,116,757     $   144,739     $   972,018
Year ended 2/28/01                                           983,545         137,083         846,462

                                                            Gross         Reduction          Net
                                                            -----         ---------          ---
Year ended 2/29/00                                           855,754         135,558         720,196

VALUE FUND

Year ended 2/28/02                                       $ 1,127,722     $   135,730     $   991,992
Year ended 2/28/01                                         1,015,443         108,675         906,768
Year ended 2/29/00                                           996,644         102,057         894,587

INTRINSIC VALUE FUND

Year ended 2/28/02                                       $   310,176     $    85,382     $   224,794
Year ended 2/28/01                                           152,686          78,996          73,690
Commencement of Operations                                    76,163          57,918          18,245
(8/2/99) - 2/29/00

GROWTH FUND

Year ended 2/28/02                                       $   376,301     $    82,077     $   294,224
Year ended 2/28/01                                           543,233         110,683         432,550
Year ended 2/29/00                                           579,315         101,280         478,035

REAL ESTATE FUND

Year ended 2/28/02                                       $   836,718     $    74,788     $   761,930
Year ended 2/28/01                                           713,588          69,761         643,827
Year ended 2/29/00                                           705,890          73,067         632,823

INTERNATIONAL DISCIPLINED EQUITY FUND

Commencement of Operations (1/29/02) through 2/28/02     $    13,823     $    13,823     $         0

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/02                                       $ 7,578,601     $ 1,354,121     $ 6,224,480
Year ended 2/28/01                                         9,826,264       1,517,826       8,308,438
Year ended 2/29/00                                        13,366,668       2,144,089      11,222,579

INTERNATIONAL GROWTH FUND

                                                            Gross         Reduction          Net
                                                            -----         ---------          ---
Commencement of Operations (11/30/01)
 through 2/28/02                                         $    78,075     $    78,075     $         0

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/02                                       $   317,797     $   317,797     $         0
Year ended 2/28/01                                           645,488         450,137         195,351
Year ended 2/29/00                                           886,758         536,312         350,446

FOREIGN FUND

Year ended 2/28/02                                       $ 7,274,098     $ 1,084,904     $ 6,189,194
Year ended 2/28/01                                         7,255,446       1,118,314       6,137,132
Year ended 2/29/00                                         7,261,054       1,196,212       6,064,842

EMERGING COUNTRIES FUND

Year ended 2/28/02                                       $   315,128     $    83,437     $   231,691
Year ended 2/28/01                                           359,947          81,883         278,064
Year ended 2/29/00                                           336,947          86,122         250,825

DOMESTIC BOND FUND

Year ended 2/28/02                                       $   163,964     $    84,907     $    79,057
Year ended 2/28/01                                           160,788          72,412          88,376
Year ended 2/29/00                                           170,540          80,033          90,507

CORE PLUS BOND FUND

Year ended 2/28/02                                       $   536,527     $   191,604     $   344,923
Year ended 2/28/01                                           263,280         130,212         133,068
Year ended 2/29/00                                           309,352          22,918          86,434

INTERNATIONAL BOND FUND

Year ended 2/28/02                                       $   420,962     $   179,636     $   241,326

                                                            Gross         Reduction          Net
                                                            -----         ---------          ---
Year ended 2/28/01                                           376,243         148,491         227,752
Year ended 2/29/00                                           417,278          65,415          51,863

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/02                                       $    41,947     $    41,947     $         0
Year ended 2/28/01                                           725,364         208,577         516,787
Year ended 2/29/00                                           781,487         238,584         542,903

GLOBAL BOND FUND

Year ended 2/28/02                                       $   528,110     $   218,049     $   310,061
Year ended 2/28/01                                           421,528         181,236         240,292
Year ended 2/29/00                                            65,979          44,660         221,319

SHORT-TERM INCOME FUND

Year ended 2/28/02                                       $    19,439     $    19,439     $         0
Year ended 2/28/01                                            20,370          20,370               0
Year ended 2/29/00                                            25,341          25,341               0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/02                                       $   128,250     $   128,250     $         0
Year ended 2/28/01                                           258,902         258,902               0
Year ended 2/29/00                                           253,727          53,727               0

INFLATION INDEXED BOND FUND

Year ended 2/28/02                                       $    90,483     $    84,673     $     5,810
Year ended 2/28/01                                            60,046          60,046               0
Year ended 2/29/00                                            41,797          41,797               0


EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/02                                       $         0     $         0     $         0

                                                            Gross         Reduction          Net
                                                            -----         ---------          ---
Year ended 2/28/01                                                 0               0               0
Year ended 2/29/00                                                 0               0               0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/02                                       $         0     $         0     $         0
Year ended 2/28/01                                                 0               0               0
Year ended 2/29/00                                                 0               0               0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/02                                       $         0     $         0     $         0
Year ended 2/28/01                                                 0               0               0
Year ended 2/29/00                                                 0               0               0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/02                                       $         0     $         0     $         0
Year ended 2/28/01                                                 0               0               0
Year ended 2/29/00                                                 0               0               0

GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/02                                       $         0     $         0     $         0
Year ended 2/28/01                                                 0               0               0
Year ended 2/29/00                                                 0               0               0

U.S. SECTOR FUND

Year ended 2/28/02                                       $       866     $       866     $         0
Year ended 2/28/01                                             2,537           2,537               0
Year ended 2/29/00                                            46,391          46,391               0



      In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

      Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

      Administrative Arrangements. GMO serves as the Trust's administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.


      The Trust, on behalf of the Class M Shares of certain Funds, entered into an Administration Agreement with GMO on August 17, 2000. Pursuant to the terms of this Administration Agreement, in the last three fiscal years, each of the below Funds paid GMO the following amounts:



                         March 1, 1999           March 1, 2000           March 1, 2001
                            Through                 Through                 Through
                       February 29, 2000       February 28, 2001       February 28, 2002
                       -----------------       -----------------       -----------------
GMO Value Fund                N/A                      0                     $48
GMO Foreign Fund              N/A                      0                     $ 1


      Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

      Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds.

      Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.

                            DISTRIBUTION (12b-1) PLAN

      The Trust has adopted a Rule 12b-1 distribution and service plan (the "Plan"). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.

      The Trust will pay to the principal distributor of the Trust's shares (the "Distributor") fees for services rendered and expenses borne by the Distributor which are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to each Fund of the Trust not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M Shares. The Trustees currently limit payments on Class M Shares to 0.25% of each Fund's average daily net assets attributable to its Class M Shares. Such fees shall be accrued daily and paid monthly or at such other intervals as the Trustees shall determine.


      In the last three fiscal years, the Trust, on behalf of the below Funds, paid the Distributor the following amounts:



                         March 1, 1999           March 1, 2000           March 1, 2001
                            Through                 Through                 Through
                       February 29, 2000       February 28, 2001       February 28, 2002
                       -----------------       -----------------       -----------------
GMO Value Fund                N/A                      0                     $60
GMO Foreign Fund              N/A                      0                     $ 1


      The fees may be spent by the Distributor for services which are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance or reporting to recordholders of Class M Shares). The Distributor's expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders' needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations.

      Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Plan or related arrangements (the "Independent Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that the fund may bear for distribution pursuant to the Plan.

      The Plan may be terminated at any time with respect to the Class M Shares of any Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund.

      Any agreement relating to the implementation of the Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund, upon 60 days written notice.

                             PORTFOLIO TRANSACTIONS

      The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

      Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

      Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

      Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

      Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

      During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:


                                                     March 1, 1999            March 1, 2000            March 1, 2001
                                                        Through                  Through                  Through
                                                   February 29, 2000        February 28, 2001        February 28, 2002
                                                   -----------------        -----------------        -----------------
U.S. Core Fund                                         $3,385,122               $3,138,091               $4,011,978
Tobacco-Free Core Fund                                    293,723                  314,138                  500,744
Value Fund                                                728,107                  805,517                  938,312
Intrinsic Value Fund                                       16,196                   50,965                  162,077
Growth Fund                                                81,237                  180,021                  318,261
Real Estate Fund                                           95,220                  100,996                  118,883
International Disciplined Equity Fund(a)                                                                      7,470
International Intrinsic Value Fund                      3,416,885                1,874,882                1,222,132
International Growth Fund(b)                                                                                 35,943
Currency Hedged International
      Equity Fund                                         269,798                  105,183                   16,681
Foreign Fund                                            2,242,126                2,055,646                1,382,979
Emerging Countries Fund                                   600,235                  347,360                  317,735
Domestic Bond Fund                                         25,903                   33,506                   32,442
Core Plus Bond Fund                                        33,858                   81,476                   60,752
International Bond Fund                                    31,558                   50,702                   22,991
Currency Hedged International
      Bond Fund                                            62,086                  100,758                    2,038
Global Bond Fund                                           33,865                   80,073                   36,748
Short-Term Income Fund                                         --                    1,625                       --
Global Hedged Equity Fund                                  23,883                   29,875                   49,720
Inflation Indexed Bond Fund                                    --                       --                       --

                                                     March 1, 1999            March 1, 2000            March 1, 2001
                                                        Through                  Through                  Through
                                                   February 29, 2000        February 28, 2001        February 28, 2002
                                                   -----------------        -----------------        -----------------
Emerging Country Debt Share Fund                               --                       --                       --
International Equity Allocation Fund                           --                       --                       --
World Equity Allocation Fund                                   --                       --                       --
Global (U.S.+) Equity Allocation Fund                          --                       --                       --
Global Balanced Allocation Fund                                --                       --                       --
U.S. Sector Fund                                               --                       --                       --



(a) Brokerage commissions for the Fund reflect commissions generated from the Fund's commencement of operations on January 29, 2002 through February 28, 2002.



(b) Brokerage commissions for the Fund reflect commissions generated from the Fund to GMO from the Fund's commencement of operations on November 30, 2001 through February 28, 2002.


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES


      The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on the last day of February.



      Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; U.S. Sector Fund; Pelican Fund; Alpha LIBOR Fund; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

      The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.


      The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


      On June 3, 2002 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:



FUND                                       SHAREHOLDERS
----                                       ------------
GMO Growth Fund                            Surdna Foundation Inc
                                           Attn Mark De Venoge
                                           330 Madison Avenue 30th Floor
                                           New York, NY  10017-5001

                                           The Northern Trust Company, Trustee of The
                                           Aerospace Corporation Employees
                                           Retirement Plan Trust
                                           Attn Mutual Funds
                                           P.O. Box 92956
                                           Chicago, IL  60675

GMO Value Fund                             Leland Standford Junior University II
                                           Stanford Management Company
                                           2770 Sand Hill Road
                                           Menlo Park, CA  94025

GMO Short-Term Income Fund                 Bost & Co A/C NYXF1049822

FUND                                       SHAREHOLDERS
----                                       ------------
                                           (Verizon-STIF)
                                           Mutual Funds Operations
                                           P.O. Box 3198
                                           Pittsburgh, PA  15230-3198

GMO U.S. Sector Fund                       Wadsworth Atheneum Museum of Art
                                           Attn David Baxter
                                           600 Main Street
                                           Hartford, CT  06103

GMO International Bond Fund                Bost & Co A/C NYXF1049812
                                           (Verizon-IBF)
                                           Mutual Funds Operations
                                           P.O. Box 3198
                                           Pittsburgh, PA  15230-3198

                                           Saturn & Co A/C 4600712
                                           c/o Investors Bank & Trust Co TR
                                           FBO The John Hancock Financial Service Inc
                                           Pension Plan
                                           P.O. Box 9130 FPG90
                                           Boston, MA 02117-9130

GMO Domestic Bond Fund                     Trust for Millipore Corporation
                                           Invested Employee Plans - DBF
                                           Attn Sandra Silvestro
                                           80 Ashby Road M/S E4H
                                           Bedford, MA  01730

GMO Currency Hedged                        Metropolitan Opera Association Inc
   International Bond Fund                 Attn Ms Freda Gimpel
                                           Metropolitan Opera Association Inc
                                           Lincoln Center Rm 423A Finance Dept
                                           New York, NY 10023

                                           GMO Global Balanced Allocation Fund
                                           Attn Ms Julie Coady
                                           c/o Gmo
                                           40 Rowes Wharf
                                           Boston, MA  02110

GMO Currency Hedged                        The Edna McConnell Clark Foundation Inc
   International Equity Fund               Attn Mr. Ralph Stefano
                                           Director of Finance

FUND                                       SHAREHOLDERS
----                                       ------------
                                           250 Park Avenue
                                           New York, NY  10177-0026

GMO Global Bond Fund                       Fresno County Employees' Retirement Association
                                           Attn Gary W Peterson
                                           P.O. Box 1247
                                           2281 Tulare Street
                                           Fresno, CA  93715

GMO World Equity Allocation Fund           Mars & Co (Bridgewater College)
                                           c/o Investors Bank & Trust
                                           P.O. Box 9130
                                           Boston, MA  02117

GMO Global (U.S. +) Allocation Fund        Bost & Co
                                           Yale Trusts
                                           P.O. Box 534005
                                           Pittsburgh, PA  15253-4005

GMO Core Plus Bond Fund                    Bost & Co A/C NYXF174740
                                           (Verizon-Core Plus)
                                           Attn Mutual Funds Operations
                                           P.O. Box 3198
                                           Pittsburgh, PA  15230-3198

GMO Intrinsic Value Fund                   Princeton University TR
                                           Attn John D Sweeney
                                           P.O. Box 35
                                           Princeton, NJ  08544

GMO Emerging Country Debt Share Fund       Sprint Corporate Master Trust
                                           6220 Sprint Parkway
                                           Overland Park, KS  66251

GMO International Disciplined              Mac & Co A/C KREF0756022
   Equity Fund                             Kresge Foundation
                                           Attn Mutual Fund Operations
                                           P.O. Box 3198
                                           Pittsburgh, PA  15230-3198

                                           Northern Trust Company as Custodian FB
                                           The Nathan Cummings Foundation
                                           A/C 26-32949
                                           P.O. Box 92956
                                           Chicago, IL  60675-2956

GMO International Growth Fund              Bost & Co A/C NYXF1776502
                                           (Verizon-Intl Growth)
                                           Mutual Funds Operations
                                           P.O. Box 3198
                                           Pittsburgh, PA  15230-3198


      As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

      Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

      There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

      No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES


      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the U.S. Core Fund as of June 3, 2002:



          Name and Address                                 % Ownership
          ----------------                                 -----------
National Financial Services LLC For TH                        100.0
Exclusive Benefits of Our Customers-NT
200 Liberty Street
One World Financial
New York, NY  10281

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the Value Fund as of June 3, 2002:



          Name and Address                                 % Ownership
          ----------------                                 -----------
American Express Trust Co. FBO                                100.0
American Express Trust Retirement Services Plans
American Express Trust Company
50534 AXP Financial Center
Minneapolis, MN  55474



      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the Foreign Fund as of June 3, 2002:



          Name and Address                                 % Ownership
          ----------------                                 -----------
Fidelity Investments Institutional
 Operations Company Inc. (FIIOC)                               97.5
As Agent for Certain Non-Qualified PLA
Attn Melissa Walriven
100 Magellan Way (KW1C)
Covington, KY  41015


                              FINANCIAL STATEMENTS

      The Trust's audited financial statements for the fiscal year ended February 28, 2002 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to funds that do not offer Class M Shares) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS

      Following are computations of the total offering price per share for Class M shares of each Fund of the Trust offering Class M shares of beneficial interest as of February 28, 2002, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2002.

Value Fund
 Net Assets at Value (Equivalent to $8.82 per share based on 55,099
  shares of beneficial interest outstanding)                                    $485,899
 Offering Price                                                                 $   8.82
Foreign Fund
 Net Assets at Value (Equivalent to $9.93 per share based on 87
  shares of beneficial interest outstanding)                                    $    869
 Offering Price                                                                 $   9.93


                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                                GMO PELICAN FUND
                   40 ROWES WHARF, BOSTON, MASSACHUSETTS 02110
                                 (617) 346-7600


     GMO Pelican Fund (the "Fund") is a separate diversified investment portfolio offered by GMO Trust (the "Trust"), an open-end management investment company. The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager").


                     GRANTHAM, MAYO, VAN OTTERLOO & Co. LLC
                                     ("GMO")

                       Tel: (617) 346-7600 (call collect)
                           GMO's website: www.gmo.com






These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus                                                         June 30, 2002

                               TABLE OF CONTENTS


Fund Objective and Summary of Principal Investment Strategies ...........                1

Summary of Principal Risks ..............................................                2

Performance .............................................................                4

Fees and Expenses .......................................................                5

Management ..............................................................                6

Distributions, Reinvestment and Taxes ...................................                6

How to Purchase Shares ..................................................                8

How to Redeem Shares ....................................................                9

How Shares are Priced ...................................................               11

Financial Highlights ....................................................               12

Additional Information...................................................       Back Cover

Distributor .............................................................       Back Cover

Shareholder Inquiries ...................................................       Back Cover

FUND OBJECTIVE AND SUMMARY OF PRINCIPAL
INVESTMENT STRATEGIES

THE SUMMARY BELOW DESCRIBES THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES. A "Summary of Principal Risks" describing the principal risks of investing in the Fund begins on page 2. Except for certain policies that are explicitly described as fundamental in this Prospectus or in the Statement of Additional Information, the investment policies of the Fund and the Fund's investment objective may be changed by the Trustees without shareholder approval.

                                                             FUND CODES
                                              TICKER           SYMBOL            CUSIP
                                              ------           ------            -----
Fund Inception Date:  5/31/89                 PELFX            Pelican          705807 10 5

INVESTMENT OBJECTIVE:  Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund typically makes equity investments in companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Manager evaluates stocks using fundamental investment principles and quantitative applications, including the Manager's proprietary dividend discount model, to identify the best values in the marketplace and to screen for what the Manager believes to be inexpensive stocks. Traditional fundamental analysis is then applied to the securities in each sector in order to explore and verify compelling opportunities. The Manager seeks stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to perception anomalies; and companies with undervalued assets (business or commodities) not given fair value in the stock market. The Manager's definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting.


     The Manager seeks to manage the Fund with low risk relative to the Fund's benchmark. The Manager builds the portfolio stock by stock. The Manager attempts to control risk primarily through valuation, as all stocks are bought at a price that the Manager believes represents a discount to fair value. The Fund attempts to sell stocks when they become fully valued, and attempts to minimize price risk by cycling into what the Manager believes are more deeply undervalued opportunities.


     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK:The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

GMO PELICAN FUND                                                               1

SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN THE FUND CHANGES WITH THE VALUES OF THE FUND'S INVESTMENTS. Many factors can affect those values. Factors that may affect the Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund change over time. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For additional detailed information regarding the Fund's investment strategies and risks, see "Descriptions and Risks of Fund Investments" in the Statement of Additional Information. The Statement of Additional Information is available free of charge by contacting the Manager.

     MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. A principal risk of the Fund is that the equity securities in which it invests will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

     MARKET RISK - VALUE SECURITIES. Some equity securities, generally referred to as value securities, are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the


2                                                               GMO PELICAN FUND
risk that the companies may not overcome the adverse business developments or other factors causing these securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.

     FOREIGN INVESTMENT RISK. The Fund may invest in securities traded principally in securities markets outside the United States that are subject to additional and more varied risks and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities.

     CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer of a security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund is generally not subject to the risk of market timing because it generally stays fully invested in the relevant asset class, such as domestic equities and foreign equities.


GMO PELICAN FUND                                                               3

PERFORMANCE


THE TWO TABLES BELOW HELP TO ILLUSTRATE THE RISKS OF INVESTING IN THE FUND. The annual total return bar chart shows how the returns of the Fund's shares have varied from year to year, and the average annual total return table compares the Fund's performance to the Russell 1000 Value Index, a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not necessarily an indication of future performance.


                               ANNUAL TOTAL RETURN
                             Years ended December 31


                                  [BAR CHART]


1992               12.74%
1993               20.10%
1994                3.08%
1995               29.82%
1996               20.69%
1997               26.53%
1998               11.67%
1999                2.76%
2000               11.86%
2001                8.73%



Highest Quarter: 13.02% (4Q 1998)       Lowest Quarter: -10.41% (3Q 1998)      Year-to-Date (as of 3/31/02): -0.63%


                           AVERAGE ANNUAL TOTAL RETURN
                         Periods ended December 31, 2001


                                                                                        SINCE INCEPTION
                                                 1 YEAR        5 YEARS      10 YEARS        5/31/89
                                                 ------        -------      --------        -------
      Return Before Taxes                        8.73%         12.05%        14.47%          12.80%
      Return After Taxes on Distributions        6.70%          7.46%        10.81%           9.55%
      Return After Taxes on Distributions
      and Sale of Fund Shares                    6.13%          8.71%        10.96%           9.66%

      Russell 1000 Value Index(1)               -5.59%         11.13%        14.13%          12.93%
      S&P 500(1),(2)                           -11.89%         10.70%        12.94%          13.27%

(1)  Reflects no deduction for fees, expenses or taxes.


(2) The S&P 500 Market Index ("S&P 500") is a well-known U.S. large capitalization stock index that is independently maintained and published by Standard & Poor's. The S&P 500 was the Fund's benchmark until June 30, 2002. The Fund changed its benchmark from the S&P 500 Index to the Russell 1000 Value Index to reflect its current practice of investing in securities that represent favorable values to their market prices.



4                                                               GMO PELICAN FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund:


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
(as a percentage of average net assets)
Management Fee                                                                 0.75%
Other Expenses                                                                 0.19%
Total Annual Operating Expenses                                                0.94%
Expense Reimbursement(1)                                                       0.19%
Net Expenses                                                                   0.75%


1 The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), transfer taxes and fees and expenses of the independent trustees of the Trust) would otherwise exceed 0.75% of the Fund's average daily net assets.

EXAMPLE:

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


One Year (after reimbursement)                $   77
Three Years                                   $  281
Five Years                                    $  502
Ten Years                                     $1,137



GMO PELICAN FUND                                                               5

MANAGEMENT


MANAGER. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager"), which provides investment advisory services to a substantial number of institutional and other investors. The Manager also advises each of the other portfolios of the Trust.



     Under a Management Contract with the Trust, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. The Manager received 0.56% of the average net assets of the Fund during the fiscal year ended February 28, 2002 as compensation for management services rendered during that year.


     Day-to-day management of the Fund is the responsibility of GMO U.S. Active Division and no one person is primarily responsible for making recommendations to the Fund.

     CUSTODIAN, TRANSFER, AND DIVIDEND PAYING AGENT. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts, serves as custodian for the Fund. Boston Financial Data Services, Inc. ("BFDS"), Two Heritage Drive, Quincy, Massachusetts, serves as transfer agent and dividend paying agent for the Fund.

DISTRIBUTIONS, REINVESTMENT AND TAXES


THE FUND INTENDS TO PAY DIVIDENDS QUARTERLY FROM NET INVESTMENT INCOME AND TO DISTRIBUTE AT LEAST ANNUALLY ANY NET REALIZED CAPITAL GAINS. All dividends and distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. Such an election may be made or changed at any time by written notice to BFDS.


     It is the policy of the Fund each year to distribute to shareholders substantially all of its net investment income and gains and to meet all applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualifying as a regulated investment company in order for the Fund generally to be relieved of liability for federal income taxes.

     For those shareholders subject to federal income tax, distributions are taxable whether credited in shares or paid in cash.

     Fund distributions derived from interest, dividends and certain other income, including in general net short-term gains (i.e., net gains from securities held by the


6                                                               GMO PELICAN FUND

Fund for not more than a year) are taxable as ordinary income to shareholders subject to federal income tax. Distributions properly designated by the Fund as deriving from net capital gains (that is, the excess of net long- term capital gains over net short-term capital losses) will generally be taxable for federal income tax purposes as such to shareholders subject to tax, regardless of how long they have held their shares. The Fund will provide federal tax information annually, including information about dividends paid during the preceding year.



     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. If you buy shares just prior to a taxable distribution by the Fund, you will pay the full price of the shares (including the value of the pending distribution). When the distribution is then paid, it will be subject to tax, even though, from an investment standpoint, it constitutes a partial return of capital.


     The Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains. In that case, the Fund's yield on those securities would be decreased.

     In addition, the Fund's investment in foreign securities, foreign currencies, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments at a time when it is not advantageous to do so to satisfy the requirements to be a regulated investment company.

     Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisers about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including potential consequences under foreign, state, local or other applicable tax laws (including possible liability for federal alternative minimum tax). The Fund will report the federal income tax status of all distributions to shareholders annually.


GMO PELICAN FUND                                                               7

HOW TO PURCHASE SHARES

SHARES OF THE FUND MAY BE PURCHASED DIRECTLY FROM THE TRUST WITHOUT ANY SALES CHARGE OR UNDERWRITING COMMISSIONS ON ANY DAY WHEN THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS.


     To buy shares: Complete an account application and mail with your check to the address below. Call the Fund at 1-800-447-3167 between 9:00 a.m. and 5:00 p.m. Eastern time for instructions or to request an account application.




     GMO Pelican Fund
     Boston Financial Data Services
     P.O. Box 8120
     Boston, MA  02266-8120

To buy shares by wire, call the Fund at 1-800-447-3167 for instructions. You must complete an account application before your initial purchase of shares. Send the wire to:


     State Street Bank and Trust Company
     Boston, Massachusetts
     ABA# 011 000 028
     Attn:  Mutual Fund Division,
     GMO Pelican Fund
     Include your shareholder account number.


     The Fund reserves the right to refuse investments at any time and may limit the size of individual accounts. Shareholders of the Fund may reinvest dividend and capital gain distributions without limitation. The minimum initial investment in the Fund is $5,000; there is no required minimum for additional purchases of Fund shares. An initial investment of at least $1,000 must be made in connection with the establishment of a Keogh plan; there is no minimum in connection with an individual retirement account (IRA). The minimum initial investment amount may be changed by the Trustees at any time.


     The price at which a purchase order is filled in full and fractional shares of the Fund is the net asset value per share of the Fund next determined after a properly completed application and payment are received by the Fund. See "How Shares Are Priced" below.


     Subject to limitations described in the Statement of Additional Information, the Fund may accept securities as payment for shares of the Fund (in lieu of payment by check or wire). An investor should not under any circumstances send cash to the Fund as payment for Fund shares.

     Shares of the Fund are maintained under an open account arrangement, and no share certificates are expected to be issued. After each transaction that affects the number of shares in an open account, a confirmation will be mailed to the address in which the account is registered that discloses the current balance of shares owned. The Fund reserves the right to charge a fee for providing duplicate information.


8                                                               GMO PELICAN FUND

     Shares of the Fund may be purchased for tax-sheltered retirement plans, including Keogh plans for self-employed individuals and partnerships (if the investor has a relationship with a plan trustee), employer defined- contribution plans, individual retirement accounts (IRAs), and Simplified Employee Pension Plans (SEPPs). Further details and prototype plans are available from the Fund. An investor should consult a competent tax or other adviser as to the suitability of shares of the Fund as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state tax as well as federal tax aspects.

     All purchase orders are subject to acceptance by the Fund, which may refuse any purchase order or suspend the offering of shares of the Fund at any time. Brokers and agents may be authorized to accept orders on the Fund's behalf and investors may be charged a fee to effect a transaction through a broker or agent.

HOW TO REDEEM SHARES


SHAREHOLDERS HAVE THE RIGHT TO REDEEM THEIR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER RECEIPT BY BOSTON FINANCIAL DATA SERVICES, INC. ON THE FUND'S BEHALF OF AN APPROPRIATE WRITTEN REQUEST FOR REDEMPTION (INCLUDING SHARE CERTIFICATES, IF ANY). Shareholders may also redeem shares by telephone, as further described below. The value of shares at redemption depends upon the market value of the Fund's portfolio at the time of redemption and may be more or less than the cost to the shareholder.


     A written request for redemption should specify the shareholder's account number and the number of shares to be redeemed and should normally be signed by the person or persons in whose name or names the account is registered or, in the case of the death of a shareholder, by the legal successor of the shareholder. Written redemption requests for shares held by tax-sheltered retirement plans must be submitted by the trustees or custodians of such plans rather than by the plan participants. The Fund will require proof of the authenticity of signatures and in certain cases proof of authority of the signers.

     For shareholder protection, all signatures on written requests for redemption of amounts in excess of $100,000 or transfer of ownership and endorsements of any issued share certificates or stock powers that accompany such certificates must be guaranteed by a national bank or trust company, a member of the Federal Reserve System, a savings bank or savings and loan association, or a member of the National Association of Securities Dealers, Inc. or of the New York, American, Boston, Chicago, or Pacific Stock Exchanges.


GMO PELICAN FUND                                                               9

A signature "verification" by a savings bank or savings and loan association or notarization by a notary public is not acceptable.

     A signature guarantee is required to establish telephone redemption on any account after it has been opened. A signature guarantee will not be required to establish the telephone redemption option so long as this option is selected at the time of an initial account application; election of the privilege at a later date will require completion of an appropriate form accompanied by a signature guarantee.

     Shareholders who elect the telephone redemption option on their application may redeem, without extra charge, $5,000 or more from their account by telephone, and the proceeds will be sent at the shareholder's election either by wire transfer to the shareholder's previously designated bank account within the United States or by check, as later described herein. If redemption proceeds are to be sent by wire, the account must be with a bank that is a member of the Federal Reserve System or that has a correspondent banking relationship with a member bank. All telephone redemption requests will be recorded.


     For telephone redemptions,
     call 1-800-447-3167
     between 9:00 a.m. and 5:00 p.m.
     Eastern time.
     Please specify the GMO Pelican Fund.



     A redemption request received by telephone in proper form by the Fund before 4:00 p.m. Eastern time on any business day will become effective at 4:00 p.m. that day and, if the shareholder elects to receive the proceeds by wire, the proceeds of such redemption will be wired on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days for payment to be made.


     When shares are redeemed, a check in payment will normally be mailed within seven days. However, a redemption check will not be mailed until all checks received by the Fund in payment for shares to be redeemed have cleared (check clearance may take up to 10 days). A shareholder may avoid this delay by paying for shares with a certified check or by making investments by wire as described above.

     The shareholder is solely responsible for the authenticity of redemption instructions received by telephone that the Fund reasonably believes to be genuine. The Fund will accept such instructions from anyone able to provide information on an account. The Fund is not responsible for losses due to unauthorized or fraudulent telephone instructions unless it fails to employ reasonable procedures to assure the genuine nature of the redemption request, such as recording the redemption request.


     The Fund reserves the right at any time, upon providing notice to shareholders, to terminate, suspend or change the terms of any redemption method, except redemption by mail.



10                                                              GMO PELICAN FUND

     If a request for redemption would reduce a shareholder's shares in the Fund to a value of $1,000 or less, the Fund will treat the request as a request for redemption of all the shares of the Fund in the shareholder's account. Upon sixty days advance written notice, the Fund also has the right to redeem shares in a shareholder's account which is valued at less than $2,500 for sixty days or more due to redemptions. During such sixty day period, the shareholder may avoid such redemption by increasing his or her account to the $2,500 minimum.

     SYSTEMATIC WITHDRAWAL PLAN. Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in the Systematic Withdrawal Plan. A shareholder whose account contains shares of the Fund worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account contains shares of the Fund worth at least $10,000 may elect to receive monthly payments of $100 or more. Please contact the Fund for further information about and application materials for the Systematic Withdrawal Plan.

HOW SHARES ARE PRICED


THE NET ASSET VALUE OF A SHARE IS DETERMINED FOR THE FUND ONCE ON EACH DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS OPEN. THE FUND MAY NOT DETERMINE ITS NET ASSET VALUE ON DAYS DURING WHICH NO SECURITY IS TENDERED FOR REDEMPTION AND NO ORDER TO PURCHASE OR SELL SUCH SECURITY IS RECEIVED BY THE FUND. The Fund's net asset value is determined as of the close of business of the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but for which that exchange is less relevant in determining their market value than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.


     Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.


GMO PELICAN FUND                                                              11

FINANCIAL HIGHLIGHTS


     The financial highlights table is designed to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information and available upon request.

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              YEAR ENDED FEBRUARY 28/29,
                                                                              --------------------------
                                                         2002(B)           2001           2000           1999           1998
                                                         -------           ----           ----           ----           ----
Net asset value, beginning of period                    $  11.37         $  11.15       $  15.73       $  17.78       $  16.31
                                                        --------         --------       --------       --------       --------
Income from investment operations:

  Net investment income                                     0.22(c)          0.28           0.30           0.30           0.32
  Net realized and unrealized gain/(loss)                   0.03             2.68          (0.78)          0.43           4.13
                                                        --------         --------       --------       --------       --------
    Total from investment operations                        0.25             2.96          (0.48)          0.73           4.45
                                                        --------         --------       --------       --------       --------

Less distributions to shareholders:
  From net investment income                               (0.20)           (0.29)         (0.36)         (0.31)         (0.40)
  From net realized gains                                  (0.59)           (2.45)         (3.74)         (2.47)         (2.58)
                                                        --------         --------       --------       --------       --------
    Total distributions                                    (0.79)           (2.74)         (4.10)         (2.78)         (2.98)
                                                        --------         --------       --------       --------       --------

Net asset value, end of period                          $  10.83         $  11.37       $  11.15       $  15.73       $  17.78
                                                        ========         ========       ========       ========       ========
Total return(a)                                             2.17%           28.99%         (5.80%)         3.89%         28.97%

Ratios/Supplementary Data:
  Net assets, end of period (000's)                     $114,299         $116,067       $117,033       $223,937       $236,286
  Net expenses to average daily net assets                  0.75%            0.75%          0.93%          0.95%          0.95%
  Net investment income to average daily net assets         1.97%            2.34%          1.79%          1.68%          1.77%
  Portfolio turnover rate                                     72%              36%            32%            34%            28%
  Fees and expenses reimbursed by the Manager to
  average daily net assets                                  0.19%            0.18%          0.09%          0.06%          0.05%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(b) Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 2.13% to 1.97%. Per share, ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 2002 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.



12                                                              GMO PELICAN FUND

NOTES


GMO PELICAN FUND                                                              13

ADDITIONAL INFORMATION

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information (the "Statement") dated June 30, 2002, as revised from time to time are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7600. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

     Information about the Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

DISTRIBUTOR

                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109

SHAREHOLDER INQUIRIES

Shareholders may direct inquiries to:


                                GMO Pelican Fund
                         Boston Financial Data Services
                                  P.O. Box 8120
                              Boston, MA 02266-8120
                                (1-800-447-3167)
                           GMO's website: www.gmo.com



                                        Investment Company Act File No. 811-4347

                                GMO PELICAN FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 30, 2002



This Statement of Additional Information is not a prospectus. It relates to the GMO Pelican Fund Prospectus dated June 30, 2002, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. The GMO Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). Information from the Prospectus and from the Fund's Annual Report dated February 28, 2002 is incorporated by reference into this Statement of Additional Information. Investors may obtain a free copy of the Prospectus and the Annual Report from the Trust, 40 Rowes Wharf, Boston, Massachusetts 02110 (call collect:
617-346-7600 - ask for Shareholder Services).

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS.....................................1

INVESTMENT RESTRICTIONS.......................................................17

PRICING OF SHARES.............................................................20

TAX STATUS....................................................................20

PERFORMANCE INFORMATION.......................................................23

MANAGEMENT OF THE TRUST.......................................................24

MANAGEMENT ARRANGEMENTS.......................................................32

PORTFOLIO TRANSACTIONS........................................................34

REDEMPTION OF SHARES..........................................................35

SYSTEMATIC WITHDRAWAL PLANS...................................................35

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..............................36

VOTING RIGHTS.................................................................37

SHAREHOLDER AND TRUSTEE LIABILITY.............................................38

FINANCIAL STATEMENTS..........................................................39

APPENDIX A - SPECIMEN PRICE MAKE-UP...........................................40

APPENDIX B - COMMERCIAL PAPER AND CORPORATE DEBT RATINGS.....................B-1

         The GMO Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of a separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers thirty-eight Series. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.


                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed by the Trustees without shareholder approval.

PORTFOLIO TURNOVER

         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. In any given year, turnover may be greater than anticipated in response to market conditions. The rate of the Fund's turnover may also vary significantly from time to time in response to market volatility and economic conditions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.





DIVERSIFICATION

         It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 75% of the value of the Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

CERTAIN RISKS OF FOREIGN INVESTMENTS

         Foreign investments involve certain special risks. Securities prices in different countries are subject to different economic, financial, political, and social factors. Changes in currency exchange rates will affect the value of portfolio securities to U.S. investors. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, imposition of exchange controls, social instability, and political developments which could affect investments in those countries. Assets of the Fund held by custodians in foreign countries may also be subject to these risks. There may be less publicly available information about foreign companies than U.S. companies. Foreign companies may not be subject to accounting, auditing, and financial reporting standards comparable to those of U.S. companies. The trading volume of foreign securities markets is growing, but they generally have substantially smaller trading volume than U.S. markets. Consequently, foreign securities may be less liquid and their prices more volatile than those of comparable U.S. companies. There also may be a lower level of monitoring and regulation of securities markets in some foreign countries and the activities of investors in such markets, and enforcement of existing regulations in such countries has been extremely limited. Moreover, enforcement of existing regulations may be arbitrary and results difficult to predict with any degree of certainty. Brokerage commissions abroad are generally fixed, and other transaction costs on foreign securities exchanges are generally higher than in the U.S.


         In order to reduce risks of fluctuations in currency exchange rates, the Fund may purchase and sell foreign currencies for forward deliveries. Such transactions may be utilized in connection with the settlement of portfolio transactions or for the purpose of hedging specific portfolio positions. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities, and it precludes the opportunity to benefit if the value of the hedged currency should rise. The Fund will not engage in foreign currency transactions for speculative purposes.


         Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.



DEPOSITARY RECEIPTS


         The Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

         The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq

100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

         A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

         The Fund may make occasional use of futures and options for various purposes. See "Uses of Derivatives" below. The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect the Fund's performance.

         OPTIONS. The Fund may use options to (1) enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

         WRITING OPTIONS. The Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by the Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index. The Fund may write call options which are traded on national securities exchanges with respect to not more than 25% of its assets. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. Options purchased or written by the Fund will be limited to options traded on national exchanges or in the over-the-counter market (such over-the-counter options shall not exceed 10 percent of the Fund's assets). The Fund may invest up to 5% of its total assets at market value in the purchase of put options.

         The Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if the Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

         If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that the Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the

Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

         The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

         RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

         An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Fund, the Manager, other GMO Trust Funds and other clients of the Manager may be considered to be such a group. These position limits may restrict the Fund's ability to purchase or sell options on a particular security.

         The amount of risk the Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

         FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. The Fund is also permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

         The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

         The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

         INDEX FUTURES. The Fund may purchase futures contracts on various securities indexes ("Index Futures"). The Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

         The Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases foreign stock Index Futures.

         The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

         RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

         A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

         The Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

         The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


         Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, a Fund will generally have contractual remedies against such counterparty; however, there is no assurance that a Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, the Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.


USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES


         RISK MANAGEMENT. When futures and options on futures are used for risk management, the Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. In the case of futures and options on futures, the Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios that do not engage in risk management transactions.

         HEDGING. To the extent indicated elsewhere, the Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, the Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s).


         INVESTMENT PURPOSES. To the extent indicated elsewhere, the Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, the Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for the Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, the Fund may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. This use may also permit the Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.


         SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of the Fund's portfolio. For example, if the Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). If the Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position.



         The Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.


SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

         The Fund may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

         SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

         INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

         EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

         If the Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If the Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

         Contracts for differences are swap arrangements in which the Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.


         INTEREST RATE CAPS, FLOORS AND COLLARS. The Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as it uses interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which it uses futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.



RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. The Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. There also may be documentation risk, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager will closely monitor the creditworthiness of contract counterparties, and the Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by the Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that the Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

USES OF DERIVATIVES

         FUNCTION OF DERIVATIVES IN THE FUND. The Fund may use financial derivatives to implement investment decisions. The types of derivatives employed vary and may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary. To a significant extent, specific market conditions influence the choice of derivative strategies for the Fund. Generally, the Fund makes only occasional use of futures contracts and related options on securities indexes and does not currently expect to make use of other derivative instruments.

         DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in the Fund, although derivative positions may comprise a significant portion of the total assets.


         COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the derivative. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Fund has to over-the-counter counterparties.


         TYPES OF DERIVATIVES.

-    Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components.

     USES OF DERIVATIVES.

Hedging. The Fund may employ hedges to protect a current or anticipated position.

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in the Fund.

Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment. A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities, in an efficient, cost-effective manner.

Risk Management - Synthetic Sales and Purchases. A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

-    There is no limit on the use of derivatives for hedging purposes.

- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.


- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.


REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

CASH AND OTHER HIGH QUALITY INVESTMENTS

         The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities the Fund may seek to minimize credit risk with respect to such investments.

ILLIQUID SECURITIES


         The Fund may invest up to 15% (or, in the case of the Foreign Fund only, 10%) of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under

Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.


         Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

         For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

                             INVESTMENT RESTRICTIONS

         Except when specifically indicated to the contrary, the investment policies described in this Statement of Additional Information are not fundamental, and the Trustees of the Trust may change such policies without first obtaining shareholder approval. As used in this paragraph, "shareholder approval" means the vote of a majority of the outstanding voting securities of the Fund and "majority" means the lesser of (1) 67 percent or more of the outstanding shares of the Fund present at a meeting if more than 50 percent of the shares are represented at the meeting in person or by proxy, or (2) more than 50 percent of the outstanding shares of the Fund.

         Except as identified in the Prospectus and this Statement of Additional Information, there are no specific limitations on the extent to which the Fund may engage in the investment policies described in the Prospectus and this Statement of Additional Information.

         Investment Restrictions. The Fund is subject to the following investment restrictions (A-L below) which may not be changed without shareholder approval. The Fund may not:

         A. Borrow money except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

         B.   Purchase securities on margin.

         C.   Sell securities short.

         D. Lend any funds or other assets (the Fund may enter into repurchase agreements and purchase publicly distributed bonds, debentures and other securities of a similar type, or privately placed municipal or corporate bonds, debentures and other securities which are of a type customarily purchased by institutional investors or publicly traded in the securities markets).

         E. Participate in an underwriting or selling group in connection with the public distribution of securities except for its own capital stock.

         F. Invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         G. Hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         H. Purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").

         I. Purchase and sell real estate or commodities and commodity contracts.

         J. Purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

         K. Make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment.

         L. Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.

         The SEC has concluded that even though reverse repurchase agreements, firm commitments and standby commitment agreements fall within the functional meaning of "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with
Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by Restriction A above; any collateral arrangements with respect to initial and variational margin permitted by Restriction B above; and the purchase or sale of options, forward contracts or options on futures contracts.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. (The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.)

         It is, moreover, the expressed policy of the Fund not to engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this Statement of Additional Information), not to invest in companies for the purpose of exercising control of management, and not to purchase any security which it is restricted from selling to the public without registration under the Securities Act of 1933. The Fund may not invest in oil, gas or other mineral exploration or development programs. The Fund may not invest more than 25% of the value of its assets in obligations issued by banks. The policies set forth in this paragraph may be changed by vote of the Trustees of the Trust.


         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                                PRICING OF SHARES


         The net asset value per share of the Fund is computed as of 4:00 p.m. Eastern time on each day on which the New York Stock Exchange is open. The Prospectus contains a description of the methods used to compute net asset value.


         The portfolio securities of the Fund may include equity securities which are listed on foreign exchanges. Certain foreign exchanges may be open on Saturdays and customary United States business holidays. As a consequence, the portfolio securities of the Fund may be traded, and the net asset value of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                                   TAX STATUS

         It is the Fund's policy to meet the requirements to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended from time to time (the "Code").

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely and paid to its shareholders in the form of dividends (including capital gain dividends). Shareholders of the Fund that are not exempt from federal income taxes will be subject to income taxes on dividends and capital gains distributions received from the Fund.

         If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.


         Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Distributions properly designated by the Fund as deriving from net capital gains on securities held by the Fund for more than 12 months, whether received in cash or additional shares and regardless of how long a shareholder has held the shares, are taxable as long-term capital gains to the Fund's shareholders that are not exempt from federal income taxes. The federal income tax status of all distributions will be reported to shareholders annually.



         Dividends and interest received by the Fund may be subject to income withholding or other taxes imposed by foreign countries which may reduce the yield of the Fund. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.



         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for no more than 12 months. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.












         For federal income tax purposes, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years are 8 percent and 18 percent (rather than 10 percent and 20 percent) for taxable years beginning after December 31, 2000. The 18-percent rate applies only to assets the holding period for which began after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal or state tax perspective, and shareholders should consult their tax advisors before making such an election.


         Special rules (including mark-to-market, constructive sale, short sale, straddle and wash-sale rules) exist for determining the timing of the recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions, including transactions involving futures contracts, forward contracts and options. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         A portion of the dividends paid by the Fund may be eligible (subject to a holding period requirement imposed pursuant to the Code) for the dividends-received deduction for the Fund's corporate shareholders (other than S corporations).


         The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 30% for amounts paid during 2002 and will be 30% for amounts paid during 2003, 29% for amounts paid during 2004 and 2005, and 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph.



         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a foreign shareholder. Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by the Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax.

Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.


         Recently revised U.S. Treasury regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.


         If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, three, five, and ten years (or for such shorter period as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n
= the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. The Fund's total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future.

         The table below sets forth the average annual total return (before taxes) for the GMO Pelican Fund for the one, three, five and ten year periods ending February 28, 2002, and for the period from the commencement of the Fund's operations until February 28, 2002:

                       INCEPTION          1 YEAR           3 YEAR           5 YEAR           10 YEAR        INCEPTION TO
FUND                      DATE              (%)              (%)              (%)              (%)            DATE (%)
----                      ----              ---              ---              ---              ---            --------
GMO Pelican Fund         5/31/89           2.17%            7.45%           10.70%           13.57%            12.36%


         The Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for the Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to the Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Morningstar, Inc., Lipper Inc., widely recognized independent services which monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money, Barron's and Kiplinger's, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of the Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for the Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                             MANAGEMENT OF THE TRUST

         The following tables present information regarding each Trustee and officer of GMO Trust (the "Trust") as of June 30, 2002. Each Trustee's and officer's age as of June 30, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Fund does not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.


                                                                                 NUMBER OF
    NAME, AGE AND                                                              PORTFOLIOS IN
   POSITION(S) HELD             LENGTH OF        PRINCIPAL OCCUPATION(S)       FUND COMPLEX            OTHER
    WITH THE TRUST             TIME SERVED         DURING PAST 5 YEARS           OVERSEEN        DIRECTORSHIPS HELD
    --------------             -----------         -------------------           --------        ------------------
NON INTERESTED TRUSTEES

Jay O. Light (60)             Since May         Professor of Business              38                   *1
Trustee                       1996              Administration and Senior
                                                Associate Dean, Harvard
                                                University.

Donald W. Glazer, Esq.        Since             Advisory Counsel, Goodwin          38                   None
(57)                          December 2000     Procter LLP; Secretary
Trustee                                         and Consultant, Provant,
                                                Inc. (provider of
                                                performance improvement
                                                training services and
                                                products) (1998 -
                                                present); Consultant --
                                                Business and Law.
INTERESTED TRUSTEE

R. Jeremy Grantham(3)         Since             Member, Grantham, Mayo, Van        38                   None
(63)                          September         Otterloo & Co. LLC.
President-Quantitative and    1985
Chairman of the Trustees


OFFICERS


                                  POSITION(S) HELD           LENGTH                     PRINCIPAL OCCUPATION(S)
        NAME AND AGE               WITH THE TRUST        OF TIME SERVED                    DURING PAST 5 YEARS
        -------------              --------------        --------------                    -------------------
Susan Randall Harbert (45)      Chief Financial       Chief Financial                   Member, Grantham, Mayo, Van
                                Officer and           Officer since                     Otterloo & Co. LLC.
                                Treasurer             February 2000;
                                                      Treasurer since February
                                                      1998; Assistant Treasurer
                                                      from May 1995 - February
                                                      1998.

Brent Arvidson (33)             Assistant Treasurer   Since August 1998                 Senior Fund Administrator,
                                                                                        Grantham, Mayo, Van Otterloo &
                                                                                        Co. LLC (September 1997 -
                                                                                        present); Senior Financial


--------


(1) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and neither of these companies is a registered investment company.



(2) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

                                                                                        Reporting Analyst, John Hancock
                                                                                        Funds (August 1996 - September
                                                                                        1997)

Scott Eston (46)                Vice President        Since August 1998                 Chief Financial Officer
                                                                                        (1997-present), Chief Operating
                                                                                        Officer (2000-present) and
                                                                                        Member, Grantham, Mayo, Van
                                                                                        Otterloo & Co. LLC; Senior
                                                                                        Partner, Coopers & Lybrand
                                                                                        (1987-1997).

William R. Royer,  Esq.         Vice President and    Vice President                    General Counsel and Member,
(36)                            Clerk                 since February                    Grantham, Mayo, Van Otterloo &
                                                      1997; Clerk since                 Co. LLC.
                                                      March 2001; May
                                                      1999 - August 1999;
                                                      May 1995 - May 1997.

Elaine M. Hartnett, Esq.        Vice President and    Vice President                    Associate General Counsel,
(57)                            Secretary             since August 1999;                Grantham, Mayo, Van Otterloo &
                                                      Secretary since                   Co. LLC (June 1999 - present);
                                                      March 2001.                       Associate/Junior Partner, Hale
                                                                                        and Dorr LLP (1991 - 1999).


         TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

         There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contracts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may affect the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.



         The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held 15 committee meetings.







         In determining to approve the most recent annual extension of the Fund's investment management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Management" in the Prospectus and "Management of the Trust -- Officers" above. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Manager to the Fund were appropriate to fulfill effectively the Manager's duties under the agreement. The Trustees also considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the agreements.



         The Trustees received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund. See "Fund Objective and Summary of Principal Investment Strategies" in the Prospectus. In this connection, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel, including research services available to the Manager as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Manager's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.



         The Trustees considered the scope of the services provided by the Manager to the Fund under the agreement relative to services provided by third parties to other mutual funds. The Trustees noted that the Manager's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Management Arrangements" below. The Trustees concluded that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.



         The Trustees considered the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Trust - Code of Ethics" below), the procedures by which the Manager allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Manager in these matters. The Trustees also received information concerning standards of the Manager with respect to the execution of portfolio transactions.



The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. The Trustees also considered information relating to each Fund's investment performance relative to its performance benchmark(s) and relative to funds with similar objectives managed by other managers. The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable (See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus), the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Funds' performance. See the Fund's annual reports. The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager. The Trustees concluded that the scope and quality of the Manager's services was sufficient, in light of the Fund's investment performance, particular portfolio management techniques, the resources brought to bear by the Manager, the competence of the Manager, its personnel and systems, and the financial resources of the Manager, to merit reapproval of the agreement for another year.



         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives. The Trustees also considered possible economies of scale to the Manager. The Trustees evaluated the Manager's profitability with respect to the Fund, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called "fallout benefits" to the Manager such as reputational value derived from serving as investment Manager to the Fund and the research services available to the Manager by reason of brokerage business generated by the Fund. In evaluating the Fund's advisory fees, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund.



         Based on the foregoing, the Trustees concluded that the fees to be paid the Manager under the advisory agreements were fair and reasonable, given the scope and quality of the services rendered by the Manager.


Trustee Fund Ownership

         The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.

                                                                              AGGREGATE DOLLAR RANGE OF FUND SHARES
                                                                                           OWNED IN ALL
                                                DOLLAR RANGE OF FUND                     GMO TRUST FUNDS
         NAME/FUND                                  SHARES OWNED                       OVERSEEN BY TRUSTEE
         ---------                                  ------------                       -------------------
NON-INTERESTED TRUSTEES
Jay O. Light                                            None                                   None

Donald W. Glazer                                        None                              over $100,000

INTERESTED TRUSTEE
R. Jeremy Grantham                                      None                              over $100,000


Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

None.

Non-Interested Trustee Ownership of Related Companies

         The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.


                            NAME OF
                          OWNER(S) AND
       NAME OF          RELATIONSHIP TO
NON-INTERESTED TRUSTEE      TRUSTEE           COMPANY        TITLE OF CLASS   VALUE OF SECURITIES      % OF CLASS
----------------------      -------           -------        --------------   -------------------      ----------
Jay O. Light                  N/A               None              N/A                 N/A                 N/A

                            NAME OF
                          OWNER(S) AND
       NAME OF          RELATIONSHIP TO
NON-INTERESTED TRUSTEE      TRUSTEE           COMPANY        TITLE OF CLASS   VALUE OF SECURITIES      % OF CLASS
----------------------      -------           -------        --------------   -------------------      ----------
Donald W. Glazer              Self           GMO Brazil         Limited             $237,032             1.95%
                                            Sustainable       partnership
                                            Forest Fund,        interest
                                           LP, a private
                                             investment
                                          company managed
                                            by Renewable
                                           Resources LLC,
                                          an affiliate of
                                           the Manager.*

                                          GMO Tax-Managed       Limited             $241,044              1.4%
                                          Absolute Return     partnership
                                          Fund, a private       interest
                                             investment
                                          company managed
                                               by the
                                             Manager.**


* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.

** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.


         REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.


         During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:


                                       AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL
                                     COMPENSATION      BENEFITS ACCRUED AS PART      BENEFITS UPON      TOTAL COMPENSATION
    NAME OF PERSON, POSITION          FROM TRUST            OF FUND EXPENSES           RETIREMENT         FROM THE TRUST
    ------------------------          ----------            ----------------           ----------         --------------
Jay O. Light, Trustee                   $80,000                   N/A                     N/A                 $80,000
Donald W. Glazer, Esq.,                 $80,000                   N/A                     N/A                 $80,000
Trustee

         Messrs. Grantham, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



         As of June 7, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Fund.


         CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                             MANAGEMENT ARRANGEMENTS

         As disclosed in the Prospectus under the heading "MANAGEMENT," under a Management Contract between the Trust on behalf of the Fund and Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"), subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions - Brokerage and Research Services," the Fund's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Fund or its other clients.

         The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Under the Management Contract, the Manager is compensated by the Fund at the annual rate of 0.75% of average daily net assets of the Fund's portfolio, subject to the Manager's agreement to reimburse the Fund for certain expenses, as described in the Prospectus. The Management Contract was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager) and by the Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than

60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager.

         In the last three fiscal years the Fund paid the following amount as a Management Fee to the Manager pursuant to the Management Contract:


                                                     Gross                    Reduction             Net
                                                     -----                    ---------             ---
Year Ended 2/28/02                                   $872,941                   $221,457            $651,484
Year Ended 2/28/01                                   $898,276                   $212,883            $685,393
Year Ended 2/29/00                                   $1,582,393                 $156,849            $1,425,544


         In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.





         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.


         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Fund.

         Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Brokerage and Research Services. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act") and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (3) the securities may be acquired under the investment restrictions applicable to the Fund; and (4) the securities are listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation System (NASDAQ). For federal income tax purposes, an exchange of securities for Fund shares is treated as a sale of the exchanged securities and generally results in a capital gain or loss. Investors interested in purchases through exchange should telephone the Manager at (617) 346-7600.

         During the last three fiscal years, the Trust paid, on behalf of the Fund, the following amounts in brokerage commissions:


                    March 1, 1999                      March 1, 2000                      March 1, 2001
                       Through                             Through                            Through
                  February 29, 2000                  February 28, 2001                  February 28, 2002
                  -----------------                  -----------------                  -----------------
                      $370,323                            $207,473                           $370,910



                        DETERMINATION OF NET ASSET VALUE



         The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Price provided by principal market makers may vary from the value that would be realized if the securities were sold.


                              REDEMPTION OF SHARES

         The right of redemption is generally described in the Prospectus. The Trust may suspend the right of redemption during any period when (a) the New York Stock Exchange is closed for other than weekends or holidays or trading thereon is restricted under conditions set forth by the Securities and Exchange Commission ("SEC"); (b) the SEC has by order permitted such suspension; or (c) an emergency as defined by the rules of the SEC exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                           SYSTEMATIC WITHDRAWAL PLANS

         Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in a Systematic Withdrawal Plan. A shareholder whose account in the Fund contains shares worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account in the Fund contains at least $10,000 worth of shares may elect to receive monthly payments of $100 or more.

         Amounts paid under the plan are derived from the proceeds of redemption of shares held in the shareholder's account. Under the plan, all dividends and capital gains distributions must be reinvested in shares of the Fund. All shares obtained through reinvestment and all shares held under the plan must remain on deposit with the Fund. If redemptions for these periodic payments exceed distributions reinvested in an account, such redemptions will reduce or possibly exhaust the number of shares in the account. The minimum withdrawal amounts have been established for administrative convenience and should not be considered as recommended for all investors. For tax purposes, shareholders may realize a capital gain or loss on each payment.

         The plan is administered by the Trust without separate charge to the participating shareholders and may be terminated at any time by a shareholder or the Trust.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Fund commenced operations on May 31, 1989. The fiscal year for the Fund ends on the last day of February.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; REIT Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; U.S. Sector Fund; GMO Pelican Fund; Alpha LIBOR Fund; and International Core Plus Allocation Fund. The Trustees have further authorized the issuance of up to nine classes of shares of the foregoing series, Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class M Shares. Interests in each portfolio are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding series. The shares of such series do not have any preemptive rights. Upon liquidation of a series, shareholders of the corresponding series are entitled to share pro rata in the net assets of the series available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding shares of the Fund as of June 3, 2002:



                     Name and Address                         % Ownership
                     ----------------                         -----------
         The Chase Manhattan Bank as Trustee for                  58.9
         Corning Investment Plan
         Attn:  Domenica Mascia
         4 New York Plaza 2nd Floor
         New York, NY  10004-2413

         NaBank & Co                                              15.3
         Attn:  Trust Securities
         P.O. Box 2180
         Tulsa, OK  74101-2180


         As depicted in the above chart, certain shareholder(s) may hold greater than 25% of the outstanding shares of the GMO Pelican Fund. As a result, such shareholders could be deemed to "control" the Fund as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


                              FINANCIAL STATEMENTS



         The report of PricewaterhouseCoopers LLP and the Fund's audited Financial Statements for the year ended February 28, 2002 are incorporated by reference to the Fund's Annual Report filed with the Securities and Exchange Commission pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

                          SPECIMEN PRICE MAKE-UP SHEETS



         Following is a computation of the total offering price per share for the Fund based upon its net asset value and shares of beneficial interest outstanding at the close of business on February 28, 2002:



         Net Assets at Value (Equivalent to $10.83 per share based
         on 10,554,334 shares of beneficial interest outstanding).......................$114,299,331
         Offering Price.................................................................$10.83

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

         Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

         STANDARD & POOR'S. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): the ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         MOODY'S. The following is a summary of the ratings used by Moody's Investor Services, Inc. for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                                    GMO TRUST

             SUPPLEMENT TO GMO TRUST PROSPECTUS DATED JUNE 30, 2002

GMO International Core Plus Allocation Fund

         In addition to those Funds identified in the Trust's Prospectus dated June 30, 2002, the Trust is also authorized to issue shares of an additional series, the GMO International Core Plus Allocation Fund ("ICPA"). A Post-Effective Amendment to the Trust's registration statement relating to the creation of ICPA was initially filed with the Securities and Exchange Commission on December 5, 1997, and became effective on February 18, 1998. The ICPA has not yet commenced operations.

         ICPA is a "fund of funds" that will invest primarily in other Funds of the Trust ("underlying Funds"). ICPA will be managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Although GMO will not receive any fees for providing investment management services to ICPA, it will receive investment management fees from the underlying GMO Trust Funds in which ICPA invests. The fees and expenses associated with an investment in ICPA are as follows:


       GMO       Purchase and
    Fund Name    Redemption Fees             Annual Operating Expenses
                 (fees paid directly to      (expenses that are deducted from Fund assets)
                 Fund at purchase or
                 redemption)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       Total
                 Cash            Redemption     Inv.       Shareholder    Other        Operating     Expense            Net
                 Purchase        Fees (as a     Mgmt.      Service        Expenses(3)  Expenses(3)   Reimbursement(3)   Expenses
                 Premium         percentage     Fees       Fee(2)
                 (as a           of amount      after
                 percentage      redeemed(1))   Fee
                 of amount                      Waiver(3)
                 invested(1))
ICPA FUND(6)

Class I          .65%(5)         .11%(5)        .00%(6)     .13%(6)       .05%(4,6)    .18%(6)       .05%               0.13%

Class II         .65%(5)         .11%(5)        .00%(6)     .07%(6)       .05%(4,6)    .12%(6)       .05%               0.07%

Class III        .65%(5)         .11%(5)        .00%(6)     .00%(6)       .05%(4,6)    .05%(6)       .05%               0.00%



                                                  Examples

                                           You would     You would
                                           pay the       pay the
                                           following     following
                                           expenses      expenses
                                           on a          on the
                                           $10,000       same
                                           investment    investment
                                           assuming      assuming no
                                           5% annual     redemption:
                                           return
                                           with
                                           redemption
                                           at the
                                           end of
                                           each time
                                           period:
---------------------------------------------------------------------
ICPA FUND(6)                               1      3       1      3
                                           Yr.    Yr.     Yr.    Yr.

Class I                                    $90   $120    $80   $110

Class II                                   $80   $100    $70   $90

Class III                                  $80   $80     $70   $70

NOTES TO SCHEDULE OF FEES AND EXPENSES


1. Purchase premiums and redemption fees are paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighed or underweighted in cash so that a redemption or purchase will not require a securities transaction.

2. Shareholder Service Fee ("SSF") paid to GMO for providing client services and reporting services. The level of SSF is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing client accounts is lower for larger accounts when expressed as a percentage of the account.

3. The Manager has contractually agreed to reimburse ICPA for certain Fund expenses through June 30, 2003 to the extent that ICPA's total annual operating expenses (excluding Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) would otherwise exceed 0.00% of ICPA's average daily net assets.

4.       Based on estimated amounts for the Fund's first fiscal year.

5. ICPA invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, ICPA's purchase premium and redemption fee has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which ICPA expects to invest. The amount of purchase premium and redemption fee for ICPA will be adjusted approximately annually based on underlying Funds owned by ICPA during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for ICPA more frequently if the Manager believes in its discretion that circumstances warrant.

6. ICPA invests primarily in other Funds of the Trust (referred to here as "underlying Funds"). Therefore, in addition to the fees and expenses directly incurred by ICPA (which are shown in the Schedule of Fees and Expenses), ICPA will also incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and ICPA may own different proportions of underlying Funds at different times, the amount of fees and expenses indirectly incurred by ICPA will vary. The Manager believes that, under normal market conditions, the total amount of fees and expenses that will be indirectly incurred by ICPA because of investment in underlying Funds will fall within the ranges set forth below:

    FUND                         LOW              TYPICAL             HIGH

    ICPA                         .71%              .74%                .77%


         ICPA is a diversified portfolio that seeks high total return. The principal strategy ICPA will employ in pursuit of its objective will be to invest in Class III Shares of other Funds of the Trust, particularly the GMO International Intrinsic Value Fund and the GMO Emerging Countries Fund. The principal risks of an investment in ICPA include all of the principal risks of a direct investment in each underlying Fund in which ICPA invests. For a discussion of the principal risks of each underlying Fund, please see "Principal Risks" in the Trust's Prospectus.

                   MULTIPLE CLASSES - SUPPLEMENTAL INFORMATION

CLASS DESIGNATIONS

         In addition to the classes of shares identified in the Prospectus as being currently offered by each Fund of the Trust, each Fund of the Trust may also from time to time issue one or more of the following classes of shares:
Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares. Exhibit A to this Prospectus Supplement identifies the classes each Fund may offer. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management. Class M shares are subject to a Rule 12b-1 fee and an administration fee.

         Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust's prospectus or statement of additional information prior to the commencement of sale of such shares (the "Prospectus"). Each such class will bear the same purchase premium and redemption fees, if any, assessed by the class(es) of shares of the relevant Fund currently being offered.

CLASS ELIGIBILITY

         Class eligibility is generally dependent on the size of the client's total account under the management of Grantham, Mayo, Van Otterloo & Co. LLC, the Trust's investment adviser (referred to herein as "GMO," the "Manager" or the "Adviser"), as described from time to time in the Prospectus. Investors purchasing through third party intermediaries will be eligible to purchase Class M shares.

         Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Prospectus. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares. The Manager will make all determinations as to aggregation of client accounts for purposes of determining eligibility.

CLASS CHARACTERISTICS

         The sole difference among the various classes of shares is the level of shareholder service fee ("Shareholder Service Fee") borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail in the Prospectus under "Fees and Expenses."

         Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.

         The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that relationship is expected to decrease as a percentage of the account. Thus, the Shareholder Service Fee is lower for classes for which eligibility criteria generally require greater assets under GMO's management.

         All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.

CONVERSION AND EXCHANGE FEATURES

         Conversion and exchange features for classes of shares currently offered by the Trust are set forth in the Prospectus. Conversion and exchange features for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares.

EXHIBIT II - SERVICE FEE SCHEDULE

CLASS I SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------

GMO U.S. Core Fund                                                                               0.28%

GMO Tobacco-Free Core Fund                                                                       0.28%

GMO Value Fund                                                                                   0.28%

GMO Growth Fund                                                                                  0.28%

GMO U.S. Sector Fund                                                                             0.28%

GMO Small Cap Value Fund                                                                         0.28%

GMO Small Cap Growth Fund                                                                        0.28%

GMO Real Estate Fund                                                                             0.28%

GMO International Intrinsic Value Fund                                                           0.28%

GMO Currency Hedged International Equity Fund                                                    0.28%

GMO Foreign Fund                                                                                 0.28%

GMO Core Plus Bond Fund                                                                          0.28%

GMO International Small Companies Fund                                                           0.28%

GMO Emerging Markets Fund                                                                        0.28%

GMO Domestic Bond Fund                                                                           0.28%

GMO Global Hedged Equity Fund                                                                    0.28%

GMO International Bond Fund                                                                      0.28%

GMO Currency Hedged International Bond Fund                                                      0.28%

GMO Global Bond Fund                                                                             0.28%

GMO Emerging Country Debt Fund                                                                   0.28%

GMO Inflation Indexed Bond Fund                                                                  0.28%

GMO Emerging Countries Fund                                                                      0.28%

GMO Asia Fund                                                                                    0.28%

GMO Tax-Managed U.S. Equities Fund                                                               0.28%

GMO Tax-Managed International Equities Fund                                                      0.28%

GMO International Equity Allocation Fund                                                         0.13%

GMO Global (U.S.+) Equity Allocation Fund                                                        0.13%

EXHIBIT II - SERVICE FEE SCHEDULE

CLASS I SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------

GMO World Balanced Allocation Fund                                                               0.13%

GMO Global Balanced Allocation Fund                                                              0.13%

GMO International Core Plus Allocation Fund                                                      0.13%

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------
GMO U.S. Core Fund                                                                               0.22%

GMO Tobacco-Free Core Fund                                                                       0.22%

GMO Value Fund                                                                                   0.22%

GMO Growth Fund                                                                                  0.22%

GMO U.S. Sector Fund                                                                             0.22%

GMO Small Cap Value Fund                                                                         0.22%

GMO Small Cap Growth Fund                                                                        0.22%

GMO Real Estate Fund                                                                             0.22%

GMO International Growth Fund                                                                    0.22%

GMO International Intrinsic Value Fund                                                           0.22%

GMO International Disciplined Equity Fund                                                        0.22%

GMO Currency Hedged International Equity Fund                                                    0.22%

GMO Foreign Fund                                                                                 0.22%

GMO Core Plus Bond Fund                                                                          0.22%

GMO International Small Companies Fund                                                           0.22%

GMO Emerging Markets Fund                                                                        0.22%

GMO Domestic Bond Fund                                                                           0.22%

GMO Global Hedged Equity Fund                                                                    0.22%

GMO International Bond Fund                                                                      0.22%

GMO Currency Hedged International Bond Fund                                                      0.22%

GMO Global Bond Fund                                                                             0.22%

GMO Emerging Country Debt Fund                                                                   0.22%

GMO Inflation Indexed Bond Fund                                                                  0.22%

EXHIBIT II - SERVICE FEE SCHEDULE


GMO Emerging Countries Fund                                                                      0.22%

GMO Asia Fund                                                                                    0.22%

GMO Tax-Managed U.S. Equities Fund                                                               0.22%

GMO Tax-Managed International Equities Fund                                                      0.22%

GMO International Equity Allocation Fund                                                         0.07%

GMO Global (U.S.+) Equity Allocation Fund                                                        0.07%

GMO World Balanced Allocation Fund                                                               0.07%

GMO Global Balanced Allocation Fund                                                              0.07%

GMO International Core Plus Allocation Fund                                                      0.07%


CLASS III SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------
GMO U.S. Core Fund                                                                               0.15%

GMO Tobacco-Free Core Fund                                                                       0.15%

GMO Value Fund                                                                                   0.15%

GMO Growth Fund                                                                                  0.15%

GMO U.S. Sector Fund                                                                             0.15%

GMO Small Cap Value Fund                                                                         0.15%

GMO Small Cap Growth Fund                                                                        0.15%

GMO Real Estate Fund                                                                             0.15%

GMO International Disciplined Equity Fund                                                        0.15%

GMO International Intrinsic Value Fund                                                           0.15%

GMO International Growth Fund                                                                    0.15%

GMO Core Plus Bond Fund                                                                          0.15%

GMO International Small Companies Fund                                                           0.15%

GMO Emerging Markets Fund                                                                        0.15%

GMO Domestic Bond Fund                                                                           0.15%

GMO Short-Term Income Fund                                                                       0.15%

GMO Global Hedged Equity Fund                                                                    0.15%

GMO International Bond Fund                                                                      0.15%

EXHIBIT II - SERVICE FEE SCHEDULE


GMO Currency Hedged International Bond Fund                                                      0.15%

GMO Global Bond Fund                                                                             0.15%

GMO Emerging Country Debt Fund                                                                   0.15%

GMO Emerging Countries Fund                                                                      0.15%

GMO Inflation Indexed Bond Fund                                                                  0.15%

GMO Asia Fund                                                                                    0.15%

GMO Tax-Managed U.S. Equities Fund                                                               0.15%

GMO Tax-Managed International Equities Fund                                                      0.15%

GMO International Equity Allocation Fund                                                         0.00%

GMO Global (U.S.+) Equity Allocation Fund                                                        0.00%

GMO World Balanced Allocation Fund                                                               0.00%

GMO Global Balanced Allocation Fund                                                              0.00%

GMO International Core Plus Allocation Fund                                                      0.00%

GMO Emerging Country Debt Share Fund                                                             0.00%


CLASS IV SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------
GMO U.S. Core Fund                                                                               0.105%

GMO Tax-Managed U.S. Equities Fund                                                               0.105%

GMO Tobacco-Free Core Fund                                                                       0.12%

GMO Value Fund                                                                                   0.095%

GMO Growth Fund                                                                                  0.12%

GMO U.S. Sector Fund                                                                             0.12%

GMO Small Cap Value Fund                                                                         0.12%

GMO Small Cap Growth Fund                                                                        0.12%

GMO Real Estate Fund                                                                             0.12%

GMO International Disciplined Equity Fund                                                        0.09%

GMO International Intrinsic Value Fund                                                           0.09%

GMO International Growth Fund                                                                    0.09%

GMO Tax-Managed International Equities Fund                                                      0.09%

EXHIBIT II - SERVICE FEE SCHEDULE


GMO Currency Hedged International Equity Fund                                                    0.09%

GMO Foreign Fund                                                                                 0.09%

GMO International Small Companies Fund                                                           0.11%

GMO Emerging Markets Fund                                                                        0.105%

GMO Domestic Bond Fund                                                                           0.13%

GMO Core Plus Bond                                                                               0.13%

GMO International Bond Fund                                                                      0.13%

GMO Global Bond Fund                                                                             0.13%
GMO Currency Hedged International Bond Fund                                                      0.13%

GMO Emerging Country Debt Fund                                                                   0.10%

GMO Global Hedged Equity Fund                                                                    0.13%

GMO Inflation Indexed Bond Fund                                                                  0.13%

GMO Emerging Countries Fund                                                                      0.10%

GMO Asia Fund                                                                                    0.105%


CLASS V SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------

GMO U.S. Core Fund                                                                               0.09%

GMO Tobacco-Free Core Fund                                                                       0.09%

GMO Value Fund                                                                                   0.09%

GMO Growth Fund                                                                                  0.09%

GMO U.S. Sector  Fund                                                                            0.09%

GMO Small Cap Value Fund                                                                         0.09%

GMO Small Cap Growth Fund                                                                        0.09%

GMO Real Estate Fund                                                                             0.09%

GMO International Intrinsic Value Fund                                                           0.07%

GMO Currency Hedged International Equity Fund                                                    0.07%

GMO Foreign Fund                                                                                 0.10%

GMO International Small Companies Fund                                                           0.07%

GMO Emerging Markets Fund                                                                        0.05%

EXHIBIT II - SERVICE FEE SCHEDULE

GMO Domestic Bond Fund                                                                           0.12%

GMO Core Plus Bond Fund                                                                          0.12%

GMO International Bond Fund                                                                      0.12%

GMO Currency Hedged International Bond Fund                                                      0.12%

GMO Global Bond Fund                                                                             0.12%

GMO Emerging Country Debt Fund                                                                   0.12%

GMO Global Hedged Equity Fund                                                                    0.12%

GMO Inflation Indexed Bond Fund                                                                  0.12%

GMO Emerging Countries Fund                                                                      0.05%


CLASS VI SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------
GMO U.S. Core Fund                                                                               0.07%

GMO Tobacco-Free Core Fund                                                                       0.07%

GMO Value Fund                                                                                   0.07%

GMO Growth Fund                                                                                  0.07%

GMO U.S. Sector Fund                                                                             0.07%

GMO Small Cap Value Fund                                                                         0.07%

GMO Small Cap Growth Fund                                                                        0.07%

GMO Real Estate Fund                                                                             0.07%

GMO International Intrinsic Value Fund                                                           0.04%

GMO Currency Hedged International Equity Fund                                                    0.04%

GMO Foreign Fund                                                                                 0.08%

GMO International Small Companies Fund                                                           0.04%

GMO Emerging Markets Fund                                                                        0.02%

GMO Domestic Bond Fund                                                                           0.10%

GMO Core Plus Bond Fund                                                                          0.10%

GMO International Bond Fund                                                                      0.10%

GMO Currency Hedged International Bond Fund                                                      0.10%

GMO Global Bond Fund                                                                             0.10%

EXHIBIT II - SERVICE FEE SCHEDULE

GMO Emerging Country Debt Fund                                                                   0.10%

GMO Global Hedged Equity Fund                                                                    0.10%

GMO Inflation Indexed Bond Fund                                                                  0.10%

GMO Emerging Countries Fund                                                                      0.02%



CLASS VII SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------
GMO Core Plus Bond Fund                                                                          0.06%

GMO International Bond Fund                                                                      0.06%

GMO Currency Hedged International Bond Fund                                                      0.06%

GMO Global Bond Fund                                                                             0.06%

CLASS VIII SHARES

                                    FUND                                                      SERVICE FEE
                                    ----                                                      -----------
GMO Core Plus Bond Fund                                                                          0.01%

GMO International Bond Fund                                                                      0.01%

GMO Currency Hedged International Bond Fund                                                      0.01%

GMO Global Bond Fund                                                                             0.01%

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23.    Exhibits

(a)         Amended and Restated Agreement and Declaration of Trust.(1)

(b)         Amended and Restated By-laws of the Trust.(1)

(c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

(d) Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Balanced Allocation Fund (formerly "GMO World Equity Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Pelican Fund (formerly "Pelican Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed International Equities Fund and GMO Emerging Country Debt Share Fund, and Grantham, Mayo, Van Otterloo & Co. ("GMO").(1)

(e) Distribution Agreement between the Trust on behalf of each of GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly

--------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

            "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Balanced Allocation Fund (formerly, "GMO World Equity Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Pelican Fund (formerly "Pelican Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed International Equities Fund and GMO Emerging Country Debt Share Fund, and Funds Distributor, Inc.(1)

(f)         None.

(g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of certain Funds, GMO and Investors Bank & Trust Company ("IBT");(1)

            2. Form of Custodian Agreement (the "BBH Custodian Agreement") between the Trust, on behalf of certain Funds, and Brown Brothers Harriman & Co. ("BBH");(1)

            3. Form of Custodian Agreement (the "SSB Custodian Agreement") between the Trust, on behalf of its GMO Pelican Fund (formerly "Pelican Fund"), and State Street Bank and Trust Company ("SSB");(1)

            4. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            5. Forms of Letter Agreements with respect to the BBH Custodian Agreement among the Trust, on behalf of certain Funds, GMO and BBH;(1)

--------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

            6. Form of Accounting Agency Agreement between the Trust, on behalf of certain Funds, and BBH;(1)

            7. Form of 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH;(1) and

            8. Form of Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds of the Trust.(1)

(h) 1. Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            3. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust;(1) and

            4. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.(1)

(i)         Form of Opinion and Consent of Ropes & Gray.(1)

(j)         Consents of PricewaterhouseCoopers LLP. -- Exhibit 1

(k)         Financial Statements - Not applicable.

(l)         None.

(m) 1. Form of GMO Trust Amended and Restated Distribution and Service Plan (Class M); (1)

            2. Form of Amended and Restated Administration Agreement;(1) and

            3. Form of Service Agreement between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds;(1)

            4. Form of Services Agreement between the Fidelity Brokerage Services LLC and National Financial Services LLC (together "Fidelity"), and the Trust, on behalf of certain Funds;(1)

            5. Form of Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds;(1) and

--------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference

            6. Form of First Amendment to the Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds. (1)

(n) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996 as amended and restated March 12, 2001.(1)

(o)         Reserved.

(p) Code of Ethics adopted by the Trust, GMO, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia LLC, GMO Renewable Resources LLC, GMO Woolley Ltd.(1)

Item 24.    Persons Controlled by or Under Common Control with Registrant

            None.

Item 25.    Indemnification

            See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26.    Business and Other Connections of Investment Adviser

            See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 27.    Principal Underwriters

Item 27(a). Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following other investment companies:

            LaSalle Partners Funds, Inc.
            LMCG Funds
            Merrimac Series
            Monetta Fund, Inc.
            Monetta Trust
            The Montgomery Funds I
            The Montgomery Funds II
            The Munder Framlington Funds Trust
            The Munder Funds Trust
            The Munder Funds, Inc.
            National Investors Cash Management Fund, Inc.
            The Saratoga Advantage Trust
            Skyline Funds

--------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

            St. Clair Funds, Inc.
            TD Waterhouse Family of Funds, Inc.
            TD Waterhouse Trust
            UAM Funds, Inc.
            UAM Funds, Inc. II
            UAM Funds Trust

            FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b). Information about Directors and Officers of FDI is as follows:

Director or Officer                 Positions and Offices with FDI
-------------------                 ------------------------------
Lynn J. Mangum                      Director

William J. Tomko                    President

Kevin J. Dell                       Secretary

Edward S. Forman                    Assistant Secretary

Dennis R. Sheehan                   Director/Treasurer

Donald W. Blodgett, Jr.             Financial Operations Officer

Charles L. Booth                    Vice President/
                                    Assistant Compliance Officer

Richard F. Froio                    Chief Compliance Officer/
                                    Executive Representative
                                    Supervising Principal

The above FDI directors and officers do not have positions or offices with the Trust.

--------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

Item 27(c). Other Compensation received from the certain funds of the Trust during the last fiscal year by FDI:

                                                     Class M Shares
GMO Fund Name*                                       Distribution (12b-1) Fees*
-------------                                        --------------------------
U.S. Core Fund                                                **
Tobacco-Free Core Fund                                        **
Value Fund                                                    $48(a)
Intrinsic Value Fund                                          **
Growth Fund                                                   **
Real Estate Fund                                              **
International Disciplined Equity Fund                         **
International Intrinsic Value Fund                            **
International Growth Fund                                     **
Currency Hedged International Equity Fund                     **
Foreign Fund                                                  $1(b)
Emerging Countries Fund                                       **
Domestic Bond Fund                                            **
Core Plus Bond Fund                                           **
International Bond Fund                                       **
Currency Hedged International Bond Fund                       **
Global Bond Fund                                              **
Short-Term Income Fund                                        **
Global Hedged Equity Fund                                     **
Inflation Indexed Bond Fund                                   **
Emerging Country Debt Share Fund                              **
International Equity Allocation Fund                          **
World Balanced Allocation Fund                                **
Global (U.S.+) Equity Allocation Fund                         **
U.S. Sector Fund                                              **

* Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FDI. The Class M Shares distribution (12b-1) fees constitute payments for services rendered and expenses borne by FDI, which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto.

** These Funds did not pay distribution (12b-1) fees to FDI in the fiscal year ended February 28, 2002. As of the end of the fiscal year ended February 28, 2002, the Trust had not yet offered Class M shares in these Funds.

(a) Because the Class M shares of the Value Fund did not commence operations until January 10, 2002, the distribution (12b-1) fee only covers the period from January 10, 2002 through February 28, 2002. The annual distribution (12b-1) fee rate is 0.25% of average daily Class M net assets.

--------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

(b) Because the Class M shares of the Foreign Fund did not commence operations until January 25, 2002, the distribution (12b-1) fee only covers the period from January 25, 2002 through February 28, 2002. The annual distribution (12b-1) fee rate is 0.25% of average daily Class M net assets.


Item 28.    Location of Accounts and Records

            See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 29.    Management Services

            Not Applicable.

Item 30.    Undertakings

            None.

--------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 68 under the Securities Act and Post-Effective Amendment No. 81 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 28th day of June, 2002.

                                      GMO Trust

                                      By:  R. JEREMY GRANTHAM*
                                           -------------------
                                           R. Jeremy Grantham
                                           Title:  President - Quantitative;
                                           Principal Executive Officer; Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 68 to the Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                     Title                                              Date
----------                                     -----                                              ----

R. JEREMY GRANTHAM*                            President - Quantitative; Principal Executive      June 28, 2002
-------------------                            Officer; Trustee
 R. Jeremy Grantham

SUSAN RANDALL HARBERT*                         Chief Financial Officer and Treasurer; Principal   June 28, 2002
----------------------                         Financial and Accounting Officer
Susan Randall Harbert

JAY O. LIGHT*                                  Trustee                                            June 28, 2002
----------------------
Jay O. Light

DONALD W. GLAZER*                              Trustee                                            June 28, 2002
----------------------
Donald W. Glazer

                                               * By:   /S/  ELAINE M. HARTNETT
                                                      -------------------------
                                                      Elaine M. Hartnett
                                                      Attorney-in-Fact

                                POWER OF ATTORNEY

            I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

            Witness my hand and common seal on the date set forth below.

                  (Seal)



Signature                           Title                     Date
---------                           -----                     ----

/S/ Jay O. Light                    Trustee                   December 11, 2000
--------------------------
Jay O. Light

                                POWER OF ATTORNEY

            I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

            Witness my hand and common seal on the date set forth below.

                  (Seal)

Signature                           Title                     Date
---------                           -----                     ----

/S/ R. Jeremy Grantham              Trustee                   December 11, 2000
--------------------------
R. Jeremy Grantham

                                POWER OF ATTORNEY

            I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

            Witness my hand and common seal on the date set forth below.

                  (Seal)

Signature                           Title                     Date
---------                           -----                     ----

/S/ Donald W. Glazer                Trustee                   December 11, 2000
--------------------------
Donald W. Glazer

                               POWER OF ATTORNEY


            I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

            Witness my hand and common seal on the date set forth below.

                       (Seal)

Signature                           Title                         Date
---------                           -----                         ----

/S/ Susan Randall Harbert           Chief Financial Officer       May 2, 2001
--------------------------          and Treasurer; Principal
Susan Randall Harbert               Financial and Accounting
                                    Officer

                                  EXHIBIT INDEX

                                    GMO TRUST

Exhibit No.                Title of Exhibit
-----------                ----------------


     1                     Consents of PricewaterhouseCoopers LLP.


                                      -13-